UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1.	Reports to Shareholders.

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.TCW.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer, bank, or retirement plan), or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2020. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2020, the TCW Funds held total net assets of approximately $14.8 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2020 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks declined 3.2% (S&P 500 Total Return Index) during the period under review, as the morphing of the Coronavirus crisis into a global pandemic brought the longest U.S. stock bull market in history to an end. The U.S. economy entered the worst recession since WWII, with 1Q GDP contracting 4.8%, and a leading sell-side analyst projecting a 2Q decline on the order of 35% (Chris Senyek, Wolfe Research, 4/28/20). The shutdown of large swaths of the U.S. and global economies for an indefinite period of time stoked massive unemployment, with over 30 million Americans losing their jobs over just a six-week period, while U.S. factory output suffered its greatest decline since 1946. Investors indiscriminately fled risky assets in a desperate search for safety, yet the pronounced lack of liquidity across financial markets exacerbated the panic selling, with stock market volatility skyrocketing to a level (VIX@82.69 on 3/16/20) which eclipsed the peak reached during the 2008 crash (VIX@80.86 on 11/20/08). Adding to investors’ distress about the demand shock to the global economy, an agreement by OPEC to implement production cuts equivalent to 10% of pre-pandemic demand was unable to stem a historic collapse in oil prices. Yet despite the avalanche of bad news, stocks rallied over 30% from their March 23rd lows upon the announcement of massive policy responses, including the

Fed’s decision to resume its zero interest-rate policy with a renewed QE commitment on an unlimited basis, and the enactment of a sweeping $2.2 trillion fiscal stimulus package known as the CARES Act.

Looking Ahead

Looking forward, investors’ focus has turned squarely to the prospects for reopening the U.S. economy, with most states having announced steps to gradually restart their economies. Given that social distancing protocols are likely to be an integral part of the reopening of most segments of the economy, it appears that the process will be quite choppy and uneven, with certain sectors hard-pressed to adjust to said protocols on a profitable operating basis. So while we are cautiously optimistic about the prospects for a gradual recovery of the economy, we remain skeptical about the potential for a sharp V-shaped recovery. Corporate America has in essence articulated such caution, as many companies have withdrawn their earnings guidance for the full year, reduced or eliminated their share buyback programs, and cut or suspended their dividend payouts in the face of the uncertain trajectory for the economy and their businesses. On the other hand, we are seeing that some companies have been able to thrive in the midst of the economic downturn because of their critical positioning in supporting the dramatic shift towards the “work from home” (WFH) approach that businesses and consumers have been forced to adopt. Between the massive fiscal and monetary support programs, and the desire for consumers and businesses to begin the long process of getting back to what is surely to be a new “normal,” we believe that equity investors with a long-term time horizon stand to benefit as we ultimately recover from this historic pandemic-induced recession. As always, we continue to closely monitor bottom-up corporate fundamentals as we endeavor to identify the most compelling investment targets that meet our growth and valuation criteria.

1

Letter to Shareholders (Continued)

Fund Performance

All of our growth-oriented U.S. Equity Funds outperformed their respective benchmarks during the period under review, while our value-oriented strategies and the TCW Conservative Allocation Fund trailed their benchmarks. We believe that equity market investors continue to place a premium on secular growth opportunities, such as those found in the technology and communication services sectors, given their relative resilience at a time of great uncertainty with respect to the timetable for restarting the U.S. economy. As a result, some of the more economically sensitive sectors and holdings in our value-oriented strategies were hurt by the prospect of a prolonged weak growth environment. That said, we continue to believe that our emphasis on rigorous bottom-up stock research will serve our fund participants well over the longer term, especially as the economic fallout from the pandemic results in a broad divergence between winners and losers and likely leads to greater dispersion among stock returns.

These are challenging times for all of us, both in our personal and professional lives, and on behalf of everyone at TCW, I wish you and your loved ones good health and safety. We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

		Six Months Return as of April 30, 2020	Total Return Annualized as of April 30, 2020 (1)
	NAV		1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$13.81	8.74%	6.64%	N/A	N/A	12.90%		08/31/17
N Class	$13.79	8.67%	6.57%	N/A	N/A	12.83%		08/31/17
TCW Conservative Allocation Fund
I Class	$11.21	(0.75)%	2.65%	3.48%	5.23%	4.96%		11/16/06
N Class	$11.22	(0.98)%	2.23%	3.03%	4.85%	4.68%		11/16/06
TCW Global Real Estate Fund
I Class	$9.76	(11.29)%	(1.17)%	2.00%	N/A	2.25%		11/28/14
N Class	$9.76	(11.33)%	(1.29)%	1.94%	N/A	2.20%		11/28/14
TCW New America Premier Equities Fund
I Class	$19.40	(3.76)%	2.81%	N/A	N/A	19.06%		01/29/16
N Class	$19.39	(3.85)%	2.62%	N/A	N/A	18.99%		01/29/16
TCW Relative Value Dividend Appreciation Fund
I Class	$13.67	(17.43)%	(14.89)%	0.86%	7.32%	5.41%		10/29/04
N Class	$13.93	(17.52)%	(15.06)%	0.62%	7.04%	8.13	% (2)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$9.59	(17.74)%	(17.03)%	0.20%	6.75%	5.63%		12/31/03
N Class	$9.56	(17.75)%	(17.13)%	(0.01)%	6.52%	5.07	% (2)	12/31/97	(3)
TCW Relative Value Mid Cap Fund
I Class	$15.99	(22.22)%	(23.53)%	(1.66)%	5.41%	8.32	% (4)	11/01/96	(3)
N Class	$15.53	(22.25)%	(23.59)%	(1.81)%	5.19%	5.71%		10/31/00
TCW Select Equities Fund
I Class	$27.77	9.51%	10.43%	13.38%	13.71%	10.58	% (4)	07/01/91	(3)
N Class	$24.39	9.34%	10.14%	13.10%	13.41%	7.20%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(3)	Inception date of the predecessor entity.
(4)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act, and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 95.9% of Net Assets

Application Software — 18.5%

Adobe, Inc. (1)	444	$157,016

Alteryx, Inc. (1)	489	55,345

Anaplan, Inc. (1)	970	39,634

Autodesk, Inc. (1)	771	144,277

Bill.Com Holdings, Inc. (1)	454	26,736

Elastic NV (Netherlands) (1)	544	34,892

Salesforce.com, Inc. (1)	1,085	175,716

Splunk, Inc. (1)	891	125,061

Trade Desk, Inc. (The) (1)	494	144,535

Workday, Inc. (1)	281	43,246

		946,458

Biotechnology — 1.5%

Alnylam Pharmaceuticals, Inc. (1)	213	28,052

Sarepta Therapeutics, Inc. (1)	222	26,170

SpringWorks Therapeutics, Inc. (1)	701	21,212

		75,434

Cable & Satellite — 5.3%

Altice USA, Inc. (1)	3,126	81,182

Charter Communications, Inc. (1)	261	129,255

Comcast Corp.	1,671	62,880

		273,317

Communications Equipment — 2.0%

Palo Alto Networks, Inc. (1)	513	100,810

Data Processing & Outsourced Services — 6.0%

Mastercard, Inc.	358	98,439

Square, Inc. (1)	1,650	107,481

Visa, Inc.	560	100,083

		306,003

Health Care Equipment — 1.9%

Intuitive Surgical, Inc. (1)	103	52,621

STAAR Surgical Co. (1)	1,183	45,332

		97,953

Home Entertainment Software — 2.1%

Activision Blizzard, Inc.	1,678	106,939

Internet & Direct Marketing Retail — 3.9%

Amazon.com, Inc. (1)	81	200,394

Internet Services & Infrastructure — 13.1%

Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	581	117,751

Alphabet, Inc. (1)	119	160,258

Baidu, Inc. (SP ADR) (China) (1)	554	55,915

Facebook, Inc. (1)	832	170,319

Tencent Holdings, Ltd. (SP ADR) (China)	2,152	113,238

Issues	Shares	Value

Internet Services & Infrastructure (Continued)

Twilio, Inc. (1)	473	$53,118

		670,599

IT Consulting & Other Services — 3.5%

Accenture PLC	268	49,631

EPAM Systems, Inc. (1)	586	129,441

		179,072

Life Sciences Tools & Services — 0.9%

NeoGenomics, Inc. (1)	1,787	48,856

Semiconductor Equipment — 9.4%

Analog Devices, Inc.	755	82,748

ASML Holding NV (Netherlands)	644	185,749

Lam Research Corp.	638	162,869

Texas Instruments, Inc.	421	48,865

		480,231

Semiconductors — 9.4%

Intel Corp.	1,837	110,183

Micron Technology, Inc. (1)	2,092	100,186

NVIDIA Corp.	501	146,432

QUALCOMM, Inc.	1,602	126,030

		482,831

Specialized REITs — 5.3%

American Tower Corp.	519	123,522

Equinix, Inc.	223	150,570

		274,092

Systems Software — 8.5%

Crowdstrike Holdings, Inc. (1)	392	26,523

Microsoft Corp.	1,124	201,432

ServiceNow, Inc. (1)	599	210,572

		438,527

Technology Hardware, Storage & Peripherals — 2.5%

Apple, Inc.	334	98,129

Western Digital Corp.	668	30,782

		128,911

Trucking — 1.1%

Uber Technologies, Inc. (1)	1,801	54,516

Wireless Telecommunication Services — 1.0%

T-Mobile US, Inc. (1)	600	52,680

Total Common Stock

(Cost: $3,971,025)		4,917,623

See accompanying Notes to Financial Statements.

4

TCW Artificial Intelligence Equity Fund

April 30, 2020

Issues	Shares	Value

Money Market Investments — 3.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	193,777	$193,777

Total Money Market Investments

(Cost: $193,777)		193,777

Total Investments (99.7%)

(Cost: $4,164,802)		5,111,400

Excess Of Other Assets Over Liabilities (0.3%)		17,298

Net Assets (100.0%)		$5,128,698

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

5

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Application Software	18.5%
Biotechnology	1.5
Cable & Satellite	5.3
Communications Equipment	2.0
Data Processing & Outsourced Services	6.0
Health Care Equipment	1.9
Home Entertainment Software	2.1
IT Consulting & Other Services	3.5
Internet & Direct Marketing Retail	3.9
Internet Services & Infrastructure	13.1
Life Sciences Tools & Services	0.9
Semiconductor Equipment	9.4
Semiconductors	9.4
Specialized REITs	5.3
Systems Software	8.5
Technology Hardware, Storage & Peripherals	2.5
Trucking	1.1
Wireless Telecommunication Services	1.0
Money Market Investments	3.8

Total	99.7%

See accompanying Notes to Financial Statements.

6

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$946,458	$—	$—	$946,458
Biotechnology	75,434	—	—	75,434
Cable & Satellite	273,317	—	—	273,317
Communications Equipment	100,810	—	—	100,810
Data Processing & Outsourced Services	306,003	—	—	306,003
Health Care Equipment	97,953	—	—	97,953
Home Entertainment Software	106,939	—	—	106,939
Internet & Direct Marketing Retail	200,394	—	—	200,394
Internet Services & Infrastructure	670,599	—	—	670,599
IT Consulting & Other Services	179,072	—	—	179,072
Life Sciences Tools & Services	48,856	—	—	48,856
Semiconductor Equipment	480,231	—	—	480,231
Semiconductors	482,831	—	—	482,831
Specialized REITs	274,092	—	—	274,092
Systems Software	438,527	—	—	438,527
Technology Hardware, Storage & Peripherals	128,911	—	—	128,911
Trucking	54,516	—	—	54,516
Wireless Telecommunication Services	52,680	—	—	52,680

Total Common Stock	4,917,623	—	—	4,917,623

Money Market Investments	193,777	—	—	193,777

Total Investments	$5,111,400	$—	$—	$5,111,400

See accompanying Notes to Financial Statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 2.3 % of Net Assets

iShares MSCI EAFE Index Fund	11,160	$631,321

Total Exchange-traded Funds

(Cost: $725,446)		631,321

INVESTMENT COMPANIES — 96.6%

Diversified Equity Funds — 36.9%

TCW Global Real Estate Fund — I Class (1)	116,676	1,138,758

TCW New America Premier Equities Fund — I Class (1)	221,176	4,290,809

TCW Relative Value Large Cap Fund — I Class (1)	152,853	1,465,858

TCW Relative Value Mid Cap Fund — I Class (1)	14,030	224,333

TCW Select Equities Fund — I Class (1)	116,069	3,223,228

		10,342,986

Diversified Fixed Income Funds — 59.7%

Metropolitan West High Yield Bond Fund — I Class (1)	31,595	305,839

Metropolitan West Low Duration Bond Fund — I Class (1)	175,597	1,536,475

Metropolitan West Total Return Bond Fund — I Class (1)	393,914	4,474,865

Metropolitan West Unconstrained Bond Fund — I Class (1)	484,560	5,514,297

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

TCW Emerging Markets Income Fund — I Class (1)	38,087	$264,325

TCW Global Bond Fund — I Class (1)	71,092	714,478

TCW Total Return Bond Fund — I Class (1)	377,247	3,927,138

		16,737,417

Total Investment Companies

(Cost: $25,195,625)		27,080,403

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class,0.22% (2)	271,397	271,397

Total Money Market Investments

(Cost: $271,397)		271,397

Total Investments (99.9%)

(Cost: $26,192,468)		27,983,121

Excess Of Other Assets Over Liabilities (0.1%)		41,918

Net Assets (100.0%)		$28,025,039

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

8

TCW Conservative Allocation Fund

April 30, 2020

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2020	Value at April 30, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain/(Loss) on Investments
Metropolitan West High Yield Bond Fund — I Class
	$—	$588,407	$294,862	31,595	$305,839	$3,197	$—	$4,684	$7,609
Metropolitan West Low Duration Bond Fund — I Class
	$2,241,323	$887,292	$1,589,301	175,597	1,536,475	19,772	—	8,711	(11,550)
Metropolitan West Total Return Bond Fund — I Class
	$3,392,808	$1,390,546	$401,631	393,914	4,474,865	40,091	27,621	(1,721)	94,863
Metropolitan West Unconstrained Bond Fund — I Class
	$6,057,278	$374,105	$655,935	484,560	5,514,297	94,575	—	(16,001)	(245,150)
TCW Emerging Markets Income Fund — I Class
	$—	$732,501	$436,962	38,087	264,325	3,150	—	(22,379)	(8,835)
TCW Global Bond Fund — I Class
	$752,383	$59,833	$82,005	71,092	714,478	4,633	17,056	(585)	(15,148)
TCW Global Real Estate Fund — I Class
	$1,909,641	$82,639	$603,759	116,676	1,138,758	25,709	—	(46,268)	(203,495)
TCW New America Premier Equities Fund — I Class
	$4,033,000	$950,826	$607,199	221,176	4,290,809	19,712	16,478	(16,490)	(69,327)
TCW Relative Value Large Cap Fund — I Class
	$2,072,391	$873,547	$354,621	152,853	1,465,858	51,823	741,985	(142,362)	(983,097)
TCW Relative Value Mid Cap Fund — I Class
	$307,040	$18,615	$31,908	14,030	224,333	2,483	5,128	(11,281)	(58,133)
TCW Select Equities Fund — I Class
	$2,769,588	$815,319	$469,540	116,069	3,223,228	—	235,878	(48,644)	156,507
TCW Total Return Bond Fund — I Class
	$5,409,922	$299,958	$1,945,702	377,247	3,927,138	86,422	—	34,784	128,176

Total					$27,080,403	$351,567	$1,044,146	$(257,552)	$(1,207,580)

See accompanying Notes to Financial Statements.

9

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	59.7%
Diversified Equity Funds	36.9
Exchange-Traded Funds	2.3
Money Market Investments	1.0

Total	99.9%

See accompanying Notes to Financial Statements.

10

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$631,321	$—	$—	$631,321
Investment Companies	27,080,403	—	—	27,080,403
Money Market Investments	271,397	—	—	271,397

Total Investments	$27,983,121	$—	$—	$27,983,121

See accompanying Notes to Financial Statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 91.0% of Net Assets

Australia — 5.7%

Goodman Group	17,914	$153,292

Mirvac Group	87,133	127,205

Total Australia

(Cost: $297,905)		280,497

Canada — 2.9% (Cost: $170,975)

Summit Industrial Income REIT	19,086	142,635

China — 6.7%

China Resources Land, Ltd.	26,000	107,440

Link REIT (The)	5,932	52,880

Longfor Group Holdings, Ltd.	32,500	165,234

Total China

(Cost: $268,761)		325,554

Germany — 2.5% (Cost: $95,846)

Deutsche Wohnen SE	3,037	123,022

Japan — 9.6%

Ichigo Office REIT Investment	175	110,713

Mitsubishi Estate Co., Ltd.	5,900	95,790

Mitsui Fudosan Co., Ltd.	4,600	84,880

Nippon Prologis REIT, Inc.	65	180,579

Total Japan

(Cost: $470,445)		471,962

United Kingdom — 5.4%

Land Securities Group PLC	8,470	70,736

Segro PLC	18,371	192,839

Total United Kingdom

(Cost: $243,326)		263,575

United States — 58.2%

Alexandria Real Estate Equities, Inc.	974	153,006

American Tower Corp.	534	127,092

AvalonBay Communities, Inc.	854	139,159

Brixmor Property Group, Inc.	3,888	44,518

DR Horton, Inc.	2,490	117,578

Equinix, Inc.	302	203,910

Extended Stay America, Inc.	17,733	192,758

Issues	Shares	Value

United States (Continued)

Healthpeak Properties, Inc.	1,805	$47,183

Hilton Worldwide Holdings, Inc.	700	52,997

Hudson Pacific Properties, Inc.	10,175	250,101

Invitation Homes, Inc.	4,814	113,851

JBG SMITH Properties	2,588	87,863

Jones Lang LaSalle, Inc.	458	48,356

Kilroy Realty Corp.	1,316	81,934

Mid-America Apartment Communities, Inc.	1,320	147,734

Prologis, Inc.	874	77,987

Ready Capital Corp.	519	3,462

Retail Properties of America, Inc.	29,896	185,355

SBA Communications Corp.	311	90,165

Simon Property Group, Inc.	1,405	93,812

Terreno Realty Corp.	1,490	81,682

Toll Brothers, Inc.	8,330	200,086

Vail Resorts, Inc.	806	137,826

Ventas, Inc.	1,951	63,115

VICI Properties, Inc.	6,149	107,115

Total United States

(Cost: $2,567,928)		2,848,645

Total Common Stock

(Cost: $4,115,186)		4,455,890

Total Purchased Options (1) (1.7%)

(Cost: $66,236)		83,775

MONEY MARKET INVESTMENTS — 7.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	360,103	360,103

Total Money Market Investments

(Cost: $360,103)		360,103

Total Investments (100.1%)

(Cost: $4,541,525)		4,899,768

Liabilities In Excess Of Other Assets (-0.1%)		(5,697)

Net Assets (100.0%)		$4,894,071

See accompanying Notes to Financial Statements.

12

TCW Global Real Estate Fund

April 30, 2020

Purchased Options — Exchange-Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
CALL
Gaming And Leisure Properties	13	12/18/20	35	$41,685	$55,300	$16,864	$38,436
Tanger Factory Outlet Centers	13	9/18/20	15	112,800	3,750	8,331	(4,581)

					$59,050	$25,195	$33,855

PUT
Digital Realty Trust, Inc.	115	7/17/20	15	$224,235	$3,000	$10,365	$(7,365)
Preferred Apartment Communities	10	5/15/20	5	37,050	15,000	16,532	(1,532)
Preferred Apartment Communities	8	5/15/20	5	37,050	2,625	5,812	(3,187)
Whitestone REIT	8	5/15/20	5	33,900	4,100	8,332	(4,232)

					$24,725	$41,041	$(16,316)

Written Options — Exchange-Traded

CALL
Equinix, Inc.	600	6/19/20	(2)	135,040	$(17,960)	$(10,018)	$(7,942)

					$(17,960)	$(10,018)	$(7,942)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	See options table for description of purchased options.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

13

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Diversified REITs	4.1%
Diversified Real Estate Activities	3.6
Health Care REITs	2.3
Homebuilding	6.5
Hotels, Resorts & Cruise Lines	5.0
Industrial REITs	16.9
Leisure Facilities	2.8
Mortgage REITs	0.1
Office REITs	14.0
Purchased Options	1.7
Real Estate Development	5.6
Real Estate Operating Companies	2.5
Real Estate Services	1.0
Residential REITs	8.1
Retail REITs	7.7
Specialized REITs	10.8
Money Market Investments	7.4

Total	100.1%

See accompanying Notes to Financial Statements.

14

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$—	$197,941	$—	$197,941
Diversified Real Estate Activities	—	180,670	—	180,670
Health Care REITs	110,298	—	—	110,298
Homebuilding	317,664	—	—	317,664
Hotels, Resorts & Cruise Lines	245,755	—	—	245,755
Industrial REITs	302,304	526,710	—	829,014
Leisure Facilities	137,826	—	—	137,826
Mortgage REITs	3,462	—	—	3,462
Office REITs	572,904	110,713	—	683,617
Real Estate Development	—	272,674	—	272,674
Real Estate Operating Companies	—	123,022	—	123,022
Real Estate Services	48,356	—	—	48,356
Residential REITs	400,744	—	—	400,744
Retail REITs	323,685	52,880	—	376,565
Specialized REITs	528,282	—	—	528,282

Total Common Stock	2,991,280	1,464,610	—	4,455,890

Purchased Options	83,775	—	—	83,775

Money Market Investments	360,103	—	—	360,103

Total Investments	$3,435,158	$1,464,610	$—	$4,899,768

Liability Derivatives
Written Options
Equity Risk	$(17,960)	$—	$—	$(17,960)

Total	$(17,960)	$—	$—	$(17,960)

See accompanying Notes to Financial Statements.

15

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 94.5% of Net Assets

Aerospace & Defense — 1.7%

HEICO Corp.	36,618	$3,207,737

Application Software — 13.5%

Constellation Software, Inc.	22,036	21,236,076

Trade Desk, Inc. (The) (1)	12,526	3,664,857

		24,900,933

Communications Equipment — 4.2%

Motorola Solutions, Inc.	53,434	7,684,344

Data Processing & Outsourced Services — 18.2%

Automatic Data Processing, Inc.	40,572	5,951,507

Fiserv, Inc. (1)	105,615	10,884,682

Jack Henry & Associates, Inc.	54,171	8,859,667

Mastercard, Inc.	7,186	1,975,934

Visa, Inc.	33,181	5,930,108

		33,601,898

Environmental & Facilities Services — 4.5%

Waste Connections, Inc. (Canada)	96,608	8,299,593

Financial Exchanges & Data — 3.7%

MSCI, Inc.	9,069	2,965,563

S&P Global, Inc.	13,422	3,931,035

		6,896,598

Food Retail — 3.1%

Alimentation Couche-Tard, Inc. — Class B (Canada)	202,618	5,665,923

Health Care Equipment — 8.3%

Baxter International, Inc.	78,066	6,930,699

Danaher Corp.	50,961	8,330,085

		15,260,784

Industrial Conglomerates — 2.9%

Honeywell International, Inc.	18,310	2,598,189

Roper Technologies, Inc.	8,258	2,816,226

		5,414,415

Industrial Gases — 4.0%

Air Products & Chemicals, Inc.	12,667	2,857,422

Linde PLC (Ireland)	24,385	4,486,596

		7,344,018

Industrial Machinery — 2.5%

IDEX Corp.	29,920	4,596,610

Life Sciences Tools & Services — 8.5%

Agilent Technologies, Inc.	40,343	3,092,694

Mettler-Toledo International, Inc. (1)	7,650	5,507,541

Thermo Fisher Scientific, Inc.	21,037	7,040,663

		15,640,898

Issues	Shares	Value

Multi-Sector Holdings — 3.2%

Berkshire Hathaway, Inc. — Class B (1)	31,303	$5,864,930

Research & Consulting Services — 7.4%

IHS Markit, Ltd. (1)	127,267	8,565,069

TransUnion	64,668	5,095,192

		13,660,261

Systems Software — 8.5%

Enghouse Systems, Ltd. (Canada)	97,800	3,672,033

Microsoft Corp.	67,086	12,022,482

		15,694,515

Trading Companies & Distributors — 0.3%

Vertiv Holdings Co. (1)	52,062	604,804

Total Common Stock

(Cost: $158,491,626)		174,338,261

CONVERTIBLE PREFERRED STOCK — 0.7%

Health Care Equipment — 0.7%

Danaher Corp.	1,086	1,291,384

Total Convertible Preferred Stock

(Cost: $1,117,130)		1,291,384

EXCHANGE-TRADED FUNDS — 3.4%

SPDR S&P 500 ETF Trust	21,192	6,155,852

Total Exchange-traded Funds

(Cost: $5,841,546)		6,155,852

Total Investments (98.6%)

(Cost: $165,450,302)		181,785,497

Excess Of Other Assets Over Liabilities (1.4%)		2,642,367

Net Assets (100.0%)		$184,427,864

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

16

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	1.7%
Application Software	13.5
Communications Equipment	4.2
Data Processing & Outsourced Services	18.2
Exchange-Traded Funds	3.4
Environmental & Facilities Services	4.5
Financial Exchanges & Data	3.7
Food Retail	3.1
Health Care Equipment	9.0
Industrial Conglomerates	2.9
Industrial Gases	4.0
Industrial Machinery	2.5
Life Sciences Tools & Services	8.5
Multi-Sector Holdings	3.2
Research & Consulting Services	7.4
Systems Software	8.5
Trading Companies & Distributors	0.3

Total	98.6%

See accompanying Notes to Financial Statements.

17

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,207,737	$—	$—	$3,207,737
Application Software	24,900,933	—	—	24,900,933
Communications Equipment	7,684,344	—	—	7,684,344
Data Processing & Outsourced Services	33,601,898	—	—	33,601,898
Environmental & Facilities Services	8,299,593	—	—	8,299,593
Financial Exchanges & Data	6,896,598	—	—	6,896,598
Food Retail	5,665,923	—	—	5,665,923
Health Care Equipment	15,260,784	—	—	15,260,784
Industrial Conglomerates	5,414,415	—	—	5,414,415
Industrial Gases	7,344,018	—	—	7,344,018
Industrial Machinery	4,596,610	—	—	4,596,610
Life Sciences Tools & Services	15,640,898	—	—	15,640,898
Multi-Sector Holdings	5,864,930	—	—	5,864,930
Research & Consulting Services	13,660,261	—	—	13,660,261
Systems Software	15,694,515	—	—	15,694,515
Trading Companies & Distributors	604,804	—	—	604,804

Total Common Stock	174,338,261	—	—	174,338,261

Convertible Preferred Stock	1,291,384	—	—	1,291,384
Exchange-Traded Funds	6,155,852	—	—	6,155,852

Total Investments	$181,785,497	$—	$—	$181,785,497

See accompanying Notes to Financial Statements.

18

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Shares	Value

COMMON STOCK — 99.6% of Net Assets

Aerospace & Defense — 0.7%

Textron, Inc.	54,899	$1,447,138

Air Freight & Logistics — 3.0%

United Parcel Service, Inc. — Class B	69,300	6,559,938

Auto Components — 2.7%

Johnson Controls International PLC (Ireland)	197,589	5,751,816

Banks — 8.4%

Citigroup, Inc.	68,809	3,341,365

JPMorgan Chase & Co.	89,062	8,528,577

Wells Fargo & Co.	114,600	3,329,130

Zions Bancorp	94,770	2,995,680

		18,194,752

Beverages — 3.0%

PepsiCo, Inc.	48,988	6,480,622

Biotechnology — 4.3%

Gilead Sciences, Inc.	111,765	9,388,260

Capital Markets — 6.8%

Ameriprise Financial, Inc.	25,452	2,925,453

Blackstone Group, Inc. (The)	49,400	2,580,656

Intercontinental Exchange, Inc.	103,070	9,219,611

		14,725,720

Chemicals — 3.1%

Corteva, Inc. (1)	136,412	3,572,630

DuPont de Nemours, Inc.	68,370	3,214,758

		6,787,388

Communications Equipment — 2.1%

Cisco Systems, Inc.	106,987	4,534,109

Diversified Telecommunication Services — 4.1%

AT&T, Inc.	292,032	8,898,215

Electrical Equipment — 1.6%

nVent Electric PLC (Ireland)	182,882	3,410,749

Electronic Equipment, Instruments & Components — 1.7%

Corning, Inc.	171,862	3,782,683

Energy Equipment & Services — 2.1%

Baker Hughes Co.	320,585	4,472,161

Food Products — 1.2%

Conagra Brands, Inc.	79,000	2,641,760

Health Care Equipment & Supplies — 2.5%

Medtronic PLC (Ireland)	54,928	5,362,621

Health Care Providers & Services — 2.7%

McKesson Corp.	42,215	5,962,869

Issues	Shares	Value

Household Durables — 2.7%

Lennar Corp.	116,482	$5,832,254

Household Products — 2.1%

Procter & Gamble Co. (The)	39,073	4,605,534

Independent Power and Renewable Electricity Producers — 3.4%

AES Corp. (The)	552,265	7,317,511

Industrial Conglomerates — 4.9%

General Electric Co.	872,779	5,934,897

Koninklijke Philips Electronics NV (NYRS) (Netherlands)	109,667	4,815,478

		10,750,375

Insurance — 3.3%

MetLife, Inc.	200,978	7,251,286

IT Services — 3.4%

International Business Machines Corp.	59,391	7,457,134

Media — 3.8%

Comcast Corp.	193,994	7,299,994

Fox Corp.	36,300	939,081

		8,239,075

Metals & Mining — 1.2%

Freeport-McMoRan, Inc.	304,710	2,690,589

Multi-Utilities — 1.5%

Sempra Energy	26,323	3,260,103

Multiline Retail — 2.2%

Target Corp.	44,400	4,872,456

Oil, Gas & Consumable Fuels — 5.4%

Chevron Corp.	105,225	9,680,700

Marathon Petroleum Corp.	66,345	2,128,348

		11,809,048

Pharmaceuticals — 5.3%

AbbVie, Inc.	25,200	2,071,440

Johnson & Johnson	9,000	1,350,360

Novartis AG (SP ADR) (Switzerland)	95,800	8,117,134

		11,538,934

Real Estate Management & Development — 1.0%

Jones Lang LaSalle, Inc.	20,541	2,168,719

REIT — 1.2%

Cousins Properties, Inc.	83,975	2,533,526

Semiconductors & Semiconductor Equipment — 6.3%

Broadcom, Inc.	17,416	4,730,534

Maxim Integrated Products, Inc.	162,248	8,920,395

		13,650,929

See accompanying Notes to Financial Statements.

19

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 1.9%

Seagate Technology PLC (Ireland)	84,138	$4,202,693

Total Common Stock

(Cost: $201,098,327)		216,580,967

MONEY MARKET INVESTMENTS — 0.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	13,776	13,776

Total Money Market Investments
(Cost: $13,776)		13,776

Total Investments (99.6%)

(Cost: $201,112,103)		216,594,743

Excess Of Other Assets Over Liabilities (0.4%)		966,594

Net Assets (100.0%)		$217,561,337

Notes to the Schedule of Investments:

NYRS	New York Registry Shares.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

20

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	3.0
Auto Components	2.7
Banks	8.4
Beverages	3.0
Biotechnology	4.3
Capital Markets	6.8
Chemicals	3.1
Communications Equipment	2.1
Diversified Telecommunication Services	4.1
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	2.1
Food Products	1.2
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.7
Household Durables	2.7
Household Products	2.1
Independent Power and Renewable Electricity Producers	3.4
Industrial Conglomerates	4.9
Insurance	3.3
IT Services	3.4
Media	3.8
Metals & Mining	1.2
Multi-Utilities	1.5
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	5.4
Pharmaceuticals	5.3
REIT	1.2
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	6.3
Technology Hardware, Storage & Peripherals	1.9
Money Market Investments	0.0 *

Total	99.6%

*	Amount rounds to less than 0.1% of Net Assets

See accompanying Notes to Financial Statements.

21

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,447,138	$—	$—	$1,447,138
Air Freight & Logistics	6,559,938	—	—	6,559,938
Auto Components	5,751,816	—	—	5,751,816
Banks	18,194,752	—	—	18,194,752
Beverages	6,480,622	—	—	6,480,622
Biotechnology	9,388,260	—	—	9,388,260
Capital Markets	14,725,720	—	—	14,725,720
Chemicals	6,787,388	—	—	6,787,388
Communications Equipment	4,534,109	—	—	4,534,109
Diversified Telecommunication Services	8,898,215	—	—	8,898,215
Electrical Equipment	3,410,749	—	—	3,410,749
Electronic Equipment, Instruments & Components	3,782,683	—	—	3,782,683
Energy Equipment & Services	4,472,161	—	—	4,472,161
Food Products	2,641,760	—	—	2,641,760
Health Care Equipment & Supplies	5,362,621	—	—	5,362,621
Health Care Providers & Services	5,962,869	—	—	5,962,869
Household Durables	5,832,254	—	—	5,832,254
Household Products	4,605,534	—	—	4,605,534
Independent Power and Renewable Electricity Producers	7,317,511	—	—	7,317,511
Industrial Conglomerates	10,750,375	—	—	10,750,375
Insurance	7,251,286	—	—	7,251,286
IT Services	7,457,134	—	—	7,457,134
Media	8,239,075	—	—	8,239,075
Metals & Mining	2,690,589	—	—	2,690,589
Multi-Utilities	3,260,103	—	—	3,260,103
Multiline Retail	4,872,456	—	—	4,872,456
Oil, Gas & Consumable Fuels	11,809,048	—	—	11,809,048
Pharmaceuticals	11,538,934	—	—	11,538,934
REIT	2,533,526	—	—	2,533,526
Real Estate Management & Development	2,168,719	—	—	2,168,719
Semiconductors & Semiconductor Equipment	13,650,929	—	—	13,650,929
Technology Hardware, Storage & Peripherals	4,202,693	—	—	4,202,693

Total Common Stock	216,580,967	—	—	216,580,967

Money Market Investments	13,776	—	—	13,776

Total Investments	$216,594,743	$—	$—	$216,594,743

See accompanying Notes to Financial Statements.

22

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Shares	Value

COMMON STOCK — 99.4% of Net Assets

Aerospace & Defense — 2.9%

L3Harris Technologies, Inc.	5,899	$1,142,637

Textron, Inc.	60,409	1,592,381

		2,735,018

Air Freight & Logistics — 2.4%

United Parcel Service, Inc. — Class B	24,540	2,322,956

Auto Components — 2.3%

Johnson Controls International PLC (Ireland)	74,293	2,162,669

Banks — 8.3%

Citigroup, Inc.	54,900	2,665,944

JPMorgan Chase & Co.	40,621	3,889,867

Zions Bancorp	42,700	1,349,747

		7,905,558

Beverages — 2.2%

PepsiCo, Inc.	16,039	2,121,799

Biotechnology — 3.5%

Gilead Sciences, Inc.	39,829	3,345,636

Capital Markets — 6.9%

Ameriprise Financial, Inc.	12,129	1,394,107

Blackstone Group, Inc. (The)	21,300	1,112,712

Intercontinental Exchange, Inc.	45,556	4,074,984

		6,581,803

Chemicals — 3.3%

Corteva, Inc. (1)	60,982	1,597,119

DuPont de Nemours, Inc.	31,995	1,504,405

		3,101,524

Communications Equipment — 2.3%

Cisco Systems, Inc.	52,427	2,221,856

Diversified Telecommunication Services — 3.4%

AT&T, Inc.	106,097	3,232,776

Electrical Equipment — 1.1%

nVent Electric PLC (Ireland)	58,567	1,092,275

Electronic Equipment, Instruments & Components — 3.4%

Corning, Inc.	88,044	1,937,848

Flex Ltd. (1)	133,400	1,301,984

		3,239,832

Energy Equipment & Services — 1.8%

Baker Hughes Co.	126,040	1,758,258

Food Products — 2.4%

Conagra Brands, Inc.	66,920	2,237,805

Issues	Shares	Value

Health Care Equipment & Supplies — 3.0%

Medtronic PLC (Ireland)	19,354	$1,889,531

Zimmer Biomet Holdings, Inc.	8,122	972,203

		2,861,734

Health Care Providers & Services — 8.9%

Centene Corp. (1)	45,278	3,014,609

McKesson Corp.	16,846	2,379,498

Molina Healthcare, Inc. (1)	18,536	3,039,348

		8,433,455

Household Durables — 3.1%

Lennar Corp.	59,763	2,992,333

Household Products — 2.0%

Procter & Gamble Co. (The)	15,752	1,856,688

Independent Power and Renewable Electricity Producers — 2.5%

AES Corp. (The)	181,800	2,408,850

Industrial Conglomerates — 2.3%

General Electric Co.	321,536	2,186,445

Insurance — 2.1%

MetLife, Inc.	54,800	1,977,184

IT Services — 4.4%

Fiserv, Inc. (1)	13,205	1,360,907

International Business Machines Corp.	22,551	2,831,504

		4,192,411

Media — 8.0%

Comcast Corp.	98,670	3,712,952

Discovery, Inc. (1)	93,800	2,102,996

Fox Corp.	15,900	411,333

ViacomCBS, Inc. — Class B	81,298	1,403,204

		7,630,485

Metals & Mining — 2.3%

Freeport-McMoRan, Inc.	245,308	2,166,070

Multi-Utilities — 1.6%

Sempra Energy	12,104	1,499,080

Multiline Retail — 2.2%

Target Corp.	19,200	2,107,008

Oil, Gas & Consumable Fuels — 4.0%

Chevron Corp.	29,300	2,695,600

Marathon Petroleum Corp.	33,095	1,061,688

		3,757,288

Pharmaceuticals — 0.8%

AbbVie, Inc.	9,300	764,460

Real Estate Management & Development — 1.5%

Jones Lang LaSalle, Inc.	13,280	1,402,102

See accompanying Notes to Financial Statements.

23

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

REIT — 1.2%

Cousins Properties, Inc.	36,300	$1,095,171

Semiconductors & Semiconductor Equipment — 3.3%

Broadcom, Inc.	7,450	2,023,569

ON Semiconductor Corp. (1)	67,000	1,075,015

		3,098,584

Total Common Stock

(Cost: $80,874,144)		94,489,113

Total Investments (99.4%)

(Cost: $80,874,144)		94,489,113

Excess Of Other Assets Over Liabilities (0.6%)		539,734

Net Assets (100.0%)		$95,028,847

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

24

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	2.4
Auto Components	2.3
Banks	8.3
Beverages	2.2
Biotechnology	3.5
Capital Markets	6.9
Chemicals	3.3
Communications Equipment	2.3
Diversified Telecommunication Services	3.4
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	3.4
Energy Equipment & Services	1.8
Food Products	2.4
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	8.9
Household Durables	3.1
Household Products	2.0
Independent Power and Renewable Electricity Producers	2.5
Industrial Conglomerates	2.3
Insurance	2.1
IT Services	4.4
Media	8.0
Metals & Mining	2.3
Multi-Utilities	1.6
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	0.8
REIT	1.2
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	3.3

Total	99.4%

See accompanying Notes to Financial Statements.

25

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,735,018	$—	$—	$2,735,018
Air Freight & Logistics	2,322,956	—	—	2,322,956
Auto Components	2,162,669	—	—	2,162,669
Banks	7,905,558	—	—	7,905,558
Beverages	2,121,799	—	—	2,121,799
Biotechnology	3,345,636	—	—	3,345,636
Capital Markets	6,581,803	—	—	6,581,803
Chemicals	3,101,524	—	—	3,101,524
Communications Equipment	2,221,856	—	—	2,221,856
Diversified Telecommunication Services	3,232,776	—	—	3,232,776
Electrical Equipment	1,092,275	—	—	1,092,275
Electronic Equipment, Instruments & Components	3,239,832	—	—	3,239,832
Energy Equipment & Services	1,758,258	—	—	1,758,258
Food Products	2,237,805	—	—	2,237,805
Health Care Equipment & Supplies	2,861,734	—	—	2,861,734
Health Care Providers & Services	8,433,455	—	—	8,433,455
Household Durables	2,992,333	—	—	2,992,333
Household Products	1,856,688	—	—	1,856,688
Independent Power and Renewable Electricity Producers	2,408,850	—	—	2,408,850
Industrial Conglomerates	2,186,445	—	—	2,186,445
Insurance	1,977,184	—	—	1,977,184
IT Services	4,192,411	—	—	4,192,411
Media	7,630,485	—	—	7,630,485
Metals & Mining	2,166,070	—	—	2,166,070
Multi-Utilities	1,499,080	—	—	1,499,080
Multiline Retail	2,107,008	—	—	2,107,008
Oil, Gas & Consumable Fuels	3,757,288	—	—	3,757,288
Pharmaceuticals	764,460	—	—	764,460
REIT	1,095,171	—	—	1,095,171
Real Estate Management & Development	1,402,102	—	—	1,402,102
Semiconductors & Semiconductor Equipment	3,098,584	—	—	3,098,584

Total Common Stock	94,489,113	—	—	94,489,113

Total Investments	$94,489,113	$—	$—	$94,489,113

See accompanying Notes to Financial Statements.

26

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Shares	Value

COMMON STOCK — 98.0% of Net Assets

Aerospace & Defense — 1.5%

Textron, Inc.	34,088	$898,560

Banks — 8.3%

KeyCorp	155,442	1,810,899

Popular, Inc.	50,465	1,947,445

Synovus Financial Corp.	12,329	259,032

Zions Bancorp	26,610	841,142

		4,858,518

Capital Markets — 3.4%

Apollo Global Management, Inc.	13,300	538,517

E*TRADE Financial Corp.	15,600	633,516

Evercore Partners, Inc.	16,301	841,132

		2,013,165

Chemicals — 4.3%

Corteva, Inc. (1)	52,998	1,388,018

International Flavors & Fragrances, Inc.	8,450	1,107,203

		2,495,221

Communications Equipment — 1.2%

CommScope Holding Co., Inc. (1)	61,630	678,546

Construction & Engineering — 4.5%

Arcosa, Inc.	25,100	935,477

Jacobs Engineering Group, Inc.	20,483	1,694,968

		2,630,445

Consumer Finance — 0.5%

Santander Consumer USA Holdings, Inc.	19,914	310,459

Electronic Equipment, Instruments & Components — 4.1%

Flex Ltd. (1)	155,400	1,516,704

TTM Technologies, Inc. (1)	76,355	884,954

		2,401,658

Energy Equipment & Services — 0.3%

Baker Hughes Co.	14,800	206,460

Equity Real Estate — 2.0%

Mid-America Apartment Communities, Inc.	10,260	1,148,299

Food Products — 5.3%

Conagra Brands, Inc.	46,522	1,555,695

Hain Celestial Group, Inc. (The) (1)	35,500	917,320

TreeHouse Foods, Inc. (1)	12,571	650,298

		3,123,313

Health Care Equipment & Supplies — 1.5%

Zimmer Biomet Holdings, Inc.	7,373	882,548

Health Care Providers & Services — 10.9%

Acadia Healthcare Co., Inc. (1)	42,300	1,015,623

Centene Corp. (1)	29,572	1,968,904

Henry Schein, Inc. (1)	6,400	349,184

Issues	Shares	Value

Health Care Providers & Services (Continued)

Magellan Health, Inc. (1)	8,900	$540,497

Molina Healthcare, Inc. (1)	15,160	2,485,785

		6,359,993

Household Durables — 7.5%

DR Horton, Inc.	22,100	1,043,562

KB Home	34,960	917,351

Lennar Corp.	30,400	1,522,128

Toll Brothers, Inc.	37,368	897,579

		4,380,620

Independent Power and Renewable Electricity Producers — 3.2%

AES Corp. (The)	142,400	1,886,800

Insurance — 3.6%

Arch Capital Group, Ltd. (1)	11,800	283,554

Assured Guaranty, Ltd.	44,102	1,311,152

Axis Capital Holdings, Ltd.	13,846	506,764

		2,101,470

Internet & Direct Marketing Retail — 0.9%

eBay, Inc.	12,900	513,807

Machinery — 6.7%

Dover Corp.	15,424	1,444,457

Manitowoc Co., Inc. (The) (1)	68,894	635,203

SPX FLOW, Inc. (1)	27,505	895,838

Terex Corp.	15,508	235,566

Wabtec Corp.	12,516	706,153

		3,917,217

Marine — 3.3%

Kirby Corp. (1)	30,200	1,613,284

Matson, Inc.	9,632	291,272

		1,904,556

Media — 3.7%

Discovery, Inc. (1)	57,600	1,291,392

ViacomCBS, Inc. — Class B	49,787	859,324

		2,150,716

Metals & Mining — 2.0%

Freeport-McMoRan, Inc.	134,466	1,187,335

Multi-Utilities — 1.4%

Sempra Energy	6,628	820,878

Oil, Gas & Consumable Fuels — 1.2%

Marathon Petroleum Corp.	21,848	700,884

Pharmaceuticals — 0.7%

Elanco Animal Health, Inc. (1)	15,600	385,476

Real Estate Management & Development — 2.2%

Jones Lang LaSalle, Inc.	11,963	1,263,054

See accompanying Notes to Financial Statements.

27

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

REIT — 1.7%

Cousins Properties, Inc.	32,225	$972,228

Semiconductors & Semiconductor Equipment — 5.7%

Maxim Integrated Products, Inc.	49,346	2,713,043

ON Semiconductor Corp. (1)	38,300	614,524

		3,327,567

Software — 2.5%

LogMeIn, Inc.	2,400	205,104

Nuance Communications, Inc. (1)	62,316	1,258,783

		1,463,887

Specialty Retail — 1.3%

Guess?, Inc.	20,160	188,496

Williams-Sonoma, Inc.	9,000	556,560

		745,056

Technology Hardware, Storage & Peripherals — 2.6%

NCR Corp. (1)	26,930	552,604

Western Digital Corp.	20,880	962,150

		1,514,754

Total Common Stock

(Cost: $51,879,979)		57,243,490

MONEY MARKET INVESTMENTS — 2.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	1,685,791	1,685,791

Total Money Market Investments

(Cost: $1,685,791)		1,685,791

Total Investments (100.9%)

(Cost: $53,565,770)		58,929,281

Liabilities In Excess Of Other Assets (-0.9%)		(499,519)

Net Assets (100.0%)		$58,429,762

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

28

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	1.5%
Banks	8.3
Capital Markets	3.4
Chemicals	4.3
Communications Equipment	1.2
Construction & Engineering	4.5
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	4.1
Energy Equipment & Services	0.3
Equity Real Estate	2.0
Food Products	5.3
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	10.9
Household Durables	7.5
Independent Power and Renewable Electricity Producers	3.2
Insurance	3.6
Internet & Direct Marketing Retail	0.9
Machinery	6.7
Marine	3.3
Media	3.7
Metals & Mining	2.0
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	0.7
REIT	1.7
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	5.7
Software	2.5
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	2.6
Money Market Investments	2.9

Total	100.9%

See accompanying Notes to Financial Statements.

29

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$898,560	$—	$—	$898,560
Banks	4,858,518	—	—	4,858,518
Capital Markets	2,013,165	—	—	2,013,165
Chemicals	2,495,221	—	—	2,495,221
Communications Equipment	678,546	—	—	678,546
Construction & Engineering	2,630,445	—	—	2,630,445
Consumer Finance	310,459	—	—	310,459
Electronic Equipment, Instruments & Components	2,401,658	—	—	2,401,658
Energy Equipment & Services	206,460	—	—	206,460
Equity Real Estate	1,148,299	—	—	1,148,299
Food Products	3,123,313	—	—	3,123,313
Health Care Equipment & Supplies	882,548	—	—	882,548
Health Care Providers & Services	6,359,993	—	—	6,359,993
Household Durables	4,380,620	—	—	4,380,620
Independent Power and Renewable Electricity Producers	1,886,800	—	—	1,886,800
Insurance	2,101,470	—	—	2,101,470
Internet & Direct Marketing Retail	513,807	—	—	513,807
Machinery	3,917,217	—	—	3,917,217
Marine	1,904,556	—	—	1,904,556
Media	2,150,716	—	—	2,150,716
Metals & Mining	1,187,335	—	—	1,187,335
Multi-Utilities	820,878	—	—	820,878
Oil, Gas & Consumable Fuels	700,884	—	—	700,884
Pharmaceuticals	385,476	—	—	385,476
REIT	972,228	—	—	972,228
Real Estate Management & Development	1,263,054	—	—	1,263,054
Semiconductors & Semiconductor Equipment	3,327,567	—	—	3,327,567
Software	1,463,887	—	—	1,463,887
Specialty Retail	745,056	—	—	745,056
Technology Hardware, Storage & Peripherals	1,514,754	—	—	1,514,754

Total Common Stock	57,243,490	—	—	57,243,490

Money Market Investments	1,685,791	—	—	1,685,791

Total Investments	$58,929,281	$—	$—	$58,929,281

See accompanying Notes to Financial Statements.

30

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Shares	Value

COMMON STOCK — 97.3% of Net Assets

Biotechnology — 1.5%

BioMarin Pharmaceutical, Inc. (1)	108,154	$9,952,331

Capital Markets — 3.8%

Charles Schwab Corp. (The)	299,168	11,284,617

S&P Global, Inc.	49,595	14,525,383

		25,810,000

Commercial Services & Supplies — 1.9%

Waste Connections, Inc. (Canada)	145,632	12,511,245

Food & Staples Retailing — 2.6%

Costco Wholesale Corp.	58,437	17,706,411

Health Care Equipment & Supplies — 4.4%

Align Technology, Inc. (1)	61,485	13,210,052

Boston Scientific Corp. (1)	432,679	16,216,809

		29,426,861

Insurance — 1.3%

Chubb, Ltd. (Switzerland)	79,275	8,562,493

Interactive Media & Services — 10.5%

Alphabet, Inc. — Class C (1)	28,129	37,936,457

Facebook, Inc. (1)	161,274	33,014,401

		70,950,858

Internet & Direct Marketing Retail — 7.8%

Amazon.com, Inc. (1)	21,118	52,245,932

IT Services — 12.6%

Mastercard, Inc.	83,355	22,920,124

PayPal Holdings, Inc. (1)	214,694	26,407,362

Visa, Inc.	198,969	35,559,740

		84,887,226

Life Sciences Tools & Services — 2.4%

Illumina, Inc. (1)	50,632	16,153,127

Machinery — 1.9%

Xylem, Inc.	179,944	12,937,974

Pharmaceuticals — 3.1%

Zoetis, Inc.	161,439	20,875,677

Professional Services — 4.9%

IHS Markit, Ltd. (1)	218,879	14,730,557

TransUnion	235,680	18,569,227

		33,299,784

REIT — 8.8%

American Tower Corp.	156,607	37,272,466

Equinix, Inc.	32,690	22,072,288

		59,344,754

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 4.7%

ASML Holding NV (Netherlands)	39,564	$11,411,445

NVIDIA Corp.	70,333	20,556,929

		31,968,374

Software — 20.9%

Adobe, Inc. (1)	114,982	40,662,234

Salesforce.com, Inc. (1)	175,453	28,414,613

ServiceNow, Inc. (1)	112,964	39,711,365

Splunk, Inc. (1)	121,080	16,994,789

Trade Desk, Inc. (The) (1)	50,959	14,909,584

		140,692,585

Specialty Retail — 4.2%

Home Depot, Inc. (The)	78,019	17,150,917

Ulta Beauty, Inc. (1)	49,545	10,796,846

		27,947,763

Total Common Stock

(Cost: $235,265,475)		655,273,395

MONEY MARKET INVESTMENTS — 2.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	19,124,850	19,124,850

Total Money Market Investments

(Cost: $19,124,850)		19,124,850

Total Investments (100.1%)

(Cost: $254,390,325)		674,398,245

Liabilities In Excess Of Other Assets (-0.1%)		(609,806)

Net Assets (100.0%)		$673,788,439

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

31

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Biotechnology	1.5%
Capital Markets	3.8
Commercial Services & Supplies	1.9
Food & Staples Retailing	2.6
Health Care Equipment & Supplies	4.4
Insurance	1.3
Interactive Media & Services	10.5
Internet & Direct Marketing Retail	7.8
IT Services	12.6
Life Sciences Tools & Services	2.4
Machinery	1.9
Pharmaceuticals	3.1
Professional Services	4.9
REIT	8.8
Semiconductors & Semiconductor Equipment	4.7
Software	20.9
Specialty Retail	4.2
Money Market Investments	2.8

Total	100.1%

See accompanying Notes to Financial Statements.

32

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$9,952,331	$—	$—	$9,952,331
Capital Markets	25,810,000	—	—	25,810,000
Commercial Services & Supplies	12,511,245	—	—	12,511,245
Food & Staples Retailing	17,706,411	—	—	17,706,411
Health Care Equipment & Supplies	29,426,861	—	—	29,426,861
Insurance	8,562,493	—	—	8,562,493
Interactive Media & Services	70,950,858	—	—	70,950,858
Internet & Direct Marketing Retail	52,245,932	—	—	52,245,932
IT Services	84,887,226	—	—	84,887,226
Life Sciences Tools & Services	16,153,127	—	—	16,153,127
Machinery	12,937,974	—	—	12,937,974
Pharmaceuticals	20,875,677	—	—	20,875,677
Professional Services	33,299,784	—	—	33,299,784
REIT	59,344,754	—	—	59,344,754
Semiconductors & Semiconductor Equipment	31,968,374	—	—	31,968,374
Software	140,692,585	—	—	140,692,585
Specialty Retail	27,947,763	—	—	27,947,763

Total Common Stock	655,273,395	—	—	655,273,395

Money Market Investments	19,124,850	—	—	19,124,850

Total Investments	$674,398,245	$—	$—	$674,398,245

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2020

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
ASSETS
Investments, at Value (1)	$5,111,400	$902,718		$4,899,768	$181,785,497
Investment in Affiliated Issuers, at Value	—	27,080,403	(2)	—	—
Foreign Currency, at Value	—	—		—	468	(3)
Cash	—	—		1,035	—
Receivable for Securities Sold	—	—		48,413	5,309,181
Receivable for Fund Shares Sold	27,733	50,000		—	287,984
Dividends Receivable	1,867	34,664		8,034	42,494
Foreign Tax Reclaims Receivable	—	—		614	—
Receivable from Investment Advisor	17,199	1,863		12,896	—
Prepaid Expenses	17,686	18,465		19,687	39,421

Total Assets	5,175,885	28,088,113		4,990,447	187,465,045

LIABILITIES
Payable for Securities Purchased	—	34,734		48,566	2,135,268
Payable for Fund Shares Redeemed	2,555	—		—	130,269
Disbursements in Excess of Available Cash	—	—		—	573,955
Accrued Directors’ Fees and Expenses	6,971	6,972		6,972	6,971
Deferred Accrued Directors’ Fees and Expenses	2,296	2,296		2,296	2,296
Accrued Management Fees	10,452	—		3,001	102,013
Accrued Distribution Fees	268	63		112	10,157
Options Written, at Value (4)	—	—		17,960	—
Other Accrued Expenses	24,645	19,009		17,469	76,252

Total Liabilities	47,187	63,074		96,376	3,037,181

NET ASSETS	$5,128,698	$28,025,039		$4,894,071	$184,427,864

NET ASSETS CONSIST OF:
Paid-in Capital	$4,391,213	$26,441,093		$5,461,669	$176,818,461
Accumulated Earnings (Loss)	737,485	1,583,946		(567,598)	7,609,403

NET ASSETS	$5,128,698	$28,025,039		$4,894,071	$184,427,864

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,698,928	$27,703,554		$4,310,080	$134,829,345

N Class Share	$1,429,770	$321,485		$583,991	$49,598,519

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	267,889	2,471,760		441,465	6,950,107

N Class Share	103,704	28,642		59,857	2,558,389

NET ASSET VALUE PER SHARE: (6)
I Class Share	$13.81	$11.21		$9.76	$19.40

N Class Share	$13.79	$11.22		$9.76	$19.39

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2020 was $4,164,802, $996,843, $4,541,525 and $165,450,302, respectively.

(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $25,195,625.
(3)	The identified cost for the TCW New America Premier Equities Fund at April 30, 2020 was $464.
(4)	Premium received was $10,018.
(5)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2020

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$216,594,743	$94,489,113	$58,929,281	$674,398,245
Receivable for Securities Sold	1,972,510	1,060,478	212,826	—
Receivable for Fund Shares Sold	20,617	199,877	25,489	647,979
Dividends Receivable	355,611	139,612	38,690	195,446
Foreign Tax Reclaims Receivable	127,426	—	—	—
Receivable from Investment Advisor	37,180	32,744	13,851	9,184
Prepaid Expenses	21,592	23,142	18,298	33,598

Total Assets	219,129,679	95,944,966	59,238,435	675,284,452

LIABILITIES
Payable for Securities Purchased	1,251,625	444,502	695,706	—
Payable for Fund Shares Redeemed	109,047	155,165	33,821	844,313
Disbursements in Excess of Available Cash	—	203,236	—	—
Accrued Directors’ Fees and Expenses	6,972	6,972	6,971	6,972
Deferred Accrued Directors’ Fees and Expenses	2,296	2,296	2,296	2,296
Accrued Management Fees	103,998	45,430	31,286	352,982
Accrued Distribution Fees	31,172	1,603	1,966	26,120
Other Accrued Expenses	63,232	56,915	36,627	263,330

Total Liabilities	1,568,342	916,119	808,673	1,496,013

NET ASSETS	$217,561,337	$95,028,847	$58,429,762	$673,788,439

NET ASSETS CONSIST OF:
Paid-in Capital	$212,606,051	$76,011,101	$57,111,871	$107,552,060
Accumulated Earnings (Loss)	4,955,286	19,017,746	1,317,891	566,236,379

NET ASSETS	$217,561,337	$95,028,847	$58,429,762	$673,788,439

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$60,094,826	$86,732,568	$48,202,617	$535,702,192

N Class Share	$157,466,511	$8,296,279	$10,227,145	$138,086,247

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	4,396,282	9,043,282	3,013,942	19,293,991

N Class Share	11,300,905	867,974	658,569	5,660,624

NET ASSET VALUE PER SHARE: (3)
I Class Share	$13.67	$9.59	$15.99	$27.77

N Class Share	$13.93	$9.56	$15.53	$24.39

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2020 was $201,112,103, $80,874,144, $53,565,770 and $254,390,325, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2020

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund
INVESTMENT INCOME
Income:
Dividends	$15,915 (1)	$9,916	$91,535 (1)	$1,105,062 (1)
Dividends from Investment in Affiliated Issuers	—	351,567	—	—

Total	15,915	361,483	91,535	1,105,062

Expenses:
Management Fees	16,295	—	25,381	594,906
Accounting Services Fees	2,096	2,812	2,148	6,457
Administration Fees	7,037	8,440	7,176	14,368
Transfer Agent Fees:
I Class	2,483	4,910	3,117	61,273
N Class	3,193	2,538	2,990	47,231
Custodian Fees	6,546	1,645	4,645	6,495
Professional Fees	10,936	8,831	10,766	13,698
Directors’ Fees and Expenses	18,948	18,948	18,948	18,948
Registration Fees:
I Class	6,515	8,842	8,724	14,739
N Class	8,787	8,843	8,724	15,705
Distribution Fees:
N Class	1,636	463	783	75,531
Other	2,587	3,840	3,325	5,851

Total	87,059	70,112	96,727	875,202

Less Expenses Borne by Investment Advisor:
I Class	40,273	—	48,373	(4)
N Class	25,179	11,164	16,156	48,070

Net Expenses	21,607	58,948	32,198	827,136

Net Investment Income (Loss)	(5,692)	302,535	59,337	277,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(43,771)	—	(28,695)	(8,054,891)
Investments in Affiliated Issuers	—	(257,552)	—	—
Realized Gain Received as Distribution from Affiliated Issuers	—	1,044,146	—	—
Foreign Currency	—	—	(2,725)	6,963
Options Written	—	—	6,960	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	445,722	(121,086)	(879,887)	(2,707,664)
Foreign Currency	—	—	176	4
Investments in Affiliated Issuers	—	(1,207,580)	—	—
Options Written	—	—	(7,942)	—

Net Realized and Unrealized Gain (Loss) on Investments	401,951	(542,072)	(912,113)	(10,755,588)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$396,259	$(239,537)	$(852,776)	$(10,477,662)

(1)	Net of foreign taxes withheld of $249, $2,429 and $13,878 for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, respectively.

See accompanying Notes to Financial Statements.

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TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2020

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$4,580,659 (1)	$1,618,177	$666,223 (1)	$2,332,267 (1)

Total	4,580,659	1,618,177	666,223	2,332,267

Expenses:
Management Fees	828,519	373,726	255,834	2,837,358
Accounting Services Fees	9,411	4,969	4,134	28,866
Administration Fees	23,453	15,549	11,130	57,043
Transfer Agent Fees:
I Class	19,843	18,111	16,772	347,933
N Class	68,972	8,114	8,441	82,828
Custodian Fees	4,195	5,141	4,068	3,544
Professional Fees	15,642	15,879	14,360	21,268
Directors’ Fees and Expenses	18,948	18,948	18,948	18,948
Registration Fees:
I Class	9,400	10,728	8,826	11,827
N Class	9,891	9,263	8,793	10,721
Distribution Fees:
N Class	247,415	12,746	16,503	167,072
Other	21,886	15,832	7,939	46,043

Total	1,277,575	509,006	375,748	3,633,451

Less Expenses Borne by Investment Advisor:
I Class	6,524	33,297	19,131	—
N Class	61,976	19,667	25,917	60,118

Net Expenses	1,209,075	456,042	330,700	3,573,333

Net Investment Income (Loss)	3,371,584	1,162,135	335,523	(1,241,066)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(4,055,719)	7,634,822	(2,916,138)	50,527,232
Foreign Currency	—	—	—	(167)
In-kind Realized Gain/loss	—	—	—	99,294,343
Change in Unrealized Appreciation (Depreciation) on:
Investments	(49,909,336)	(29,796,595)	(14,046,359)	(109,955,064)

Net Realized and Unrealized Gain (Loss) on Investments	(53,965,055)	(22,161,773)	(16,962,497)	39,866,344

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,593,471)	$(20,999,638)	$(16,626,974)	$38,625,278

(1)	Net of foreign taxes withheld of $83,004, $3,728 and $29,052 for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund, respectively.

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income (Loss)	$(5,692)	$(5,084)	$302,535	$591,560
Net Realized Gain (Loss) on Investments	(43,771)	(141,684)	786,594	239,831
Change in Unrealized Appreciation on Investments	445,722	428,628	(1,328,666)	2,089,247

Increase (Decrease) in Net Assets Resulting from Operations	396,259	281,860	(239,537)	2,920,638

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	—	(1,914,869)	(1,727,243)

NET CAPITAL SHARE TRANSACTIONS
I Class	437,861	1,386,913	252,480	460,008
N Class	365,283	203,413	11,954	(180,927)

Increase in Net Assets Resulting from Net Capital Shares Transactions	803,144	1,590,326	264,434	279,081

Increase (Decrease) in Net Assets	1,199,403	1,872,186	(1,889,972)	1,472,476
NET ASSETS
Beginning of Period	3,929,295	2,057,109	29,915,011	28,442,535

End of Period	$5,128,698	$3,929,295	$28,025,039	$29,915,011

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$59,337	$178,691	$277,926	$409,217
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(24,460)	(184,624)	(8,047,928)	406,060
Change in Unrealized Appreciation on Investments, Options Written and Foreign Currency Transactions	(887,653)	1,098,945	(2,707,660)	14,408,007

Increase (Decrease) in Net Assets Resulting from Operations	(852,776)	1,093,012	(10,477,662)	15,223,284

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(97,921)	(124,197)	(1,541,399)	(479,371)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,340,657)	2,771,979	39,323,344	62,944,773
N Class	9,880	12,725	1,551,432	44,518,752

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,330,777)	2,784,704	40,874,776	107,463,525

Increase (Decrease) in Net Assets	(2,281,474)	3,753,519	28,855,715	122,207,438
NET ASSETS
Beginning of Period	7,175,545	3,422,026	155,572,149	33,364,711

End of Period	$4,894,071	$7,175,545	$184,427,864	$155,572,149

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$3,371,584	$7,656,480	$1,162,135	$4,636,579
Net Realized Gain (Loss) on Investments	(4,055,719)	17,572,003	7,634,822	86,920,471
Change in Unrealized Appreciation on Investments	(49,909,336)	1,501,702	(29,796,595)	(68,765,352)

Increase (Decrease) in Net Assets Resulting from Operations	(50,593,471)	26,730,185	(20,999,638)	22,791,698

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(22,832,806)	(32,960,837)	(60,477,631)	(45,947,998)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,998,625)	(8,551,157)	24,027,859	(242,502,132)
N Class	(13,649,981)	(179,813,338)	4,026,746	(928,537)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(20,648,606)	(188,364,495)	28,054,605	(243,430,669)

Decrease in Net Assets	(94,074,883)	(194,595,147)	(53,422,664)	(266,586,969)
NET ASSETS
Beginning of Period	311,636,220	506,231,367	148,451,511	415,038,480

End of Period	$217,561,337	$311,636,220	$95,028,847	$148,451,511

See accompanying Notes to Financial Statements.

40

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income (Loss)	$335,523	$684,541	$(1,241,066)	$(2,498,777)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,916,138)	1,273,615	149,821,408	89,854,245
Change in Unrealized Appreciation on Investments	(14,046,359)	71,228	(109,955,064)	63,972,856

Increase (Decrease) in Net Assets Resulting from Operations	(16,626,974)	2,029,384	38,625,278	151,328,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(2,022,186)	(6,781,513)	(81,574,839)	(117,726,814)

NET CAPITAL SHARE TRANSACTIONS
I Class	(501,906)	(4,776,594)	(193,035,970)	(566,277)
N Class	(823,770)	(2,633,514)	7,363,157	(4,361,095)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(1,325,676)	(7,410,108)	(185,672,813)	(4,927,372)

Increase (Decrease) in Net Assets	(19,974,836)	(12,162,237)	(228,622,374)	28,674,138
NET ASSETS
Beginning of Period	78,404,598	90,566,835	902,410,813	873,736,675

End of Period	$58,429,762	$78,404,598	$673,788,439	$902,410,813

See accompanying Notes to Financial Statements.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objectives and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Non-Diversified U.S. Equity Fund

TCW Artificial Intelligence Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.
Diversified U.S. Equity Funds

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities of U.S. companies; intends to achieve its objective by investing in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses.

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with secondary objective of capital appreciation, by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund

Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase).

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TCW Funds, Inc.

April 30, 2020

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of its net assets in equity securities; uses a highly focused approach to seek to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds.

All Funds offer two classes of shares: I Class and N Class. The two Classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

44

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts.    Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of April 30, 2020 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

The Funds held no investments or other financial instruments at April 30, 2020 for which fair value was calculated using Level 3 inputs.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

46

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2020, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories.

Equity Risk
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$83,775

Total Value	$83,775

Liability Derivatives
Written Options	$(17,960)

Total Value	$(17,960)

Statement of Operations:
Realized Gain
Investments (2)	$2,337
Options Written	6,960

Total Realized Gain	$9,297

Change in Appreciation (Depreciation)
Investments	$22,595
Options Written	(7,942)

Total Change in Appreciation (Depreciation)	$14,653

Number of Contracts (3)
Options Purchased	1,938
Options Written	3

(1)	Represents purchased options, at value.
(2)	Represents realized gain for purchased options.
(3)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2020.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement as of April 30, 2020.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price

48

TCW Funds, Inc.

April 30, 2020

Note 3 — Portfolio Investments (Continued)

fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2020.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2020.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2020.

Derivatives:

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or take advantage of changes in currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2020, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high- yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

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TCW Funds, Inc.

April 30, 2020

Note 4 — Risk Considerations (Continued)

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 1-800-FUND-TCW (1-800-386-3829).

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The World Health Organization officially declared in March 2020 that the COVID-19 outbreak formally constitutes a “pandemic.” This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if COVID-19’s spread is substantially contained, it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior.

The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses. The extent of the impact on business operations and performance of market participants and the companies in which we invest depends and will continue to depend on many factors, virtually all of which are highly uncertain and unpredictable, and this impact may include or lead to: (i) significant reductions in revenue and growth; (ii) unexpected operational losses and liabilities; (iii) impairments to credit quality; and (iv) reductions in the availability of capital. These same factors may limit the ability to source, research, and execute new investments, as well as to sell investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal, and regulatory frameworks in ways that are adverse to the investment strategies we intend to pursue, all of which could materially diminish our ability to fulfill investment objectives. They may also impair the ability of the companies in which we invest or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences, including the potential for defaults by borrowers under debt instruments held in a client’s portfolio. In addition, an extended period of remote working by the employees of the companies in which we invest subjects those companies to additional operational risks, including heightened cybersecurity risk. Remote working environments may be less secure and more susceptible to cyberattacks that seek to exploit the COVID-19 pandemic, and the operational damage of any such events could potentially disrupt our business and reduce the value of our investments. The operations of securities markets may also be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements, and other factors related to a public health emergency, including the potential adverse impact on the health of any such entity’s personnel. These measures may also hinder normal business operations by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing the ability to make accurate and timely projections of financial performance. Because our ability to execute transactions on behalf of the Funds is dependent upon the timely performance of multiple third parties, any interruptions in the business operations of those third parties could impair our ability to effectively implement a Fund’s investment strategies.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

52

TCW Funds, Inc.

April 30, 2020

Note 5 — Federal Income Taxes (Continued)

At April 30, 2020 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$975,587	$(71,860)	$903,727	$4,207,673
TCW Conservative Allocation Fund	2,383,446	(837,402)	1,546,044	26,437,077
TCW Global Real Estate Fund	423,886	(375,680)	48,206	4,767,787
TCW New America Premier Equities Fund	19,633,093	(4,504,945)	15,128,148	166,657,349
TCW Relative Value Dividend Appreciation Fund	33,705,857	(24,140,284)	9,565,573	207,029,170
TCW Relative Value Large Cap Fund	21,331,025	(10,138,305)	11,192,720	83,296,393
TCW Relative Value Mid Cap Fund	10,776,863	(6,039,801)	4,737,062	54,192,219
TCW Select Equities Fund	419,275,172	(899,678)	418,375,494	256,022,751

At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$443,446	$237,494	$680,940
TCW Global Real Estate Fund	65,230	—	65,230
TCW New America Premier Equities Fund	544,514	575,388	1,119,902
TCW Relative Value Dividend Appreciation Fund	618,956	19,573,203	20,192,159
TCW Relative Value Large Cap Fund	3,359,621	56,558,431	59,918,052
TCW Relative Value Mid Cap Fund	139,532	1,374,491	1,514,023
TCW Select Equities Fund	—	81,572,707	81,572,707

For the fiscal year ended October 31, 2019, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Conservative Allocation Fund	$499,394	$1,228,449	$1,727,843
TCW Global Real Estate Fund	124,198	—	124,198
TCW New America Premier Equities Fund	182,613	296,757	479,370
TCW Relative Value Dividend Appreciation Fund	7,540,920	25,419,917	32,960,837
TCW Relative Value Large Cap Fund	6,198,135	39,749,683	45,947,818
TCW Relative Value Mid Cap Fund	543,644	6,237,869	6,781,513
TCW Select Equities Fund	—	117,726,514	117,726,514

At October 31, 2019, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$97,096	$6,667	$103,763
TCW Global Real Estate Fund	716,961	70,998	787,959

The Funds did not have any unrecognized tax benefits at April 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2020. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets. The expense ratios were in effect at April 30, 2020.

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	1.00	% (1)
N Class	1.15	% (1)
TCW New America Premier Equities Fund
I Class	1.09	% (2)
N Class	1.09	% (2)
TCW Relative Value Dividend Appreciation Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2020. These limitations are voluntary and terminable in a six months’ notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Total accrued and deferred amounts are recorded on the Fund’s books as other liabilities.

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TCW Funds, Inc.

April 30, 2020

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2020 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West High Yield Bond Fund	0.06%
Metropolitan West Low Duration Bond Fund	0.08%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.01%
TCW Emerging Markets Income Fund	0.00	% (2)
TCW Global Bond Fund	3.89%
TCW Global Real Estate Fund	23.27%
TCW New America Premier Equities Fund	2.33%
TCW Relative Value Large Cap Fund	1.54%
TCW Relative Value Mid Cap Fund	0.38%
TCW Select Equities Fund	0.48%
TCW Total Return Bond Fund	0.06%

(1)	Percentage ownership based on total net assets of the underlying fund.
(2)	Amount rounds to less than 0.00%.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2020 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$1,262,340	$663,207	$—	$—
TCW Conservative Allocation Fund	7,073,589	7,473,425	—	—
TCW Global Real Estate Fund	1,659,153	3,331,992	—	—
TCW New America Premier Equities Fund	114,978,856	67,385,965	—	—
TCW Relative Value Dividend Appreciation Fund	32,330,003	70,849,181	—	—
TCW Relative Value Large Cap Fund	22,469,784	52,110,424	—	—
TCW Relative Value Mid Cap Fund	17,990,171	20,639,807	—	—
TCW Select Equities Fund	14,684,867	103,344,149	—	—

During the period ended April 30, 2020, the TCW Select Equities Fund delivered securities in exchange for shares redeemed by a shareholder in an in-kind redemption valued at $192,760,534 on the date of transfer. The shareholder is a nonaffiliate of the Advisor. For financial reporting purposes, the Fund recognizes a gain or loss on the transfer of securities; however, the gain or loss is not recognized for tax purposes and is reclassified from undistributed realized gain (loss) to paid-in capital. The Fund realized $99,294,343 net gain attributable to the in-kind redemption.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	125,254	$1,647,674	145,852	$1,828,385
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	(88,799)	(1,209,813)	(36,510)	(441,472)

Net Increase	36,455	$437,861	109,342	$1,386,913

N Class	Shares	Amount	Shares	Amount
Shares Sold	47,450	$652,196	27,842	$349,289
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	(21,676)	(286,913)	(11,932)	(145,876)

Net Increase	25,774	$365,283	15,910	$203,413

TCW Conservative Allocation Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	149,497	$1,666,045	91,375	$1,067,893
Shares Issued upon Reinvestment of Dividends	161,527	1,860,793	155,645	1,670,629
Shares Redeemed	(284,169)	(3,274,358)	(193,887)	(2,278,514)

Net Increase	26,855	$252,480	53,133	$460,008

N Class	Shares	Amount	Shares	Amount
Shares Sold	14,944	$176,466	4,184	$49,644
Shares Issued upon Reinvestment of Dividends	1,926	22,240	2,560	27,777
Shares Redeemed	(17,217)	(186,752)	(22,125)	(258,348)

Net Increase (Decrease)	(347)	$11,954	(15,381)	$(180,927)

TCW Global Real Estate Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	6,623	$62,211	294,477	$2,959,883
Shares Issued upon Reinvestment of Dividends	7,912	87,191	10,892	107,612
Shares Redeemed	(157,046)	(1,490, 059)	(31,703)	(295,516)

Net Increase (Decrease)	(142,511)	$(1,340,657)	273,666	$2,771,979

N Class	Shares	Amount	Shares	Amount
Shares Sold	114	$1,000	9	$100
Shares Issued upon Reinvestment of Dividends	820	9,035	1,433	13,771
Shares Redeemed	(14)	(155)	(108)	(1,146)

Net Increase	920	$9,880	1,334	$12,725

TCW New America Premier Equities Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	3,296,777	$66,629,275	4,115,075	$77,881,802
Shares Issued upon Reinvestment of Dividends	47,686	1,009,510	26,097	394,790
Shares Redeemed	(1,480,122)	(28,315,441)	(806,311)	(15,331,819)

Net Increase	1,864,341	$39,323,344	3,334,861	$62,944,773

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,407,816	$29,391,449	2,893,815	$57,027,756
Shares Issued upon Reinvestment of Dividends	21,947	464,614	5,126	77,506
Shares Redeemed	(1,438,716)	(28,304,631)	(631,500)	(12,586,510)

Net Increase (Decrease)	(8,953)	$1,551,432	2,267,441	$44,518,752

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TCW Funds, Inc.

April 30, 2020

Note 10 — Capital Share Transactions (Continued)

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	149,773	$2,322,860	504,129	$8,511,269
Shares Issued upon Reinvestment of Dividends	368,817	6,321,478	414,078	6,432,972
Shares Redeemed	(1,051,105)	(15,642,963)	(1,433,844)	(23,495,398)

Net Decrease	(532,515)	$(6,998,625)	(515,637)	$(8,551,157)

N Class	Shares	Amount	Shares	Amount
Shares Sold	129,790	$2,046,451	319,044	$5,511,987
Shares Issued upon Reinvestment of Dividends	920,490	16,058,390	1,656,828	25,982,155
Shares Redeemed	(1,991,909)	(31,754,822)	(12,869,283)	(211,307,480)

Net Decrease	(941,629)	$(13,649,981)	(10,893,411)	$(179,813,338)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,928,982	$26,553,686	1,830,874	$31,978,587
Shares Issued upon Reinvestment of Dividends	4,126,933	51,339,036	2,767,903	43,456,077
Shares Redeemed	(4,339,015)	(53,864,863)	(17,557,586)	(317,936,796)

Net Increase (Decrease)	1,716,900	$24,027,859	(12,958,809)	$(242,502,132)

N Class	Shares	Amount	Shares	Amount
Shares Sold	229,618	$3,654,355	65,333	$1,163,632
Shares Issued upon Reinvestment of Dividends	425,019	5,265,990	89,401	1,400,709
Shares Redeemed	(406,175)	(4,893,599)	(193,899)	(3,492,878)

Net Increase (Decrease)	248,462	$4,026,746	(39,165)	$(928,537)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019

I Class	Shares	Amount	Shares	Amount
Shares Sold	202,925	$3,442,372	240,142	$4,861,204
Shares Issued upon Reinvestment of Dividends	72,768	1,634,356	304,588	5,400,645
Shares Redeemed	(298,671)	(5,578,634)	(740,307)	(15,038,443)

Net Decrease	(22,978)	$(501,906)	(195,577)	$(4,776,594)

N Class	Shares	Amount	Shares	Amount
Shares Sold	14,165	$289,875	34,016	$679,337
Shares Issued upon Reinvestment of Dividends	15,774	344,185	71,892	1,238,703
Shares Redeemed	(77,900)	(1,457,830)	(225,969)	(4,551,554)

Net Decrease	(47,961)	$(823,770)	(120,061)	$(2,633,514)

TCW Select Equities Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,782,491	$72,740,633	3,290,816	$83,826,396
Shares Issued upon Reinvestment of Dividends	1,905,157	52,239,394	3,365,894	73,073,756
Shares Redeemed	(13,251,751)	(318,015,997)	(6,094,637)	(157,466,429)

Net Increase (Decrease)	(8,564,103)	$(193,035,970)	562,073	$(566,277)

N Class	Shares	Amount	Shares	Amount
Shares Sold	575,350	$13,807,221	855,977	$20,126,165
Shares Issued upon Reinvestment of Dividends	524,250	12,639,676	966,328	18,698,643
Shares Redeemed	(820,716)	(19,083,740)	(1,855,073)	(43,185,903)

Net Increase (Decrease)	278,884	$7,363,157	(32,768)	$(4,361,095)

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Ownership

As of April 30, 2020, affiliates of the Funds and Advisor owned 33.68%, 49.13%, 5.25%, 7.96% and 23.71% of the net assets of the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund, the TCW New America Premier Equities Fund, the TCW Relative Value Large Cap Fund, and TCW Relative Value Mid Cap Fund, respectively.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2020.

Note 13 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement renewed annually with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2020. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine a highly liquid investment minimum, limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 9, 2020, the Board reviewed the Program Administrator’s written report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the period from its adoption through December 31, 2019 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”).    The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the

58

TCW Funds, Inc.

April 30, 2020

Note 14 — Liquidity Risk Management Program (Continued)

Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8 Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has concluded that the ASU had no material impact to the financial statements.

59

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			August 31, 2017 (Commencement of Operations) through October 31, 2017
			2019	2018
Net Asset Value per Share, Beginning of Period	$12.70		$11.18	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.02)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	1.12		1.54	0.58		0.64

Total from Investment Operations	1.11		1.52	0.54		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	(0.00	) (1)	—

Net Asset Value per Share, End of Period	$13.81		$12.70	$11.18		$10.64

Total Return	8.74	% (3)	13.60%	5.09%		6.40	% (4)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$3,699		$2,940	$1,364		$695

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.31	% (5)	6.36%	8.32%		23.66	% (5)

After Expense Reimbursement	0.90	% (5)	0.92%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.22	)% (5)	(0.17)%	(0.34)%		0.23	% (5)

Portfolio Turnover Rate	14.86	% (3)	61.09%	74.22%		13.05	% (4)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(5)	Annualized.

See accompanying Notes to Financial Statements.

60

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			August 31, 2017 (Commencement of Operations) through October 31, 2017
			2019	2018
Net Asset Value per Share, Beginning of Period	$12.69		$11.17	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.02)		(0.03)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	1.12		1.55	0.57		0.64

Total from Investment Operations	1.10		1.52	0.53		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	(0.00	) (1)	—

Net Asset Value per Share, End of Period	$13.79		$12.69	$11.17		$10.64

Total Return	8.67	% (3)	13.61%	5.00%		6.40	% (4)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,430		$989	$693		$532

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.85	% (5)	7.99%	9.60%		26.07	% (5)

After Expense Reimbursement	1.00	% (5)	1.01%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32	)% (5)	(0.25)%	(0.33)%		0.25	% (5)

Portfolio Turnover Rate	14.86	% (3)	61.09%	74.22%		13.05	% (4)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(5)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$12.09		$11.68	$12.17	$12.13	$12.50	$12.24

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.24	0.20	0.15	0.17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.89	(0.19)	0.67	(0.07)	0.33

Total from Investment Operations	(0.07)		1.13	0.01	0.82	0.10	0.46

Less Distributions:
Distributions from Net Investment Income	(0.71)		(0.21)	(0.20)	(0.29)	(0.19)	(0.14)
Distributions from Net Realized Gain	(0.10)		(0.51)	(0.30)	(0.49)	(0.28)	(0.06)

Total Distributions	(0.81)		(0.72)	(0.50)	(0.78)	(0.47)	(0.20)

Net Asset Value per Share, End of Period	$11.21		$12.09	$11.68	$12.17	$12.13	$12.50

Total Return	(0.75	)% (2)	10.46%	0.04%	7.28%	0.78%	3.88%
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$27,704		$29,565	$27,925	$30,144	$28,982	$33,909

Ratio of Expenses to Average Net Assets (3)	0.41	% (4)	0.44%	0.37%	0.36%	0.30%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.14	% (4)	2.03%	1.68%	1.26%	1.41%	1.01%

Portfolio Turnover Rate	24.91	% (2)	21.66%	19.79%	55.53%	37.62%	30.24%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$12.09		$11.67	$12.15	$12.07	$12.44	$12.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.20	0.15	0.11	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.90	(0.18)	0.66	(0.08)	0.35

Total from Investment Operations	(0.10)		1.10	(0.03)	0.77	0.03	0.39

Less Distributions:
Distributions from Net Investment Income	(0.67)		(0.17)	(0.15)	(0.20)	(0.12)	(0.06)
Distributions from Net Realized Gain	(0.10)		(0.51)	(0.30)	(0.49)	(0.28)	(0.06)

Total Distributions	(0.77)		(0.68)	(0.45)	(0.69)	(0.40)	(0.12)

Net Asset Value per Share, End of Period	$11.22		$12.09	$11.67	$12.15	$12.07	$12.44

Total Return	(0.98	)% (2)	10.16%	(0.35)%	6.74%	0.31%	3.31%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$321		$350	$518	$532	$1,597	$1,876
Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	6.75	% (4)	6.89%	5.14%	3.30%	1.54%	1.61%

After Expense Reimbursement	0.72	% (4)	0.74%	0.76%	0.81%	0.82%	0.84%

Ratio of Net Investment Income to Average Net Assets	1.76	% (4)	1.75%	1.28%	0.89%	0.89%	0.36%

Portfolio Turnover Rate	24.91	% (2)	21.66%	19.79%	55.53%	37.62%	30.24%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 28, 2014 (Commencement of Operations) through October 31, 2015
			2019	2018	2017	2016
Net Asset Value per Share, Beginning of Period	$11.16		$9.30	$10.10	$9.42	$9.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.33	0.25	0.25	0.30	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.34)		1.78	(0.85)	0.70	(0.26)	(0.27)

Total from Investment Operations	(1.24)		2.11	(0.60)	0.95	0.04	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.25)	(0.20)	(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	—
Distributions from Return of Capital	—		—	—	—	(0.03)	—

Total Distributions	(0.16)		(0.25)	(0.20)	(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.76		$11.16	$9.30	$10.10	$9.42	$9.71

Total Return	(11.29	)% (3)	23.17%	(6.06)%	10.28%	0.31%	(0.62	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,310		$6,518	$2,886	$2,818	$3,499	$4,320
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.69	% (4)	3.15%	3.78%	4.38%	3.29%	5.28	% (4)

After Expense Reimbursement	1.00	% (4)	1.00%	1.12%	1.37%	1.40%	1.43	% (4)

Ratio of Net Investment Income to Average Net Assets	1.87	% (4)	3.25%	2.55%	2.57%	3.14%	2.27	% (4)

Portfolio Turnover Rate	27.37	% (3)	85.18%	121.67%	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 28, 2014 (Commencement of Operations) through October 31, 2015
			2019	2018	2017	2016
Net Asset Value per Share, Beginning of Period	$11.16		$9.30	$10.10	$9.42	$9.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.39	0.24	0.25	0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.35)		1.71	(0.85)	0.70	(0.27)	(0.31)

Total from Investment Operations	(1.25)		2.10	(0.61)	0.95	0.05	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.24)	(0.19)	(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	—
Distributions from Return of Capital	—		—	—	—	(0.03)	—

Total Distributions	(0.15)		(0.24)	(0.19)	(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.76		$11.16	$9.30	$10.10	$9.42	$9.70

Total Return	(11.33	)% (3)	22.99%	(6.14)%	10.28%	0.41%	(0.72	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$584		$658	$536	$581	$517	$510

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	6.31	% (4)	7.17%	7.65%	7.92%	6.66%	9.21	% (4)

After Expense Reimbursement	1.15	% (4)	1.15%	1.22%	1.37%	1.40%	1.43	% (4)

Ratio of Net Investment Income to Average Net Assets	1.84	% (4)	3.88%	2.46%	2.51%	3.34%	2.58	% (4)

Portfolio Turnover Rate	27.37	% (3)	85.18%	121.67%	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW New America Premier Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			January 29, 2016 (Commencement of Operations) through October 31, 2016
			2019	2018	2017
Net Asset Value per Share, Beginning of Period	$20.34		$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.03		0.11	(0.02)	0.01	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)		4.18	1.59	4.22	1.15

Total from Investment Operations	(0.75)		4.29	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	(0.09)		(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.19)		(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of Period	$19.40		$20.34	$16.27	$15.24	$11.23

Total Return	(3.76	)% (3)	26.79%	10.60%	38.41%	12.30	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$134,829		$103,442	$28,486	$16,527	$3,143

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.85	% (4)	0.93%	1.28%	1.79%	4.72	% (4)

After Expense Reimbursement	0.85	% (4)	0.82%	1.04%	1.04%	1.05	% (4)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.34	% (4)	0.56%	(0.13)%	0.11%	1.03	% (4)

Portfolio Turnover Rate	39.19	% (3)	105.28%	49.68%	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW New America Premier Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			January 29, 2016 (Commencement of Operations) through October 31, 2016
			2019	2018	2017
Net Asset Value per Share, Beginning of Period	$20.31		$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.06	(0.02)	0.01	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.79)		4.20	1.59	4.22	1.15

Total from Investment Operations	(0.77)		4.26	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	(0.09)		(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.15)		(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of Period	$19.39		$20.31	$16.27	$15.24	$11.23

Total Return	(3.85	)% (3)	26.60%	10.60%	38.41%	12.30	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$49,599		$52,130	$4,879	$2,313	$1,128

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.18	% (4)	1.28%	2.14%	3.64%	6.08	% (4)

After Expense Reimbursement	1.02	% (4)	1.00%	1.04%	1.04%	1.05	% (4)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.23	% (4)	0.32%	(0.13)%	0.11%	0.98	% (4)

Portfolio Turnover Rate	39.19	% (3)	105.28%	49.68%	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.
(3)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$17.92		$17.47	$19.14	$16.95	$16.49	$16.71

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.39	0.35	0.48	0.35	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(3.06)		1.37	(0.90)	2.17	0.41	(0.24)

Total from Investment Operations	(2.85)		1.76	(0.55)	2.65	0.76	0.06

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.39)	(0.40)	(0.46)	(0.30)	(0.28)
Distributions from Net Realized Gain	(1.19)		(0.92)	(0.72)	—	—	—

Total Distributions	(1.40)		(1.31)	(1.12)	(0.46)	(0.30)	(0.28)

Net Asset Value per Share, End of Period	$13.67		$17.92	$17.47	$19.14	$16.95	$16.49

Total Return	(17.43	)% (2)	11.27%	(3.28)%	15.69%	4.66%	0.40%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$60,095		$88,314	$95,108	$128,498	$165,331	$175,694

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74	% (3)	0.75%	0.78%	0.78%	0.87%	0.86%

After Expense Reimbursement	0.72	% (3)	0.74%	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	2.60	% (3)	2.28%	1.84%	2.60%	2.11%	1.81%

Portfolio Turnover Rate	11.89	% (2)	17.71%	18.48%	23.45%	19.13%	17.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$18.24		$17.77	$19.46	$17.23	$16.76	$16.99

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.37	0.32	0.43	0.31	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(3.12)		1.38	(0.93)	2.23	0.43	(0.25)

Total from Investment Operations	(2.92)		1.75	(0.61)	2.66	0.74	0.01

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.36)	(0.36)	(0.43)	(0.27)	(0.24)
Distributions from Net Realized Gain	(1.19)		(0.92)	(0.72)	—	—	—

Total Distributions	(1.39)		(1.28)	(1.08)	(0.43)	(0.27)	(0.24)

Net Asset Value per Share, End of Period	$13.93		$18.24	$17.77	$19.46	$17.23	$16.76

Total Return	(17.52	)% (2)	11.02%	(3.52)%	15.46%	4.43%	0.10%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$157,467		$223,322	$411,123	$493,766	$876,421	$878,544

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.00	% (3)	1.04%	1.05%	1.05%	1.15%	1.14%

After Expense Reimbursement	0.94	% (3)	0.96%	1.00%	1.00%	1.11%	0.00%

Ratio of Net Investment Income to Average Net Assets	2.38	% (3)	2.10%	1.62%	2.24%	1.86%	1.53%

Portfolio Turnover Rate	11.89	% (2)	17.71%	18.48%	23.45%	19.13%	17.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$18.69		$19.82	$24.30	$21.38	$21.99	$22.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.33	0.28	0.49	0.32	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(1.72)		0.84	(1.18)	3.96	0.19	(0.14)

Total from Investment Operations	(1.60)		1.17	(0.90)	4.45	0.51	0.12

Less Distributions:
Distributions from Net Investment Income	(0.49)		(0.31)	(0.47)	(0.41)	(0.25)	(0.22)
Distributions from Net Realized Gain	(7.01)		(1.99)	(3.11)	(1.12)	(0.87)	—

Total Distributions	(7.50)		(2.30)	(3.58)	(1.53)	(1.12)	(0.22)

Net Asset Value per Share, End of Period	$9.59		$18.69	$19.82	$24.30	$21.38	$21.99

Total Return	(17.74	)% (2)	8.13%	(5.11)%	21.55%	2.61%	0.50%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$86,733		$136,917	$402,035	$472,078	$480,174	$667,957

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.77	% (3)	0.78%	0.77%	0.77%	0.88%	0.88%

After Expense Reimbursement	0.71	% (3)	0.74%	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	1.88	% (3)	1.79%	1.28%	2.11%	1.57%	1.14%

Portfolio Turnover Rate	18.31	% (2)	19.47%	20.47%	24.44%	14.71%	21.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$18.62		$19.74	$24.21	$21.31	$21.91	$22.04

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.28	0.23	0.44	0.28	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)		0.86	(1.18)	3.94	0.19	(0.14)

Total from Investment Operations	(1.60)		1.14	(0.95)	4.38	0.47	0.05

Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.27)	(0.41)	(0.36)	(0.20)	(0.18)
Distributions from Net Realized Gain	(7.01)		(1.99)	(3.11)	(1.12)	(0.87)	—

Total Distributions	(7.46)		(2.26)	(3.52)	(1.48)	(1.07)	(0.18)

Net Asset Value per Share, End of Period	$9.56		$18.62	$19.74	$24.21	$21.31	$21.91

Total Return	(17.75	)% (2)	7.92%	(5.35)%	21.27%	2.42%	0.20%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$8,296		$11,535	$13,003	$16,373	$19,530	$25,084

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.31	% (3)	1.24%	1.21%	1.16%	1.23%	1.20%

After Expense Reimbursement	0.93	% (3)	0.95%	0.99%	1.00%	1.10%	1.16%

Ratio of Net Investment Income to Average Net Assets	1.67	% (3)	1.52%	1.05%	1.93%	1.35%	0.86%

Portfolio Turnover Rate	18.31	% (2)	19.47%	20.47%	24.44%	14.71%	21.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$21.06		$22.44	$25.96	$20.02	$22.43	$26.62

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.18	0.12	0.11	0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(4.61)		0.21	(1.56)	5.96	0.34	(1.16)

Total from Investment Operations	(4.52)		0.39	(1.44)	6.07	0.52	(0.99)

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.15)	(0.13)	(0.13)	(0.16)	(0.12)
Distributions from Net Realized Gain	(0.37)		(1.62)	(1.95)	—	(2.77)	(3.08)

Total Distributions	(0.55)		(1.77)	(2.08)	(0.13)	(2.93)	(3.20)

Net Asset Value per Share, End of Period	$15.99		$21.06	$22.44	$25.96	$20.02	$22.43

Total Return	(22.22	)% (2)	3.18%	(6.48)%	30.40%	3.53%	(4.58)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$48,203		$63,957	$72,527	$84,136	$74,840	$93,356

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.95	% (3)	0.95%	0.92%	0.99%	0.98%	0.96%

After Expense Reimbursement	0.89	% (3)	0.90%	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	0.94	% (3)	0.86%	0.48%	0.45%	0.96%	0.68%

Portfolio Turnover Rate	25.29	% (2)	25.89%	22.60%	31.93%	17.81%	23.15%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

72

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$20.45		$21.82	$25.28	$19.50	$21.90	$26.08

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.15	0.09	0.07	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4.48)		0.21	(1.52)	5.80	0.32	(1.12)

Total from Investment Operations	(4.40)		0.36	(1.43)	5.87	0.46	(1.02)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.11)	(0.08)	(0.09)	(0.09)	(0.08)
Distributions from Net Realized Gain	(0.37)		(1.62)	(1.95)	—	(2.77)	(3.08)

Total Distributions	(0.52)		(1.73)	(2.03)	(0.09)	(2.86)	(3.16)

Net Asset Value per Share, End of Period	$15.53		$20.45	$21.82	$25.28	$19.50	$21.90

Total Return	(22.25	)% (2)	3.12%	(6.61)%	30.15%	3.30%	(4.78)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$10,227		$14,448	$18,040	$19,095	$16,839	$19,559

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.38	% (3)	1.37%	1.31%	1.37%	1.35%	1.30%

After Expense Reimbursement	0.99	% (3)	1.00%	1.04%	1.16%	1.20%	1.21%

Ratio of Net Investment Income to Average Net Assets	0.84	% (3)	0.76%	0.36%	0.29%	0.74%	0.44%

Portfolio Turnover Rate	25.29	% (2)	25.89%	22.60%	31.93%	17.81%	23.15%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

73

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$27.64		$27.13	$30.42	$26.06	$29.65	$26.71

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.06)	(0.08)	(0.05)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.63		4.21	3.37	5.99	(1.42)	3.80

Total from Investment Operations	2.60		4.15	3.29	5.94	(1.52)	3.78

Less Distributions:
Distributions from Net Realized Gain	(2.47)		(3.64)	(6.58)	(1.58)	(2.07)	(0.84)

Net Asset Value per Share, End of Period	$27.77		$27.64	$27.13	$30.42	$26.06	$29.65

Total Return	9.51	% (2)	18.98%	12.59%	24.47%	(5.56)%	14.54%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$535,702		$770,079	$740,485	$768,535	$1,264,622	$1,629,090

Ratio of Expenses to Average Net Assets	0.79	% (3)	0.80%	0.87%	0.88%	0.89%	0.88%

Ratio of Net Investment Loss to Average Net Assets	(0.25	)% (3)	(0.25)%	(0.29)%	(0.18)%	(0.38)%	(0.08)%

Portfolio Turnover Rate	1.72	% (2)	6.41%	15.43%	17.95%	14.05%	27.19%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

74

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$24.59		$24.61	$28.23	$24.35	$27.91	$25.26

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.11)	(0.13)	(0.10)	(0.16)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2.32		3.73	3.09	5.56	(1.33)	3.58

Total from Investment Operations	2.27		3.62	2.96	5.46	(1.49)	3.49

Less Distributions:
Distributions from Net Realized Gain	(2.47)		(3.64)	(6.58)	(1.58)	(2.07)	(0.84)

Net Asset Value per Share, End of Period	$24.39		$24.59	$24.61	$28.23	$24.35	$27.91

Total Return	9.34	% (2)	18.74%	12.36%	24.20%	(5.81)%	14.22%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$138,086		$132,332	$133,252	$138,807	$151,174	$274,026

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.09	% (3)	1.08%	1.15%	1.16%	1.16%	1.14%

After Expense Reimbursement	1.00	% (3)	1.01%	1.08%	1.11%	1.14%	0.00%

Ratio of Net Investment Loss to Average Net Assets	(0.45	)% (3)	(0.45)%	(0.50)%	(0.39)%	(0.64)%	(0.33)%

Portfolio Turnover Rate	1.72	% (2)	6.41%	15.43%	17.95%	14.05%	27.19%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

75

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020 (182 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio		Expenses Paid During Period (November 01, 2019 to April 30, 2020)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,087.40	0.90%		$4.67
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%		4.52

N Class Shares
Actual	$1,000.00	$1,086.70	1.00%		$5.19
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%		5.02

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$992.50	0.41	% (1)	$2.03	(1)
(Hypothetical (5% return before expenses)	1,000.00	1,022.83	0.41	% (1)	2.06	(1)

N Class Shares
Actual	$1,000.00	$990.20	0.72	% (1)	$3.56	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.72	% (1)	3.62	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$887.10	1.00%		$4.69
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%		5.02

N Class Shares
Actual	$1,000.00	$886.70	1.15%		$5.39
Hypothetical (5% return before expenses)	1,000.00	1,019.15	1.15%		5.77

76

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2019 to April 30, 2020)
TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$962.40	0.85%	$4.15
Hypothetical (5% return before expenses)	1,000.00	1,020.64	0.85%	4.27

N Class Shares
Actual	$1,000.00	$961.50	1.02%	$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.02%	5.12

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$825.70	0.72%	$3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.72%	3.62

N Class Shares
Actual	$1,000.00	$824.80	0.94%	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,020.19	0.94%	4.72

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$822.60	0.71%	$3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.33	0.71%	3.57

N Class Shares
Actual	$1,000.00	$822.50	0.93%	$4.21
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.93%	4.67

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$777.80	0.89%	$3.93
Hypothetical (5% return before expenses)	1,000.00	1,020.44	0.89%	4.47

N Class Shares
Actual	$1,000.00	$777.50	0.99%	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,095.10	0.79%	$4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.94	0.79%	3.97

N Class Shares
Actual	$1,000.00	$1,093.40	1.00%	$5.20
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02

(1)	Does not included Expenses of the underlying affiliated investments.

77

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

78

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarEQ0420

APRIL 30

SEMI-ANNUAL

R E P O R T

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through a financial intermediary, or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2020. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2020, the TCW Funds held total assets of approximately $14.8 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2020 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

With devastating speed, the longest bull market in U.S. history was brought to an end in the first quarter of 2020, laid low by the global transmission of the novel coronavirus and the strict economic curbs invoked to slow its further spread. As the coronavirus gained a foothold in the U.S., subsequent macro indicators painted an austere picture, with U.S. jobless claims totaling a record 30 million for the six weeks ending April 30th as lockdowns instituted by several state and local governments shuttered schools and non-essential businesses. The knock-on economic effects were evident in the first quarter U.S. GDP print, which came in at -4.8%, the sharpest contraction since the Global Financial Crisis (and the first quarterly decline since 2014), owing to severe deterioration in spending by consumers and businesses alike, with expectations for an even worse second quarter. Manufacturing stalled, as supply chain disruptions and a downturn in demand filtered through, leading the U.S. PMI Index to a sharp decline in April to 36.1, down from 48.5 in March. The stay-at-home measures to combat the virus also delivered a significant demand shock to commodity markets, resulting in the first ever negative settlement for WTI oil futures contracts. Market volatility sent risk premiums soaring across the fixed income universe as well, with no sector spared the repricing, particularly as levered investor (forced) sales and more routine redemptions tested liquidity in a fashion unhappily reminiscent of 2008. Assessing the damage, the S&P 500 saw all of its gains since 2016 erased in a near -20% first quarter loss, punctuated by a 34% tumble from February 19 through March 23, though sentiment seemed to swing yet again during April. In a testament to the volatility and unusual circumstances, the U.S. Treasury market rallied ferociously with the entire curve trading below 1% in early March. Over the trailing six-month period, the yield curve collapsed, led by shorter maturities where yields were down over 140 bps, though the bellwether 10-year yield dropped nearly 105 bps lower as well, closing April at 0.64%. Furthermore, in a foreshadowing of the coming cascade of stimulus, the Federal Reserve weighed in with two between-meeting cuts to its target rate, lopping the final 150 basis points in a return to a zero interest rate policy (ZIRP), and resuming/expanding its asset purchase programs.

Fixed income total returns benefitted from the drop in rates, reflected in a 4.9% gain for the Bloomberg Barclays U.S. Aggregate Index for the period, though U.S. Treasury issues significantly outpaced the broader fixed income market, as would be expected in a volatile environment. Most noteworthy, to illustrate, despite considerable recovery in April, investment grade corporate bonds trailed duration-matched Treasuries by 7.3%. Similarly, high yield corporates repriced precipitously late in the first quarter, and fell 6.6% for the six-month period. Both investment grade and high yield bond funds saw considerable selling pressure through mid-March, with outflows particularly sharp in short-dated investment grade as investors sold more saleable, shorter-dated securities in a rush for liquidity. Since then, markets have been supported by unprecedented fiscal and monetary measures, leading to a partial recovery in pricing that reflects a market that is grappling with some pretty dire economic data on one hand and an implicit Fed funding backstop on the other. Even before the central bank had purchased a single bond,

Letter to Shareholders (Continued)

markets rallied on optimism given the announcement, while further upping the ante by increasing the size of corporate credit funding facilities and expanding the scope of purchases to include riskier corporate debt categories, a historic first for the U.S. Outside of credit, securitized products generally fared better, though still experienced price weakness as buyers largely remained on the sidelines. Of note, agency mortgage-backed securities (MBS) had a historically volatile start to the year, as yields relative to U.S. Treasury issues jumped in March to levels not seen since 2009, then remediated as investors started to price in the renewed Fed support (i.e., it became clear that purchases were committed until trading levels stabilized fully) and ended the period at 39 bps. In securitized credit, non-agency MBS experienced soft pricing late in 2019, followed by sharper action in late March on selling pressures from mortgage REITs, despite no concurrent change in fundamentals. Asset-backed securities (ABS) returned 1.2% for the period, while commercial MBS was led higher by strong returns from agency CMBS (+5.3%) though non-agency backed issues trailed (-0.6%).

The Economy and Market Ahead

Given the unique impact of the coronavirus across the economy, there are more questions than answers in terms of outlook. Without doubt, the ramifications of the coronavirus will be widespread and longstanding, with disproportionate effects on certain industries and potentially permanent changes to previously routine day-to-day activity. What’s clear right now is that large portions of the economy have been shut down, capital markets are in turmoil—beset by uncertainty, illiquidity, deleveraging and de-risking—and the Federal Reserve and U.S. Government are responding aggressively. For that reason, it’s difficult to envision a v-shaped recovery—instead we are expecting a more muted, protracted rebound as solutions to the pandemic materialize, notwithstanding hopeful investors focused on how quickly the economy might reopen. From a more sector-specific perspective, it’s likely that down-in-quality names will remain under stress, with periods of mark-to-market volatility and illiquidity, particularly for high yield and emerging market debt. Rating agency activity should intensify with downgrades and accelerate fallen angel activity, in numerous areas, most obviously hospitality and leisure, but also in the commodity-related space as oil prices have been hit hard by both OPEC disagreements leading to supply glut coupled with plummeting global demand on slowed economic activity. Recent market stresses have created opportunities, though extreme caution is still warranted as a recession will likely trigger a significant wave of downgrades and defaults.

Informed by our late cycle concerns, our fixed income funds were defensively positioned going into this crisis, providing us with ample flexibility to respond to rapidly changing market valuations. Our approach has been to add risk aggressively in high quality sectors that either benefit directly from Fed activity or that are robust enough to survive without assistance. As those sectors recover, we will look to migrate down the quality spectrum to take advantage of expected further dislocation in more credit sensitive sectors. This has translated to an upsized position in corporate credit, with positioning still concentrated among high conviction, high quality names as well as defensive sectors like non-cyclicals, communications, and pharmaceuticals/healthcare. Additions in this cheapening phase are focused on long-dated bonds from issuers with “fortress balance sheets” at now attractive yield premiums as well as Fed-supported assets such as money center banks given potential for very strong returns if spreads tighten. Where held, high yield credit exposure still represents a small position, though our expectations are for this to be increased if valuations improve. The securitized products allocation emphasizes agency MBS, with the position upsized in March on more attractive entry points (though this was subsequently trimmed somewhat in April as spreads remediated). Among non-agency MBS, the focus is on opportunities in longer duration, deeply discounted senior legacy non-agency MBS bonds with solid, stable fundamentals and significant upside. Within CMBS, the agency CMBS allocation was trimmed meaningfully to fund relative value additions in corporate credit, while non-agency CMBS continues to favor single asset single borrower deals. Finally, the ABS exposure remains focused on

Letter to Shareholders (Continued)

government-guaranteed student loans, and AAA rated collateralized loan obligations (CLOs), though these positions were modestly trimmed in favor of longer duration, more discounted opportunities across the securitized market.

These are challenging times for all of us, both in our personal and professional lives, and on behalf of everyone at TCW, I wish you and your loved ones good health and safety. We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2020	Total Return Annualized as of April 30, 2020 (1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Core Fixed Income Fund
I Class	$11.83	4.96%	11.01%	3.64%	4.26%	6.03	% (2)	01/01/90	(3)
N Class	$11.80	4.85%	10.79%	3.37%	3.96%	5.16%		02/26/99
Plan Class	$11.85	N/A	N/A	N/A	N/A	1.33%		03/02/20
TCW Enhanced Commodity Strategy Fund
I Class	$3.67	(21.92)%	(22.17)%	(8.11)%	N/A	(8.43)%		03/31/11
N Class	$3.66	(21.98)%	(22.39)%	(8.19)%	N/A	(8.46)%		03/31/11
TCW Global Bond Fund
I Class	$10.05	0.98%	6.34%	2.42%	N/A	2.66%		11/30/11
N Class	$10.05	0.96%	6.24%	2.39%	N/A	2.64%		11/30/11
TCW High Yield Bond Fund
I Class	$6.31	(0.63)%	3.60%	4.48%	5.46%	7.02	% (2)	02/01/89	(3)
N Class	$6.35	(0.73)%	3.21%	4.21%	5.24%	5.19%		02/26/99
TCW Short Term Bond Fund
I Class	$8.54	0.57%	2.39%	1.46%	1.50%	3.83	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$10.41	5.24%	10.97%	3.72%	5.08%	6.40%		06/17/93
N Class	$10.73	5.19%	10.69%	3.42%	4.78%	5.89%		02/26/99
Plan Class	$10.43	N/A	N/A	N/A	N/A	1.22%		03/02/20

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 91.8% of Net Assets

CORPORATE BONDS — 26.3%

Aerospace & Defense — 0.2%

BAE Systems PLC

3.40% (1)	04/15/30	$1,235,000	$1,339,584

Northrop Grumman Corp.

5.25%	05/01/50	1,265,000	1,805,630

			3,145,214

Agriculture — 0.5%

BAT Capital Corp.

4.39%	08/15/37	470,000	483,151

4.54%	08/15/47	1,270,000	1,335,059

5.28%	04/02/50	1,285,000	1,495,647

Reynolds American, Inc.

5.70%	08/15/35	260,000	305,052

5.85%	08/15/45	2,770,000	3,288,766

			6,907,675

Airlines — 0.4%

America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC)

7.10%	10/02/22	798,989	801,100

Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC)

7.71%	10/02/22	4,980	4,905

Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)

5.98%	10/19/23	725,531	698,490

Delta Air Lines Pass-Through Trust, (19-1-AA)

3.20%	10/25/25	1,500,000	1,369,253

Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)

7.04%	10/01/23	384,384	370,864

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	1,292,861	1,100,727

US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)

6.25%	10/22/24	289,088	260,014

US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)

4.63%	12/03/26	542,891	417,244

			5,022,597

Auto Manufacturers — 1.7%

Daimler Finance North America LLC

2.20% (1)	10/30/21	2,510,000	2,469,032

Ford Motor Credit Co. LLC

2.18% (3 mo. USD LIBOR + 0.810%) (2)	04/05/21	710,000	663,481

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers (Continued)

2.19% (3 mo. USD LIBOR + 0.880%) (2)	10/12/21	$2,265,000	$2,074,303

2.34%	11/02/20	1,500,000	1,474,890

2.43%	06/12/20	650,000	650,000

2.64% (3 mo. USD LIBOR + 1.270%) (2)	03/28/22	445,000	393,373

2.84% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	1,000,000	885,000

3.16%	08/04/20	1,595,000	1,598,987

3.22%	01/09/22	990,000	930,600

3.81%	10/12/21	720,000	681,300

5.60%	01/07/22	4,330,000	4,243,400

5.75%	02/01/21	195,000	193,050

5.88%	08/02/21	1,795,000	1,786,025

General Motors Co.

6.60%	04/01/36	1,545,000	1,465,791

General Motors Financial Co., Inc.

3.15%	06/30/22	1,540,000	1,469,814

3.20%	07/06/21	510,000	499,554

3.45%	04/10/22	310,000	299,445

3.55%	04/09/21	1,750,000	1,723,734

4.20%	11/06/21	375,000	370,892

4.38%	09/25/21	600,000	591,460

			24,464,131

Banks — 4.5%

Bank of America Corp.

2.59% (SOFR + 2.150%) (2)	04/29/31	1,220,000	1,253,818

2.88% (3 mo. USD LIBOR + 1.190%) (2)	10/22/30	750,000	782,711

3.00% (3 mo. USD LIBOR +0.79%) (2)	12/20/23	4,161,000	4,305,087

4.08% (3 mo. USD LIBOR + 3.150%) (2)	03/20/51	3,760,000	4,563,797

Citigroup, Inc.

3.20%	10/21/26	1,225,000	1,292,592

3.70%	01/12/26	540,000	584,719

4.41% (SOFR + 3.914%) (2)	03/31/31	1,225,000	1,413,168

Fifth Third Bancorp

2.55%	05/05/27	1,755,000	1,758,464

Goldman Sachs Group, Inc. (The)

2.60%	02/07/30	750,000	747,555

2.63%	04/25/21	920,000	930,908

3.27% (3 mo. USD LIBOR + 1.201%) (2)	09/29/25	2,010,000	2,106,543

3.69% (3 mo. USD LIBOR + 1.510%) (2)	06/05/28	590,000	632,234

6.00%	06/15/20	50,000	50,268

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

2.01% (SOFR + 1.585%) (2)	03/13/26	$3,235,000	$3,273,076

3.11% (SOFR + 2.440%) (2)	04/22/51	2,000,000	2,081,239

3.20%	06/15/26	1,170,000	1,249,426

3.22% (3 mo. USD LIBOR + 1.155%) (2)	03/01/25	1,314,000	1,387,308

4.02% (3 mo. USD LIBOR +1.00%) (2)	12/05/24	965,000	1,045,787

4.49% (SOFR + 3.790%) (2)	03/24/31	3,005,000	3,567,596

Lloyds Banking Group PLC (United Kingdom)

2.86% (3 mo. USD LIBOR + 1.249%) (2)	03/17/23	1,790,000	1,809,156

3.87% (1 year Treasury Constant Maturity Rate + 3.500%) (2)	07/09/25	1,600,000	1,685,977

4.05%	08/16/23	1,540,000	1,630,697

Morgan Stanley

0.73% (SOFR + 0.700%) (2)	01/20/23	2,360,000	2,266,155

Northern Trust Corp.

1.95%	05/01/30	3,500,000	3,505,978

Santander UK Group Holdings PLC (United Kingdom)

3.37% (3 mo. USD LIBOR + 1.08%) (2)	01/05/24	2,460,000	2,519,089

Santander UK PLC (United Kingdom)

5.00% (1)	11/07/23	1,050,000	1,102,463

Wells Fargo & Co.

2.41% (3 mo. USD LIBOR + 0.825%) (2)	10/30/25	850,000	864,075

2.60%	07/22/20	2,165,000	2,171,997

2.88% (3 mo. USD LIBOR + 1.170%) (2)	10/30/30	2,880,000	2,954,765

3.00%	04/22/26	1,015,000	1,064,664

3.07% (SOFR + 2.530%) (2)	04/30/41	1,845,000	1,836,931

5.01% (3 mo. USD LIBOR + 4.240%) (2)	04/04/51	5,335,000	7,034,402

			63,472,645

Beverages — 0.3%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	1,265,000	1,465,110

Anheuser-Busch InBev Worldwide, Inc.

4.50%	06/01/50	1,960,000	2,202,958

Bacardi, Ltd.

4.70% (1)	05/15/28	980,000	1,072,113

			4,740,181

Issues	Maturity Date	Principal Amount	Value

Biotechnology — 0.2%

Amgen, Inc.

4.40%	05/01/45	$1,435,000	$1,761,785

4.66%	06/15/51	485,000	637,807

			2,399,592

Chemicals — 0.1%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	1,735,000	1,933,099

Commercial Services — 0.2%

IHS Markit, Ltd.

4.75% (1)	02/15/25	750,000	816,443

4.75%	08/01/28	1,750,000	2,020,515

University of Chicago (The)

2.76%	04/01/45	630,000	644,745

			3,481,703

Computers — 0.1%

Apple, Inc.

3.85%	05/04/43	520,000	630,070

Dell International LLC / EMC Corp.

4.42% (1)	06/15/21	855,000	869,103

			1,499,173

Diversified Financial Services — 1.4%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.65%	07/21/27	640,000	539,712

3.88%	01/23/28	430,000	358,760

3.95%	02/01/22	685,000	641,699

4.50%	05/15/21	1,690,000	1,640,658

AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland)

5.00%	10/01/21	1,590,000	1,521,400

Air Lease Corp.

3.25%	03/01/25	1,300,000	1,170,620

Avolon Holdings Funding, Ltd.

2.88% (1)	02/15/25	1,550,000	1,283,834

3.95% (1)	07/01/24	405,000	364,613

5.13% (1)	10/01/23	90,000	80,683

5.25% (1)	05/15/24	115,000	101,417

GE Capital International Funding Co. Unlimited Co. (Ireland)

4.42%	11/15/35	4,110,000	4,311,482

Mastercard, Inc.

3.85%	03/26/50	800,000	1,002,435

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,715,000	2,405,470

5.25% (1)	08/15/22	935,000	863,237

5.50% (1)	02/15/24	385,000	339,698

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Raymond James Financial, Inc.

4.65%	04/01/30	$2,090,000	$2,360,885

4.95%	07/15/46	965,000	1,146,420

			20,133,023

Electric — 2.1%

Appalachian Power Co.

4.45%	06/01/45	690,000	838,134

Dominion Energy, Inc.

1.98% (3 mo. USD LIBOR + 0.400%) (2),(1)	12/01/20	4,595,000	4,557,850

Duke Energy Progress LLC

3.70%	10/15/46	1,325,000	1,569,270

El Paso Electric Co.

3.30%	12/15/22	2,065,000	2,064,590

Entergy Mississippi, Inc.

3.10%	07/01/23	2,755,000	2,901,084

Indiana Michigan Power Co.

4.55%	03/15/46	920,000	1,161,782

KCP&L Greater Missouri Operations Co.

8.27%	11/15/21	1,100,000	1,206,115

Metropolitan Edison Co.

3.50% (1)	03/15/23	3,030,000	3,159,387

MidAmerican Energy Co.

5.80%	10/15/36	1,655,000	2,306,696

NextEra Energy Capital Holdings, Inc.

2.16% (3 mo. USD LIBOR + 0.55%) (2)	08/28/21	2,000,000	1,980,172

Niagara Mohawk Power Corp.

2.72% (1)	11/28/22	920,000	935,203

Public Service Co. of Oklahoma

4.40%	02/01/21	1,840,000	1,865,389

Puget Energy, Inc.

6.00%	09/01/21	1,820,000	1,896,404

Tucson Electric Power Co.

4.00%	06/15/50	1,500,000	1,772,535

5.15%	11/15/21	1,000,000	1,041,575

			29,256,186

Food — 0.9%

Kraft Heinz Foods Co.

4.38%	06/01/46	3,275,000	3,134,519

4.88% (1)	10/01/49	3,365,000	3,373,211

5.00%	07/15/35	720,000	771,244

5.00%	06/04/42	2,133,000	2,175,499

5.20%	07/15/45	775,000	798,448

Kroger Co. (The)

5.40%	01/15/49	1,320,000	1,749,461

			12,002,382

Issues	Maturity Date	Principal Amount	Value

Gas — 0.3%

CenterPoint Energy Resources Corp.

6.25%	02/01/37	$1,610,000	$2,154,718

KeySpan Gas East Corp.

5.82% (1)	04/01/41	1,551,000	2,088,026

			4,242,744

Healthcare-Products — 0.1%

Zimmer Biomet Holdings, Inc.

3.55%	03/20/30	1,260,000	1,301,640

Healthcare-Services — 1.8%

Advocate Health & Hospitals Corp.

3.01%	06/15/50	1,500,000	1,520,801

Anthem, Inc.

3.65%	12/01/27	2,405,000	2,630,560

Ascension Health

3.95%	11/15/46	800,000	943,096

Hartford HealthCare Corp.

5.75%	04/01/44	2,545,000	3,201,768

HCA, Inc.

5.00%	03/15/24	620,000	673,893

5.13%	06/15/39	665,000	779,474

5.25%	04/15/25	1,770,000	1,976,929

5.25%	06/15/49	1,525,000	1,827,879

Humana, Inc.

3.95%	08/15/49	550,000	624,541

NYU Hospitals Center

4.43%	07/01/42	2,755,000	2,922,506

Partners Healthcare System, Inc.

3.34%	07/01/60	685,000	712,181

Saint Barnabas Health Care System

4.00%	07/01/28	3,290,000	3,428,324

Sutter Health

2.29%	08/15/53	2,270,000	2,273,220

UnitedHealth Group, Inc.

3.70%	08/15/49	795,000	939,416

3.88%	08/15/59	335,000	410,233

			24,864,821

Insurance — 0.6%

Berkshire Hathaway Finance Corp.

4.25%	01/15/49	515,000	658,289

Farmers Exchange Capital

7.20% (1)	07/15/48	1,495,000	1,997,079

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (2),(1)	11/01/53	2,065,000	2,484,195

Metropolitan Life Global Funding I

2.95% (1)	04/09/30	1,235,000	1,332,760

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

New York Life Insurance Co.

3.75% (1)	05/15/50	$1,000,000	$1,137,632

Prudential Financial, Inc.

4.50%	11/15/20	920,000	936,219

			8,546,174

Media — 0.8%

Charter Communications Operating LLC / Charter Communications Operating Capital

4.91%	07/23/25	2,500,000	2,843,000

5.38%	04/01/38	1,475,000	1,742,572

Time Warner Cable LLC

5.88%	11/15/40	2,200,000	2,658,348

ViacomCBS Inc.

3.70%	06/01/28	1,150,000	1,148,819

Walt Disney Co. (The)

4.70%	03/23/50	1,700,000	2,283,593

			10,676,332

Miscellaneous Manufacturers — 0.5%

General Electric Co.

2.17% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	3,045,000	1,994,719

4.25%	05/01/40	1,250,000	1,256,735

4.63%	01/07/21	2,080,000	2,114,947

6.75%	03/15/32	1,000,000	1,241,741

			6,608,142

Oil & Gas — 0.9%

BP Capital Markets America, Inc.

3.63%	04/06/30	1,850,000	1,998,156

EQT Corp.

3.90%	10/01/27	265,000	224,256

Exxon Mobil Corp.

3.45%	04/15/51	895,000	983,679

3.48%	03/19/30	1,025,000	1,144,936

4.23%	03/19/40	400,000	481,107

4.33%	03/19/50	2,280,000	2,803,143

Petroleos Mexicanos

5.95% (1)	01/28/31	995,000	725,654

6.63%	06/15/35	1,105,000	785,931

6.75%	09/21/47	2,625,000	1,793,137

6.95% (1)	01/28/60	510,000	358,887

7.69% (1)	01/23/50	1,465,000	1,084,100

			12,382,986

Packaging & Containers — 0.2%

Amcor Finance USA, Inc.

3.63%	04/28/26	1,380,000	1,466,753

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

WRKCo, Inc.

4.90%	03/15/29	$625,000	$713,301

			2,180,054

Pharmaceuticals — 2.8%

AbbVie, Inc.

4.05% (1)	11/21/39	555,000	619,957

4.25% (1)	11/21/49	2,445,000	2,831,457

4.40%	11/06/42	1,350,000	1,586,459

4.45%	05/14/46	1,035,000	1,211,731

Allergan Finance LLC

3.25%	10/01/22	936,000	962,373

Allergan Funding SCS (Luxembourg)

3.80%	03/15/25	1,653,000	1,753,968

Bayer US Finance II LLC

3.88% (1)	12/15/23	610,000	648,533

4.25% (1)	12/15/25	845,000	938,024

4.38% (1)	12/15/28	4,540,000	5,149,958

4.63% (1)	06/25/38	500,000	581,495

4.88% (1)	06/25/48	2,430,000	3,019,758

Becton Dickinson and Co.

2.25% (3 mo. USD LIBOR + 0.875%) (2)	12/29/20	2,756,000	2,736,138

Cigna Corp.

2.40%	03/15/30	640,000	647,716

3.05% (1)	10/15/27	775,000	815,164

3.40%	03/15/50	1,700,000	1,805,695

4.13%	11/15/25	4,545,000	5,103,185

CVS Health Corp.

3.88%	07/20/25	3,600,000	3,964,037

5.05%	03/25/48	4,180,000	5,315,706

			39,691,354

Pipelines — 1.3%

Enbridge Energy Partners LP

5.88%	10/15/25	333,000	367,925

Energy Transfer Operating LP

4.95%	06/15/28	200,000	196,139

5.00%	05/15/50	2,175,000	1,956,184

Energy Transfer Partners LP

5.15%	03/15/45	1,100,000	983,605

5.95%	10/01/43	630,000	596,240

Plains All American Pipeline LP / PAA Finance Corp.

4.65%	10/15/25	2,115,000	2,008,319

Rockies Express Pipeline LLC

4.95% (1)	07/15/29	2,000,000	1,774,040

6.88% (1)	04/15/40	350,000	310,187

Ruby Pipeline LLC

6.50% (1)	04/01/22	1,602,273	1,506,137

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Southern Natural Gas Co. LLC

7.35%	02/15/31	$2,380,000	$2,846,844

Sunoco Logistics Partners Operations LP

5.40%	10/01/47	825,000	748,048

TC PipeLines LP

4.38%	03/13/25	1,840,000	1,897,554

Texas Eastern Transmission LP

2.80% (1)	10/15/22	920,000	915,874

TransCanada PipeLines, Ltd. (Canada)

6.10%	06/01/40	375,000	458,754

Williams Partners LP

6.30%	04/15/40	1,150,000	1,333,371

			17,899,221

REIT — 1.0%

American Campus Communities Operating Partnership LP

3.30%	07/15/26	1,000,000	989,274

4.13%	07/01/24	425,000	425,978

GLP Capital LP / GLP Financing II, Inc.

5.30%	01/15/29	1,280,000	1,228,800

5.38%	04/15/26	1,308,000	1,309,177

5.75%	06/01/28	1,600,000	1,585,280

HCP, Inc.

3.88%	08/15/24	2,110,000	2,173,608

Healthcare Realty Trust, Inc.

3.75%	04/15/23	1,840,000	1,858,962

Healthpeak Properties, Inc.

4.25%	11/15/23	470,000	489,202

SL Green Operating Partnership LP

3.25%	10/15/22	2,380,000	2,396,529

Ventas Realty LP

3.85%	04/01/27	690,000	692,756

Welltower, Inc.

3.75%	03/15/23	555,000	566,529

			13,716,095

Retail — 0.3%

Alimentation Couche-Tard, Inc. (Canada)

3.55% (1)	07/26/27	1,710,000	1,812,300

Starbucks Corp.

2.25%	03/12/30	1,295,000	1,288,247

Target Corp.

2.65%	09/15/30	590,000	634,134

			3,734,681

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

3.62% (3 mo. USD LIBOR + 1.181%) (1),(2)	04/26/23	800,000	820,993

Issues	Maturity Date	Principal Amount	Value

Savings & Loans (Continued)

3.77% (3 mo. USD LIBOR + 1.064%) (2),(1)	03/08/24	$500,000	$517,345

4.36% (3 mo. USD LIBOR + 1.392%) (2),(1)	08/01/24	400,000	419,106

			1,757,444

Semiconductors — 0.7%

Broadcom Corp. / Broadcom Cayman Finance, Ltd.

3.63%	01/15/24	3,310,000	3,465,537

Broadcom, Inc.

3.63% (1)	10/15/24	1,100,000	1,161,180

Intel Corp.

4.75%	03/25/50	4,150,000	5,899,276

			10,525,993

Software — 0.2%

Oracle Corp.

3.60%	04/01/50	2,000,000	2,291,228

Telecommunications — 1.9%

AT&T, Inc.

4.35%	06/15/45	110,000	121,052

4.75%	05/15/46	1,130,000	1,312,043

4.80%	06/15/44	1,665,000	1,910,657

4.85%	03/01/39	1,554,000	1,803,277

4.90%	08/15/37	1,500,000	1,741,955

5.25%	03/01/37	2,155,000	2,573,102

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	625,000	881,899

Qwest Corp.

7.25%	09/15/25	920,000	984,400

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (1)	03/20/23	1,027,500	1,032,638

4.74% (1)	09/20/29	3,940,000	4,175,612

T-Mobile USA, Inc.

3.88% (1)	04/15/30	1,080,000	1,190,624

4.38% (1)	04/15/40	2,160,000	2,462,659

Verizon Communications, Inc.

3.15%	03/22/30	855,000	949,879

4.13%	03/16/27	855,000	994,238

Vodafone Group PLC (United Kingdom)

4.25%	09/17/50	430,000	479,246

4.88%	06/19/49	1,897,000	2,281,193

5.25%	05/30/48	1,390,000	1,743,260

			26,637,734

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Water — 0.2%

American Water Capital Corp.

3.45%	05/01/50	$3,125,000	$3,494,359

Total Corporate Bonds

(Cost: $346,532,004)			369,008,603

MUNICIPAL BONDS — 0.9%

Commonwealth of Massachusetts, General Obligation Unltd

3.00%	03/01/49	1,980,000	1,993,920

Health and Educational Facilities Authority of the State of Missouri, Revenue Bond

3.65%	08/15/57	540,000	639,322

Indiana University, Revenue Bond

3.07%	06/01/60	1,000,000	1,045,820

Los Angeles Unified School District/CA, General Obligation

5.76%	07/01/29	2,500,000	3,116,850

New York State Dormitory Authority, Revenue Bond

4.00%	07/01/50	1,185,000	1,201,450

New York State, Build America Bonds, General Obligation

5.82%	10/01/31	730,000	739,373

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60	3,420,000	3,414,408

State of California, General Obligation

7.95%	03/01/36	315	317

Total Municipal Bonds

(Cost: $11,941,218)			12,151,460

ASSET-BACKED SECURITIES — 4.7%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	1,413,277	1,517,798

321 Henderson Receivables I LLC (14-2A-A)

3.61% (1)	01/17/73	1,669,909	1,752,906

Babson CLO, Ltd. (16-2A-AR)

2.22% (3 mo. USD LIBOR + 1.080%) (2),(1)	07/20/28	3,100,000	3,043,758

Brazos Education Loan Authority, Inc. (12-1-A1)

1.19% (1 mo. USD LIBOR + 0.700%) (2)	12/26/35	734,715	713,384

Brazos Higher Education Authority, Inc. (10-1-A2)

2.88% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	675,000	643,729

Brazos Higher Education Authority, Inc. (11-1-A3)

2.73% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	1,695,000	1,606,816

Dryden XXVI Senior Loan Fund (13-26A-AR)

2.12% (3 mo. USD LIBOR + 0.900%) (1),(2)	04/15/29	2,200,000	2,143,020

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Educational Funding of the South, Inc. (11-1-A2)

1.64% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35	$1,039,675	$1,014,211

Educational Services of America, Inc. (12-2-A)

1.22% (1 mo. USD LIBOR + 0.730%) (1),(2)	04/25/39	495,811	466,348

GCO Education Loan Funding Master Trust (06-2AR-A1RN)

2.28% (1 mo. USD LIBOR + 0.650%) (1),(2)	08/27/46	2,503,501	2,277,141

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	1,311,125	1,243,189

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

2.88% (3 mo. USD LIBOR + 1.110%) (1),(2)	10/29/29	3,100,000	3,032,732

Higher Education Funding I (14-1-A)

2.73% (3 mo. USD LIBOR + 1.050%) (1),(2)	05/25/34	2,494,370	2,452,705

Navient Student Loan Trust (14-2-A)

1.13% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	3,278,219	3,025,381

Navient Student Loan Trust (14-3-A)

1.11% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	3,456,190	3,170,374

Navient Student Loan Trust (14-4-A)

1.11% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	1,654,604	1,519,222

Navient Student Loan Trust (16-1A-A)

1.19% (1 mo. USD LIBOR + 0.700%) (1),(2)	02/25/70	3,344,966	3,072,795

Nelnet Student Loan Trust (14-4A-A2)

1.44% (1 mo. USD LIBOR + 0.950%) (1),(2)	11/25/48	2,965,000	2,628,984

Octagon Investment Partners 25, Ltd. (15-1A-AR)

1.94% (3 mo. USD LIBOR + 0.800%) (1),(2)	10/20/26	4,500,000	4,434,795

PHEAA Student Loan Trust (15-1A-A)

1.09% (1 mo. USD LIBOR + 0.600%) (1),(2)	10/25/41	1,585,073	1,478,827

SLM Student Loan Trust (03-7A-A5A)

1.94% (3 mo. USD LIBOR + 1.200%) (1),(2)	12/15/33	2,595,227	2,428,463

SLM Student Loan Trust (06-2-A6)

1.16% (3 mo. USD LIBOR + 0.170%) (2)	01/25/41	2,824,663	2,569,143

SLM Student Loan Trust (08-2-B)

2.19% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	710,000	559,866

SLM Student Loan Trust (08-3-B)

2.19% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	710,000	643,229

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-4-A4)

2.64% (3 mo. USD LIBOR + 1.650%) (2)	07/25/22	$4,408,453	$4,275,683

SLM Student Loan Trust (08-4-B)

2.84% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	710,000	599,001

SLM Student Loan Trust (08-5-B)

2.84% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	710,000	637,449

SLM Student Loan Trust (08-6-A4)

2.09% (3 mo. USD LIBOR + 1.100%) (2)	07/25/23	3,621,977	3,464,299

SLM Student Loan Trust (08-6-B)

2.84% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	579,980

SLM Student Loan Trust (08-7-B)

2.84% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	659,531

SLM Student Loan Trust (08-8-B)

3.24% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	710,000	634,813

SLM Student Loan Trust (08-9-A)

2.49% (3 mo. USD LIBOR + 1.500%) (2)	04/25/23	1,361,099	1,311,334

SLM Student Loan Trust (08-9-B)

3.24% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	710,000	692,127

SLM Student Loan Trust (11-2-A2)

1.69% (1 mo. USD LIBOR + 1.200%) (2)	10/25/34	2,000,000	1,927,075

SLM Student Loan Trust (12-7-A3)

1.14% (1 mo. USD LIBOR + 0.650%) (2)	05/26/26	1,918,737	1,760,905

Voya CLO, Ltd. (14-3A-A1R)

1.71% (3 mo. USD LIBOR + 0.720%) (1),(2)	07/25/26	1,603,516	1,585,100

Total Asset-backed Securities

(Cost: $68,409,398)			65,566,113

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.0%

Fannie Mae (20-M10-X1) (I/O)

1.92% (3)	12/25/30	1,999,825	301,437

Fannie Mae (20-M10-X2)

1.83% (3)	12/25/30	5,693,827	824,137

Fannie Mae (20-M10-X3) (I/O)

1.44% (3)	11/25/28	1,919,402	180,984

Fannie Mae (20-M10-X4) (I/O)

1.00% (3)	07/25/32	2,134,346	182,960

Fannie Mae (20-M10-X5) (I/O)

1.55% (3)	11/25/28	2,270,000	241,346

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (20-M10-X6) (I/O)

1.50% (3)	08/25/28	$2,395,000	$241,551

Fannie Mae (20-M10-X8) (I/O)

0.78% (3)	12/25/27	2,750,000	120,020

Fannie Mae (20-M10-X9) (I/O)

0.99% (3)	12/25/27	2,423,773	120,121

Fannie Mae, Pool #AM8645

2.69%	05/01/27	4,543,621	4,954,653

Fannie Mae, Pool #AN0245

3.42%	11/01/35	2,096,301	2,429,781

Fannie Mae, Pool #AN5977

3.49%	02/01/33	3,000,000	3,501,427

Fannie Mae, Pool #BL6060

2.46%	04/01/40	1,840,000	1,914,626

Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3)

3.90% (3)	10/25/33	2,250,000	2,655,103

Freddie Mac Multifamily Structured Pass-Through Certificates

1.84% (3)	05/27/33	1,425,000	247,037

1.88% (3)	10/27/28	1,815,000	240,344

Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)

3.75%	04/25/33	4,045,000	4,957,916

Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)

2.52% (3)	09/25/26	4,345,978	4,425,003

Total Commercial Mortgage-backed Securities — Agency

(Cost: $24,708,004)			27,538,446

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.5%

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (1),(3)	08/10/38	1,930,000	2,180,588

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	585,000	594,937

CALI Mortgage Trust (19-101C-A)

3.96% (1)	03/10/39	1,285,000	1,466,861

COMM Mortgage Trust (13-300P-A1)

4.35% (1)	08/10/30	1,515,000	1,582,901

COMM Mortgage Trust (14-277P-A)

3.73% (1),(3)	08/10/49	400,000	424,001

COMM Mortgage Trust (16-787S-A)

3.55% (1)	02/10/36	1,635,000	1,728,350

CPT Mortgage Trust (19-CPT-A)

2.87% (1)	11/13/39	1,105,000	1,176,765

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	1,180,000	1,243,680

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Hudson Yards Mortgage Trust (19-30HY-A)

3.23% (1)	07/10/39	$2,185,000	$2,332,187

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1),(3)	12/10/41	1,180,000	1,236,927

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	1,160,000	1,171,720

MKT Mortgage Trust (20-525M-A)

2.69% (1)	02/12/40	1,540,000	1,568,843

Natixis Commercial Mortgage Securities Trust (20-2PAC-A)

2.97% (1)	12/15/38	1,215,000	1,258,770

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	1,495,000	1,490,164

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)

3.87% (1),(3)	01/05/43	1,710,000	1,897,104

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1),(3)	01/05/43	165,000	184,342

Total Commercial Mortgage-backed Securities — Non-Agency

(Cost: $20,857,101)			21,538,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.7%

Fannie Mae, Pool #FM2318

3.50%	09/01/49	725,838	783,247

Fannie Mae, Pool #MA3930

2.50%	02/01/35	160,794	168,177

Fannie Mae, Pool #MA4016

2.50% (4)	05/01/40	6,021,226	6,284,985

Fannie Mae (19-79-FA)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	01/25/50	4,004,567	4,014,007

Fannie Mae (01-14-SH) (I/F)

26.12% (1 mo. USD LIBOR + 27.825%) (2)	03/25/30	106,834	178,638

Fannie Mae (01-34-FV)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	08/25/31	139,629	136,663

Fannie Mae (04-W10-A6) (PAC)

5.75%	08/25/34	1,512,180	1,711,161

Fannie Mae (07-89-GF)

1.01% (1 mo. USD LIBOR + 0.520%) (2)	09/25/37	576,440	576,909

Fannie Mae (08-30-SA) (I/O) (I/F)

6.36% (-1X 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	95,789	24,942

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-62-SN) (I/O) (I/F)

5.71% (-1X 1 mo. USD LIBOR + 6.200%) (2)	07/25/38	$119,306	$27,734

Fannie Mae (09-64-TB)

4.00%	08/25/29	1,345,642	1,444,436

Fannie Mae (09-68-SA) (I/O) (I/F)

6.26% (-1X 1 mo. USD LIBOR + 6.750%) (2)	09/25/39	73,578	18,625

Fannie Mae (10-26-AS) (I/O) (I/F)

5.84% (-1X 1 mo. USD LIBOR + 6.330%) (2)	03/25/40	1,104,731	181,503

Fannie Mae (11-111-DB)

4.00%	11/25/41	3,571,587	3,943,416

Fannie Mae (18-38-LA)

3.00%	06/25/48	4,015,355	4,199,376

Fannie Mae (18-43-CT)

3.00%	06/25/48	3,170,376	3,330,949

Fannie Mae, Pool #254634

5.50%	02/01/23	5,514	6,047

Fannie Mae, Pool #596686

6.50%	11/01/31	10,795	12,422

Fannie Mae, Pool #679263

4.50%	11/01/24	6,035	6,508

Fannie Mae, Pool #727575

5.00%	06/01/33	35,080	38,642

Fannie Mae, Pool #748751

5.50%	10/01/33	89,170	98,532

Fannie Mae, Pool #AB2127

3.50%	01/01/26	629,184	665,596

Fannie Mae, Pool #AL0209

4.50%	05/01/41	571,940	650,544

Fannie Mae, Pool #AL0851

6.00%	10/01/40	549,362	634,891

Fannie Mae, Pool #AS9830

4.00%	06/01/47	3,289,608	3,519,653

Fannie Mae, Pool #CA1710

4.50%	05/01/48	5,293,170	5,717,929

Fannie Mae, Pool #CA1711

4.50%	05/01/48	3,702,671	3,999,797

Fannie Mae, Pool #CA2208

4.50%	08/01/48	3,271,207	3,529,621

Fannie Mae, Pool #CA2327

4.00%	09/01/48	1,113,014	1,225,243

Fannie Mae, Pool #MA1146

4.00%	08/01/42	1,704,871	1,861,381

Fannie Mae, Pool #MA1561

3.00%	09/01/33	2,569,243	2,720,843

Fannie Mae, Pool #MA1584

3.50%	09/01/33	3,928,178	4,176,614

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #MA3182

3.50%	11/01/47	$1,279,037	$1,357,851

Fannie Mae, Pool #MA3846

3.00%	11/01/49	5,491,250	5,660,152

Freddie Mac

2.50% (4)	05/01/40	7,344,503	7,663,805

Freddie Mac (2439-KZ)

6.50%	04/15/32	114,161	133,386

Freddie Mac (2575-FD) (PAC)

1.26% (1 mo. USD LIBOR + 0.450%) (2)	02/15/33	270,384	270,004

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	168,556	179,165

Freddie Mac (3315-S) (I/O) (I/F)

5.60% (-1X 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	23,275	3,476

Freddie Mac (3339-JS) (I/F)

37.54% (-6.5X 1 mo. USD LIBOR + 42.835%) (2)	07/15/37	396,604	908,455

Freddie Mac (3351-ZC)

5.50%	07/15/37	296,210	346,576

Freddie Mac (3380-SM) (I/O) (I/F)

5.60% (-1X 1 mo. USD LIBOR + 6.410%) (2)	10/15/37	435,085	101,762

Freddie Mac (3382-FL)

1.51% (1 mo. USD LIBOR + 0.700%) (2)	11/15/37	146,127	147,349

Freddie Mac (3439-SC) (I/O) (I/F)

5.09% (-1X 1 mo. USD LIBOR + 5.900%) (2)	04/15/38	1,645,379	302,101

Freddie Mac (3578-DI) (I/O) (I/F)

5.84% (-1X 1 mo. USD LIBOR + 6.650%) (2)	04/15/36	668,847	141,296

Freddie Mac (4818-CA)

3.00%	04/15/48	2,212,543	2,285,398

Freddie Mac, Pool #A97179

4.50%	03/01/41	1,761,580	2,010,315

Freddie Mac, Pool #C90526

5.50%	02/01/22	3,214	3,289

Freddie Mac, Pool #G06360

4.00%	03/01/41	2,148,703	2,429,888

Freddie Mac, Pool #G06498

4.00%	04/01/41	1,573,452	1,763,533

Freddie Mac, Pool #G06499

4.00%	03/01/41	1,100,375	1,206,114

Freddie Mac, Pool #G07849

3.50%	05/01/44	1,272,993	1,392,081

Freddie Mac, Pool #G07924

3.50%	01/01/45	2,452,697	2,681,378

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08710

3.00%	06/01/46	$3,923,341	$4,166,767

Freddie Mac, Pool #G08711

3.50%	06/01/46	6,897,181	7,406,348

Freddie Mac, Pool #G08715

3.00%	08/01/46	7,327,408	7,772,881

Freddie Mac, Pool #G08716

3.50%	08/01/46	4,639,107	4,972,879

Freddie Mac, Pool #G08721

3.00%	09/01/46	5,914,586	6,274,166

Freddie Mac, Pool #G08722

3.50%	09/01/46	1,829,011	1,960,603

Freddie Mac, Pool #G08726

3.00%	10/01/46	5,661,619	6,010,084

Freddie Mac, Pool #G08732

3.00%	11/01/46	5,540,211	5,881,204

Freddie Mac, Pool #G08792

3.50% (4)	12/01/47	5,706,587	6,060,017

Freddie Mac, Pool #G08795

3.00%	01/01/48	1,130,695	1,197,316

Freddie Mac, Pool #G08816

3.50%	06/01/48	1,542,841	1,629,563

Freddie Mac, Pool #G08826

5.00%	06/01/48	1,074,971	1,169,000

Freddie Mac, Pool #G08843

4.50%	10/01/48	4,597,366	4,968,570

Freddie Mac, Pool #G16584

3.50%	08/01/33	4,193,284	4,439,354

Freddie Mac, Pool #G18592

3.00%	03/01/31	1,606,273	1,700,098

Freddie Mac, Pool #G18670

3.00%	12/01/32	1,195,767	1,264,132

Freddie Mac, Pool #G18713

3.50%	11/01/33	3,164,479	3,345,635

Freddie Mac, Pool #G60038

3.50%	01/01/44	2,200,350	2,404,730

Freddie Mac, Pool #G60344

4.00%	12/01/45	1,103,369	1,221,542

Freddie Mac, Pool #G67700

3.50%	08/01/46	1,672,021	1,822,135

Freddie Mac, Pool #G67703

3.50%	04/01/47	10,022,826	10,947,923

Freddie Mac, Pool #G67706

3.50%	12/01/47	6,837,553	7,464,379

Freddie Mac, Pool #G67707

3.50%	01/01/48	12,026,858	13,219,610

Freddie Mac, Pool #G67708

3.50%	03/01/48	13,371,913	14,493,303

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G67710

3.50%	03/01/48	$11,653,641	$12,554,001

Freddie Mac, Pool #G67711

4.00%	03/01/48	3,744,739	4,148,181

Freddie Mac, Pool #G67718

4.00%	01/01/49	4,700,459	5,146,602

Freddie Mac, Pool #Q05261

3.50%	12/01/41	1,780,467	1,961,276

Freddie Mac, Pool #Q20178

3.50%	07/01/43	3,239,428	3,582,782

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	3,200,313	3,502,775

Ginnie Mae (08-27-SI) (I/O) (I/F)

5.75% (-1X 1 mo. USD LIBOR + 6.470%) (2)	03/20/38	288,015	68,310

Ginnie Mae (08-81-S) (I/O) (I/F)

5.48% (-1X 1 mo. USD LIBOR + 6.200%) (2)	09/20/38	1,108,909	261,294

Ginnie Mae (10-1-S) (I/O) (I/F)

5.03% (-1X 1mo. USD LIBOR + 5.750%) (2)	01/20/40	1,718,457	181,543

Ginnie Mae (18-124-NW)

3.50%	09/20/48	2,130,279	2,302,516

Ginnie Mae, Pool #608259

4.50%	08/15/33	35,841	39,290

Ginnie Mae, Pool #782114

5.00%	09/15/36	116,106	130,710

Ginnie Mae, Pool #MA4127

3.50%	12/20/46	3,617,847	3,885,817

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	1,202,686	1,236,908

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	2,844,625	3,057,990

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	2,731,160	2,936,014

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	2,753,017	2,959,511

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	7,477,362	7,989,582

Ginnie Mae II, Pool #MA4196

3.50%	01/20/47	2,333,580	2,500,592

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	921,027	1,011,555

Ginnie Mae II, Pool #MA4510

3.50%	06/20/47	1,323,369	1,414,359

Ginnie Mae II, Pool #MA4589

5.00%	07/20/47	2,308,864	2,538,295

Ginnie Mae II, Pool #MA4722

5.00%	09/20/47	782,701	857,812

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4777

3.00%	10/20/47	$1,039,207	$1,108,486

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	4,103,055	4,376,583

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	8,629,587	9,224,725

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	2,496,544	2,680,428

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	4,254,319	4,565,287

Ginnie Mae II, Pool #MA5078

4.00%	03/20/48	3,565,224	3,823,274

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	7,412,836	7,998,303

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	241,909	259,561

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	461,042	497,311

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	5,787,242	6,012,295

Ginnie Mae II TBA, 30 Year TBA

3.00% (5)	11/01/49	13,375,000	14,237,582

Uniform Mortgage-Backed Securities TBA, 15 Year

2.50% (5)	08/01/34	6,700,000	6,990,205

2.50% (5)	08/01/34	23,450,000	24,500,670

3.00% (5)	03/01/34	730,000	769,574

5.00% (5)	07/01/48	4,425,000	4,810,128

Uniform Mortgage-Backed Securities TBA, 30 Year

2.50% (5)	01/01/50	23,950,000	24,951,035

2.50% (5)	01/01/50	26,450,000	27,515,233

3.00% (5)	01/01/50	6,450,000	6,810,545

3.00% (5)	01/01/50	73,150,000	77,142,405

Total Residential Mortgage-backed Securities — Agency

(Cost: $485,878,942)			501,209,989

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.8%

Aames Mortgage Investment Trust (06-1-A4)

1.05% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	5,326,810	5,064,430

Aegis Asset Backed Securities Trust (05-5-2A)

0.74% (1 mo. USD LIBOR + 0.250%) (2)	12/25/35	2,495,490	2,477,906

Ajax Mortgage Loan Trust (19-F-A1)

2.86% (1)	07/25/59	4,562,968	4,533,973

Banc of America Funding Trust (15-R2-9A1)

0.70% (1 mo. USD LIBOR + 0.215%) (2),(1)	03/27/36	1,119,959	1,111,495

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Centex Home Equity (02-C-AF6)

4.50% (3)	09/25/32	$3,762	$3,762

CIM Trust (17-7-A)

3.00% (1),(3)	04/25/57	4,868,820	4,832,025

Citigroup Mortgage Loan Trust (06-2AD)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	08/25/36	1,223,538	1,156,988

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)

5.75% (6)	08/25/35	262,325	205,198

Conseco Financial Corp. (98-6-A8)

6.66% (3)	06/01/30	301,309	305,898

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	7,126	7,564

CSMC Series, Ltd. (10-3R-2A3)

4.47% (1),(3)	12/26/36	2,739,738	2,753,983

CSMC Series, Ltd. (15-5R-1A1)

2.97% (1),(3)	09/27/46	2,447,193	2,356,761

CSMC Trust (14-7R-8A1)

3.81% (1),(3)	07/27/37	1,687,442	1,651,662

CSMC Trust (18-RPL9-A)

3.85% (1),(3)	09/25/57	4,705,195	4,878,958

GS Mortgage-Backed Securities Trust (18-RPL1-A1A)

3.75% (1)	10/25/57	4,821,306	4,549,144

GSAA Home Equity Trust (05-11-2A2)

0.81% (1 mo. USD LIBOR + 0.320%) (2)	10/25/35	1,520,813	1,419,859

Home Equity Asset Trust (06-3-1A1)

0.69% (1 mo. USD LIBOR + 0.200%) (2)	07/25/36	1,162,566	1,159,516

Indymac Index Mortgage Loan Trust (05-AR6-2A1)

0.97% (1 mo. USD LIBOR + 0.480%) (2)	04/25/35	738,775	597,164

Mid-State Trust (04-1-B)

8.90%	08/15/37	915,004	1,011,804

Morgan Stanley Capital, Inc. (04-WMC2-M1)

1.40% (1 mo. USD LIBOR + 0.915%) (2)	07/25/34	1,023,522	963,337

Morgan Stanley Mortgage Loan Trust (04-3-4A)

5.62% (3)	04/25/34	159,252	167,524

New Century Home Equity Loan Trust (05-D-A1)

0.71% (1 mo. USD LIBOR + 0.220%) (2)	02/25/36	4,274,177	4,200,523

Nomura Resecuritization Trust (15-5R-2A1)

3.79% (1),(3)	03/26/35	715,297	715,072

Option One Mortgage Loan Trust (05-2-M1)

1.15% (1 mo. USD LIBOR + 0.660%) (2)	05/25/35	2,746,201	2,709,023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RASC Series Trust (06-KS7-A4)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	09/25/36	$2,314,815	$2,235,798

Structured Asset Investment Loan Trust (04-6-A3)

1.29% (1 mo. USD LIBOR + 0.800%) (2)	07/25/34	3,045,677	2,761,241

Structured Asset Securities Corp. (03-34A-5A4)

3.81% (3)	11/25/33	319,180	297,880

WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)

0.75% (1 mo. USD LIBOR + 0.260%) (2)	11/25/45	4,055,316	3,588,241

WaMu Mortgage Pass-Through Certificates (05-AR3-A2)

3.62% (3)	03/25/35	1,094,429	1,043,853

Wells Fargo Alternative Loan Trust (07-PA3-2A1)

6.00% (6)	07/25/37	86,108	83,192

Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6)

1.49% (1 mo. USD LIBOR + 1.005%) (2)	11/25/35	4,087,681	3,894,136

Wells Fargo Home Equity Trust (04-2-A33)

1.49% (1 mo. USD LIBOR + 1.000%) (2)	10/25/34	5,055,538	4,718,545

Total Residential Mortgage-backed Securities — Non-Agency

(Cost: $68,684,703)			67,456,455

U.S. TREASURY BONDS — 2.1%

U.S. Treasury Bond

2.00%	02/15/50	18,615,000	21,965,700

2.38%	11/15/49	6,083,000	7,731,350

Total U.S. Treasury Bonds

(Cost: $27,557,854)			29,697,050

U.S. TREASURY SECURITIES — 13.8%

U.S. Treasury Inflation Indexed Bond

0.25% (7)	02/15/50	16,666,556	18,607,253

U.S. Treasury Inflation Indexed Note

0.13% (7)	07/15/24	1,830,058	1,860,571

0.13% (7)	10/15/24	10,530,022	10,777,643

0.25% (7)	07/15/29	14,481,109	15,452,839

U.S. Treasury Note

0.25%	04/30/25	35,875,000	35,929,653

0.50%	03/31/25	90,235,000	90,904,711

1.50%	02/15/30	17,940,000	19,433,013

Total U.S. Treasury Securities

(Cost: $190,498,602)			192,965,683

Total Fixed Income Securities

(Cost: $1,245,067,826)			1,287,131,939

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Number of Shares	Value

MONEY MARKET INVESTMENTS — 19.0%

Dreyfus Government Cash Management Fund — Institutional Shares, 0.15% (8)		424,000	$424,000

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (8)		266,130,644	266,130,644

Total Money Market Investments

(Cost: $266,554,644)			266,554,644

		Principal Amount

SHORT TERM INVESTMENTS — 3.8%

COMMERCIAL PAPER — 0.3% (Cost: $3,504,183)

Auto Manufacturers — 0.3%

Ford Motor Credit Co.

3.24%	10/14/20	$3,555,000	3,507,969

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT BONDS — 2.3% (Cost: $32,571,603)

Japan Treasury Bill

0.00% (9)	06/08/20	$3,430,000,000	$32,080,839

U.S. TREASURY SECURITIES — 1.2%

U.S. Treasury Bill

1.50% (10)	07/16/20	15,000,000	14,997,269

1.44% (10),(11)	09/10/20	2,525,000	2,524,097

Total U.S. Treasury Securities

(Cost: $17,474,589)			17,521,366

Total Short Term Investments

(Cost: $53,550,375)			53,110,174

Total Investments (114.6%)

(Cost: $1,565,172,845)			1,606,796,757

Liabilities In Excess Of Other Assets (-14.6%)			(204,223,218)

Net Assets (100.0%)			$1,402,573,539

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
637	5-Year U.S. Treasury Note Futures	06/30/20	$77,866,467	$79,933,547	$2,067,080
13	U.S. Ultra Long Bond Futures	06/19/20	2,668,749	2,922,156	253,407
19	10-Year U.S. Treasury Note Futures	06/19/20	2,936,141	2,983,594	47,453

			$83,471,357	$85,839,297	$2,367,940

Centrally Cleared-Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation/ (Depreciation)	Premium Paid	Value
26,710,000 (12)	01/21/23	Quarterly	3 Month USD LIBOR	1.57%	$685,945	$—	$685,945
69,250,000 (12)	01/21/23	Quarterly	3 Month USD LIBOR	1.58%	1,775,097	12,696	1,787,793
28,170,000 (12)	01/21/26	Quarterly	1.68%	3 Month USD LIBOR	(1,701,318)	(8,931)	(1,710,249)
10,865,000 (12)	01/21/26	Quarterly	1.67%	3 Month USD LIBOR	(655,306)	—	(655,306)

					$104,418	$3,765	$108,183

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Citibank N.A.	JPY	3,400,000,000	06/08/20	$32,723,013	$32,075,560	$647,453

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2020

Written Options-OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value	Premiums (Received) by Fund	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10-Year Futures Option-Call	Harris Trust	140.50	5/22/20	145	$145	$(22,656)	$(168,203)	$145,547
U.S. Treasury Note 10-Year Futures Option-Put	Harris Trust	134.50	5/22/20	145	145	(4,532)	(122,265)	117,733

						(27,188)	(290,468)	263,280

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $151,524,489 or 10.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(9)	Security is not accruing interest.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.
(12)	This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.
(13)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	35.7%
Corporate Bonds	26.3
Money Market Investments	19.0
U.S. Treasury Securities	17.1
Residential Mortgage-Backed Securities — Non-Agency	4.8
Asset-Backed Securities	4.7
Foreign Government Bonds	2.3
Commercial Mortgage-Backed Securities — Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	1.5
Municipal Bonds	0.9
Commercial Paper	0.3
Other*	(14.6)

Total	100.0%

*	Includes cash, swaps, futures, written options, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$369,008,603	$—	$369,008,603
Municipal Bonds	—	12,151,460	—	12,151,460
Asset-Backed Securities	—	65,566,113	—	65,566,113
Commercial Mortgage-Backed Securities — Agency	—	27,538,446	—	27,538,446
Commercial Mortgage-Backed Securities — Non-Agency	—	21,538,140	—	21,538,140
Residential Mortgage-Backed Securities — Agency	—	501,209,989	—	501,209,989
Residential Mortgage-Backed Securities — Non-Agency	—	67,456,455	—	67,456,455
U.S. Treasury Bonds	29,697,050	—	—	29,697,050
U.S. Treasury Securities	146,267,377	46,698,306	—	192,965,683

Total Fixed Income Securities	175,964,427	1,111,167,512	—	1,287,131,939

Money Market Investments	266,554,644	—	—	266,554,644
Short-Term Investments*	17,521,366	35,588,808	—	53,110,174

Total Investments	460,040,437	1,146,756,320	—	1,606,796,757

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	647,453	—	647,453
Futures Contracts
Interest Rate Risk	2,367,940	—	—	2,367,940
Swap Agreements
Interest Rate Risk	—	2,473,738	—	2,473,738

Total	$462,408,377	$1,149,877,511	$—	$1,612,285,888

Liability Derivatives
Swap Agreements
Interest Rate Risk	$—	$(2,365,555)	$—	$(2,365,555)
Written Options
Foreign Interest Rate Risk Currency Risk	(27,188)	—	—	(27,188)

Total	$(27,188)	$(2,365,555)	$—	$(2,392,743)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 75.9%

ASSET-BACKED SECURITIES — 10.3%

BlueMountain CLO, Ltd. (13-1A-A1R2)

2.37% (3 mo. USD LIBOR + 1.230%) (1),(2)	01/20/29	$6,935	$6,832

Chase Issuance Trust (12-A7-A7)

2.16%	09/15/24	10,000	10,319

Educational Services of America, Inc. (12-2-A)

1.22% (1 mo. USD LIBOR + 0.730%) (1),(2)	04/25/39	4,958	4,663

Madison Park Funding, Ltd. (18-30A-A)

1.97% (3 mo. USD LIBOR + 0.750%) (1),(2)	04/15/29	10,000	9,649

Nelnet Student Loan Trust (12-5A-A)

1.09% (1 mo. USD LIBOR + 0.600%) (1),(2)	10/27/36	3,332	3,155

SLM Student Loan Trust (05-4-A3)

1.11% (3 mo. USD LIBOR + 0.120%) (2)	01/25/27	9,727	9,529

SLM Student Loan Trust (07-2-B)

1.16% (3 mo. USD LIBOR + 0.170%) (2)	07/25/25	15,000	11,757

SLM Student Loan Trust (08-1-A4)

1.64% (3 mo. USD LIBOR + 0.650%) (2)	01/25/22	9,075	8,298

SLM Student Loan Trust (08-3-A3)

1.99% (3 mo. USD LIBOR + 1.000%) (2)	10/25/21	9,309	8,755

SLM Student Loan Trust (08-3-B)

2.19% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	10,000	9,060

SLM Student Loan Trust (13-4-A)

1.04% (1 mo. USD LIBOR + 0.550%) (2)	06/25/43	8,612	8,159

SLM Student Loan Trust (13-6-A3)

1.14% (1 mo. USD LIBOR + 0.650%) (2)	06/25/55	9,939	9,364

Total Asset-backed Securities

(Cost: $104,582)			99,540

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.2%

Fannie Mae (10-M5-X) (I/O)

1.05% (3)	07/25/20	195,818	186

Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O)

0.82% (3)	12/25/22	590,907	4,138

Freddie Mac Multifamily Structured Pass-Through Certificates (KS03-A4)

3.16% (3)	05/25/25	1,000	1,094

Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O)

0.41% (3)	07/25/23	543,543	4,561

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.78% (3)	09/25/25	$500,000	$15,681

Ginnie Mae (11-53-IO) (I/O)

0.00% (3)	05/16/51	397,865	1,219

Ginnie Mae (12-123-IO) (I/O)

0.78% (3)	12/16/51	309,360	10,263

Ginnie Mae (13-1-IO) (I/O)

0.60% (3)	02/16/54	125,987	3,471

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $40,439)			40,613

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.3%

Citigroup Commercial Mortgage Trust (13-GC11-AAB)

2.69%	04/10/46	5,780	5,855

COMM Mortgage Trust

(12-CR2-ASB) 2.75%	08/15/45	2,534	2,544

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.85% (3)	10/15/45	202,828	6,361

COMM Mortgage Trust

(13-LC6-XB) (I/O) 0.53% (1),(3)	01/10/46	100,000	1,144

GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O)

0.91% (1),(3)	05/10/34	150,000	10

GS Mortgage Securities Trust (11-GC5-XA) (I/O)

1.49% (1),(3)	08/10/44	763,643	7,614

GS Mortgage Securities Trust (13-GC13-AAB)

3.72% (3)	07/10/46	6,134	6,306

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.92% (3)	01/15/47	131,742	2,998

JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-XA) (I/O)

1.34% (1),(3)	07/15/46	184,801	1,524

LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)

0.77% (1),(3),(4)	09/15/39	507,955	3,169

Morgan Stanley Capital I Trust (11-C3-A4)

4.12%	07/15/49	6,820	6,896

Morgan Stanley Capital I Trust (15-MS1-ASB)

3.46%	05/15/48	10,000	10,411

Morgan Stanley Capital I Trust (18-H3-A1)

3.18%	07/15/51	11,032	11,283

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.05% (1),(3)	11/15/45	111,154	4,195

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $68,419)			70,310

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.0% (Cost: $9,777)

Fannie Mae (05-W3-2AF)

0.71% (1 mo. USD LIBOR + 0.220%) (2)	03/25/45	$10,028	$9,999

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.8%

Centex Home Equity Loan Trust (05-A-AF5)

5.78%	01/25/35	44,629	44,081

Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)

1.51% (1 mo. USD LIBOR + 1.020%) (2)	11/25/33	8,402	7,816

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.49% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	7,059	7,080

JPMorgan Mortgage Trust (05-A5-TA1)

4.19% (3)	08/25/35	1,004	908

JPMorgan Mortgage Trust (05-A6-7A1)

4.19% (3),(5)	08/25/35	14,897	13,951

MASTR Seasoned Securitization Trust (05-1-4A1)

4.51% (3)	10/25/32	13,217	12,319

Mid-State Trust (04-1-M1) 6.50%	08/15/37	16,876	17,392

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

1.39% (1 mo. USD LIBOR + 0.900%) (2)	07/25/34	1,115	1,109

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $97,493)			104,656

CORPORATE BONDS — 41.8%

Agriculture — 0.5%

BAT Capital Corp.

2.76%	08/15/22	5,000	5,071

Airlines — 2.3%

Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)

8.05%	05/01/22	16,849	17,020

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	6,616	5,633

			22,653

Auto Manufacturers — 2.5%

Ford Motor Credit Co. LLC 4.25%	09/20/22	10,000	9,290

5.75%	02/01/21	10,000	9,900

General Motors Financial Co., Inc. 3.55%	04/09/21	5,000	4,925

			24,115

Issues	Maturity Date	Principal Amount	Value

Banks — 8.5%

Bank of America NA

3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%) (2)	01/25/23	$10,000	$10,349

Citigroup, Inc.

1.97% (3 mo. USD LIBOR + 0.950%) (2)	07/24/23	22,000	21,709

Goldman Sachs Group, Inc. (The)

2.91% (3 mo. USD LIBOR + 0.990%) (2)	07/24/23	5,000	5,128

JPMorgan Chase & Co.

2.22% (3 mo. USD LIBOR + 1.000%) (2)	01/15/23	25,000	24,904

Lloyds TSB Bank PLC (United Kingdom)

6.38%	01/21/21	10,000	10,361

Santander UK Group Holdings PLC (United Kingdom)

3.13%	01/08/21	5,000	5,047

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (2)	02/11/26	5,000	5,035

			82,533

Commercial Services — 0.6%

IHS Markit, Ltd. 5.00% (1)	11/01/22	5,000	5,372

Diversified Financial Services — 1.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.63%	10/30/20	6,000	5,944

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,000	1,772

5.50% (1)	02/15/24	5,000	4,412

			12,128

Food — 2.1%

Conagra Brands, Inc.

1.82% (3 mo. USD LIBOR + 0.500%) (2)	10/09/20	10,000	9,947

Kraft Heinz Foods Co.

4.38%	06/01/46	5,000	4,785

5.00%	07/15/35	5,000	5,356

			20,088

Healthcare-Services — 1.1%

Fresenius Medical Care US Finance II, Inc.

4.13% (1)	10/15/20	5,000	5,017

HCA, Inc.

5.00%	03/15/24	5,000	5,435

			10,452

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance — 7.2%

Nationwide Mutual Insurance Co.

3.03% (3 mo. USD LIBOR + 2.290%) (1),(2)	12/15/24	$70,000	$69,533

Media — 0.4%

Charter Communications Operating LLC / Charter Communications Operating Capital

3.41% (3 mo. USD LIBOR + 1.650%) (2)	02/01/24	4,000	3,880

Miscellaneous Manufacturers — 0.7%

General Electric Co.

2.17% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	10,000	6,551

Pharmaceuticals — 4.0%

Allergan Sales LLC

5.00% (1)	12/15/21	6,000	6,288

Bausch Health Cos, Inc. (Canada)

7.00% (1)	03/15/24	5,000	5,168

Bayer US Finance II LLC

3.88% (1)	12/15/23	5,000	5,316

4.38% (1)	12/15/28	5,000	5,672

Becton Dickinson and Co.

2.89%	06/06/22	5,000	5,160

CVS Health Corp.

1.72% (3 mo. USD LIBOR + 0.720%) (2)	03/09/21	8,000	7,984

4.30%	03/25/28	3,000	3,407

			38,995

Pipelines — 0.7%

Energy Transfer Operating LP

4.50%	04/15/24	5,000	4,933

Plains All American Pipeline LP / PAA Finance Corp.

4.50%	12/15/26	2,000	1,851

			6,784

REIT — 5.7%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	5,000	5,076

Boston Properties LP (REIT)

4.13%	05/15/21	5,000	5,062

Camden Property Trust

2.95%	12/15/22	5,000	5,058

CyrusOne LP / CyrusOne Finance Corp. (REIT)

2.90%	11/15/24	5,000	4,908

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	5,000	4,889

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

HCP, Inc.

3.15%	08/01/22	$15,000	$15,087

Healthcare Trust of America Holdings LP

3.70%	04/15/23	5,000	5,045

SL Green Operating Partnership LP

3.25%	10/15/22	5,000	5,035

WEA Finance LLC

3.15% (1)	04/05/22	5,000	5,002

			55,162

Retail — 0.5%

Alimentation Couche-Tard, Inc. (Canada)

2.70% (1)	07/26/22	5,000	5,030

Savings & Loans — 0.5%

Nationwide Building Society (United Kingdom)

4.36% (3 mo. USD LIBOR + 1.392%) (1),(2)	08/01/24	5,000	5,239

Semiconductors — 1.3%

Intel Corp.

4.75%	03/25/50	5,000	7,108

NXP BV / NXP Funding LLC (Netherlands)

4.13% (1)	06/01/21	5,000	5,111

			12,219

Telecommunications — 1.9%

AT&T, Inc.

1.96% (3 mo. USD LIBOR + 1.180%) (2)	06/12/24	10,000	9,821

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (1)	03/20/23	3,750	3,769

Vodafone Group PLC (United Kingdom)

3.75%	01/16/24	4,000	4,325

			17,915

Total Corporate Bonds

(Cost: $401,875)			403,720

MUNICIPAL BOND — 0.5% (Cost: $5,000)

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60	5,000	4,992

Total Fixed Income Securities

(Cost: $727,585)			733,830

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2020

Security	Shares	Value

Money Market Investments — 21.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

0.22% (6),(7)	210,876	$210,876

Total Money Market Investments

(Cost: $210,876)		210,876

Total Investments (97.7%)

(Cost: $938,461)		944,706

Excess Of Other Assets Over Liabilities (2.3%)		21,831

Net Assets (100.0%)		$966,537

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized (Depreciation)	Premium Paid	Value
OTC Swaps
$ 990,473	5/19/20	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (8)	Monthly	$ (20,493)	$—	$(20,493)

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $174,656 or 18.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 11).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Custom Index has exposure to the following commodities as shown on the next page.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Description (1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$181,851	18.36%	$(139)
Natural Gas	99,146	10.01%	4,366
Copper High Grade	72,205	7.29%	(403)
Soybeans	63,093	6.37%	945
Corn	60,023	6.06%	(1,724)
Aluminium Primary	43,977	4.44%	(486)
WTI Crude Oil	41,600	4.20%	(11,928)
Soybean Meal	39,916	4.03%	266
Silver	38,034	3.84%	(1,182)
Brent Crude Oil	37,737	3.81%	(7,815)
Live Cattle	36,152	3.65%	51
SRW Wheat	35,855	3.62%	(639)
Zinc High Grade	34,865	3.52%	(376)
Nickel Primary	29,714	3.00%	337
Coffee ‘C’ Arabica	29,120	2.94%	(3,059)
Sugar#11	28,328	2.86%	(451)
Soybean Oil	27,436	2.77%	(80)
Lean Hogs	19,215	1.94%	4,237
HRW Wheat	18,819	1.90%	106
Cotton	15,154	1.53%	1,171
Gasoil	13,966	1.41%	(1,885)
RBOB Gasoline	12,975	1.31%	(103)
Heating Oil	11,292	1.14%	(1,758)
United States Treasury Bill	—	—%	56

	$990,473	100.00%	$(20,493)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited) April 30, 2020

Sector	Percentage of Net Assets
Corporate Bonds	41.8%
Money Market Investments	21.8
Residential Mortgage-Backed Securities — Non-Agency	10.8
Asset-Backed Securities	10.3
Commercial Mortgage-Backed Securities — Non-Agency	7.3
Commercial Mortgage-Backed Securities — Agency	4.2
Residential Mortgage-Backed Securities — Agency	1.0
Municipal Bonds	0.5
Other*	2.3

Total	100.0%

*	Includes cash, swaps, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$99,540	$—	$99,540
Commercial Mortgage-Backed Securities — Agency	—	40,613	—	40,613
Commercial Mortgage-Backed Securities — Non-Agency	—	70,310	—	70,310
Residential Mortgage-Backed Securities — Agency	—	9,999	—	9,999
Residential Mortgage-Backed Securities — Non-Agency	—	104,656	—	104,656
Corporate Bonds*	—	403,720	—	403,720
Municipal Bonds	—	4,992	—	4,992

Total Fixed Income Securities	—	733,830	—	733,830

Money Market Investments	210,876	—	—	210,876

Total Investments	$210,876	$733,830	$—	$944,706

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(20,493)	$—	$(20,493)

Total	$—	$(20,493)	$—	$(20,493)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 101.1% of Net Assets

CORPORATE BONDS — 29.1%

Agriculture — 0.8%

BAT Capital Corp.

4.54%	08/15/47	$10,000	$10,512

BAT International Finance PLC (United Kingdom)

2.25% (1)	01/16/30	100,000	107,299

Reynolds American, Inc.

5.85%	08/15/45	20,000	23,746

			141,557

Airlines — 1.0%

Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)

6.70%	12/15/22	11,260	11,155

Delta Air Lines 2020-1 Class AA Pass Through Trust

2.00%	12/10/29	90,000	83,375

Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)

6.72%	07/02/24	54,245	52,051

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	10,474	9,421

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	33,080	28,163

			184,165

Auto Manufacturers — 2.4%

Daimler Finance North America LLC

2.20% (2)	10/30/21	90,000	88,531

Ford Motor Credit Co. LLC

2.18% (3 mo. USD LIBOR + 0.810%) (3)	04/05/21	15,000	14,017

2.34%	11/02/20	70,000	68,828

2.64% (3 mo. USD LIBOR + 1.270%) (3)	03/28/22	20,000	17,680

2.84% (3 mo. USD LIBOR + 1.080%) (3)	08/03/22	25,000	22,125

3.20%	01/15/21	40,000	39,000

3.22%	01/09/22	20,000	18,800

3.81%	10/12/21	65,000	61,506

5.75%	02/01/21	5,000	4,950

5.88%	08/02/21	10,000	9,950

General Motors Financial Co., Inc.

3.15%	06/30/22	20,000	19,089

3.20%	07/06/21	15,000	14,693

3.45%	04/10/22	5,000	4,830

3.55%	07/08/22	10,000	9,678

4.20%	11/06/21	30,000	29,671

4.38%	09/25/21	20,000	19,715

			443,063

Issues	Maturity Date	Principal Amount	Value

Banks — 3.0%

Bank of America Corp.

2.50% (3 mo. USD LIBOR + 0.990%) (3)	02/13/31	$70,000	$71,153

2.59% (SOFR + 2.150%) (3)	04/29/31	20,000	20,554

4.08% (3 mo. USD LIBOR + 3.150%) (3)	03/20/51	25,000	30,344

Bank of New York Mellon Corp. (The)

3.25%	09/11/24	10,000	10,780

Citigroup, Inc.

2.67% (SOFR + 1.146%) (3)	01/29/31	50,000	50,423

Goldman Sachs Group, Inc. (The)

2.60%	02/07/30	50,000	49,837

3.69% (3 mo. USD LIBOR + 1.510%) (3)	06/05/28	10,000	10,716

3.81% (3 mo. USD LIBOR + 1.158%) (3)	04/23/29	15,000	16,208

JPMorgan Chase & Co.

2.74% (SOFR + 1.510%) (3)	10/15/30	45,000	46,709

3.11% (SOFR + 2.440%) (3)	04/22/51	35,000	36,422

Lloyds Banking Group PLC (United Kingdom)

3.87% (1 year Treasury Constant Maturity Rate + 3.500%) (3)	07/09/25	50,000	52,687

3.90%	03/12/24	20,000	21,068

Santander UK Group Holdings PLC (United Kingdom)

4.80% (3 mo. USD LIBOR + 1.570%) (3)	11/15/24	50,000	53,792

Santander UK PLC (United Kingdom)

5.00% (2)	11/07/23	20,000	20,999

Wells Fargo & Co.

2.57% (3 mo. USD LIBOR + 1.000%) (3)	02/11/31	40,000	40,052

3.07% (SOFR + 2.530%) (3)	04/30/41	25,000	24,891

			556,635

Beverages — 0.5%

Anheuser-Busch InBev Worldwide, Inc.

4.50%	06/01/50	40,000	44,959

4.75%	01/23/29	25,000	28,973

Bacardi, Ltd.

4.70% (2)	05/15/28	15,000	16,410

			90,342

Biotechnology — 0.2%

Amgen, Inc.

4.40%	05/01/45	25,000	30,693

4.66%	06/15/51	5,000	6,575

			37,268

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.3%

IHS Markit, Ltd.

4.75% (2)	02/15/25	$25,000	$27,215

4.75%	08/01/28	30,000	34,637

			61,852

Computers — 0.1%

Dell International LLC / EMC Corp.

4.42% (2)	06/15/21	10,000	10,165

Diversified Financial Services — 0.9%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.50%	05/26/22	25,000	23,204

3.88%	01/23/28	10,000	8,343

3.95%	02/01/22	25,000	23,420

4.13%	07/03/23	15,000	13,946

Air Lease Corp.

3.25%	03/01/25	20,000	18,010

Avolon Holdings Funding, Ltd.

2.88% (2)	02/15/25	30,000	24,848

5.13% (2)	10/01/23	5,000	4,482

Park Aerospace Holdings, Ltd.

4.50% (2)	03/15/23	20,000	17,720

5.25% (2)	08/15/22	15,000	13,849

5.50% (2)	02/15/24	20,000	17,647

			165,469

Electric — 1.4%

AEP Texas Central Co.

3.85% (2)	10/01/25	50,000	51,992

Dominion Energy, Inc.

3.30%	03/15/25	55,000	58,524

ITC Holdings Corp.

3.65%	06/15/24	40,000	42,193

MidAmerican Energy Co.

3.10%	05/01/27	40,000	43,353

Pennsylvania Electric Co.

3.25% (2)	03/15/28	50,000	53,123

			249,185

Entertainment — 0.1%

Churchill Downs, Inc.

4.75% (2)	01/15/28	10,000	9,357

5.50% (2)	04/01/27	13,000	12,541

Live Nation Entertainment, Inc.

4.75% (2)	10/15/27	5,000	4,248

			26,146

Environmental Control — 0.1%

GFL Environmental, Inc. (Canada)

5.13% (2)	12/15/26	9,000	9,373

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

Waste Pro USA, Inc.

5.50% (2)	02/15/26	$5,000	$4,979

			14,352

Food — 1.0%

Kraft Heinz Foods Co.

4.38%	06/01/46	90,000	86,139

4.88% (2)	10/01/49	10,000	10,024

5.00%	07/15/35	35,000	37,491

5.00%	06/04/42	5,000	5,100

5.20%	07/15/45	10,000	10,303

Kroger Co. (The)

4.50%	01/15/29	15,000	17,695

Pilgrim’s Pride Corp.

5.88% (2)	09/30/27	16,000	16,318

Post Holdings, Inc.

4.63% (2)	04/15/30	11,000	10,849

			193,919

Healthcare-Products — 0.6%

Alcon Finance Corp.

2.75% (2)	09/23/26	60,000	62,743

Zimmer Biomet Holdings, Inc.

3.55%	03/20/30	45,000	46,487

			109,230

Healthcare-Services — 1.2%

Centene Corp.

3.38% (2)	02/15/30	8,000	8,070

4.63% (2)	12/15/29	19,000	20,893

Encompass Health Corp.

4.75%	02/01/30	8,000	8,038

HCA, Inc.

5.00%	03/15/24	53,000	57,607

5.25%	04/15/25	2,000	2,234

5.25%	06/15/49	24,000	28,767

Humana, Inc.

4.95%	10/01/44	10,000	12,518

Molina Healthcare, Inc.

5.38%	11/15/22	8,000	8,306

NYU Langone Hospitals

3.38%	07/01/55	10,000	8,905

Partners Healthcare System, Inc.

3.34%	07/01/60	20,000	20,794

Tenet Healthcare Corp.

4.88% (2)	01/01/26	28,000	27,632

UnitedHealth Group, Inc.

3.70%	08/15/49	10,000	11,816

			215,580

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Insurance — 1.0%

Berkshire Hathaway Finance Corp.

1.85%	03/12/30	$65,000	$66,889

4.25%	01/15/49	20,000	25,565

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (3),(2)	11/01/53	80,000	96,240

			188,694

Media — 0.6%

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50% (2)	08/15/30	32,000	32,690

4.50% (2)	05/01/32	6,000	5,977

Charter Communications Operating LLC / Charter Communications Operating Capital

5.38%	05/01/47	31,000	37,540

CSC Holdings LLC

6.50% (2)	02/01/29	7,000	7,680

Sirius XM Radio, Inc.

3.88% (2)	08/01/22	15,000	15,131

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (2)	05/15/29	16,000	16,686

			115,704

Miscellaneous Manufacturers — 1.5%

General Electric Co.

2.12% (3 mo. USD LIBOR + 0.38%) (3)	05/05/26	125,000	107,148

2.17% (3 mo. USD LIBOR + 0.480%) (3)	08/15/36	200,000	131,016

2.22% (3 mo. USD LIBOR + 1.000%) (3)	04/15/23	40,000	37,778

			275,942

Multi-National — 0.4%

International Bank for Reconstruction & Development

1.75% (1)	03/13/25	650,000	66,768

Oil & Gas — 3.0%

Antero Resources Corp.

5.00%	03/01/25	20,000	11,125

5.13%	12/01/22	6,000	4,212

BP Capital Markets America, Inc.

3.63%	04/06/30	15,000	16,201

EQT Corp.

3.90%	10/01/27	25,000	21,156

Exxon Mobil Corp.

3.48%	03/19/30	20,000	22,340

4.23%	03/19/40	15,000	18,042

4.33%	03/19/50	40,000	49,178

Petrobras Global Finance BV (Netherlands

8.75%	05/23/26	150,000	167,070

5.09% (2)	01/15/30	25,000	22,891

5.09% (1)	01/15/30	60,000	54,939

Issues	Maturity Date	Principal Amount		Value

Oil & Gas (Continued)

Petroleos Mexicanos

5.50% (1)	02/24/25	EUR	117,000	$116,517

5.95% (2)	01/28/31		$20,000	14,586

Range Resources Corp.

4.88%	05/15/25		3,000	2,328

Shell International Finance BV (Netherlands)

2.38%	11/07/29		15,000	15,051

Transocean Pontus, Ltd.

6.13% (2)	08/01/25		13,360	11,022

Transocean Poseidon, Ltd.

6.88% (2)	02/01/27		7,000	5,600

				552,258

Oil & Gas Services — 0.1%

Transocean Phoenix 2, Ltd.

7.75% (2)	10/15/24		8,450	7,563

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	09/01/27		4,000	3,256

				10,819

Packaging & Containers — 0.6%

Bemis Co., Inc.

3.10%	09/15/26		25,000	24,823

Berry Global, Inc.

4.88% (2)	07/15/26		4,000	4,105

Graphic Packaging International LLC

4.88%	11/15/22		8,000	8,137

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)

4.72% (3 mo. USD LIBOR + 3.500%) (3),(2)	07/15/21		20,000	19,813

Sealed Air Corp.

5.50% (2)	09/15/25		14,000	14,911

Trivium Packaging Finance BV (Netherlands)

5.50% (2)	08/15/26		16,000	16,485

WRKCo, Inc.

4.65%	03/15/26		15,000	16,719

				104,993

Pharmaceuticals — 2.6%

AbbVie, Inc.

4.25% (2)	11/21/49		75,000	86,855

4.50%	05/14/35		25,000	29,217

AstraZeneca PLC (United Kingdom)

3.38%	11/16/25		25,000	27,719

Bayer US Finance II LLC

3.88% (2)	12/15/23		45,000	47,843

4.25% (2)	12/15/25		35,000	38,853

4.38% (2)	12/15/28		25,000	28,359

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

4.63% (2)	06/25/38	$25,000	$29,075

4.88% (2)	06/25/48	5,000	6,213

Becton Dickinson and Co.

2.89%	06/06/22	30,000	30,958

Cigna Corp.

2.40%	03/15/30	10,000	10,121

3.40%	03/15/50	35,000	37,176

4.90%	12/15/48	15,000	19,394

CVS Health Corp.

5.05%	03/25/48	75,000	95,377

			487,160

Pipelines — 0.5%

Energy Transfer Operating LP

3.75%	05/15/30	5,000	4,585

5.00%	05/15/50	10,000	8,994

Energy Transfer Partners LP

5.15%	03/15/45	50,000	44,709

Kinder Morgan Energy Partners LP

5.00%	08/15/42	15,000	15,992

Sabine Pass Liquefaction LLC

5.75%	05/15/24	15,000	15,719

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

6.88%	01/15/29	5,000	4,598

			94,597

REIT — 1.5%

CyrusOne LP / CyrusOne Finance Corp.

2.90%	11/15/24	45,000	44,172

3.45%	11/15/29	45,000	43,065

GLP Capital LP / GLP Financing II, Inc.

3.35%	09/01/24	45,000	41,681

5.30%	01/15/29	15,000	14,400

5.38%	04/15/26	25,000	25,023

5.75%	06/01/28	5,000	4,954

HCP, Inc.

3.15%	08/01/22	50,000	50,291

SL Green Operating Partnership LP

2.67% (3 mo. USD LIBOR + 0.98%) (3)	08/16/21	50,000	48,250

			271,836

Retail — 0.7%

Alimentation Couche-Tard, Inc. (Canada)

2.70% (2)	07/26/22	10,000	10,061

3.80% (2)	01/25/50	25,000	23,594

Rite Aid Corp.

6.13% (2)	04/01/23	6,000	5,467

Starbucks Corp.

2.25%	03/12/30	20,000	19,896

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

Walgreens Boots Alliance, Inc.

3.45%	06/01/26	$60,000	$62,741

			121,759

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

3.77% (3 mo. USD LIBOR + 1.064%) (3),(2)	03/08/24	15,000	15,520

Semiconductors — 0.9%

Broadcom Corp. / Broadcom Cayman Finance, Ltd.

3.63%	01/15/24	15,000	15,705

Intel Corp.

4.75%	03/25/50	50,000	71,075

NXP BV / NXP Funding LLC

4.63% (2)	06/15/22	80,000	83,487

			170,267

Telecommunications — 2.0%

AT&T, Inc.

3.88%	01/15/26	25,000	27,194

4.75%	05/15/46	35,000	40,639

4.80%	06/15/44	44,000	50,492

CenturyLink, Inc.

4.00% (2)	02/15/27	4,000	3,922

Intelsat Jackson Holdings S. A. (Luxembourg)

8.50% (2)	10/15/24	21,000	12,390

9.75% (2)	07/15/25	15,000	8,705

Level 3 Financing, Inc.

4.63% (2)	09/15/27	3,000	2,986

Qwest Corp.

7.25%	09/15/25	14,000	14,980

Sprint Corp.

7.88%	09/15/23	3,000	3,387

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (2)	03/20/23	65,625	65,953

T-Mobile USA, Inc.

3.88% (2)	04/15/30	20,000	22,049

4.38% (2)	04/15/40	20,000	22,802

6.00%	04/15/24	26,000	26,672

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	48,000	57,721

			359,892

Total Corporate Bonds

(Cost: $5,346,384)			5,335,137

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS — 1.2%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32		$40,000	$45,119

Commonwealth of Massachusetts

3.00%	03/01/48		20,000	20,172

Indiana University, Revenue Bond

3.07%	06/01/60		15,000	15,687

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

4.00%	08/01/38		25,000	27,101

New York City Water and Sewer System, Revenue Bond

3.00%	06/15/50		25,000	22,691

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60		45,000	44,926

San Francisco City and County Airport Comm-San Francisco International Airport, Revenue Bond

5.00%	05/01/49		35,000	39,221

Total Municipal Bonds

(Cost: $210,890)				214,917

FOREIGN GOVERNMENT BONDS — 42.0%

Australia Government Bond

1.25%	05/21/32	AUD	24,000	16,139

2.50% (1)	05/21/30	AUD	50,000	37,879

3.25% (1)	04/21/29	AUD	170,000	134,442

Canada Housing Trust No 1

2.55% (2)	03/15/25	CAD	225,000	175,990

Canadian Government Bond

1.50%	09/01/24	CAD	125,000	94,288

2.75%	12/01/48	CAD	77,000	77,506

China Development Bank

3.18%	04/05/26	CNY	3,920,000	576,488

3.30%	02/01/24	CN	Y600,000	89,007

China Government Bond

3.13%	11/21/29	CNY	170,000	25,360

3.22%	12/06/25	CNY	2,040,000	307,733

3.86%	07/22/49	CNY	430,000	67,084

Colombian TES

7.75%	09/18/30	COP	225,000,000	60,693

Czech Republic Government Bond

0.45% (1)	10/25/23	CZK	3,680,000	148,001

France Government Bond OAT

2.00% (1)	05/25/48	EUR	81,000	122,179

French Republic Government Bond OAT

1.25% (1)	05/25/34	EUR	40,000	50,378

Hungary Government Bond

3.00%	08/21/30	HUF	14,000,000	47,799

Indonesia Government International Bond

1.40%	10/30/31	EUR	100,000	95,427

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Indonesia Treasury Bond

8.25%	05/15/29	IDR	1,585,000,000	$108,792

Ireland Government Bond

0.90% (1)	05/15/28	EUR	115,000	135,317

1.30% (1)	05/15/33	EUR	100,000	123,564

2.00% (1)	02/18/45	EUR	9,000	13,020

Israel Government Bond

1.00%	03/31/30	ILS	370,000	108,898

Israel Government International Bond

3.88%	07/03/50		$200,000	222,220

Italy Buoni Poliennali Del Tesoro

0.35% (1)	02/01/25	EUR	140,000	147,861

1.35% (1)	04/01/30	EUR	50,000	52,765

3.10% (1)	03/01/40	EUR	32,000	39,163

Japan Government Ten-Year Bond

1.00%	09/20/21	JPY	46,550,000	442,555

Japan Government Thirty Year Bond

0.70%	12/20/48	JPY	8,600,000	86,519

Japan Government Thirty-Year Bond

2.00%	03/20/42	JPY	41,200,000	521,428

Japan Government Twenty Year Bond

0.50%	09/20/36	JPY	10,100,000	98,719

Kingdom of Belgium Government Bond

1.70% (1)	06/22/50	EUR	69,000	98,011

Korea Treasury Bond

1.75%	06/10/28	KRW	68,294,393	58,513

1.88%	06/10/26	KRW	90,000,000	76,149

1.88%	06/10/29	KRW	198,500,000	166,409

Malaysia Government Bond

3.44%	02/15/21	MYR	400,000	93,829

4.06%	09/30/24	MYR	225,000	55,512

4.64%	11/07/33	MYR	130,000	34,732

Mexican Bonos

7.75%	11/23/34	MXN	2,590,000	115,272

New Zealand Government Bond

1.50%	05/15/31	NZD	83,000	54,524

2.75% (1)	04/15/37	NZD	50,000	38,539

Norway Government Bond

1.75% (1)	02/17/27	NOK	650,000	69,150

1.75% (1)	09/06/29	NOK	205,000	22,229

Norway Government Bond

3.00% (1)	03/14/24	NOK	730,000	78,687

Panama Government International Bond

3.75% (1)	04/17/26		$18,000	18,315

Peruvian Government Bond

5.40% (1)	08/12/34	PEN	140,000	42,739

Poland Government Bond

1.75%	07/25/21	PLN	200,000	49,071

2.75%	10/25/29	PLN	285,000	76,598

3.25%	07/25/25	PLN	720,000	194,069

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Portugal Obrigacoes do Tesouro OT

0.48% (1)	10/18/30	EUR	176,000	$186,421

2.13% (1)	10/17/28	EUR	100,000	122,721

Province of Ontario Canada

2.05%	06/02/30	CAD	70,000	53,526

2.60%	06/02/25	CAD	45,000	34,965

2.65%	02/05/25	CAD	75,000	58,465

Republic of Poland Government Bond

2.25%	10/25/24	PLN	275,000	70,685

Romanian Government International Bond

2.00% (1)	01/28/32	EUR	30,000	27,929

4.13% (1)	03/11/39	EUR	33,000	35,541

Russian Federal Bond — OFZ

6.90%	05/23/29	RUB	2,100,000	30,279

Saudi Government International Bond

2.00% (1)	07/09/39	EUR	100,000	100,946

Singapore Government Bond

2.75%	03/01/46	SGD	188,000	175,376

Slovenia Government Bond

1.00% (1)	03/06/28	EUR	40,000	45,183

South Africa Government Bond

8.00%	01/31/30	ZAR	530,000	24,654

Spain Government Bond

1.85%(1)	07/30/35	EUR	100,000	121,947

Spain Government Bond

2.35% (1)	07/30/33	EUR	195,000	251,860

United Kingdom Gilt

1.50% (1)	01/22/21	GBP	137,000	174,605

1.63% (1)	10/22/28	GBP	145,000	206,012

1.75% (1)	09/07/37	GBP	180,000	273,315

2.75% (1)	09/07/24	GBP	110,000	154,924

Total Foreign Government Bonds

(Cost: $7,683,761)				7,718,916

ASSET-BACKED SECURITIES — 2.1%

BlueMountain CLO, Ltd. (13-1A-A1R2)

2.37% (3 mo. USD LIBOR + 1.23%) (2),(3)	01/20/29		$44,581	43,918

Corevest American Finance Trust (20-1-A2)

2.30% (2)	03/15/50		30,000	29,544

Educational Funding of the South, Inc. (11-1-A2)

1.64% (3 mo. USD LIBOR + 0.650%) (3)	04/25/35		16,338	15,938

LCM XIII LP (13A-ARR)

2.28% (3 mo. USD LIBOR + 1.140%) (2),(3)	07/19/27		45,000	43,859

Navient Student Loan Trust (17-1A-A3)

1.64% (1 mo. USD LIBOR + 1.150%) (2),(3)	07/26/66		100,000	94,394

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Palmer Square CLO, Ltd. (19-1A-A1)

2.19% (3 mo. USD LIBOR + 1.05%) (2),(3)	04/20/27	$28,511	$28,228

SLC Student Loan Trust (06-1-A6)

0.90% (3 mo. USD LIBOR + 0.160%) (3)	03/15/55	100,000	87,547

Student Loan Consolidation Center (02-2-B2)

0.00% (28-Day Auction Rate) (2),(3),(4)	07/01/42	50,000	44,741

Total Asset-backed Securities

(Cost: $400,939)			388,169

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.1%

Fannie Mae (16-M2-X3) (I/O)

2.05% (5)	04/25/36	1,627,062	40,152

Fannie Mae (16-M4-X2) (I/O)

2.71% (5)	01/25/39	1,162,140	75,745

Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O)

0.39% (5)	02/25/23	3,501,790	22,621

Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)

1.87% (5)	08/25/40	800,000	29,735

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (5)	11/25/40	2,850,000	114,728

Freddie Mac Multifamily Structured Pass-Through Certificates (KHG2-X) (I/O)

0.41% (5)	02/25/30	150,000	3,824

Ginnie Mae (11-147-IO) (I/O)

0.00% (5)	10/16/44	3,720,403	13,006

Ginnie Mae (12-144-IO) (I/O)

0.40% (5)	01/16/53	4,084,972	90,491

Total Commercial Mortgage-backed Securities — Agency

(Cost: $461,377)			390,302

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.0%

Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)

1.55% (2),(5),(6)	04/11/37	1,127,287	21,695

COMM Mortgage Trust (13-CR7-XA) (I/O)

1.37% (5)	03/10/46	741,956	21,629

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.85% (5)	10/15/45	843,718	26,463

CPT Mortgage Trust (19-CPT-A)

2.87% (2)	11/13/39	35,000	37,273

DC Office Trust (19-MTC-A)

2.97% (2)	09/15/45	35,000	36,889

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GS Mortgage Securities Trust (10-C1-X) (I/O)

1.36% (2),(5)	08/10/43	$3,383,694	$42,303

GS Mortgage Securities Trust (11-GC3-X) (I/O)

0.81% (2),(5)	03/10/44	4,877,470	10,964

GS Mortgage Securities Trust (13-GC12-XA) (I/O)

1.55% (5)	06/10/46	5,013,020	178,470

GS Mortgage Securities Trust (14-GC20-XA) (I/O)

1.22% (5)	04/10/47	1,400,282	39,215

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (2),(5)	12/10/41	35,000	36,689

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.61% (2),(5)	02/15/46	6,548,078	24,749

JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)

0.90% (5)	04/15/47	3,035,389	57,399

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.48% (5)	02/15/46	2,177,435	64,451

One Bryant Park Trust (19-OBP-A)

2.52% (2)	09/15/54	40,000	39,871

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.05% (2),(5)	11/15/45	2,683,020	101,250

Total Commercial Mortgage-backed Securities — Non-Agency

(Cost: $625,430)			739,310

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 17.4%

Fannie Mae (07-52-LS) (I/O) (I/F)

5.56% (-1 X 1 mo. USD LIBOR + 6.05%) (3)	06/25/37	68,725	9,133

Fannie Mae (08-18-SM) (I/O) (I/F)

6.51% (-1 X 1 mo. USD LIBOR + 7.000%) (3)	03/25/38	57,725	11,453

Fannie Mae (09-115-SB) (I/O) (I/F)

5.76% (-1 X 1 mo. USD LIBOR + 6.250%) (3)	01/25/40	45,740	8,877

Fannie Mae (10-116-SE) (I/O) (I/F)

6.11% (-1 X 1 mo. USD LIBOR + 6.600%) (3)	10/25/40	88,379	14,897

Fannie Mae, Pool #AB3679

3.50%	10/01/41	87,796	96,223

Fannie Mae, Pool #AB4045

3.50%	12/01/41	116,302	127,353

Fannie Mae, Pool #AT5914

3.50%	06/01/43	41,642	44,519

Fannie Mae, Pool #BD7081

4.00%	03/01/47	63,575	68,690

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CA0996

3.50%	01/01/48	$121,868	$131,729

Fannie Mae, Pool #CA2208

4.50%	08/01/48	6,352	6,854

Fannie Mae, Pool #MA1527

3.00%	08/01/33	24,986	26,461

Fannie Mae, Pool #MA1652

3.50%	11/01/33	40,215	42,759

Freddie Mac (3439-SC) (I/O) (I/F)

5.09% (1 mo. USD LIBOR + 5.900%) (3)	04/15/38	62,831	11,536

Freddie Mac, Pool #G08681

3.50%	12/01/45	57,686	62,088

Freddie Mac, Pool #G08698

3.50%	03/01/46	57,087	61,301

Freddie Mac, Pool #G08716

3.50%	08/01/46	55,826	59,842

Freddie Mac, Pool #G08721

3.00%	09/01/46	10,163	10,780

Freddie Mac, Pool #G08722

3.50%	09/01/46	5,628	6,033

Freddie Mac, Pool #G08732

3.00%	11/01/46	13,929	14,786

Freddie Mac, Pool #G08762

4.00%	05/01/47	58,788	62,872

Freddie Mac, Pool #G08833

5.00%	07/01/48	9,102	9,899

Freddie Mac, Pool #G18592

3.00%	03/01/31	7,279	7,704

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	128,012	140,111

Ginnie Mae (11-146-EI) (I/O) (PAC)

5.00%	11/16/41	61,917	13,848

Ginnie Mae (11-69-GI) (I/O)

5.00%	05/16/40	62,895	1,835

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	32,131	34,541

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	4,763	5,120

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	22,790	24,499

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	22,695	24,925

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	121,477	129,855

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	61,860	66,745

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II TBA, 30 Year TBA

3.00% (7)	11/01/49	$150,000	$159,674

Uniform Mortgage-Backed Securities TBA, 15 Year

2.50% (7)	08/01/24	75,000	78,360

3.50% (7)	07/01/33	25,000	26,392

Uniform Mortgage-Backed Securities TBA, 30 Year

2.50% (7)	01/01/50	275,000	286,075

3.00% (7)	10/01/15	1,100,000	1,160,036

2.50% (7)	10/01/15	150,000	156,269

Total Residential Mortgage-backed Securities — Agency

(Cost: $3,033,917)			3,204,074

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—2.9%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)
1.16% (1 mo. USD LIBOR + 0.675%) (3)	05/25/35	11,852	11,852

Banc of America Funding Trust (05-C-A3)

1.02% (1 mo. USD LIBOR + 0.300%) (3)	05/20/35	34,100	33,011

BCMSC Trust (00-A-A4)

8.29% (5)	06/15/30	189,525	69,231

Bear Stearns ALT-A Trust (05-8-11A1)

1.03% (1 mo. USD LIBOR + 0.540%) (3)	10/25/35	43,712	40,395

First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)

4.07% (5),(8)	10/25/35	39,409	36,327

Green Tree Financial Corp. (98-6-A8)

6.66% (5)	06/01/30	10,331	10,488

JPMorgan Mortgage Trust (05-A6-7A1)

4.19% (5),(8)	08/25/35	26,414	24,736

Lehman XS Trust (06-9-A1B)

0.65% (1 mo. USD LIBOR + 0.160%) (9)	05/25/46	3	2

Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)

0.82% (1 mo. USD LIBOR + 0.330%) (3),(9)	04/25/37	1,251,739	109,425

MortgageIT Trust (05-1-1A1)

1.13% (1 mo. USD LIBOR + 0.640%) (3)	02/25/35	34,946	33,020

Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)

3.85% (5),(8)	12/25/34	26,107	24,693

Structured Asset Mortgage Investments II Trust (05-AR6-2A1)

1.11% (1 mo. USD LIBOR + 0.310%) (3)	09/25/45	44,129	38,761

Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)

3.44% (5)	05/25/36	156,418	97,951

Total Residential Mortgage-backed Securities — Non-Agency

(Cost: $603,504)			529,892

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITY — 0.3% (Cost: $60,977)
U.S. Treasury Note

0.50%	03/31/25	$61,000	$61,452

Total Fixed Income Securities

(Cost: $18,427,179)			18,582,169

Security		Shares

INVESTMENT COMPANIES — 3.0%

TCW Emerging Markets Income Fund — I Class (10)		78,583	545,368

Total Investment Companies

(Cost: $627,940)			545,368

MONEY MARKET INVESTMENTS—4.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22%, —% (11)		827,216	827,216

Total Money Market Investments

(Cost: $827,216)			827,216

Issues	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 1.0%

FOREIGN GOVERNMENT BONDS — 0.5% (Cost: $90,524)

Japan Treasury Bill

0.00% (4)	07/27/20	$9,700,000	90,742

U.S. TREASURY SECURITIES—0.5%(Cost: $92,908)

U.S. Treasury Bill

0. 10% (12)	09/10/20	93,000	92,967

Total Short Term Investments

(Cost: $183,432)			183,709

Total Investments (109.6%)

(Cost: $20,065,767)			20,138,462

Liabilities In Excess Of Other Assets (-9.6%)			(1,769,045)

Net Assets (100.0%)			$18,369,417

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2020

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs & Co.	BRL	380,000	07/24/20	$70,376	$69,828	$(548)
Goldman Sachs & Co.	BRL	215,000	03/17/21	38,970	39,214	244
State Street Bank & Trust Co.	CNY	293,385	05/06/20	41,599	41,602	3
Goldman Sachs & Co.	CZK	2,150,000	07/24/20	86,243	87,173	930
State Street Bank & Trust Co.	EUR	1,201,000	07/24/20	1,308,366	1,317,653	9,287
State Street Bank & Trust Co.	GBP	50,000	07/24/20	62,331	63,088	757
State Street Bank & Trust Co.	JPY	1,461,341	05/07/20	13,711	13,666	(45)
State Street Bank & Trust Co.	JPY	171,440,000	07/27/20	1,595,378	1,605,315	9,937
State Street Bank & Trust Co.	NZD	91,000	07/24/20	54,549	56,113	1,564
State Street Bank & Trust Co.	SEK	285,000	07/24/20	28,412	29,202	790
State Street Bank & Trust Co.	SGD	83,000	07/24/20	58,153	58,982	829

				$3,358,088	$3,381,836	$23,748

SELL (14)
State Street Bank & Trust Co.	AUD	93,000	07/24/20	$59,239	$60,899	$(1,660)
Goldman Sachs & Co.	BRL	380,000	07/24/20	72,102	69,828	2,274
Goldman Sachs & Co.	BRL	215,000	03/17/21	43,112	39,214	3,898
State Street Bank & Trust Co.	CAD	232,000	07/24/20	164,771	167,082	(2,311)
State Street Bank & Trust Co.	CNY	2,478,000	07/24/20	350,215	351,164	(949)
Goldman Sachs & Co.	COP	259,000,000	07/24/20	65,496	65,654	(158)
State Street Bank & Trust Co.	EUR	72,000	07/24/20	78,544	78,993	(449)
State Street Bank & Trust Co.	EUR	80,000	10/15/20	90,808	87,933	2,875
State Street Bank & Trust Co.	GBP	89,000	07/24/20	109,980	112,297	(2,317)
State Street Bank & Trust Co.	HUF	13,700,000	07/24/20	42,316	42,651	(335)
Goldman Sachs & Co.	ILS	295,000	07/24/20	82,442	85,214	(2,772)
State Street Bank & Trust Co.	JPY	1,460,000	07/27/20	13,716	13,671	45
Citibank N.A.	KRW	132,500,000	07/24/20	108,452	108,922	(470)
State Street Bank & Trust Co.	MXN	1,590,000	07/24/20	64,707	65,961	(1,254)
Goldman Sachs & Co.	MYR	400,000	07/24/20	91,272	92,742	(1,470)
State Street Bank & Trust Co.	NOK	725,000	07/24/20	69,160	70,973	(1,813)
State Street Bank & Trust Co.	NZD	211,000	07/24/20	125,289	130,109	(4,820)
State Street Bank & Trust Co.	PLN	470,000	07/24/20	112,006	113,463	(1,457)

				$1,743,627	$1,756,770	$(13,143)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
1	U.S. Ultra Long Bond Futures	06/19/20	$198,914	$224,781	$25,867

Short Futures
1	5-Year U.S. Treasury Note Futures	06/30/20	$(124,576)	$(125,484)	$(908)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2020, the value of these securities amounted to $3,419,166 or 18.6% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $2,161,879 or 11.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(4)	Security is not accruing interest.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Restricted security (Note 11).
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Affiliated issuer.
(11)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(12)	Rate shown represents yield-to-maturity.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2020

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended April 30, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2020	Value at April 30, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain/(Loss) on Investments
TCW Emerging Markets Income Fund — I Class
	$401,675	$240,159	$—	78,583	$545,386	$10,221	$—	$—	$(96,466)

Total					$545,386	$10,221	$—	$—	$(96,466)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Foreign Government Bonds	42.5%
Corporate Bonds	29.1
Residential Mortgage-Backed Securities — Agency	17.4
Money Market Investments	4.5
Commercial Mortgage-Backed Securities — Non-Agency	4.0
Investment Companies	3.0
Residential Mortgage-Backed Securities — Non-Agency	2.9
Commercial Mortgage-Backed Securities — Agency	2.1
Asset-Backed Securities	2.1
Municipal Bonds	1.2
U.S. Treasury Securities	0.8
Other*	(9.6)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Country (Unaudited) April 30, 2020

Country	Percentage of Net Assets
Australia	1.0%
Belgium	0.5
Bermuda	0.4
Brazil	0.9
Canada	2.9
Cayman Islands	1.2
China	5.8
Colombia	0.3
Czech Republic	0.8
France	0.9
Great Britain	6.4
Hungary	0.3
Indonesia	1.1
Ireland	1.9
Israel	1.8
Italy	1.3
Japan	6.8
Luxembourg	0.1
Malaysia	1.0
Mexico	1.3
Netherlands	1.0
New Zealand	0.5
Norway	0.9
Panama	0.1
Peru	0.2
Poland	2.1
Portugal	1.7
Romania	0.3
Russia	0.2
Saudi Arabia	0.5
Singapore	1.0
Slovenia	0.2
South Africa	0.1
South Korea	1.6
Spain	2.0
United States	60.5

Total	109.6%

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,335,137	$—	$5,335,137
Municipal Bonds	—	214,917	—	214,917
Foreign Government Bonds	—	7,718,916	—	7,718,916
Asset-Backed Securities	—	388,169	—	388,169
Commercial Mortgage-Backed Securities — Agency	—	390,302	—	390,302
Commercial Mortgage-Backed Securities — Non-Agency	—	739,310	—	739,310
Residential Mortgage-Backed Securities — Agency	—	3,204,074	—	3,204,074
Residential Mortgage-Backed Securities — Non-Agency	—	420,465	109,427	529,892
U.S. Treasury Securities	61,452	—	—	61,452

Total Fixed Income Securities	61,452	18,411,290	109,427	18,582,169

Equity Securities
Investment Companies	545,368	—	—	545,368
Money Market Investments	827,216	—	—	827,216
Short-Term Investments	92,967	90,742	—	183,709

Total Investments	1,527,003	18,502,032	109,427	20,138,462

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	33,433	—	33,433
Futures Contracts
Interest Rate Risk	25,867	—	—	25,867

Total	$1,552,870	$18,535,465	$109,427	$20,197,762

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(22,828)	$—	$(22,828)
Futures Contracts
Interest Rate Risk	(908)	—	—	(908)

Total	$(908)	$(22,828)	$—	$(23,736)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.5% of Net Assets

BANK LOANS — 12.4%

Aerospace/Defense — 0.2%

TransDigm, Inc. 2020 Term Loan E

2.65% (1 mo. USD LIBOR + 2.250%) (1)	05/30/25	$59,850	$52,784

Alternative Investment — 0.6%

Zayo Group Holdings, Inc. USD Term Loan

3.40% (1 mo. USD LIBOR + 3.000%) (1)	03/09/27	180,000	169,633

Chemicals — 0.2%

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3

3.20% (3 mo. USD LIBOR + 1.750%) (1)	06/01/24	52,910	51,632

Commercial Services — 2.7%

MPH Acquisition Holdings LLC, 2016 Term Loan B

4.20% (3 mo. USD LIBOR + 2.750%) (1)	06/07/23	85,000	78,745

SBA Senior Finance II LLC, 2018 Term Loan B

2.16% (1 mo. USD LIBOR + 1.750%) (1)	04/11/25	267,563	259,480

Scientific Games International, Inc., 2018 Term Loan B5

3.15% (1 mo. USD LIBOR + 2.750%) (1)	08/14/24	32,303	26,888

SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4

2.15% (1 mo. USD LIBOR + 1.750%) (1)	04/16/25	93,909	90,718

SS&C Technologies, Inc., 2018 Term Loan B3

2.15% (1 mo. USD LIBOR + 1.750%) (1)	04/16/25	131,605	127,133

VICI Properties 1 LLC, Term Loan B

2.42% (1 mo. USD LIBOR + 1.750%) (1)	12/20/24	245,000	228,615

			811,579

Computers — 0.1%

TierPoint LLC, 2017 1st Lien Term Loan

4.75% (1 mo. USD LIBOR + 3.750%) (1)	05/06/24	34,760	31,571

Diversified Financial Services — 0.3%

Delos Finance Sarl 2018 Term Loan B

0.00% (2)	10/06/23	100,000	95,300

Electric — 0.2%

Vistra Energy Co., 1st Lien Term Loan B3

2.50% (1 mo. USD LIBOR + 1.750%) (1)	12/31/25	68,245	66,330

Engineering & Construction — 0.4%

PowerTeam Services LLC, 2018 1st Lien Term Loan

4.70% (3 mo. USD LIBOR + 3.250%) (1)	03/06/25	135,000	123,694

Issues	Maturity Date	Principal Amount	Value

Entertainment — 0.7%

Caesars Entertainment Operating Co., Exit Term Loan

2.40% (1 mo. USD LIBOR + 2.000%) (1)	10/07/24	$80,672	$78,302

Churchill Downs, Inc., 2017 Term Loan B

2.41% (1 mo. USD LIBOR + 2.000%) (1)	12/27/24	64,505	61,038

Cineworld Limited Incremental Term Loan

0.00% (2)	02/05/27	40,000	24,400

Crown Finance US, Inc. 2018 USD Term Loan

3.32% (3 mo. USD LIBOR) (1)	02/28/25	74,771	47,978

			211,718

Environmental Control — 0.3%

GFL Environmental, Inc., 2018 USD Term Loan B

4.00% (1 mo. USD LIBOR + 3.000%) (1)	05/30/25	77,741	76,643

Food — 0.7%

Dhanani Group, Inc., 2018 Term Loan B

4.15% (1 mo. USD LIBOR + 3.750%) (1)	07/20/25	39,548	34,308

JBS USA Lux S.A., 2019 Term Loan B

3.07% (2 mo. USD LIBOR + 2.000%) (1)	05/01/26	176,662	171,321

			205,629

Healthcare-Products — 0.0%

Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2

4.15% (1 mo. USD LIBOR + 3.750%) (1)	02/27/26	16,335	13,864

Healthcare-Services — 1.1%

Acadia Healthcare Co., Inc., 2018 Term Loan B4

2.90% (1 mo. USD LIBOR + 2.500%) (1)	02/16/23	70,282	67,976

Aveanna Healthcare LLC, 2017 1st Lien Term Loan

5.25% (3 mo. USD LIBOR + 4.250%) (1)	03/18/24	44,364	37,433

Aveanna Healthcare LLC, 2017 2nd Lien Term Loan

9.00% (3 mo. USD LIBOR + 8.000%) (1),(3)	03/17/25	13,000	10,075

Endo Luxembourg Finance Co., I S.a r.l. 2017 Term Loan B

5.00% (1 mo. USD LIBOR + 4.250%) (1)	04/29/24	62,340	57,177

Gentiva Health Services, Inc., 2020 Term Loan

3.69% (1 mo. USD LIBOR + 3.250%) (1)	07/02/25	73,132	69,293

IQVIA, Inc., 2018 USD Term Loan B3

3.20% (3 mo. USD LIBOR + 1.750%) (1)	06/11/25	70,462	67,908

Surgery Center Holdings, Inc. 2020 Term Loan B

9.00% (1 mo. USD LIBOR + 8.000%) (1)	09/03/24	25,000	25,125

			334,987

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Lodging — 0.2%

CityCenter Holdings LLC, 2017 Term Loan B

3.00% (1 mo. USD LIBOR + 2.500%) (1)	04/18/24	$80,571	$71,613

Machinery-Diversified — 0.2%

Titan Acquisition Ltd. 2018 Term Loan B

4.45% (3 mo. USD LIBOR + 3.000%) (1)	03/28/25	64,595	57,171

Media — 0.1%

Sinclair Television Group, Inc., Term Loan B2B

3.32% (1 mo. USD LIBOR + 2.500%) (1)	09/30/26	19,900	18,631

Pharmaceuticals — 1.2%

Alphabet Holding Co., Inc., 2017 1st Lien Term Loan

3.90% (1 mo. USD LIBOR + 3.500%) (1)	09/26/24	75,619	68,341

Elanco Animal Health, Inc. Term Loan B

0.00% (2)	02/04/27	287,000	278,210

			346,551

Retail — 0.6%

1011778 B.C. Unlimited Liability Co., Term Loan B4

2.15% (1 mo. USD LIBOR + 1.750%) (1)	11/19/26	80,428	75,891

Golden Nugget, Inc. 2017 Incremental Term Loan B

0.00% (2)	10/04/23	59,833	48,696

Golden Nugget, LLC 2020 Incremental Term Loan

0.00% (2)	10/04/23	40,000	41,467

			166,054

Software — 0.1%

Change Healthcare Holdings LLC 2017 Term Loan B

3.50% (1 mo. USD LIBOR) (1)	03/01/24	35,000	33,830

Telecommunications — 2.5%

CenturyLink, Inc. 2020 Term Loan B

2.65% (1 mo. USD LIBOR) (1)	03/15/27	69,825	66,338

Frontier Communications Corp., 2017 Term Loan B1

5.35% (3 mo. USD LIBOR + 3.750%) (1)	06/15/24	114,412	111,848

GTT Communications, Inc., 2018 USD Term Loan B

3.15% (1 mo. USD LIBOR + 2.750%) (1)	05/31/25	99,494	73,621

Intelsat Jackson Holdings S.A., 2017 Term Loan B5

6.63% (6 mo. USD LIBOR + 6.625%) (1)	01/02/24	14,000	14,019

Level 3 Financing, Inc., 2019 Term Loan B

2.15% (1 mo. USD LIBOR + 1.750%) (1)	03/01/27	138,304	132,916

Maxar Technologies Ltd., Term Loan B

5.00% (3 mo. USD LIBOR + 2.750%) (1)	10/04/24	56,747	53,218

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan

5.50% (1 mo. USD LIBOR + 4.500%) (1)	11/01/24	$99,491	$83,272

T-Mobile USA, Inc. 2020 Term Loan

0.00% (2)	04/01/27	215,000	213,893

			749,125

Total Bank Loans

(Cost: $3,802,365)			3,688,339

CORPORATE BONDS—74.8%

Advertising — 0.5%

Lamar Media Corp.

5.75%	02/01/26	24,000	24,620

National CineMedia LLC

5.88% (4)	04/15/28	60,000	43,288

Outfront Media Capital LLC / Outfront Media Capital Corp.

4.63% (4)	03/15/30	90,000	83,925

			151,833

Aerospace & Defense — 0.7%

Bombardier, Inc.

6.00% (4)	10/15/22	40,000	30,400

Bombardier, Inc. (Canada)

6.13% (4)	01/15/23	125,000	90,025

7.88% (4)	04/15/27	65,000	42,920

TransDigm, Inc.

8.00% (4)	12/15/25	55,000	57,475

			220,820

Agriculture — 0.4%

BAT Capital Corp.

5.28%	04/02/50	100,000	116,393

Airlines — 1.1%

American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)

5.60% (4),(3)	01/15/22	133,856	133,868

Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)

6.72%	07/02/24	184,926	177,445

			311,313

Apparel — 0.2%

NIKE, Inc.

3.38%	03/27/50	65,000	73,204

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 1.9%

Ford Motor Credit Co. LLC

3.10%	05/04/23	$361,000	$320,387

4.27%	01/09/27	150,000	128,250

5.11%	05/03/29	120,000	103,118

			551,755

Banks — 0.4%

Bank of America Corp.

4.08% (3 mo. USD LIBOR + 3.150%) (1)	03/20/51	57,000	69,185

Wells Fargo & Co.

5.01% (3 mo. USD LIBOR + 4.240%) (1)	04/04/51	35,000	46,149

			115,334

Beverages — 0.7%

Bacardi, Ltd.

4.50% (4)	01/15/21	99,000	100,105

5.30% (4)	05/15/48	104,000	117,117

			217,222

Commercial Services — 1.2%

IHS Markit, Ltd.

4.75% (4)	02/15/25	80,000	87,087

5.00% (4)	11/01/22	176,000	189,103

Service Corp. International

4.63%	12/15/27	65,000	66,821

			343,011

Computers — 0.8%

NCR Corp.

8.13% (4)	04/15/25	105,000	111,576

Science Applications International Corp.

4.88% (4)	04/01/28	118,000	116,049

			227,625

Diversified Financial Services — 2.0%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.50%	01/15/25	172,000	149,404

Avolon Holdings Funding, Ltd.

5.13% (4)	10/01/23	90,000	80,683

GE Capital International Funding Co. Unlimited Co. (Ireland)

4.42%	11/15/35	55,000	57,696

Mastercard, Inc.

3.85%	03/26/50	30,000	37,591

Park Aerospace Holdings, Ltd.

4.50% (4)	03/15/23	251,000	222,384

Raymond James Financial, Inc.

4.65%	04/01/30	50,000	56,481

			604,239

Issues	Maturity Date	Principal Amount	Value

Electric — 1.4%

Consolidated Edison Co. of New York, Inc.

3.95%	04/01/50	$96,000	$115,684

Vistra Operations Co. LLC

3.55% (4)	07/15/24	309,000	313,369

			429,053

Electrical Components & Equipment — 0.3%

Energizer Holdings, Inc.

6.38% (4)	07/15/26	84,000	87,742

Entertainment — 1.9%

Banijay Entertainment SASU

5.38% (4)	03/01/25	135,000	125,723

Caesars Resort Collection LLC / CRC Finco, Inc.

5.25% (4)	10/15/25	61,000	48,285

Churchill Downs, Inc.

4.75% (4)	01/15/28	135,000	126,313

5.50% (4)	04/01/27	215,000	207,406

Live Nation Entertainment, Inc.

4.75% (4)	10/15/27	76,000	64,573

			572,300

Environmental Control — 2.6%

Clean Harbors, Inc.

4.88% (4)	07/15/27	230,000	238,625

5.13% (4)	07/15/29	68,000	69,700

GFL Environmental, Inc.

4.25% (4)	06/01/25	115,000	115,863

GFL Environmental, Inc. (Canada)

5.13% (4)	12/15/26	135,000	140,590

Waste Pro USA, Inc.

5.50% (4)	02/15/26	207,000	206,131

			770,909

Food — 6.0%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

5.50% (4)	01/15/30	205,000	208,516

6.50% (4)	04/15/29	35,000	37,174

Kraft Heinz Foods Co.

4.63%	01/30/29	315,000	333,172

4.63% (4)	10/01/39	165,000	164,224

4.88% (4)	02/15/25	41,000	42,155

5.00%	06/04/42	70,000	71,395

6.88%	01/26/39	80,000	95,769

Nathan’s Famous, Inc.

6.63% (4)	11/01/25	15,000	14,344

Pilgrim’s Pride Corp.

5.75% (4)	03/15/25	30,000	30,343

5.88% (4)	09/30/27	220,000	224,373

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

Post Holdings, Inc.

4.63% (4)	04/15/30	$189,000	$186,399

5.00% (4)	08/15/26	28,000	27,800

5.50% (4)	12/15/29	49,000	49,473

5.63% (4)	01/15/28	110,000	113,025

5.75% (4)	03/01/27	45,000	46,772

Smithfield Foods, Inc.

5.20% (4)	04/01/29	143,000	149,270

			1,794,204

Healthcare-Products — 1.1%

Hill-Rom Holdings, Inc.

4.38% (4)	09/15/27	165,000	168,234

Hologic, Inc.

4.63% (4)	02/01/28	90,000	92,250

Teleflex, Inc.

4.88%	06/01/26	55,000	56,650

			317,134

Healthcare-Services — 7.6%

Catalent Pharma Solutions, Inc.

5.00% (4)	07/15/27	104,000	106,564

Centene Corp.

3.38% (4)	02/15/30	322,000	324,822

4.25% (4)	12/15/27	95,000	99,835

4.63% (4)	12/15/29	224,000	246,322

Encompass Health Corp.

4.75%	02/01/30	202,000	202,966

HCA, Inc.

3.50%	09/01/30	581,000	557,597

5.88%	02/01/29	65,000	74,682

IQVIA, Inc.

5.00% (4)	05/15/27	129,000	133,837

Molina Healthcare, Inc.

5.38%	11/15/22	73,000	75,789

Tenet Healthcare Corp.

4.63% (4)	09/01/24	383,000	377,466

4.88% (4)	01/01/26	50,000	49,342

			2,249,222

Housewares — 0.3%

Newell Brands, Inc.

4.35%	04/01/23	85,000	86,913

Insurance — 0.4%

New York Life Insurance Co.

3.75% (4)	05/15/50	105,000	119,451

Machinery-Diversified — 0.5%

Titan Acquisition, Ltd. / Titan Co-Borrower LLC

7.75% (4)	04/15/26	153,000	144,106

Issues	Maturity Date	Principal Amount	Value

Media — 8.9%

Block Communications, Inc.

4.88% (4)	03/01/28	$63,000	$63,000

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50% (4)	08/15/30	122,000	124,629

4.50% (4)	05/01/32	708,000	705,295

CSC Holdings LLC

6.50% (4)	02/01/29	637,000	698,853

Diamond Sports Group LLC / Diamond Sports Finance Co.

5.38% (4)	08/15/26	70,000	53,357

DISH DBS Corp.

5.88%	11/15/24	31,000	30,088

7.75%	07/01/26	30,000	29,850

DISH Network Corp.

3.38%	08/15/26	115,000	93,507

EW Scripps Co. (The)

5.13% (4)	05/15/25	56,000	47,880

Midcontinent Communications & Finance Co.

5.38% (4)	08/15/27	139,000	141,488

Nexstar Broadcasting, Inc.

5.63% (4)	07/15/27	84,000	80,955

Scripps Escrow, Inc.

5.88% (4)	07/15/27	14,000	11,970

Sirius XM Radio, Inc.

5.50% (4)	07/01/29	170,000	179,707

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (4)	05/15/29	323,000	336,841

Walt Disney Co. (The)

2.00%	09/01/29	55,000	55,098

			2,652,518

Miscellaneous Manufacturers — 0.1%

General Electric Co.

2.17% (3 mo. USD LIBOR + 0.480%) (1)	08/15/36	52,000	34,064

Oil & Gas — 3.7%

Antero Resources Corp.

5.00%	03/01/25	59,000	32,819

5.63%	06/01/23	154,000	93,170

Devon Energy Corp.

5.00%	06/15/45	55,000	45,309

Endeavor Energy Resources LP / EER Finance, Inc.

5.75% (4)	01/30/28	166,000	149,010

EQT Corp.

3.90%	10/01/27	120,000	101,550

Exxon Mobil Corp.

4.33%	03/19/50	65,000	79,914

Gulfport Energy Corp.

6.38%	05/15/25	4,000	1,910

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Oil & Gas (Continued)

Hess Corp.

5.60%	02/15/41	$60,000	$52,899

Matador Resources Co.

5.88%	09/15/26	55,000	27,846

Noble Energy, Inc.

4.20%	10/15/49	38,000	26,228

Occidental Petroleum Corp.

2.60%	04/15/22	65,000	57,219

2.70%	08/15/22	120,000	105,000

3.50%	08/15/29	45,000	31,423

4.40%	08/15/49	245,000	149,180

Petroleos Mexicanos

7.69% (4)	01/23/50	65,000	48,100

SM Energy Co.

6.63%	01/15/27	30,000	8,395

6.75%	09/15/26	60,000	16,776

Transocean Pontus, Ltd.

6.13% (4)	08/01/25	30,060	24,800

Transocean Poseidon, Ltd.

6.88% (4)	02/01/27	29,000	23,200

Valaris PLC

7.75%	02/01/26	125,000	10,788

WPX Energy, Inc.

5.25%	09/15/24	19,000	17,177

			1,102,713

Oil & Gas Services — 2.3%

Archrock Partners LP / Archrock Partners Finance Corp.

6.25% (4)	04/01/28	125,000	95,312

Transocean Phoenix 2, Ltd.

7.75% (4)	10/15/24	185,250	165,799

Transocean Proteus, Ltd.

6.25% (4)	12/01/24	198,100	170,465

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	04/01/26	93,000	75,302

6.88%	09/01/27	200,000	162,788

			669,666

Packaging & Containers — 8.9%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)

4.13% (4)	08/15/26	628,000	620,150

Ball Corp.

4.00%	11/15/23	225,000	235,012

4.88%	03/15/26	250,000	271,250

Graphic Packaging International LLC

3.50% (4)	03/15/28	115,000	110,165

4.75% (4)	07/15/27	20,000	20,800

4.88%	11/15/22	255,000	259,347

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Graphic Packaging International, Inc.

4.13%	08/15/24	$100,000	$101,730

Mauser Packaging Solutions Holding Co.

5.50% (4)	04/15/24	40,000	37,138

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)

4.72% (3 mo. USD LIBOR + 3.500%) (1),(4)	07/15/21	235,000	232,803

Sealed Air Corp.

4.00% (4)	12/01/27	30,000	30,000

4.88% (4)	12/01/22	150,000	155,368

5.50% (4)	09/15/25	208,000	221,540

Silgan Holdings, Inc.

4.13% (4)	02/01/28	125,000	123,594

Trident Merger Sub, Inc.

6.63% (4)	11/01/25	34,000	27,037

Trivium Packaging Finance BV (Netherlands)

5.50% (4)	08/15/26	185,000	190,606

			2,636,540

Pharmaceuticals — 3.4%

Bausch Health Cos, Inc. (Canada)

5.75% (4)	08/15/27	537,000	568,790

5.88% (4)	05/15/23	2,000	2,000

Bayer US Finance II LLC

4.38% (4)	12/15/28	79,000	89,614

5.50% (4)	08/15/25	54,000	62,684

CVS Health Corp.

5.05%	03/25/48	61,000	77,574

Elanco Animal Health, Inc.

5.02%	08/28/23	192,000	203,520

			1,004,182

Pipelines — 3.2%

Cheniere Corpus Christi Holdings LLC

5.13%	06/30/27	13,000	13,026

Cheniere Energy Partners LP

4.50% (4)	10/01/29	75,000	69,359

DCP Midstream Operating LP

5.38%	07/15/25	100,000	80,887

Energy Transfer Operating LP

6.25%	04/15/49	60,000	58,062

6.63% (3 mo. USD LIBOR + 4.155%)	12/31/99	100,000	71,806

Rockies Express Pipeline LLC

6.88% (4)	04/15/40	158,000	140,027

Sabine Pass Liquefaction LLC

4.20%	03/15/28	130,000	128,177

Sunoco Logistics Partners Operations LP

5.35%	05/15/45	55,000	49,165

5.40%	10/01/47	40,000	36,269

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

6.88%	01/15/29	$238,000	$218,858

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	119,000	96,874

			962,510

REIT — 2.0%

CyrusOne LP / CyrusOne Finance Corp. (REIT)

3.45%	11/15/29	210,000	200,970

GLP Capital LP / GLP Financing II, Inc.

5.75%	06/01/28	240,000	237,792

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.

4.50%	01/15/28	40,000	37,884

5.63%	05/01/24	106,000	108,164

			584,810

Retail — 0.7%

Rite Aid Corp.

6.13% (4)	04/01/23	87,000	79,279

Yum! Brands, Inc.

7.75% (4)	04/01/25	125,000	137,172

			216,451

Semiconductors — 0.6%

Intel Corp.

4.75%	03/25/50	55,000	78,183

NVIDIA Corp.

3.50%	04/01/50	95,000	110,060

			188,243

Software — 1.2%

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.

5.75% (4)	03/01/25	298,000	296,939

MSCI, Inc.

3.63% (4)	09/01/30	65,000	66,118

			363,057

Telecommunications — 7.8%

CenturyLink, Inc.

4.00% (4)	02/15/27	428,000	419,637

Frontier Communications Corp.

7.13% (5)	01/15/23	197,000	58,056

8.00% (4),(5)	04/01/27	82,000	84,435

Intelsat Jackson Holdings S. A. (Luxembourg)

8.50% (4)	10/15/24	77,000	45,430

9.75% (4)	07/15/25	432,000	250,696

Intelsat Luxembourg S.A. (Luxembourg)

8.13%	06/01/23	85,000	7,455

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Level 3 Financing, Inc.

3.88% (4)	11/15/29	$325,000	$333,391

Qwest Corp.

7.25%	09/15/25	142,000	151,940

SES Global Americas Holdings GP

5.30% (4)	03/25/44	130,000	120,286

Sprint Corp.

7.88%	09/15/23	198,000	223,552

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

5.15% (4)	09/20/29	218,000	241,348

T-Mobile USA, Inc.

4.50% (4)	04/15/50	315,000	370,251

Windstream Services LLC / Windstream Finance Corp.

9.00% (4),(5)	06/30/25	6,000	375

			2,306,852

Total Corporate Bonds

(Cost: $22,485,491)			22,225,389

MUNICIPAL BOND — 0.2% (Cost: $70,000)

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60	70,000	69,886

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.1%

ACE Securities Corp. Home Equity Loan Trust (06-ASP6-A2C)

0.65% (1 mo. USD LIBOR + 0.160%) (1)	12/25/36	294,350	136,843

Ajax Mortgage Loan Trust (19-D-A1)

2.96% (4)	09/25/65	88,369	89,733

Citigroup Mortgage Loan Trust (15-6-2A1)

1.49% (4),(6)	12/25/35	64,047	63,722

First Horizon Alternative Mortgage Securities Trust (04-AA3-A1)

3.72% (6)	09/25/34	63,888	60,034

GSAMP Trust (05-HE4-M3)

1.27% (1 mo. USD LIBOR + 0.780%) (1)	07/25/45	100,000	89,349

HSI Asset Securitization Corp. Trust (06-HE1-1A1)

0.63% (1 mo. USD LIBOR + 0.140%) (1)	10/25/36	228,633	95,554

IndyMac INDX Mortgage Loan Trust (07-FLX4-2A2)

0.74% (1 mo. USD LIBOR + 0.250%) (1)	07/25/37	143,083	127,290

Long Beach Mortgage Loan Trust (06-10-1A)

0.64% (1 mo. USD LIBOR + 0.150%) (1)	11/25/36	198,694	136,150

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Mastr Asset Backed Securities Trust (06-HE2-A3)

0.64% (1 mo. USD LIBOR + 0.150%) (1)	06/25/36	$252,329	$131,146

Mastr Asset Backed Securities Trust (06-WMC4-A5)

0.64% (1 mo. USD LIBOR + 0.150%) (1)	10/25/36	457,024	156,077

Merrill Lynch Mortgage Investors Trust (04-A-A1)

0.95% (1 mo. USD LIBOR + 0.460%) (1)	04/25/29	82,303	74,762

Morgan Stanley ABS Capital I, Inc. Trust (06-HE8-A2C)

0.63% (1 mo. USD LIBOR + 0.140%) (1)	10/25/36	237,088	141,240

Morgan Stanley ABS Capital I, Inc. Trust (07-HE1-A2D)

0.72% (1 mo. USD LIBOR + 0.230%) (1)	11/25/36	205,570	124,361

Sequoia Mortgage Trust (04-4-A)

1.65% (6 mo. USD LIBOR + 0.520%) (1)	05/20/34	80,509	75,784

WaMu Mortgage Pass-Through Certificates (05-AR19-A1B2)

0.90% (1 mo. USD LIBOR + 0.410%) (1)	12/25/45	89,740	82,466

WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2)

1.33% (1 mo. USD LIBOR + 0.840%) (1)	07/25/45	83,314	75,325

Washington Mutual Asset-Backed Certificates (WMABS-07-HE2-2A2)

0.71% (1 mo. USD LIBOR + 0.220%) (1)	02/25/37	346,629	144,840

Total Residential Mortgage-backed Securities — Non-Agency

(Cost: $1,980,216)			1,804,676

Total Fixed Income Securities

(Cost: $28,338,072)			27,788,290

Issues		Shares	Value

COMMON STOCK — % (Cost: $327,224)

Electric — 0.0%

Homer City Holdings LLC — Series A (3),(7)		5,610	$309

Total Common Stock

(Cost: $327,224)			309

MONEY MARKET INVESTMENTS — 8.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (8)		2,597,820	2,597,820

Total Money Market Investments

(Cost: $2,597,820)			2,597,820

	Maturity Date	Principal Amount

Short Term Investments (0.3% )

U.S. Treasury Bill

0.10% (9),(10)	09/10/20	$74,000	73,974

Total U.S. Treasury Securities

(Cost: $73,950)			73,974

Total Investments (102.5%)

(Cost: $31,337,066)			30,460,393

Liabilities In Excess Of Other Assets (-2.5%)			(738,028)

Net Assets (100.0%)			$29,722,365

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
22	5-Year U.S. Treasury Note Futures	06/30/20	$2,755,615	$2,760,657	$5,042

			$ 2,755,615	$2,760,657	$5,042

Short Futures
24	10-Year U.S. Treasury Note Futures	06/19/20	$(3,589,194)	$(3,768,750)	$(179,556)
4	U.S. Ultra Long Bond Futures	06/19/20	(886,056)	(899,125)	(13,069)

			$(4,475,250)	$(4,667,875)	$(192,625)

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $14,827,570 or 49.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(9)	Rate shown represents yield-to-maturity.
(10)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Corporate Bonds	74.8%
Bank Loans	12.4
Money Market Investments	8.7
Residential Mortgage-Backed Securities — Non-Agency	6.1
U.S. Treasury Securities	0.3
Municipal Bonds	0.2
Common Stock	0.0
Other*	(2.5)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$3,678,264	$10,075	$3,688,339
Corporate Bonds*	—	22,091,521	133,868	22,225,389
Municipal Bonds	—	69,886	—	69,886
Residential Mortgage-Backed Securities — Non-Agency	—	1,804,676	—	1,804,676

Total Fixed Income Securities	—	27,644,347	143,943	27,788,290

Equity Securities
Common Stock*	—	—	309	309
Money Market Investments	2,597,820	—	—	2,597,820
Short-Term Investments*	73,974	—	—	73,974

Total Investments	2,671,794	27,644,347	144,252	30,460,393

Asset Derivatives
Futures Contracts
Interest Rate Risk	5,041	—	—	5,041

Total Investments	$2,676,835	$27,644,347	$144,252	$30,465,434

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(192,624)	$—	$—	$(192,624)

Total	$(192,624)	$—	$—	$(192,624)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 38.4% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.5%

Fannie Mae, Pool #AM4580

3.43%	10/01/23	$41,185	$44,156

Fannie Mae, Pool #468764

4.16%	07/01/21	45,000	45,753

Fannie Mae (16-M11-AL)

2.94%	07/25/39	51,138	52,272

Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1)

1.77%	02/25/25	64,749	66,632

Freddie Mac Multifamily Structured Pass Through Certificates (KJ17-A1)

2.40%	10/25/24	27,378	28,350

Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1)

2.28%	05/25/26	74,487	78,128

Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1)

3.45%	05/25/23	8,870	9,063

Freddie Mac Multifamily Structured Pass-Through Certificates (K012-X3) (I/O)

2.33% (1)	01/25/41	295,045	2,761

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (1)	11/25/40	150,000	6,038

Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O)

0.33% (1)	04/25/23	867,834	5,122

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1)

2.14%	07/25/25	68,570	70,844

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.78% (1)	09/25/25	250,000	7,840

Ginnie Mae (07-12-C)

5.28% (1)	04/16/41	10,239	10,371

Ginnie Mae (08-92-E)

5.56% (1)	03/16/44	10,271	10,489

Ginnie Mae (10-159-D)

4.29% (1)	09/16/44	26,699	27,676

Ginnie Mae (11-165-IO) (I/O)

0.35% (1)	10/16/51	790,600	4,441

Total Commercial Mortgage-backed Securities — Agency

(Cost: $491,506)			469,936

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY NON — 5.6%

20 Times Square Trust (18-20TS-B)

3.20% (1),(2)	05/15/35	20,000	19,533

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY NON (Continued)

BBCMS Mortgage Trust (17-C1-A2)

3.19%	02/15/50	$20,000	$20,342

BX Commercial Mortgage Trust (18-IND-A) 1.56% (1 mo. USD LIBOR +

0.750%) (2),(3)	11/15/35	5,655	5,497

BX Commercial Mortgage Trust (20-BXLP-A) 1.61% (1 mo. USD LIBOR +

0.800%) (2),(3)	12/15/36	15,000	14,524

COMM Mortgage Trust (13-LC6-XA) (I/O)

1.49% (1)	01/10/46	458,639	12,633

DBRR Trust (11-LC2-A4A)

4.54% (1),(2)	07/12/44	49,938	50,674

GS Mortgage Securities Trust (10-C1-A2)

4.59% (2)	08/10/43	8,835	8,828

GS Mortgage Securities Trust (11-GC5-A3)

3.82%	08/10/44	47,396	47,875

JPMorgan Chase Commercial Mortgage Securities Trust (11- C4-A4)

4.39% (2)	07/15/46	14,325	14,612

JPMorgan Chase Commercial Mortgage Securities Trust (11- C5-A3)

4.17%	08/15/46	47,738	48,894

JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-A5)

2.96%	04/15/46	10,000	10,236

Morgan Stanley Bank of America Merrill Lynch Trust (13- C12-XA) (I/O)

0.76% (1)	10/15/46	360,949	6,238

Morgan Stanley Bank of America Merrill Lynch Trust (13- C7-XA) (I/O)

1.48% (1)	02/15/46	803,976	23,797

Morgan Stanley Bank of America Merrill Lynch Trust (14- C15-A3)

3.77%	04/15/47	12,636	13,327

Morgan Stanley Capital Barclays Bank Trust (16-MART-A)

2.20% (2)	09/13/31	15,000	14,929

Morgan Stanley Capital I Trust (11-C3-A4)

4.12%	07/15/49	27,280	27,586

Morgan Stanley Capital I Trust (14-CPT-A)

3.35% (2)	07/13/29	55,000	55,898

UBS Commercial Mortgage Trust (12-C1-AAB)

3.00%	05/10/45	83,770	84,362

UBS Commercial Mortgage Trust (12-C1-XA) (I/O)

2.26% (1),(2),(4)	05/10/45	275,975	8,069

UBS Commercial Mortgage Trust (18-C11-A1)

3.21%	06/15/51	6,901	6,999

VNDO Mortgage Trust (12-6AVE-A)

3.00% (2)	11/15/30	50,000	50,848

Wells Fargo Commercial Mortgage Trust (16-C34-A2)

2.60%	06/15/49	65,000	65,268

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY NON (Continued)

Wells Fargo Commercial Mortgage Trust (16-C36-A2)

2.50%	11/15/59	$25,000	$25,176

Wells Fargo Commercial Mortgage Trust (16-LC24-A2)

2.50%	10/15/49	31,936	31,988

WFRBS Commercial Mortgage Trust (12-C6-XA) (I/O)

2.24% (1),(2)	04/15/45	1,280,875	32,327

WFRBS Commercial Mortgage Trust (12-C7-A2)

3.43%	06/15/45	20,000	20,417

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.05% (1),(2)	11/15/45	862,399	32,545

Total Commercial Mortgage-backed Securities — Non-Agency

(Cost: $769,177)			753,422

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 6.9%

Fannie Mae (03-11-FA)

1.49% (1 mo. USD LIBOR + 1.000%) (3)	09/25/32	12,727	12,599

Fannie Mae (03-122-MF) (PAC)

0.89% (1 mo. USD LIBOR + 0.400%) (3)	08/25/33	10,646	10,631

Fannie Mae (03-52-NF)

0.89% (1 mo. USD LIBOR + 0.400%) (3)	06/25/23	8,195	8,167

Fannie Mae (05-114-PF) (PAC)

0.86% (1 mo. USD LIBOR + 0.375%) (3)	08/25/35	8,682	8,681

Fannie Mae (06-60-DF) 0.92%

(1 mo. USD LIBOR + 0.430%) (3)	04/25/35	5,444	5,433

Fannie Mae (06-84-WF) (PAC)

0.79% (1 mo. USD LIBOR + 0.300%) (3)	02/25/36	1,267	1,265

Fannie Mae (07-64-FA) 0.96%

(1 mo. USD LIBOR + 0.470%) (3)	07/25/37	27,451	27,449

Fannie Mae (08-15-JN)

4.50%	02/25/23	730	732

Fannie Mae (08-24-PF) (PAC)

1.14% (1 mo. USD LIBOR + 0.650%) (3)	02/25/38	18,837	18,907

Fannie Mae (10-118-GF) (PAC)

1.04% (1 mo. USD LIBOR + 0.550%) (3)	10/25/39	45,283	45,394

Fannie Mae (11-75-HP) (PAC)

2.50%	07/25/40	17,046	17,448

Fannie Mae (12-93-GF) (PAC)

0.74% (1 mo. USD LIBOR + 0.250%) (3)	07/25/40	37,382	37,153

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (20-10-FA) 0.99%

(1 mo. USD LIBOR + 0.500%) (3)	03/25/50	$64,802	$64,825

Fannie Mae

0.89%	03/25/47	81,269	80,972

Fannie Mae, Pool #254548

5.50%	12/01/32	10,564	11,879

Fannie Mae, Pool #600187

7.00%	07/01/31	24,953	28,915

Fannie Mae, Pool #995364

6.00%	10/01/38	12,615	14,531

Fannie Mae, Pool #AL0851

6.00%	10/01/40	6,231	7,201

Freddie Mac (2550-FI) (TAC)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	11/15/32	14,016	14,016

Freddie Mac (2763-FC)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	04/15/32	728	728

Freddie Mac (3071-TF) (PAC)

1.11% (1 mo. USD LIBOR + 0.300%) (3)	04/15/35	30,508	30,416

Freddie Mac (3084-FN)

1.31% (1 mo. USD LIBOR + 0.500%) (3)	12/15/34	17,546	17,505

Freddie Mac (3139-FL) (PAC)

1.11% (1 mo. USD LIBOR + 0.300%) (3)	01/15/36	888	888

Freddie Mac (3196-FA) (PAC)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	04/15/32	21,063	21,032

Freddie Mac (3300-FA)

1.11% (1 mo. USD LIBOR + 0.300%) (3)	08/15/35	33,427	33,170

Freddie Mac (3318-F)

1.06% (1 mo. USD LIBOR + 0.250%) (3)	05/15/37	39,635	39,262

Freddie Mac (3645-EH)

3.00%	12/15/20	433	433

Freddie Mac (3767-JF) (PAC)

1.11% (1 mo. USD LIBOR + 0.300%) (3)	02/15/39	17,170	17,176

Freddie Mac (3879-MF)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	09/15/38	17,799	17,800

Freddie Mac (3940-PF) (PAC)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	05/15/40	39,457	39,379

Freddie Mac (3946-FG) (PAC)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	10/15/39	17,662	17,598

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (4231-FD)

1.16% (1 mo. USD LIBOR + 0.350%) (3)	10/15/32	$52,727	$52,023

Freddie Mac (263-F5)

1.31% (1 mo. USD LIBOR + 0.500%) (3)	06/15/42	40,003	39,927

Ginnie Mae (12-13-KF)

1.02% (1 mo. USD LIBOR + 0.300%) (3)	07/20/38	8,088	8,087

Ginnie Mae II, Pool #80022

3.13% (1 year Treasury Constant Maturity Rate + 1.500%) (3)	12/20/26	10,908	11,246

Ginnie Mae II, Pool #80636

3.25% (1 year Treasury Constant Maturity Rate + 1.500%) (3)	09/20/32	8,426	8,622

Ginnie Mae II, Pool #80757

3.25% (1 year Treasury Constant Maturity Rate + 1.500%) (3)	10/20/33	3,739	3,796

Ginnie Mae II, Pool #80797

4.00% (1 year Treasury Constant Maturity Rate + 1.500%) (3)	01/20/34	37,215	38,438

Ginnie Mae II, Pool #80937

3.88% (1 year Treasury Constant Maturity Rate + 1.500%) (3)	06/20/34	15,196	15,739

NCUA Guaranteed Notes (10-R1-1A)

1.43% (1 mo. USD LIBOR + 0.450%) (3)	10/07/20	72,066	71,603

NCUA Guaranteed Notes (10-R3-1A)

1.54% (1 mo. USD LIBOR + 0.560%) (3)	12/08/20	8,943	8,925

NCUA Guaranteed Notes (10-R3-2A)

1.54% (1 mo. USD LIBOR + 0.560%) (3)	12/08/20	24,165	24,168

Total Residential Mortgage-backed Securities — Agency

(Cost: $926,927)			934,159

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.9%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates (04-R9-M2)

1.46% (1 mo. USD LIBOR + 0.975%) (3)	10/25/34	70,526	70,560

Centex Home Equity Loan Trust (06-A-AV4)

0.74% (1 mo. USD LIBOR + 0.250%) (3)	06/25/36	47,771	46,596

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)

3.54% (1)	11/25/32	$16,446	$15,670

CWABS Asset-Backed Certificates Trust (05-11-MV2)

0.98% (1 mo. USD LIBOR + 0.490%) (3)	02/25/36	42,364	42,328

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.49% (1 mo. USD LIBOR + 1.000%) (3)	08/25/34	14,118	14,160

JPMorgan Mortgage Acquisition Trust (06-CH1-M1)

0.71% (1 mo. USD LIBOR + 0.220%) (3)	07/25/36	67,281	66,708

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

1.39% (1 mo. USD LIBOR + 0.900%) (3)	07/25/34	2,229	2,218

NovaStar Mortgage Funding Trust Series (05-1-M5)

1.57% (1 mo. USD LIBOR + 1.080%) (3)	06/25/35	57,000	53,711

Option One Mortgage Loan Trust Asset-Backed Certificates (05-4-M1)

0.93% (1 mo. USD LIBOR + 0.440%) (3)	11/25/35	73,613	73,521

RASC Series Trust (06-KS3-M1)

0.82% (1 mo. USD LIBOR + 0.330%) (3)	04/25/36	75,000	68,928

Residential Accredit Loans, Inc. (02-QS16-A2)

1.04% (1 mo. USD LIBOR + 0.550%) (3),(5)	10/25/17	83	83

Structured Asset Investment Loan Trust (05-HE3-M1)

1.21% (1 mo. USD LIBOR + 0.720%) (3)	09/25/35	69,838	68,196

Total Residential Mortgage-backed Securities — Non-Agency

(Cost: $515,743)			522,679

CORPORATE BONDS — 13.5%

Aerospace & Defense — 0.2%

BAE Systems Holdings, Inc.

2.85% (2)	12/15/20	15,000	15,070

L3Harris Technologies, Inc.

4.95% (2)	02/15/21	15,000	15,260

			30,330

Agriculture — 0.2%

BAT Capital Corp.

2.76%	08/15/22	30,000	30,425

Apparel — 0.2%

NIKE, Inc.

2.85%	03/27/30	30,000	32,596

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 0.9%

Daimler Finance North America LLC

3.75% (2)	11/05/21	$25,000	$25,203

Ford Motor Credit Co. LLC

2.18% (3 mo. USD LIBOR + 0.810%) (3)	04/05/21	25,000	23,362

2.84% (3 mo. USD LIBOR + 1.080%) (3)	08/03/22	5,000	4,425

3.16%	08/04/20	10,000	10,025

3.22%	01/09/22	5,000	4,700

5.88%	08/02/21	10,000	9,950

General Motors Financial Co., Inc.

2.45%	11/06/20	35,000	34,639

4.20%	11/06/21	5,000	4,945

			117,249

Banks — 4.0%

Bank of America Corp.

2.37% (3 mo. USD LIBOR + 0.66%) (3)	07/21/21	100,000	100,043

2.74% (3 mo. USD LIBOR + 0.37%) (3)	01/23/22	25,000	25,162

Bank of New York Mellon Corp. (The)

1.60%	04/24/25	50,000	50,804

Citigroup, Inc.

2.90%	12/08/21	25,000	25,495

JPMorgan Chase & Co.

2.26% (3 mo. USD LIBOR + 0.680%) (3)	06/01/21	75,000	74,991

2.52% (SOFR + 2.040%) (3)	04/22/31	55,000	56,358

Lloyds Banking Group PLC (United Kingdom)

2.91% (3 mo. USD LIBOR + 0.810%) (3)	11/07/23	15,000	15,213

3.87% (1 year Treasury Constant Maturity Rate + 3.500%) (3)	07/09/25	55,000	57,955

3.90%	03/12/24	10,000	10,534

Morgan Stanley

5.50%	07/28/21	25,000	26,239

Santander UK Group Holdings PLC

3.57%	01/10/23	10,000	10,196

Santander UK Group Holdings PLC (United Kingdom)

3.13%	01/08/21	30,000	30,278

Wells Fargo Bank N.A.

2.08% (3 mo. USD LIBOR + 0.650%) (3)	09/09/22	40,000	40,321

Wells Fargo Bank N.A.

3.33% (3 mo. USD LIBOR + 0.490%) (3)	07/23/21	10,000	10,032

			533,621

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.2%

Anheuser-Busch InBev Worldwide, Inc.

3.50%	06/01/30	$30,000	$32,210

Chemicals — 0.1%

International Flavors & Fragrances, Inc.

3.40%	09/25/20	20,000	20,120

Commercial Services — 0.2%

IHS Markit, Ltd.

5.00% (2)	11/01/22	25,000	26,861

Computers — 0.1%

Dell International LLC / EMC Corp.

4.42% (2)	06/15/21	20,000	20,330

Diversified Financial Services — 0.7%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust

4.88%	01/16/24	10,000	9,389

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.95%	02/01/22	10,000	9,368

Air Lease Corp.

3.50%	01/15/22	30,000	28,318

Avolon Holdings Funding, Ltd.

3.63% (2)	05/01/22	10,000	9,166

Mastercard, Inc.

3.35%	03/26/30	20,000	22,819

Park Aerospace Holdings, Ltd.

3.63% (2)	03/15/21	10,000	9,623

4.50% (2)	03/15/23	5,000	4,430

			93,113

Electric — 0.2%

Dominion Energy, Inc.

3.30%	03/15/25	25,000	26,602

Food — 0.6%

Conagra Brands, Inc.

1.82% (3 mo. USD LIBOR + 0.500%) (3)	10/09/20	25,000	24,867

Kraft Heinz Foods Co.

3.95%	07/15/25	5,000	5,241

4.00%	06/15/23	35,000	36,373

Tyson Foods, Inc.

2.15% (3 mo. USD LIBOR + 0.450%) (3)	08/21/20	15,000	14,994

			81,475

Healthcare-Products — 0.1%

Zimmer Biomet Holdings, Inc.

1.80% (3 mo. USD LIBOR + 0.750%) (3)	03/19/21	15,000	14,839

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Healthcare-Services — 1.0%

Anthem, Inc.

3.70%	08/15/21	$30,000	$30,768

Fresenius Medical Care US Finance II, Inc.

5.88% (2)	01/31/22	10,000	10,578

Humana, Inc.

2.50%	12/15/20	15,000	15,144

3.85%	10/01/24	15,000	16,211

Stanford Health Care

3.31%	08/15/30	30,000	33,320

Sutter Health

2.29%	08/15/53	25,000	25,035

			131,056

Insurance — 0.4%

Allstate Corp. (The)

1.80% (3 mo. USD LIBOR + 0.430%) (3)	03/29/21	25,000	24,859

Metropolitan Life Global Funding I

2.95% (2)	04/09/30	30,000	32,375

			57,234

Media — 0.1%

Discovery Communications LLC

2.80%	06/15/20	10,000	10,003

Miscellaneous Manufacturers — 0.9%

General Electric Co.

2.12% (3 mo. USD

LIBOR + 0.38%) (3)	05/05/26	5,000	4,286

2.22% (3 mo. USD

LIBOR + 1.000%) (3)	04/15/23	75,000	70,833

3.63%	05/01/30	40,000	40,251

			115,370

Oil & Gas — 0.3%

BP Capital Markets America, Inc.

3.63%	04/06/30	25,000	27,002

Petroleos Mexicanos

5.35%	02/12/28	15,000	11,250

			38,252

Packaging & Containers — 0.2%

Bemis Co., Inc.

4.50%	10/15/21	20,000	20,572

Pharmaceuticals — 0.7%

Bausch Health Cos, Inc. (Canada)

7.00% (2)	03/15/24	15,000	15,503

Bayer US Finance LLC

2.20% (2)	07/15/22	45,000	44,883

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Becton Dickinson and Co.

2.25% (3 mo. USD

LIBOR + 0.875%) (3)	12/29/20	$15,000	$14,892

Cigna Corp.

1.49% (3 mo. USD

LIBOR + 0.650%) (3)	09/17/21	15,000	14,751

			90,029

REIT — 1.4%

Camden Property Trust

2.95%	12/15/22	25,000	25,290

CyrusOne LP / CyrusOne Finance Corp.

2.90%	11/15/24	20,000	19,632

Essex Portfolio LP (REIT)

5.20%	03/15/21	20,000	20,354

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	25,000	24,447

Healthpeak Properties, Inc.

4.25%	11/15/23	10,000	10,408

Highwoods Realty LP (REIT)

3.20%	06/15/21	20,000	20,096

Kilroy Realty LP (REIT)

3.45%	12/15/24	5,000	5,002

Kimco Realty Corp.

3.40%	11/01/22	20,000	20,416

SL Green Operating Partnership LP

2.67% (3 mo. USD

LIBOR + 0.980%) (3)	08/16/21	40,000	38,600

WEA Finance LLC

3.15% (2)	04/05/22	10,000	10,004

			194,249

Savings & Loans — 0.2%

Nationwide Building Society (United Kingdom)

3.62% (3 mo. USD LIBOR +

0.181%) (2),(3)	04/26/23	20,000	20,525

Semiconductors — 0.2%

NXP BV / NXP Funding LLC (Netherlands)

4.13% (2)	06/01/21	25,000	25,557

Telecommunications — 0.3%

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (2)	03/20/23	18,750	18,844

T-Mobile USA, Inc.

3.88% (2)	04/15/30	25,000	27,560

			46,404

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Trucking & Leasing — 0.1%

Aviation Capital Group LLC

2.53% (3 mo. USD

LIBOR + 0.950%) (2),(3)	06/01/21	$15,000	$13,902

Total Corporate Bonds

(Cost: $1,794,934)			1,822,924

MUNICIPAL BOND — 0.2% (Cost: $24,905)

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

2.31%	11/01/26	25,000	25,443

U.S. TREASURY SECURITY — 4.6% (Cost: $620,475)

U.S. Treasury Floating Rate Note

0.35% (3 mo. Treasury

Money Market Yield + 0.220%) (3)	07/31/21	620,000	621,423

ASSET-BACKED SECURITIES — 0.2% (Cost: $26,122)

Corevest American Finance Trust (19-1-XA) (I/O)

2.35% (1),(2)	03/15/52	277,015	22,877

Total Fixed Income Securities

(Cost: $5,169,789)			5,172,863

		Shares

MONEY MARKET INVESTMENTS — 18.4%

State Street Institutional U.S. Government

Money Market Fund — Premier Class,

0.22% (6)		2,476,926	2,476,926

Total Money Market Investments

(Cost: $2,476,926)			2,476,926

		Principal Amount

SHORT TERM INVESTMENTS — 43.8%

COMMERCIAL PAPER — 0.1% (Cost: $9,862)

Ford Motor Credit Co.

3.24%	10/08/20	$10,000	9,872

FOREIGN GOVERNMENT BONDS — 1.0% (Cost: $142,441)

Japan Treasury Bill

0.00% (7)	06/08/20	15,000,000	140,295

U.S. Government Agency Obligations — 27.3%

Federal Home Loan Bank Discount Note

0.05% (8)	08/07/20	615,000	614,816

0.05% (8)	08/03/20	615,000	614,823

0.01% (8)	05/28/20	615,000	614,963

0.02% (8)	06/01/20	615,000	614,952

Issues	Maturity Date	Principal Amount	Value

U.S. Government Agency Obligations (Continued)

Freddie Mac Discount Notes

0.01% (8)	08/19/20	$615,000	$614,793

0.01% (8)	08/04/20	615,000	614,822

Total U.S. Government Agency Obligations

(Cost: $3,689,794)			3,689,169

U.S. Treasury Securities — 15.4%

U.S. Treasury Bill

0.10% (8),(9)	09/10/20	17,000	16,994

0.87% (8)	07/16/20	200,000	199,963

0.15% (8)	01/28/21	615,000	614,315

0.14% (8)	02/25/21	1,250,000	1,248,516

Total U.S. Treasury Securities

(Cost: $2,080,359)			2,079,788

Total Short Term Investments

(Cost: $5,922,456)			5,919,124

Total Investments (100.6%)

(Cost: $13,569,171)			13,568,913

Liabilities In Excess Of Other Assets (-0.6%)			(76,421)

Net Assets (100.0%)			$13,492,492

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2020

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL
Citibank N.A.	JPY	15,000,000	06/08/20	$143,103	$140,272	$2,831

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
SELL
5	5-Year U.S. Treasury Note Futures	06/30/20	$(626,021)	$(627,422)	$(1,401)

Notes to the Schedule of Investments:

I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $676,835 or 5.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(4)	Restricted security (Note 11).
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2020.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(7)	Security is not accruing interest.
(8)	Rate shown represents yield-to-maturity.
(9)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
U.S. Government Agency Obligations	27.3%
U.S. Treasury Securities	20.0
Corporate Bonds	13.5
Residential Mortgage-Backed Securities — Agency	6.9
Commercial Mortgage-Backed Securities — Non-Agency	5.6
Residential Mortgage-Backed Securities — Non-Agency	3.9
Commercial Mortgage-Backed Securities — Agency	3.5
Foreign Government Bonds	1.0
Municipal Bonds	0.2
Asset-Backed Securities	0.2
Commercial Paper	0.1
Other*	(0.6)

Total	81.6%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$469,936	$—	$469,936
Commercial Mortgage-Backed Securities — Non-Agency	—	753,422	—	753,422
Residential Mortgage-Backed Securities — Agency	—	934,159	—	934,159
Residential Mortgage-Backed Securities — Non-Agency	—	522,596	83	522,679
Corporate Bonds*	—	1,822,924	—	1,822,924
Municipal Bonds	—	25,443	—	25,443
U.S. Treasury Securities	621,423	—	—	621,423
Asset-Backed Securities	—	22,877	—	22,877

Total Fixed Income Securities	621,423	4,551,357	83	5,172,863

Money Market Investments	2,476,926	—	—	2,476,926

Short-Term Investments*	2,079,788	3,839,336	—	5,919,124

Total Investments	$5,178,137	$8,390,693	$83	$13,568,913

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,831	—	2,831

Total Investments	$5,178,137	$8,393,524	$83	$13,571,744

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,401)	$—	$—	$(1,401)

Total	$(1,401)	$—	$—	$(1,401)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.5% of Net Assets

ASSET-BACKED SECURITIES — 2.7%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	$6,890,944	$7,400,573

Barings CLO, Ltd. (18-3A-A1)

2.09% (3 mo. USD LIBOR + 0.950%) (1),(2)	07/20/29	9,500,000	9,251,680

Corevest American Finance Trust (20-1-A2)

2.30% (1)	03/15/50	22,735,000	22,389,160

Corevest American Finance Trust (20-1-XA) (I/O)

2.86% (1),(3)	03/15/50	62,789,425	7,658,454

Corevest American Finance Trust (20-1-XB) (I/O)

2.23% (1),(3)	03/15/50	38,948,500	5,088,964

EFS Volunteer No 2 LLC (12-1-A2)

1.84% (1 mo. USD LIBOR + 1.350%) (1),(2)	03/25/36	6,533,311	6,366,062

EFS Volunteer No 3 LLC (12-1-A3)

1.49% (1 mo. USD LIBOR + 1.000%) (1),(2)	04/25/33	14,284,453	13,874,333

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	6,955,125	6,594,747

Higher Education Funding I (14-1-A)

2.73% (3 mo. USD LIBOR + 1.050%) (1),(2)	05/25/34	16,825	16,544

Navient Student Loan Trust (14-2-A)

1.13% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	22,013,652	20,315,816

Navient Student Loan Trust (14-3-A)

1.11% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	23,208,752	21,289,463

Navient Student Loan Trust (14-4-A)

1.11% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	12,889,226	11,834,615

Navient Student Loan Trust (16-5A-A)

1.74% (1 mo. USD LIBOR + 1.250%) (1),(2)	06/25/65	15,502,364	14,521,941

Navient Student Loan Trust (17-1A-A3)

1.64% (1 mo. USD LIBOR + 1.150%) (1),(2)	07/26/66	6,130,000	5,786,380

Palmer Square Loan Funding Ltd. (20-2A-A2)

2.66% (3 mo. USD LIBOR + 1.550%) (1),(2)	04/20/28	7,750,000	7,241,212

Rockford Tower CLO, Ltd. (18-1A-A)

2.79% (1),(2),(3)	05/20/31	4,750,000	4,560,846

SLM Student Loan Trust (08-5-A4)

2.69% (3 mo. USD LIBOR + 1.700%) (2)	07/25/23	2,177,038	2,114,240

SLM Student Loan Trust (08-8-B)

3.24% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	5,706,000	5,101,751

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Voya CLO, Ltd. (14-3A-A1R)

1.71% (3 mo. USD LIBOR + 0.720%) (1),(2)	07/25/26	$1,282,813	$1,268,080

Total Asset-backed Securities

(Cost: $182,719,921)			172,674,861

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 8.2%

Fannie Mae (20-M10-X1) (I/O)

1.92% (3)	12/25/30	14,258,754	2,149,245

Fannie Mae (20-M10-X2)

1.83% (3)	12/25/30	28,969,033	4,193,043

Fannie Mae (20-M10-X3) (I/O)

1.44% (3)	11/25/28	19,553,905	1,843,778

Fannie Mae (20-M10-X4) (I/O)

1.00% (3)	07/25/32	14,485,563	1,241,730

Fannie Mae (20-M10-X5) (I/O)

1.55% (3)	11/25/28	17,330,000	1,842,525

Fannie Mae (20-M10-X6) (I/O)

1.50% (3)	08/25/28	18,280,000	1,843,654

Fannie Mae (20-M10-X8) (I/O)

0.78% (3)	12/25/27	13,985,000	610,354

Fannie Mae (20-M10-X9) (I/O)

0.99% (3)	12/25/27	12,333,754	611,252

Fannie Mae, Pool #AN4130

3.44%	01/01/37	9,718,014	11,526,049

Fannie Mae, Pool #AN7345

3.21%	11/01/37	10,640,817	12,308,697

Fannie Mae, Pool #AN9040

3.50%	04/01/30	7,373,000	8,596,181

Fannie Mae, Pool #AN9453

3.58%	06/01/30	7,220,000	8,484,754

Fannie Mae, Pool #AN9555

3.81%	06/01/30	20,679,000	24,978,228

Fannie Mae, Pool #BL0740

4.08%	12/01/33	21,998,000	26,406,206

Fannie Mae, Pool #BL0900

4.08%	02/01/34	17,655,000	21,210,138

Fannie Mae, Pool #BL1048

4.00%	12/01/33	15,000,000	17,959,086

Fannie Mae, Pool #BL1074

4.05%	01/01/34	12,850,000	15,413,834

Fannie Mae, Pool #BL1414

3.96%	01/01/34	22,510,000	26,860,383

Fannie Mae, Pool #BL2360

3.45%	05/01/34	24,962,000	28,941,102

Fannie Mae, Pool #BL2643

3.39%	07/01/34	23,620,500	27,873,554

Fannie Mae, Pool #BL3138

3.06%	07/01/34	31,000,000	35,248,321

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #BL4038

2.98%	09/01/34	$21,500,000	$24,242,695

Fannie Mae, Pool #BL5199

2.51%	02/01/35	27,525,000	29,595,134

Fannie Mae, Pool #BL6137

2.16%	03/01/32	29,240,000	31,039,461

Freddie Mac Multifamily Structured Pass-Through Certificates (2020-RR06)

1.84% (3)	05/27/33	10,865,000	1,883,551

1.88% (3)	10/27/28	13,840,000	1,832,705

Freddie Mac Multifamily Structured Pass-Through Certificates (K-1510-A3)

3.79%	01/25/34	31,000,000	37,146,571

Freddie Mac Multifamily Structured Pass-Through Certificates (K-1511-A3)

3.54%	03/25/34	25,340,000	30,219,344

Freddie Mac Multifamily Structured Pass-Through Certificates (K-1513-A3)

2.80%	08/25/34	12,850,000	14,126,244

Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O)

2.57% (3)	06/25/42	78,039,937	6,736,044

Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O)

2.10% (3)	11/25/42	77,991,835	4,788,114

Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O)

1.66% (3)	01/25/43	76,625,000	4,776,347

Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O)

1.55% (3)	04/25/43	126,630,757	7,694,566

Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O)

1.56% (3)	04/25/43	94,964,072	6,217,716

Freddie Mac Multifamily Structured Pass-Through Certificates (K105-X3) (I/O)

2.04% (3)	06/25/30	46,088,382	6,890,333

Freddie Mac Multifamily Structured Pass-Through Certificates (K158-A2)

3.90% (3)	12/25/30	31,000,000	36,693,681

Freddie Mac Multifamily Structured Pass-Through Certificates (K159-A3)

3.95% (3)	11/25/33	955,000	1,155,471

Total Commercial Mortgage-backed Securities — Agency

(Cost: $494,075,413)			525,180,091

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.2%

1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3)

5.28% (1)	08/10/35	15,000,000	16,043,016

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BAMLL Commercial Mortgage Securities Trust (16-ISQ-A)

2.85% (1)	08/14/34	$5,875,000	$5,726,614

BANK (18-BN13-A5)

4.22% (3)	08/15/61	7,000,000	8,082,213

BANK (19-BN20-A2)

2.76%	09/15/62	14,450,000	15,193,257

BANK (19-BN21-A4)

2.60%	10/17/52	11,610,000	11,983,572

BANK (19-BN21-A5)

2.85%	10/17/52	13,365,000	14,085,960

BANK (20-BN26-A4)

2.40%	03/15/63	10,000,000	10,241,764

BBCMS Mortgage Trust (18-C2-A5)

4.31%	12/15/51	33,280,000	38,312,685

BBCMS Mortgage Trust (20-C6-A4)

2.64%	02/15/53	25,990,000	26,999,841

Benchmark Mortgage Trust (18-B2-A5)

3.88% (3)	02/15/51	9,000,000	10,049,069

Benchmark Mortgage Trust (18-B8-A5)

4.23%	01/15/52	13,510,000	15,645,037

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	8,270,000	8,410,478

Citigroup Commercial Mortgage Trust (19-C7-A4)

3.10%	12/15/72	3,840,000	4,140,920

CPT Mortgage Trust (19-CPT-A)

2.87% (1)	11/13/39	12,500,000	13,311,826

CSAIL Commercial Mortgage Trust (18-CX11-A3)

4.09%	04/15/51	8,470,000	9,234,826

CSAIL Commercial Mortgage Trust (19-C17-A4)

2.76%	09/15/52	22,290,000	22,989,771

CSAIL Commercial Mortgage Trust (20-C19-ASB)

2.55%	03/15/53	31,288,000	31,802,389

DBGS BIOD Mortgage Trust (18-C1-A4)

4.47%	10/15/51	8,000,000	9,374,352

DBRR Trust (11-LC2-A4A)

4.54% (1),(3)	07/12/44	10,288,605	10,440,086

DBWF Mortgage Trust (16-85T-A)

3.79% (1)	12/10/36	6,385,000	7,015,914

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	5,750,000	6,060,307

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1),(3)	12/10/41	5,750,000	6,027,398

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	7,520,000	7,595,976

MFT Trust (20-ABC-D)

3.48% (1),(3)	02/06/30	3,245,000	2,721,255

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Capital I Trust (18-H3-A5)

4.18%	07/15/51	$11,080,000	$12,550,488

Morgan Stanley Capital I Trust (18-H4-A4)

4.31%	12/15/51	43,050,000	49,775,521

Morgan Stanley Capital I Trust (19-L2-A3)

3.81%	03/15/52	13,265,000	14,745,086

Morgan Stanley Capital I Trust (19-L2-A4)

4.07%	03/15/52	30,180,000	34,162,254

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	8,975,000	8,945,970

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1),(3)	01/05/43	820,000	916,123

UBS Commercial Mortgage Trust (17-C7-A4)

3.68%	12/15/50	4,000,000	4,382,025

UBS Commercial Mortgage Trust (18-C10-A4)

4.31%	05/15/51	4,750,000	5,416,965

UBS Commercial Mortgage Trust (18-C8-A4)

3.98%	02/15/51	4,550,000	5,010,126

Wells Fargo Commercial Mortgage Trust (17-C38-A5)

3.45%	07/15/50	10,100,000	10,900,527

Wells Fargo Commercial Mortgage Trust (18-C47-A4)

4.44%	09/15/61	4,750,000	5,478,941

Wells Fargo Commercial Mortgage Trust (18-C48-A5)

4.30%	01/15/52	10,576,000	12,118,444

Wells Fargo Commercial Mortgage Trust (19-C51-A4)

3.31%	06/15/52	12,725,000	13,756,766

Wells Fargo Re-REMIC Trust (11-RR1-1B)

4.79% (1),(3)	09/17/47	13,695,499	13,848,965

Worldwide Plaza Trust (17-WWP-A)

3.53% (1)	11/10/36	16,140,363	17,195,420

Total Commercial Mortgage-backed Securities — Non-Agency

(Cost: $524,314,650)			520,692,147

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 55.6%

Fannie Mae, Pool #FM2318

3.50%	09/01/49	73,454,808	79,264,557

Fannie Mae, Pool #MA3811

3.00%	10/01/49	25,975,507	26,771,955

Fannie Mae, Pool #MA4016

2.50% (4)	05/01/40	49,781,917	51,962,604

Fannie Mae

0.79%	06/25/48	44,444,560	44,283,636

Fannie Mae, Pool #MA3905

3.00%	01/01/50	2,370,713	2,503,726

Fannie Mae (01-40-Z)

6.00%	08/25/31	158,069	179,104

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (03-117-TG) (PAC)

4.75%	08/25/33	$269,551	$281,441

Fannie Mae (04-52-SW) (I/O) (I/F)

6.61% (-1X 1 mo. USD LIBOR + 7.100%) (2)	07/25/34	525,694	88,944

Fannie Mae (04-65-LT)

4.50%	08/25/24	722,020	759,944

Fannie Mae (04-68-LC)

5.00%	09/25/29	1,210,390	1,335,617

Fannie Mae (05-117-LC) (PAC)

5.50%	11/25/35	2,634,387	2,786,296

Fannie Mae (05-74-CP) (I/F) (PAC)

22.96% (-1X1 mo. USD LIBOR + 24.750%) (2)	05/25/35	174,091	240,448

Fannie Mae (07-103-AI) (I/O) (I/F)

6.01% (-1X 1 mo. USD LIBOR + 6.500%) (2)	03/25/37	3,662,357	673,683

Fannie Mae (07-20-SI) (I/O) (I/F)

5.96% (-1X 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	1,023,182	194,032

Fannie Mae (07-21-SE) (I/O) (I/F)

5.95% (-1X 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	851,123	137,041

Fannie Mae (07-56-SG) (I/O) (I/F)

5.92% (-1X 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	1,024,339	132,519

Fannie Mae (07-58-SV) (I/O) (I/F)

6.26% (-1X 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	4,330,137	698,388

Fannie Mae (07-65-S) (I/O) (I/F)

6.11% (-1X 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	804,400	129,281

Fannie Mae (07-88-FY)

0.95% (1 mo. USD LIBOR + 0.460%) (2)	09/25/37	584,041	583,996

Fannie Mae (07-B2-ZA)

5.50%	06/25/37	10,754,153	12,653,074

Fannie Mae (08-1-AI) (I/O) (I/F)

5.76% (-1X 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	4,178,850	671,417

Fannie Mae (08-13-SB) (I/O) (I/F)

5.75% (-1X 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	3,737,438	931,932

Fannie Mae (08-23-SB) (I/O) (I/F)

6.36% (-1X 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	6,087,523	1,134,440

Fannie Mae (08-35-SD) (I/O) (I/F)

5.96% (-1X 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	514,388	38,850

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-66-SG) (I/O) (I/F)

5.58% (-1X 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	$7,956,774	$1,809,514

Fannie Mae (08-68-SA) (I/O) (I/F)

5.48% (-1X 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	3,077,748	535,768

Fannie Mae (09-3-SH) (I/O) (I/F)

4.96% (-1X 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	1,117,535	168,594

Fannie Mae (09-47-SV) (I/O) (I/F)

6.26% (-1X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	777,923	99,161

Fannie Mae (09-51-SA) (I/O) (I/F)

6.26% (-1X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	3,683,639	710,611

Fannie Mae (09-6-SD) (I/O) (I/F)

5.06% ((-1X 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	1,023,407	171,615

Fannie Mae (09-68-KB)

4.00%	09/25/24	2,977,257	3,086,807

Fannie Mae (09-71-LB)

4.00%	09/25/29	9,987,938	10,725,306

Fannie Mae (09-72-AC)

4.00%	09/25/29	12,846,873	13,922,018

Fannie Mae (09-72-JS) (I/O) (I/F)

6.76% ((-1X 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	806,717	216,165

Fannie Mae (10-136-CX) (PAC)

4.00%	08/25/39	20,937,000	22,274,711

Fannie Mae (11-111-DB)

4.00%	11/25/41	22,322,417	24,646,352

Fannie Mae (11-123-ZP) (PAC)

4.50%	12/25/41	4,924,095	6,222,262

Fannie Mae (12-128-UY) (PAC)

2.50%	11/25/42	11,738,000	12,567,470

Fannie Mae (12-133-GC) (PAC)

2.50%	08/25/41	20,248,882	20,897,309

Fannie Mae (12-153-PC) (PAC)

2.00%	05/25/42	6,007,502	6,099,753

Fannie Mae (13-101-BO) (P/O)

0.00% (5)	10/25/43	6,431,803	6,076,704

Fannie Mae (13-101-CO) (P/O)

0.00% (5)	10/25/43	14,979,476	13,854,997

Fannie Mae (13-21-EC) (I/O)

2.00%	12/25/38	7,996,480	8,106,117

Fannie Mae (13-95-PN) (PAC)

3.00%	01/25/43	21,400,000	23,044,803

Fannie Mae (16-106-EF)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	01/25/47	23,506,893	23,514,596

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (16-63-AF)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	09/25/46	$13,449,006	$13,453,707

Fannie Mae (18-25-FA)

0.79% (1 mo. USD LIBOR + 0.300%) (2)	04/25/48	27,505,268	27,356,830

Fannie Mae (18-52 PZ) (PAC)

4.00%	07/25/48	3,042,809	3,391,739

Fannie Mae (18-55 PA) (PAC)

3.50%	01/25/47	14,653,053	15,371,448

Fannie Mae (19-57)

2.50%	10/25/49	18,852,701	19,680,139

Fannie Mae (20-10-FA)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	25,987,262	25,996,513

Fannie Mae (20-12-FL)

0.94% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	34,239,942	34,187,703

Fannie Mae (93-202-SZ) (I/F) (PAC)

10.00% (Prime+44.3) (2)	11/25/23	29,805	32,731

Fannie Mae (95-21-C) (P/O)

0.00% (5)	05/25/24	176,178	174,185

Fannie Mae (G92-29-J)

8.00%	07/25/22	6,896	7,207

Fannie Mae, Pool #254634

5.50%	02/01/23	44,114	48,373

Fannie Mae, Pool #257536

5.00%	01/01/29	1,114,389	1,210,345

Fannie Mae, Pool #310033

6.00%	07/01/47	449,094	545,299

Fannie Mae, Pool #555424

5.50%	05/01/33	2,674,661	3,052,629

Fannie Mae, Pool #661856

3.87% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	30,316	30,821

Fannie Mae, Pool #671133

3.29% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	71,243	73,049

Fannie Mae, Pool #672272

3.68% (12 mo. USD LIBOR + 1.677%) (2)	12/01/32	27,492	27,650

Fannie Mae, Pool #687847

3.62% (12 mo. USD LIBOR + 1.617%) (2)	02/01/33	55,907	56,347

Fannie Mae, Pool #692104

3.29% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	385,476	393,806

Fannie Mae, Pool #699866

4.06% (12 mo. USD LIBOR + 1.579%) (2)	04/01/33	207,231	214,116

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #704454

4.55% (12 mo. USD LIBOR + 1.683%) (2)	05/01/33	$65,296	$65,754

Fannie Mae, Pool #728824

4.14% (12 mo. USD LIBOR + 1.639%) (2)	07/01/33	72,289	72,903

Fannie Mae, Pool #734384

5.50%	07/01/33	303,668	338,909

Fannie Mae, Pool #888593

7.00%	06/01/37	314,551	378,889

Fannie Mae, Pool #934103

5.00%	07/01/38	275,777	297,985

Fannie Mae, Pool #979563

5.00%	04/01/28	609,658	662,222

Fannie Mae, Pool #995040

5.00%	06/01/23	211,197	221,971

Fannie Mae, Pool #995425

6.00%	01/01/24	949,292	997,145

Fannie Mae, Pool #995573

6.00%	01/01/49	1,308,136	1,411,590

Fannie Mae, Pool #995953

6.00%	11/01/28	3,082,907	3,429,395

Fannie Mae, Pool #995954

6.00%	03/01/29	1,713,737	1,906,343

Fannie Mae, Pool #AA3303

5.50%	06/01/38	2,616,628	2,982,267

Fannie Mae, Pool #AB6210

3.00%	09/01/42	28,621,167	30,600,507

Fannie Mae, Pool #AE0588

6.00%	08/01/37	5,719,414	6,607,255

Fannie Mae, Pool #AL0851

6.00%	10/01/40	3,928,614	4,540,250

Fannie Mae, Pool #AL1594

6.00%	07/01/40	3,030,838	3,578,781

Fannie Mae, Pool #AL9106

4.50%	02/01/46	22,023,620	24,204,373

Fannie Mae, Pool #AS7241

3.50%	05/01/46	15,564,769	16,888,343

Fannie Mae, Pool #AS9454

4.00%	04/01/47	5,385,655	5,762,277

Fannie Mae, Pool #AS9749

4.00%	06/01/47	13,837,646	14,805,321

Fannie Mae, Pool #AS9830

4.00%	06/01/47	16,993,782	18,182,169

Fannie Mae, Pool #AS9972

4.00%	07/01/47	14,633,084	15,656,385

Fannie Mae, Pool #BN4316

4.00%	01/01/49	401,627	434,882

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #BN6264

4.00%	04/01/49	$9,676,545	$10,492,406

Fannie Mae, Pool #CA1540

4.00%	04/01/48	30,907,143	34,225,489

Fannie Mae, Pool #CA1710

4.50%	05/01/48	21,830,830	23,582,677

Fannie Mae, Pool #CA1711

4.50%	05/01/48	20,174,809	21,793,766

Fannie Mae, Pool #CA2208

4.50%	08/01/48	23,073,124	24,895,819

Fannie Mae, Pool #MA1561

3.00%	09/01/33	35,337,795	37,422,931

Fannie Mae, Pool #MA1584

3.50%	09/01/33	23,566,851	25,057,332

Fannie Mae, Pool #MA2871

3.00%	01/01/32	10,311,337	10,901,362

Fannie Mae, Pool #MA2995

4.00%	05/01/47	13,476,270	14,408,424

Fannie Mae, Pool #MA3248

3.50%	01/01/33	12,244,335	12,987,692

Fannie Mae, Pool #MA3313

3.50%	03/01/33	3,104,886	3,277,816

Fannie Mae, Pool #MA3340

3.50%	04/01/33	26,876,481	28,443,678

Fannie Mae, Pool #MA3427

4.00%	07/01/33	22,754,055	24,134,349

Fannie Mae Pool, Pool #BM5979

3.50%	09/01/45	15,886,665	17,356,762

Fannie Mae Pool, Pool #FM2342

3.50%	12/01/46	8,722,150	9,537,444

Fannie Mae Pool, Pool #MA3971

3.00%	03/01/50	11,890,355	12,250,940

Freddie Mac (4896-DA)

3.00%	01/15/49	6,533,901	6,794,667

Freddie Mac (4648-FA)

1.31% (1 mo. USD LIBOR + 0.500%) (2)	01/15/47	14,549,747	14,572,491

Freddie Mac (4929-FB)

1.26% (1 mo. USD LIBOR + 0.450%) (2)	09/25/49	23,701,292	23,683,805

Freddie Mac (4959-JF)

1.26% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	32,552,184	32,490,028

Freddie Mac (1829-ZB)

6.50%	03/15/26	58,748	63,326

Freddie Mac (2367-ZK)

6.00%	10/15/31	115,578	131,554

Freddie Mac (2514-PZ) (PAC)

5.50%	10/15/32	1,786,595	2,021,002

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (2571-PZ) (PAC)

5.50%	02/15/33	$4,105,032	$4,645,609

Freddie Mac (2642-AR)

4.50%	07/15/23	256,448	268,140

Freddie Mac (2647-OV) (P/O)

0.00% (5)	07/15/33	604,092	537,410

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	1,859,430	1,976,466

Freddie Mac (2666-BD)

4.50%	08/15/23	566,548	592,554

Freddie Mac (2700-B)

4.50%	11/15/23	944,377	990,132

Freddie Mac (2752-GZ) (PAC)

5.00%	02/15/34	16,841,097	18,821,206

Freddie Mac (277-30)

3.00%	09/15/42	24,408,583	26,012,841

Freddie Mac (2882-JH) (PAC)

4.50%	10/15/34	88,055	89,479

Freddie Mac (2903-PO) (P/O)

0.00% (5)	11/15/23	173,468	170,066

Freddie Mac (3045-HZ)

4.50%	10/15/35	1,561,507	1,666,893

Freddie Mac (3063-YG) (PAC)

5.50%	11/15/35	19,183,396	22,262,868

Freddie Mac (3114-KZ)

5.00%	02/15/36	14,741,264	16,963,501

Freddie Mac (3146-GE)

5.50%	04/15/26	3,443,380	3,710,397

Freddie Mac (3149-OD) (P/O) (PAC)

0.00% (5)	05/15/36	4,366,041	4,160,225

Freddie Mac (3315-S) (I/O) (I/F)

5.60% (-1X 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	1,142,545	170,653

Freddie Mac (3376-SX) (I/O) (I/F)

5.23% (-1X 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	2,647,556	504,629

Freddie Mac (3410-IS) (I/O) (I/F)

5.46% (-1X 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	3,457,997	624,251

Freddie Mac (3424-BI) (I/O) (I/F)

5.99% (-1X 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	3,778,407	1,035,942

Freddie Mac (3512-AY)

4.00%	02/15/24	127,558	128,220

Freddie Mac (3519-SH) (I/O) (I/F)

4.69% (-1X 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	352,510	41,403

Freddie Mac (3531-SC) (I/O) (I/F)

5.49% (-1X 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	5,446,444	500,205

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3541-SA) (I/O) (I/F)

5.94% (-1X 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	$1,726,100	$411,885

Freddie Mac (3550-GS) (I/O) (I/F)

5.94% (-1X 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	5,074,193	1,284,543

Freddie Mac (3551-VZ)

5.50%	12/15/32	2,180,715	2,514,019

Freddie Mac (3557-KB)

4.50%	07/15/29	4,642,721	4,938,305

Freddie Mac (3557-NB)

4.50%	07/15/29	10,606,443	11,670,744

Freddie Mac (3558-KB)

4.00%	08/15/29	5,223,141	5,612,036

Freddie Mac (3565-XB)

4.00%	08/15/24	5,472,829	5,737,884

Freddie Mac (3575-D)

4.50%	03/15/37	698,253	776,398

Freddie Mac (3626-MD) (PAC)

5.00%	01/15/38	10,657,978	11,005,953

Freddie Mac (3719-PJ) (PAC)

4.50%	09/15/40	20,025,406	22,848,510

Freddie Mac (3788-SB) (I/O) (I/F)

5.67% (1 mo. USD LIBOR + 6.480%) (2)	01/15/41	7,293,861	1,803,270

Freddie Mac (3885-PO) (P/O) (PAC)

0.00% (5)	11/15/33	1,752,565	1,670,261

Freddie Mac (3930-KE) (PAC)

4.00%	09/15/41	10,470,000	11,985,806

Freddie Mac (4030-HS) (I/O) (I/F)

5.80% (-1X 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	2,989,349	636,787

Freddie Mac (4604-PB) (PAC)

3.00%	01/15/46	2,201,517	2,398,164

Freddie Mac (4846-PA)

4.00%	06/15/47	8,432,250	8,887,777

Freddie Mac (R002-ZA)

5.50%	06/15/35	3,847,345	4,488,070

Freddie Mac, Pool #A91162

5.00%	02/01/40	17,857,204	20,468,138

Freddie Mac, Pool #A92195

5.00%	05/01/40	5,149,185	5,897,102

Freddie Mac, Pool #C90552

6.00%	06/01/22	13,188	14,675

Freddie Mac, Pool #G01959

5.00%	12/01/35	104,595	119,457

Freddie Mac, Pool #G06173

4.00%	11/01/40	22,184,071	24,424,664

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G07556

4.00%	11/01/43	$6,742,106	$7,643,294

Freddie Mac, Pool #G07786

4.00%	08/01/44	24,744,059	27,742,165

Freddie Mac, Pool #G07848

3.50%	04/01/44	55,772,981	61,401,056

Freddie Mac, Pool #G08687

3.50%	01/01/46	62,976,675	67,783,209

Freddie Mac, Pool #G08710

3.00%	06/01/46	3,218,761	3,418,470

Freddie Mac, Pool #G08715

3.00%	08/01/46	61,824,585	65,583,239

Freddie Mac, Pool #G08716

3.50%	08/01/46	17,398,015	18,649,757

Freddie Mac, Pool #G08721

3.00%	09/01/46	68,702,016	72,878,786

Freddie Mac, Pool #G08737

3.00%	12/01/46	36,180,657	38,407,531

Freddie Mac, Pool #G08833

5.00%	07/01/48	10,177,729	11,068,094

Freddie Mac, Pool #G08840

5.00%	08/01/48	1,926,848	2,099,143

Freddie Mac, Pool #G08843

4.50%	10/01/48	15,810,583	17,087,172

Freddie Mac, Pool #G08848

4.50%	11/01/48	7,950,892	8,584,516

Freddie Mac, Pool #G08849

5.00%	11/01/48	13,450,202	14,628,630

Freddie Mac, Pool #G12635

5.50%	03/01/22	65,800	66,640

Freddie Mac, Pool #G12702

4.50%	09/01/20	47	47

Freddie Mac, Pool #G13390

6.00%	01/01/24	240,839	251,615

Freddie Mac, Pool #G16085

2.50%	02/01/32	5,784,934	6,099,219

Freddie Mac, Pool #G16258

2.50%	06/01/32	27,197,718	28,652,781

Freddie Mac, Pool #G16598

2.50%	12/01/31	34,727,484	36,587,699

Freddie Mac, Pool #G18592

3.00%	03/01/31	28,890,371	30,577,907

Freddie Mac, Pool #G18627

3.00%	01/01/32	16,683,182	17,642,435

Freddie Mac, Pool #G30194

6.50%	04/01/21	1,456	1,466

Freddie Mac, Pool #G30450

6.00%	01/01/29	1,131,127	1,258,619

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G30452

6.00%	10/01/28	$1,173,686	$1,305,976

Freddie Mac, Pool #G30454

5.00%	05/01/29	1,519,020	1,656,309

Freddie Mac, Pool #G60238

3.50%	10/01/45	7,438,105	8,131,608

Freddie Mac, Pool #G60440

3.50%	03/01/46	53,158,049	58,114,322

Freddie Mac, Pool #G67700

3.50%	08/01/46	47,321,246	51,569,762

Freddie Mac, Pool #G67703

3.50%	04/01/47	76,651,716	83,726,597

Freddie Mac, Pool #G67705

4.00%	10/01/47	7,614,557	8,411,057

Freddie Mac, Pool #G67706

3.50%	12/01/47	53,176,692	58,051,615

Freddie Mac, Pool #G67707

3.50%	01/01/48	25,371,407	27,887,592

Freddie Mac, Pool #G67708

3.50%	03/01/48	73,751,856	79,936,801

Freddie Mac, Pool #G67709

3.50%	03/01/48	42,674,503	46,475,052

Freddie Mac, Pool #G67710

3.50%	03/01/48	52,845,499	56,928,340

Freddie Mac, Pool #G67717

4.00%	11/01/48	76,673,775	84,059,683

Freddie Mac, Pool #G67718

4.00%	01/01/49	25,210,463	27,603,306

Freddie Mac, Pool #H82001

5.50%	07/01/37	181,200	204,117

Freddie Mac, Pool #N70081

5.50%	07/01/38	2,740,680	3,114,999

Freddie Mac, Pool #P51350

5.00%	03/01/36	2,649,491	2,993,053

Freddie Mac, Pool #SD7511

3.50%	01/01/50	57,066,176	61,579,702

Freddie Mac, Pool #ZT1491

3.50%	11/01/48	20,601,509	22,268,139

Freddie Mac Pool, Pool #ZS4755

3.50%	02/01/48	5,892,752	6,255,754

Ginnie Mae (03-42-SH) (I/O) (I/F)

5.83% (-1X 1 mo. USD LIBOR + 6.550%) (2)	05/20/33	655,435	127,274

Ginnie Mae (11-70-BO) (P/O)

0.00% (5)	05/20/41	8,176,680	7,595,684

Ginnie Mae (15-42-ZB)

3.00%	03/20/45	18,579,302	20,397,415

Ginnie Mae (15-43-DM)

2.50%	03/20/45	37,325,347	39,688,911

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae (15-44-Z)

3.00%	03/20/45	$12,572,778	$14,259,126

Ginnie Mae, Pool #MA3662

3.00%	05/20/46	16,361,924	17,492,987

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	29,281,170	30,114,356

Ginnie Mae II, Pool #80963

3.25% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	07/20/34	135,365	138,643

Ginnie Mae II, Pool #MA2374

5.00%	11/20/44	554,799	616,189

Ginnie Mae II, Pool #MA2828

4.50%	05/20/45	366,437	402,764

Ginnie Mae II, Pool #MA3456

4.50%	02/20/46	2,015,322	2,214,557

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	59,574,891	64,043,386

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	29,071,001	31,251,511

Ginnie Mae II, Pool #MA3665

4.50%	05/20/46	3,326,077	3,643,600

Ginnie Mae II, Pool #MA3736

3.50%	06/20/46	22,898,172	24,615,681

Ginnie Mae II, Pool #MA3739

5.00%	06/20/46	5,937,490	6,648,194

Ginnie Mae II, Pool #MA3876

4.50%	08/20/46	204,676	224,215

Ginnie Mae II, Pool #MA3877

5.00%	08/20/46	2,606,380	2,906,998

Ginnie Mae II, Pool #MA4006

4.50%	10/20/46	96,173	105,475

Ginnie Mae II, Pool #MA4007

5.00%	10/20/46	5,965,805	6,682,759

Ginnie Mae II, Pool #MA4071

4.50%	11/20/46	447,284	491,239

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	81,239,414	86,804,537

Ginnie Mae II, Pool #MA4129

4.50%	12/20/46	140,030	155,467

Ginnie Mae II, Pool #MA4199

5.00%	01/20/47	5,721,946	6,408,987

Ginnie Mae II, Pool #MA4264

4.50%	02/20/47	16,910,519	18,610,167

Ginnie Mae II, Pool #MA4265

5.00%	02/20/47	5,412,172	6,007,329

Ginnie Mae II, Pool #MA4324

5.00%	03/20/47	6,348,195	7,030,797

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4385

5.00%	04/20/47	$1,220,731	$1,342,175

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	1,026,594	1,127,499

Ginnie Mae II, Pool #MA4512

4.50%	06/20/47	45,061,701	49,372,180

Ginnie Mae II, Pool #MA4513

5.00%	06/20/47	3,796,800	4,174,115

Ginnie Mae II, Pool #MA4781

5.00%	10/20/47	4,714,509	5,166,934

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	27,649,283	29,492,511

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	1,033,598	1,104,880

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	26,879,687	28,859,527

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	20,246,158	21,642,432

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	2,375,693	2,549,344

Ginnie Mae II, Pool #MA4962

3.50%	01/20/48	24,888,701	26,605,148

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	18,660,743	20,022,375

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	2,150,532	2,319,710

Ginnie Mae II, Pool #MA5528

4.00%	10/20/48	15,871,484	17,018,407

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	28,523,890	29,633,117

Ginnie Mae II TBA, 30 Year TBA

3.00% (6)	11/01/49	67,350,000	71,693,546

Ginnie Mae II, Pool, Pool #MA6080

3.00%	08/20/49	2,628,106	2,728,064

Ginnie Mae II, Pool, Pool #MA6081

3.50%	08/20/49	8,566,255	8,810,005

Uniform Mortgage-Backed Securities TBA, 15 Year

2.50% (6)	08/01/34	21,975,000	22,959,583

3.00% (6)	03/01/34	960,000	1,012,043

5.00% (6)	07/01/48	5,825,000	6,331,976

Uniform Mortgage-Backed Securities TBA, 30 Year

2.50% (6)	01/01/50	107,725,000	112,063,457

3.00% (6)	01/01/50	25,150,000	26,522,645

2.50% (6)	01/01/50	54,285,000	56,553,942

Total Residential Mortgage-backed Securities — Agency

(Cost: $3,381,839,063)			3,548,682,546

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 16.8%

ACE Securities Corp. (07-ASP1-A2C)

0.75% (1 mo. USD LIBOR + 0.260%) (2)	03/25/37	$13,378,539	$7,610,867

ACE Securities Corp. (07-ASP1-A2D)

0.87% (1 mo. USD LIBOR + 0.380%) (2),(7)	03/25/37	7,190,823	4,205,691

Adjustable Rate Mortgage Trust (04-5-3A1)

3.87% (3)	04/25/35	191,301	187,691

Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2)

0.95% (1 mo. USD LIBOR + 0.460%) (2)	11/25/35	24,000,000	15,406,522

Asset-Backed Funding Certificates (07-NC1-A2)

0.79% (1 mo. USD LIBOR + 0.300%) (1),(2)	05/25/37	7,319,863	6,640,293

Asset-Backed Funding Certificates (07-WMC1-A2A)

1.24% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	13,601,035	11,566,535

Banc of America Funding Corp. (04-B-3A1)

3.67% (3),(7)	12/20/34	250,343	214,111

Banc of America Funding Corp. (06-D-2A1)

3.50% (3),(7)	05/20/36	54,565	47,125

Banc of America Funding Corp. (06-D-3A1)

3.99% (3),(7)	05/20/36	2,512,772	2,345,382

Banc of America Funding Corp. (15-R8-1A1)

2.81% (1),(3)	11/26/46	4,005,401	3,929,473

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	748,878	744,970

Banc of America Funding Trust (06-3-5A3)

5.50% (7)	03/25/36	2,486,777	2,284,880

BCAP LLC Trust (08-IND2-A1)

2.14% (1 mo. USD LIBOR + 1.650%) (2)	04/25/38	4,409,793	4,344,532

BCAP LLC Trust (11-RR4-3A3)

3.89% (1),(3)	07/26/36	157,521	157,445

Bear Stearns Alt-A Trust (05-2-2A4)

3.78% (3)	04/25/35	2,680	2,528

Bear Stearns Alt-A Trust (05-4-23A1)

3.82% (3)	05/25/35	3,981,838	3,722,790

Bear Stearns Alt-A Trust (06-4-32A1)

4.00% (3)	07/25/36	419,664	338,558

Bear Stearns ARM Trust (04-12-1A1)

3.96% (3)	02/25/35	655,615	582,106

Bear Stearns ARM Trust (05-10-A3)

4.44% (3)	10/25/35	3,548,289	3,300,345

Bear Stearns ARM Trust (06-2-2A1)

4.03% (3),(7)	07/25/36	1,272,906	1,171,795

Bear Stearns ARM Trust (07-1-1A1)

3.89% (3)	02/25/47	21,587,509	20,169,588

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns ARM Trust (07-1-2A1)

4.14% (3),(7)	02/25/47	$167,336	$147,882

Bear Stearns ARM Trust (07-5-3A1)

4.03% (3),(7)	08/25/47	859,225	689,692

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)

5.50% (3)	09/25/35	1,385,554	1,350,447

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)

5.40% (3)	09/25/35	2,962,550	2,883,301

Bear Stearns Mortgage Funding Trust (06-AR1-2A1)

0.71% (1 mo. USD LIBOR + 0.220%) (2)	08/25/36	19,553,043	17,350,529

Bear Stearns Mortgage Funding Trust (06-AR3-1A1)

0.67% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	575,648	517,035

BNC Mortgage Loan Trust (07-1-A4)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	03/25/37	8,156,637	7,315,196

Chase Mortgage Finance Corp. (06-A1-2A1)

4.32% (3)	09/25/36	648,922	545,913

Chase Mortgage Finance Corp. (07-A1-8A1)

4.26% (3)	02/25/37	2,658,253	2,517,058

Chaseflex Trust (05-1-1A5)

6.50% (7)	02/25/35	3,168,549	2,954,966

CIM Trust (17-8-A1)

3.00% (1),(3)	12/25/65	29,918,820	29,194,243

CIM Trust (18-R2-A1)

3.69% (1),(3)	08/25/57	4,311,725	4,122,976

CIM Trust (18-R5-A1)

3.75% (1),(3)	07/25/58	24,187,947	23,379,588

CIM Trust (18-R6-A1)

2.06% (1 mo. USD LIBOR + 1.076%) (1),(2)	09/25/58	18,381,008	17,579,822

CIM Trust (19-R3-A)

2.63% (1),(3)	06/25/58	22,981,663	22,434,861

CIM Trust (20-R1-A1)

2.85% (1),(3)	10/27/59	31,590,454	27,490,620

Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)

5.50%	05/25/37	42,968	42,482

Citigroup Mortgage Loan Trust (06-HE3-A1)

0.63% (1 mo. USD LIBOR + 0.140%) (1),(2)	12/25/36	13,151,209	12,327,911

Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)

3.88% (3),(7)	07/25/36	3,130,457	2,320,116

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)

6.50% (1),(7)	10/25/36	3,035,052	2,393,442

Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)

1.88% (1 mo. USD LIBOR + 0.250%) (1),(2)	07/25/37	344,279	344,619

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Conseco Finance Securitizations Corp. (00-4-A5)

7.97%	05/01/32	$45,277,023	$15,902,438

Conseco Financial Corp. (99-2-A7)

6.44%	12/01/30	2,505,092	2,691,782

Countrywide Alternative Loan Trust (05-20CB-4A1)

5.25% (7)	07/25/20	75,078	75,140

Countrywide Alternative Loan Trust (05-84-1A1)

3.26% (3),(7)	02/25/36	169,252	131,111

Countrywide Alternative Loan Trust (05-J1-2A1)

5.50%	02/25/25	484,645	487,326

Countrywide Alternative Loan Trust (06-HY12-A5)

3.92% (3)	08/25/36	9,813,819	9,462,477

Countrywide Alternative Loan Trust (06-J3-3A1)

5.50% (7)	04/25/21	39,723	39,589

Countrywide Alternative Loan Trust (07-19-1A34)

6.00%	08/25/37	14,753,502	10,362,910

Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)

5.50%	08/25/34	5,030,414	5,217,279

Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)

1.09% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	9,157,211	6,715,592

Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)

3.84% (3)	09/20/35	25,202	19,573

Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)

4.26% (3)	09/25/47	5,951	5,013

Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)

3.13% (3),(7)	03/25/37	37,901	30,705

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	28,505	30,257

Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)

6.50% (7)	12/25/35	1,956,743	1,461,195

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50%	01/25/36	7,618,946	3,984,325

Credit Suisse Mortgage Capital Certificates (15-5R-2A1)

1.91% (1 mo. USD LIBOR + 0.280%) (1)	04/27/47	3,162,047	3,095,245

Credit Suisse Mortgage Trust (13-7R-4A1)

1.27% (1 mo. USD LIBOR + 0.160%) (1),(2)	07/26/36	1,430,690	1,388,811

Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)

3.29%	01/25/36	3,767,686	3,010,211

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	$25,825,314	$19,579,922

Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)

0.72% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	15,282,010	8,321,281

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)

3.94%	02/25/37	3,170,587	2,456,223

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)

3.94%	02/25/37	10,906,209	8,447,906

CSMC Mortgage-Backed Trust (06-8-3A1)

6.00% (7)	10/25/21	1,597,543	1,322,503

CSMC Mortgage-Backed Trust (06-9-5A1)

5.50%	11/25/36	2,024,032	1,919,583

CSMC Mortgage-Backed Trust (07-2-3A4)

5.50% (7)	03/25/37	6,628,325	5,400,898

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3)

0.99% (1 mo. USD LIBOR + 0.500%) (2)	02/25/35	7,109,864	6,645,636

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

0.68% (1 mo. USD LIBOR + 0.190%) (2),(7)	02/25/37	296,598	245,188

DSLA Mortgage Loan Trust (05-AR6-2A1A)

1.01% (1 mo. USD LIBOR + 0.290%) (2)	10/19/45	2,423,396	2,095,922

DSLA Mortgage Loan Trust (06-AR2-2A1A)

0.92% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	25,807,313	17,981,067

DSLA Mortgage Loan Trust (07-AR1-2A1A)

0.86% (1 mo. USD LIBOR + 0.140%) (2)	04/19/47	6,739,566	5,569,044

Fieldstone Mortgage Investment Corp. (07-1-2A2)

0.76% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	3,695,252	2,810,590

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	15,269,141	12,995,998

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)

0.70% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	8,960,452	7,664,074

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)

0.63% (1 mo. USD LIBOR + 0.140%) (2)	01/25/38	4,328,482	2,635,433

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)

0.71% (1 mo. USD LIBOR + 0.220%) (2)	01/25/38	$21,186,164	$13,080,581

First Franklin Mortgage Loan Trust (06-FF12-A1)

0.59% (1 mo. USD LIBOR + 0.105%) (2)	09/25/36	9,833,124	7,770,496

First Franklin Mortgage Loan Trust (06-FF9-2A4)

0.74% (1 mo. USD LIBOR + 0.250%) (2)	06/25/36	5,068,000	3,850,914

First Franklin Mortgage Loan Trust (07-FF2-A1)

0.63% (1 mo. USD LIBOR + 0.140%) (2)	03/25/37	45,163,798	29,193,558

First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)

3.48% (3)	05/25/35	2,663,656	2,522,487

First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)

3.37% (3),(7)	09/25/35	2,541,363	2,230,699

First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)

3.56% (3),(7)	09/25/35	1,727,315	1,553,247

First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)

3.65% (3),(7)	01/25/37	7,793,784	6,440,397

Fremont Home Loan Trust (05-E-2A4)

0.82% (1 mo. USD LIBOR + 0.330%) (2)	01/25/36	13,773,937	12,729,561

Fremont Home Loan Trust (06-1-2A3)

0.67% (1 mo. USD LIBOR + 0.180%) (2)	04/25/36	1,849,086	1,787,013

GMAC Mortgage Loan Trust (05-AR5-2A1)

4.48% (3)	09/19/35	2,298,344	1,713,315

GreenPoint Mortgage Funding Trust (05-AR3-1A1)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	08/25/45	462,685	424,480

GreenPoint Mortgage Funding Trust (06-AR5-A2A2)

0.64% (1 mo. USD LIBOR + 0.150%) (2)	10/25/46	2,537	—

GSAA Home Equity Trust (05-7-AF5)

4.61%	05/25/35	383,269	382,712

GSR Mortgage Loan Trust (04-9-3A1)

4.47% (3)	08/25/34	1,705,018	1,689,865

GSR Mortgage Loan Trust (07-3F-3A7)

6.00% (7)	05/25/37	8,240,500	7,264,303

GSR Mortgage Loan Trust (07-AR2-2A1)

4.21% (3)	05/25/37	2,410,552	1,882,356

GSR Mortgage Loan Trust (07-AR2-5A1A)

4.11% (3)	05/25/37	1,327,371	1,086,426

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Harborview Mortgage Loan Trust (05-9-2A1A)

1.06% (1 mo. USD LIBOR + 0.340%) (2)	06/20/35	$2,194,882	$1,933,011

HarborView Mortgage Loan Trust (07-3-1A1A)

0.92% (1 mo. USD LIBOR + 0.200%) (2)	05/19/47	13,454,536	11,286,092

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	742,528	652,048

HSI Asset Securitization Corp. (06-HE2-1A)

0.62% (1 mo. USD LIBOR + 0.130%) (2)	12/25/36	42,829,371	20,417,924

Impac CMB Trust (04-5-1A1)

1.21% (1 mo. USD LIBOR + 0.720%) (2)	10/25/34	3,609	3,441

Impac CMB Trust (05-1-1A1)

1.01% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	925,701	820,256

Impac CMB Trust (05-5-A2)

0.93% (1 mo. USD LIBOR + 0.440%) (2)	08/25/35	4,552,338	4,172,233

Impac Secured Assets Trust (06-3-A1)

0.66% (1 mo. USD LIBOR + 0.170%) (2),(7)	11/25/36	6,925,847	4,061,607

Indymac Index Mortgage Loan Trust (04-AR4-2A)

4.05% (3)	08/25/34	4,056,156	3,925,277

Indymac Index Mortgage Loan Trust (04-AR9-4A)

4.26% (3)	11/25/34	532,743	489,131

Indymac Index Mortgage Loan Trust (05-AR17-3A1)

3.63% (3)	09/25/35	3,726,208	2,862,422

Indymac Index Mortgage Loan Trust (05-AR23-2A1)

3.65% (3)	11/25/35	2,683,544	2,324,937

Indymac Index Mortgage Loan Trust (05-AR23-6A1)

3.47% (3)	11/25/35	3,502,164	3,176,291

Indymac Index Mortgage Loan Trust (05-AR25-2A1)

3.51% (3)	12/25/35	1,911,534	1,673,889

Indymac Index Mortgage Loan Trust (05-AR7-2A1)

3.77% (3)	06/25/35	1,845,335	1,486,289

Indymac Index Mortgage Loan Trust (06-AR39-A1)

0.67% (1 mo. USD LIBOR + 0.180%) (2)	02/25/37	6,910,462	5,977,483

Indymac Index Mortgage Loan Trust (07-AR11-1A1)

3.25% (3),(7)	06/25/37	18,072	16,498

Indymac Index Mortgage Loan Trust (07-AR5-2A1)

3.48% (3),(7)	05/25/37	12,644,865	10,768,178

Indymac Index Mortgage Loan Trust (07-AR7-1A1)

3.63% (3)	11/25/37	2,858,780	2,529,807

IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A)

0.69% (1 mo. USD LIBOR + 0.200%) (2),(7)	06/25/46	12,286,173	9,454,322

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Alternative Loan Trust (06-A2-5A1)

3.80% (3)	05/25/36	$5,391,474	$3,836,055

JPMorgan Alternative Loan Trust (06-A4-A8)

3.82% (3),(7)	09/25/36	1,064,489	1,008,824

JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)

5.76%	10/25/36	5,883,494	4,622,300

JPMorgan Mortgage Acquisition Trust (06-WMC4-A3)

0.61% (1 mo. USD LIBOR + 0.120%) (2)	12/25/36	32,340,875	16,413,722

JPMorgan Mortgage Trust (05-A6-7A1)

4.19% (3),(7)	08/25/35	260,988	244,406

JPMorgan Mortgage Trust (06-A2-5A3)

4.11% (3)	11/25/33	1,338,796	1,307,859

JPMorgan Mortgage Trust (06-A4-1A4)

4.29% (3),(7)	06/25/36	359,699	318,466

JPMorgan Mortgage Trust (06-A7-2A4R)

3.80% (3),(7)	01/25/37	16,700	14,329

JPMorgan Mortgage Trust (06-S2-2A2)

5.88% (7)	06/25/21	367,211	336,284

JPMorgan Resecuritization Trust Series (14-6-3A1)

1.84% (1 mo. USD LIBOR + 0.210%) (1),(2)	07/27/46	1,413,223	1,404,358

Lehman Mortgage Trust (06-4-4A1)

6.00% (7)	08/25/21	868,454	859,906

Lehman XS Trust (06-10N-1A3A)

0.70% (1 mo. USD LIBOR + 0.210%) (2)	07/25/46	11,850,816	10,751,001

Lehman XS Trust (06-12N-A2A1)

0.64% (1 mo. USD LIBOR + 0.150%) (2) (8)	08/25/46	644	—

Lehman XS Trust (06-12N-A31A)

0.69% (1 mo. USD LIBOR + 0.200%) (2)	08/25/46	3,960,146	3,480,893

Lehman XS Trust (06-13-1A2)

0.83% (1 mo. USD LIBOR + 0.340%) (2),(7)	09/25/36	1,226	1,533

Lehman XS Trust (06-9-A1B)

0.65% (1 mo. USD LIBOR + 0.160%) (8)	05/25/46	4,296	—

Lehman XS Trust (06-GP1-A2A)

0.66% (1 mo. USD LIBOR + 0.17%) (2) (8)	05/25/46	1,444	—

Lehman XS Trust (06-GP2-3A1)

0.69% (1 mo. USD LIBOR + 0.200%) (2)	06/25/46	20,240,539	16,447,224

Lehman XS Trust (06-GP4-3A5)

0.71% (1 mo. USD LIBOR + 0.225%) (2)	08/25/46	13,300,521	11,978,594

MASTR Alternative Loans Trust (05-4-1A1)

6.50%	05/25/35	5,008,863	4,816,565

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Alternative Loans Trust (06-2-2A1)

0.89% (1 mo. USD LIBOR + 0.400%) (2),(7),(8)	03/25/36	$66,092	$3,506

MASTR Asset Securitization Trust (06-3-2A1)

0.94% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	37,621	5,978

MASTR Asset-Backed Securities Trust (06-AB1-A4)

5.72%	02/25/36	641,230	619,027

MASTR Asset-Backed Securities Trust (06-HE5-A3)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	11/25/36	18,902,222	11,607,448

MASTR Seasoned Securitization Trust (04-1-4A1)

4.46% (3)	10/25/32	7,834	7,313

Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)

0.72% (1 mo. USD LIBOR + 0.230%) (2)	01/25/37	1,828,865	768,562

Merrill Lynch Alternative Note Asset Trust (07-A1-A3)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	01/25/37	940,768	391,284

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)

0.66% (1 mo. USD LIBOR + 0.170%) (2)	04/25/37	7,313,118	3,730,803

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)

0.74% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	24,703,932	12,842,552

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)

0.83% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	6,307,498	3,347,174

Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	5,542,796	3,529,864

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

0.62% (1 mo. USD LIBOR + 0.130%) (2),(7)	06/25/37	2,567,978	1,719,027

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	32,729,810	20,938,957

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

2.54% (1 year Treasury Constant Maturity Rate + 2.400%) (2)	08/25/36	1,197,464	1,077,430

Mid-State Trust (05-1-A)

5.75%	01/15/40	2,591,137	2,720,399

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)

1.45% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	$617,949	$579,847

Morgan Stanley Home Equity Loan Trust (06-2-A4)

0.77% (1 mo. USD LIBOR + 0.280%) (2)	02/25/36	2,332,362	2,018,814

Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)

5.76%	01/25/47	2,507,345	1,113,074

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)

0.61% (1 mo. USD LIBOR + 0.120%) (2)	04/25/37	3,407,472	1,298,783

Morgan Stanley REREMIC Trust (13-R2-1A)

3.39% (1),(3)	10/26/36	394,658	394,843

Morgan Stanley Resecuritization Trust (14-R2-2A)

3.35% (1),(3)	12/26/46	4,046,882	4,012,770

MortgageIT Trust (05-4-A1)

0.77% (1 mo. USD LIBOR + 0.280%) (2)	10/25/35	1,767,925	1,622,835

New Century Home Equity Loan Trust (06-1-A2B)

0.67% (1 mo. USD LIBOR + 0.180%) (2)	05/25/36	27,613,045	24,841,237

Nomura Resecuritization Trust (15-2R-1A1)

2.96% (12 mo. Monthly Treasury Average Index + 1.000%) (1),(2)	08/26/46	1,556,379	1,543,688

Nomura Resecuritization Trust (15-4R-2A1)

1.09% (1 mo. USD LIBOR + 0.306%) (1),(2)	10/26/36	2,203,646	2,193,980

Nomura Resecuritization Trust (15-5R-2A1)

3.79% (1),(3)	03/26/35	2,180,796	2,180,111

Nomura Resecuritization Trust (15-7R-2A1)

3.81% (1),(3)	08/26/36	1,241,908	1,244,262

Oakwood Mortgage Investors, Inc. (02-A-A4)

6.97% (3)	03/15/32	1,720,728	1,760,420

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (3)	03/15/30	3,958,286	3,309,126

Opteum Mortgage Acceptance Corp. (06-1-2A1)

5.75% (3)	04/25/36	257,148	257,546

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

0.76% (1 mo. USD LIBOR + 0.270%) (2)	03/25/37	15,534,257	13,489,663

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)

0.65% (1 mo. USD LIBOR + 0.160%) (2)	09/25/37	15,563,297	8,514,560

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

1.31% (1 mo. USD LIBOR + 0.825%) (2)	07/25/35	10,000,000	8,230,991

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Prime Mortgage Trust (06-1-1A1)

5.50% (7)	06/25/36	$1,654,501	$1,640,891

RAAC Series Trust (05-SP1-4A1)

7.00%	09/25/34	3,002,797	2,995,987

RAAC Series Trust (07-SP1-A3)

0.97% (1 mo. USD LIBOR + 0.480%) (2)	03/25/37	489,966	487,982

RALI Trust (05-QA13-2A1)

4.55% (3),(7)	12/25/35	617,292	514,517

RALI Trust (05-QA7-A21)

4.36% (3),(7)	07/25/35	2,023,389	1,795,902

RALI Trust (06-QA3-A1)

0.69% (1 mo. USD LIBOR + 0.200%) (2)	04/25/36	1,759,324	1,841,112

Residential Accredit Loans, Inc. (05-QA8-CB21)

4.46% (3),(7)	07/25/35	4,207,056	3,099,014

Residential Accredit Loans, Inc. (05-QS7-A1)

5.50% (7)	06/25/35	771,650	697,952

Residential Accredit Loans, Inc. (06-QA1-A21)

4.68% (3),(7)	01/25/36	16,200	13,340

Residential Accredit Loans, Inc. (06-QA10-A2)

0.67% (1 mo. USD LIBOR + 0.180%) (2),(7)	12/25/36	14,632,544	12,315,977

Residential Accredit Loans, Inc. (06-QA2-1A1)

0.74% (1 mo. USD LIBOR + 0.250%) (2),(7)	02/25/36	19,662	12,307

Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)

0.56% (3),(8)	08/25/36	34,675,551	692,755

Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)

0.35% (3),(8)	08/25/36	34,541,514	468,559

Residential Accredit Loans, Inc. (06-QS5-A5)

6.00% (7)	05/25/36	4,323,262	3,938,131

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.76% (3),(8)	06/25/36	45,245,742	1,047,973

Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)

0.70% (3),(8)	06/25/36	9,587,336	213,395

Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)

0.17% (3),(8)	01/25/37	2,366,021	14,961

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.33% (3),(8)	01/25/37	17,599,079	184,738

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.35% (3),(8)	02/25/37	71,060,468	846,693

Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)

0.37% (3),(8)	03/25/37	8,493,658	105,923

Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)

0.27% (3),(8)	03/25/37	11,341,988	93,122

Residential Accredit Loans, Inc. (07-QS6-A45)

5.75% (7)	04/25/37	2,523,401	2,236,186

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)

0.40% (3),(8)	06/25/37	$17,421,279	$317,091

Residential Asset Securitization Trust (07-A3-1A4)

5.75%	04/25/37	2,840,509	1,921,363

Residential Funding Mortgage Securities I (05-SA5-2A)

4.35% (3),(7)	11/25/35	17,355	15,036

Residential Funding Mortgage Securities I (06-S9-A3) (PAC)

5.75% (7)	09/25/36	534,364	481,451

Residential Funding Mortgage Securities I (07-S2-A9)

6.00% (7)	02/25/37	5,982,506	5,373,747

Residential Funding Mortgage Securities I (07-SA2-2A2)

4.35% (3)	04/25/37	17,499	14,921

Saxon Asset Securities Trust (06-2-A2)

0.62% (1 mo. USD LIBOR + 0.130%) (2)	09/25/36	2,518,962	2,490,791

Saxon Asset Securities Trust (06-3-A3)

0.66% (1 mo. USD LIBOR + 0.170%) (2)	10/25/46	9,076,610	8,726,981

Saxon Asset Securities Trust (07-2-A2C)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	05/25/47	14,607,254	10,797,009

Saxon Asset Securities Trust (07-2-A2D)

0.79% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	16,991,765	12,634,183

Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)

0.83% (1 mo. USD LIBOR + 0.340%) (2)	02/25/37	3,062,792	1,642,292

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)

0.72% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	32,465,831	17,433,297

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)

0.63% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	16,442,677	13,625,509

Sequoia Mortgage Trust (03-8-A1)

1.36% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	713,171	654,495

SG Mortgage Securities Trust (07-NC1-A2)

0.73% (1 mo. USD LIBOR + 0.240%) (1),(2)	12/25/36	18,706,566	12,351,599

Soundview Home Equity Loan Trust (06-OPT4-2A4)

0.72% (1 mo. USD LIBOR + 0.230%) (2)	06/25/36	10,400,000	9,481,581

Soundview Home Equity Loan Trust (07-OPT3-2A4)

0.74% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	4,000,000	3,514,937

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)

3.79% (3)	09/25/34	$1,320,914	$1,232,204

Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)

3.75% (3)	10/25/34	2,289,566	2,196,274

Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)

1.44% (1 mo. USD LIBOR + 0.950%) (2)	08/25/35	1,049,150	1,042,895

Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)

3.98% (3),(7)	03/25/36	348,001	294,239

Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)

3.95% (3),(7)	05/25/36	1,732,715	1,437,896

Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)

4.05% (3),(7)	06/25/36	3,382,038	3,148,030

Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)

3.99% (3)	02/25/37	2,285,106	1,606,104

Structured Asset Securities Corp. (05-2XS-1A5B)

5.15%	02/25/35	23,656	23,906

Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)

3.83% (3),(7)	04/25/37	140,505	98,444

Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)

4.38% (3)	06/25/37	4,164	3,389

Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)

4.46% (3)	01/25/37	414,535	397,843

Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)

0.73% (1 mo. USD LIBOR + 0.240%) (2)	08/25/36	7,261,337	3,642,103

WaMu Mortgage Pass-Through Certificates (04-AR14-A1)

3.86% (3)	01/25/35	4,247,766	4,083,535

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)

0.78% (1 mo. USD LIBOR + 0.290%) (2)	10/25/45	5,683,533	5,335,961

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)

3.32% (12 mo. Monthly Treasury Average Index + 1.450%) (2)	10/25/45	458,020	423,055

WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)

3.75% (3)	12/25/35	1,064,864	947,001

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)

3.70% (3)	01/25/36	$1,510,980	$1,413,028

WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)

0.80% (1 mo. USD LIBOR + 0.310%) (2)	01/25/45	167,708	153,328

WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)

1.13% (1 mo. USD LIBOR + 0.640%) (2)	07/25/45	9,841,445	8,927,187

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

2.94% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	12,542,532	11,604,680

WaMu Mortgage Pass-Through Certificates (06-AR11-1A)

2.83% (12 mo. Monthly Treasury Average Index + 0.960%) (2),(7)	09/25/46	3,393,306	2,843,428

WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)

2.78% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	4,193,725	3,605,398

WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A)

0.81% (1 mo. USD LIBOR + 0.320%) (2)	08/25/45	13,774,823	12,672,151

Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)

4.08% (3)	11/25/30	80,835	77,036

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)

5.75% (7)	02/25/36	878,533	782,638

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)

1.09% (1 mo. USD LIBOR + 0.600%) (2),(7)	07/25/36	1,872,715	1,169,789

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)

0.66% (1 mo. USD LIBOR + 0.170%) (2)	12/25/36	3,379,961	2,619,896

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)

2.24% (11th District Cost of Funds + 1.250%) (2)	04/25/47	1,422,253	1,139,323

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)

0.80% (1 mo. USD LIBOR + 0.310%) (2)	06/25/37	3,970,611	3,374,717

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Asset-Backed Certificates (06-HE1-2A4)

0.77% (1 mo. USD LIBOR + 0.280%) (2)	04/25/36	$7,122,358	$6,514,551

Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)

0.64% (1 mo. USD LIBOR + 0.150%) (2)	01/25/37	2,094,796	1,985,658

Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)

0.81% (1 mo. USD LIBOR + 0.320%) (2)	03/25/37	5,521,000	4,536,467

Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)

4.84% (3),(7)	08/25/36	2,241,987	2,182,418

Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)

4.64% (3),(7)	08/25/37	159,778	152,960

Total Residential Mortgage-backed Securities — Non-Agency

(Cost: $1,016,442,966)			1,068,871,144

U.S. TREASURY BONDS — 2.4% (Cost: $121,360,964)

U.S. Treasury Bond

2.38%	11/15/49	122,275,000	155,408,659

U.S. TREASURY SECURITIES — 0.6%

U.S. Treasury Note

0.13%	04/30/22	65,000	64,920

0.50%	03/31/25	2,115,000	2,130,697

1.50%	02/15/30	33,035,000	35,784,261

Total U.S. Treasury Securities

(Cost: $37,904,238)			37,979,878

Total Fixed Income Securities

(Cost: $5,758,657,215)			6,029,489,326

		Shares

MONEY MARKET INVESTMENTS — 8.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (9)		565,067,160	565,067,160

Total Money Market Investments

(Cost: $565,067,160)			565,067,160

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 0.5%

U.S. TREASURY SECURITIES — 0.5% (Cost: $31,270,715)

U.S. Treasury Bill

0.10% (10),(11)	09/10/20	$31,299,000	$31,287,811

Total Investments (103.9%)

(Cost: $6,354,995,090)			6,625,844,297

Liabilities In Excess Of Other Assets (-3.9%)			(248,113,091)

Net Assets (100.0%)			$6,377,731,206

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
5,652	5-Year U.S. Treasury Note Futures	06/30/20	$704,124,248	$709,237,687	$5,113,439
904	10-Year U.S. Treasury Note Futures	06/19/20	119,139,229	125,712,501	6,573,272
2,703	U.S. Ultra Long Bond Futures	06/19/20	604,695,562	607,583,718	2,888,156

			$1,427,959,039	$1,442,533,906	$14,574,867

Short Futures
3,880	10-Year U.S. Treasury Note Futures	06/19/20	$(599,470,874)	$(609,281,249)	$(9,810,375)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $416,083,284 or 6.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	55.6%
Residential Mortgage-Backed Securities — Non-Agency	16.8
Money Market Investments	8.9
Commercial Mortgage-Backed Securities — Agency	8.2
Commercial Mortgage-Backed Securities — Non-Agency	8.2
Asset-Backed Securities	2.7
U.S. Treasury Securities	3.5
Other*	(3.9)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$172,674,861	$—	$172,674,861
Commercial Mortgage-Backed Securities — Agency	—	525,180,091	—	525,180,091
Commercial Mortgage-Backed Securities — Non-Agency	—	520,692,147	—	520,692,147
Residential Mortgage-Backed Securities — Agency	—	3,548,682,546	—	3,548,682,546
Residential Mortgage-Backed Securities — Non-Agency	—	1,064,882,428	3,988,716	1,068,871,144
U.S. Treasury Bonds	155,408,659	—	—	155,408,659
U.S. Treasury Securities	37,979,878	—	—	37,979,878

Total Fixed Income Securities	193,388,537	5,832,112,073	3,988,716	6,029,489,326

Money Market Investments	565,067,160	—	—	565,067,160
Short-Term Investments*	31,287,811	—	—	31,287,811

Total Investments	$789,743,508	$5,832,112,073	$3,988,716	$6,625,844,297

Asset Derivatives
Futures Contracts
Interest Rate Risk	14,574,867	—	—	14,574,867

Total Investments	$804,318,375	$5,832,112,073	$3,988,716	$6,640,419,164

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(9,810,375)	$—	$—	$(9,810,375)

Total	$(9,810,375)	$—	$—	$(9,810,375)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2020

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
ASSETS
Investments, at Value (2)	$1,606,796,757		$944,706	$19,593,094
Investment in Affiliated Issuers, at Value	—		—	545,368	(3)
Cash	24,970		—	23
Receivable for Securities Sold	16,236,670		—	244,029
Receivable for Sale of When-Issued Securities	293,104,637		—	4,278,813
Receivable for Fund Shares Sold	7,395,897		—	15,000
Interest and Dividends Receivable	4,616,600		7,404	165,395
Receivable from Investment Advisor	37,358		13,521	19,323
Unrealized Appreciation on Open Forward Foreign Currency Contracts	647,453		—	33,433
Receivable for Daily Variation Margin on Open Financial Futures Contracts	36,262		—	—
Cash Collateral Held for Brokers	1,401,285		110,000	—
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	19,633		—	—
Prepaid Expenses	50,466		502	20,416

Total Assets	1,930,367,988		1,076,133	24,914,894

LIABILITIES
Distributions Payable	232,124		—	—
Payable for Securities Purchased	25,798,293		—	359,123
Payable for Purchase of When-Issued Securities	497,636,813		—	6,101,424
Payable for Fund Shares Redeemed	2,249,249		—	2,855
Accrued Directors’ Fees and Expenses	6,972		6,972	6,972
Deferred Accrued Directors’ Fees and Expenses	2,296		2,296	2,296
Accrued Management Fees	416,260		400	7,332
Accrued Distribution Fees	48,018		81	1,736
Interest Payable on Swap Agreements	—		78	—
Payable to broker — variation margin on open futures contracts	—		—	867
Options Written, at Value	27,188	(4)	—	—
Open Swap Agreements, at Value	—		20,493	—
Collateral Pledged by Brokers	1,062,000		—	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		—	22,828
Accounting Fees Payable	26,971		26,369	1,051
Administrative Fees Payable	31,347		14,346	4,338
Audit Fees Payable	50,455		22,985	24,402
Transfer Agent Fees Payable	12,717		7,973	3,070
Custodian Fees Payable	12,786		4,765	2,884
Other Accrued Expenses	180,960		2,838	4,299

Total Liabilities	527,794,449		109,596	6,545,477

NET ASSETS	$1,402,573,539		$966,537	$18,369,417

NET ASSETS CONSIST OF:
Paid-in Capital	$1,337,658,883		$1,350,193	$18,098,058
Accumulated Earnings (Loss)	64,914,656		(383,656)	271,359

NET ASSETS	$1,402,573,539		$966,537	$18,369,417

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,164,992,979		$574,756	$9,576,630

N Class Share	$237,580,459		$391,781	$8,792,787

Plan Class Share	$101		$—	$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	98,518,749		156,711	953,077

N Class Share	20,141,851		106,948	875,225

Plan Class Share	9		—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.83		$3.67	$10.05

N Class Share	$11.80		$3.66	$10.05

Plan Class Share	$11.85		$—	$—

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2020 was $1,565,172,845, $938,461 and $19,437,827, respectively.

(3)	The identified cost for the TCW Global Bond Fund at April 30, 2020 was $627,940.
(4)	Premium received was $290,468.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2020

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
ASSETS
Investments, at Value (1)	$30,460,393	$13,568,913	$6,625,844,297
Cash	—	—	252,386
Receivable for Securities Sold	74,831	5,639	—
Receivable for Sale of When-Issued Securities	—	—	758,138,565
Receivable for Fund Shares Sold	301,627	1,550	44,677,835
Interest Receivable	273,983	25,094	15,882,598
Receivable from Investment Advisor	16,962	14,190	278,746
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	2,831	—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	2,124	—	—
Cash Collateral Held for Brokers	51,000	—	8,437,196
Prepaid Expenses	26,181	13,425	132,445

Total Assets	31,207,101	13,631,642	7,453,644,068

LIABILITIES
Distributions Payable	2,521	643	5,093,981
Payable for Securities Purchased	1,397,305	—	—
Payable for Purchase of When-Issued Securities	—	—	1,047,073,743
Payable for Fund Shares Redeemed	20,157	80,299	15,726,618
Accrued Directors’ Fees and Expenses	6,972	6,972	6,972
Deferred Accrued Directors’ Fees and Expenses	2,296	2,296	2,296
Accrued Management Fees	9,312	3,773	2,049,522
Accrued Distribution Fees	1,262	—	191,231
Payable to broker — variation margin on open futures contracts	—	352	2,138,366
Collateral Pledged by Brokers	—	—	2,802,196
Accounting Fees Payable	6,686	213	147,202
Administrative Fees Payable	4,297	3,986	163,497
Audit Fees Payable	15,204	32,071	133,306
Transfer Agent Fees Payable	3,832	1,731	59,682
Custodian Fees Payable	5,913	4,028	19,183
Other Accrued Expenses	8,979	2,786	305,067

Total Liabilities	1,484,736	139,150	1,075,912,862

NET ASSETS	$29,722,365	$13,492,492	$6,377,731,206

NET ASSETS CONSIST OF:
Paid-in Capital	$30,844,285	$13,815,086	$6,030,359,361
Accumulated Earnings (Loss)	(1,121,920)	(322,594)	347,371,845

NET ASSETS	$29,722,365	$13,492,492	$6,377,731,206

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$22,565,445	$13,492,492	$5,438,030,269

N Class Share	$7,156,920	$—	$939,700,836

Plan Class Share	$—	$—	$101

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	3,575,594	1,579,833	522,314,495

N Class Share	1,126,786	—	87,601,467

Plan Class Share	—	—	10

NET ASSET VALUE PER SHARE: (3)
I Class Share	$6.31	$8.54	$10.41

N Class Share	$6.35	$—	$10.73

Plan Class Share	$—	$—	$10.43

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2020 was $31,337,066, $13,569,171 and $6,354,995,090, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2020

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$—	$—	$10,221
Interest	16,415,962	17,335	246,484	(2)

Total	16,415,962	17,335	256,705

Expenses:
Management Fees	2,442,844	3,238	42,997
Accounting Services Fees	33,166	18,619	2,518
Administration Fees	71,509	10,403	8,631
Transfer Agent Fees:
I Class	294,225	4,217	3,138
N Class	128,598	4,758	3,489
Custodian Fees	25,193	7,614	20,768
Professional Fees	45,454	16,526	23,835
Directors’ Fees and Expenses	18,948	18,948	18,948
Registration Fees:
I Class	15,037	234	9,023
N Class	10,275	234	9,023
Plan Class	1,101	—	—
Distribution Fees:
N Class	295,014	583	10,353
Other	41,536	4,047	5,271

Total	3,422,900	89,421	157,994

Less Expenses Borne by Investment Advisor:
I Class	54,628	49,831	49,307
N Class	148,000	35,441	51,605
Plan Class	1,101	—	—

Net Expenses	3,219,171	4,149	57,082

Net Investment Income	13,196,791	13,186	199,623

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	28,736,984	5,502	(36,646	) (3)
Foreign Currency	(30,506)	—	4,911
Foreign Currency Forward Contracts	409,702	—	58,242
Futures Contracts	4,689,596	—	135,213
Swap Agreements	(87,717)	(240,888)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	7,759,363	(26,729)	(152,986)
Foreign Currency	—	—	1,013
Foreign Currency Forward Contracts	577,054	—	13,994
Futures Contracts	2,620,063	—	50,130
Investments in Affiliated Issuers	—	—	(96,466)
Options Written	263,280	—	—
Swap Agreements	249,518	(28,972)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	45,187,337	(291,087)	(22,595)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,384,128	$(277,901)	$177,028

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Net of foreign taxes withheld of $1,623 for the TCW Global Bond Fund.
(3)	Net of capital gain withholding taxes of $583 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2020

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
INVESTMENT INCOME
Income:
Interest	$607,285	$85,731	$103,534,522

Total	607,285	85,731	103,534,522

Expenses:
Management Fees	62,125	12,532	14,080,263
Accounting Services Fees	13,942	1,140	162,477
Administration Fees	9,044	8,120	330,699
Transfer Agent Fees:
I Class	14,733	5,115	1,224,361
N Class	7,974	—	458,856
Custodian Fees	15,512	10,010	32,385
Professional Fees	17,972	29,816	126,728
Directors’ Fees and Expenses	18,948	18,948	18,948
Registration Fees:
I Class	8,831	10,447	38,703
N Class	9,623	—	16,700
Plan Class	—	—	1,101
Distribution Fees:
N Class	10,113	—	1,172,259
Other	3,721	3,641	306,196

Total	192,538	99,769	17,969,676

Less Expenses Borne by Investment Advisor:
I Class	70,019	84,014	1,431,907
N Class	36,477	—	417,251
Plan Class	—	—	1,101

Net Expenses	86,042	15,755	16,119,417

Net Investment Income	521,243	69,976	87,415,105

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	8,713	(7,554)	150,308,650
Foreign Currency	—	(14)	(39,389)
Foreign Currency Forward Contracts	—	2,056	1,933,359
Futures Contracts	220,526	68	47,639,222
Change in Unrealized Appreciation (Depreciation) on:
Investments	(941,726)	3,527	27,789,140
Foreign Currency Forward Contracts	—	2,982	(611,710)
Futures contracts	(218,007)	(566)	7,910,094

Net Realized and Unrealized Gain (Loss) on Investments	(930,494)	499	234,929,366

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(409,251)	$70,475	$322,344,471

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$13,196,791	$31,432,766	$13,186	$45,326
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	33,718,059	39,791,873	(235,386)	(154,267)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written and Swap Contracts	11,469,278	57,264,724	(55,701)	72,663

Increase (Decrease) in Net Assets Resulting from Operations	58,384,128	128,489,363	(277,901)	(36,278)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(15,143,987)	(32,114,075)	(27,804)	(37,641)

NET CAPITAL SHARE TRANSACTIONS
I Class	183,165,159	(104,699,096)	16,563	(411,333)
N Class	(10,834,544)	(50,891,451)	11,241	14,276
Plan Class	100	—	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	172,330,715	(155,590,547)	27,804	(397,057)

Increase (Decrease) in Net Assets	215,570,856	(59,215,259)	(277,901)	(470,976)
NET ASSETS
Beginning of Period	1,187,002,683	1,246,217,942	1,244,438	1,715,414

End of Period	$1,402,573,539	$1,187,002,683	$966,537	$1,244,438

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$199,623	$411,413	$521,243	$747,059
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	161,720	305,502	229,239	461,778
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(184,315)	928,645	(1,159,733)	517,478

Increase (Decrease) in Net Assets Resulting from Operations	177,028	1,645,560	(409,251)	1,726,315

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(529,033)	(259,828)	(591,013)	(825,624)

NET CAPITAL SHARE TRANSACTIONS
I Class	382,162	140,432	3,727,198	11,287,545
N Class	673,718	158,015	(2,491,023)	4,508,320

Increase in Net Assets Resulting from Net Capital Shares Transactions	1,055,880	298,447	1,236,175	15,795,865

Increase in Net Assets	703,875	1,684,179	235,911	16,696,556
NET ASSETS
Beginning of Period	17,665,542	15,981,363	29,486,454	12,789,898

End of Period	$18,369,417	$17,665,542	$29,722,365	$29,486,454

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$69,976	$190,494	$87,415,105	$213,239,830
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(5,444)	59,703	199,841,842	240,421,210
Change in Unrealized Appreciation on Investments and Futures Contracts	5,943	(4,771)	35,087,524	196,320,175

Increase in Net Assets Resulting from Operations	70,475	245,426	322,344,471	649,981,215

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(79,764)	(198,576)	(108,817,906)	(252,214,448)

NET CAPITAL SHARE TRANSACTIONS
I Class	7,857,901	(1,683,057)	357,163,446	(1,022,016,161)
N Class	—	—	(54,573,686)	(223,544,484)
Plan Class	—	—	100	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	7,857,901	(1,683,057)	302,589,860	(1,245,560,645)

Increase (Decrease) in Net Assets	7,848,612	(1,636,207)	516,116,425	(847,793,878)
NET ASSETS
Beginning of Period	5,643,880	7,280,087	5,861,614,781	6,709,408,659

End of Period	$13,492,492	$5,643,880	$6,377,731,206	$5,861,614,781

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 18 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities; uses a controlled risk approach and active asset allocation; monitors the duration of portfolio securities to seek to mitigate exposure to interest rate risk.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers; invests in securities of issuers located in at least three countries, representing at least 30% of its net assets in securities of issuers located outside the United States.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk-bonds”.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities; invests at least 50% of the value in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations, privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s, AA- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical organization, other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations, and money market instruments.

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund offer Plan Class Shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2020 were $208,047 or 21.52% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by the investment companies. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest rate and total return swaps.    Interest rate and total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves,

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Options contracts.    Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2020 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2019	$984,406	$104,216	$25,245	$—	$4,916,586
Accrued Discounts (Premiums)	(594)	8,860	—	—	—
Realized Gain (Loss)	107,723	253	(262)	—	(320,413)
Change in Unrealized Appreciation	(77,136)	(3,778)	(29,666)	(3)	(547,601)
Purchases	—	—	—	—	10,135
Sales	(1,014,399)	(124)	(13,083)	—	(69,991)
Transfers in to Level 3	—	—	162,018	86	—
Transfers out of Level 3	—	—	—	—	—

Balance as of April 30, 2020	$—	$109,427	$144,252	$83	$3,988,716

Change in Unrealized Appreciation from Investments Still Held at April 30, 2020	$—	$(3,778)	$(29,666)	$(3)	$(547,601)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2020 are as follows:

Description	Fair Value at 4/30/2020	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Global Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$ 109,427	Third-party Vendor	Vendor Prices	$8.742-$66.543	$8.74
TCW High Yield Bond Fund
Corporate Bonds	133,868	Third-party Vendor	Vendor Prices	$100.01	$100.01
Bank Loans	10,075	Third-party Vendor	Vendor Prices	$77.50	$77.50
Common Stocks	309	Third-party Vendor	Vendor Prices	$0.055	$0.055
TCW Short Term Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	83	Third-party Vendor	Vendor Prices	$83.25	$83.25
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	3,506	Third-party Vendor	Vendor Prices	$ 5.304	$5.304
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	3,985,210	Third-party Vendor	Vendor Prices	$0.632-$2.316	$1.58

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2020 , the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements	$—	$—	$—	$2,473,738	$2,473,738
Futures Contracts (1)	—	—	—	2,367,940	2,367,940
Forward Contracts	—	—	647,453	—	647,453

Total Value	$—	$—	$647,453	$4,841,678	$5,489,131

Liability Derivatives
Written Options	$—	$—	$—	$(27,188)	$(27,188)
Swap Agreements	—	—	—	(2,365,555)	(2,365,555)

Total Value	$—	$—	$—	$(2,392,743)	$(2,392,743)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$409,702	$—	$409,702
Futures Contracts	—	—	—	4,689,596	4,689,596
Swap Agreements	—	—	—	(87,717)	(87,717)

Total Realized Gain (Loss)	$—	$—	$409,702	$4,601,879	$5,011,581

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(70,399)	$—	$(70,399)
Futures Contracts	—	—	—	2,620,063	2,620,063
Options Written	—	—	—	263,280	263,280
Swap Agreements	—	—	—	249,518	249,518

Total Change in Appreciation (Depreciation)	$—	$—	$(70,399)	$3,132,861	$3,062,462

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$27,805,778	$ —	$27,805,778
Futures Contracts	—	—	—	1,027	1,027
Swap Agreements	$ —	$ —	$ —	$133,211,667	$133,211,667

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Swap Agreements	$—	$(20,493)	$—	$—	$(20,493)

Total Value	$—	$(20,493)	$—	$—	$(20,493)

Statement of Operations:
Realized Gain (Loss)
Swap Agreements	$—	$(240,888)	$—	$—	$(240,888)

Total Realized Gain (Loss)	$—	$(240,888)	—	$—	$(240,888)

Change in Appreciation (Depreciation)
Swap Agreements	$—	$(28,972)	$—	$—	$(28,972)

Total Realized Gain (Loss)	$—	$(28,972)	—	$—	$(28,972)

Notional Amounts (2)
Swap Agreements	—	1,147,015	—	—	1,147,015

TCW Global Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$25,867	$25,867
Forward Contracts	—	—	33,433	—	33,433

Total Value	$—	$—	$33,433	$25,867	$59,300

Liability Derivatives
Forward Contracts	$—	$—	$(22,828)	$—	$(22,828)
Futures Contracts (1)	—	—	—	(908)	(908)

Total Value	$—	$—	$(22,828)	$(908)	$(23,736)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$58,242	$—	$58,242
Futures Contracts	—	—	—	135,213	135,213

Total Realized Gain (Loss)	$—	$—	$58,242	$135,213	$193,455

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$13,474	$—	$13,474
Futures Contracts	—	—	—	50,130	50,130

Total Change in Appreciation (Depreciation)	$—	$—	$13,474	$50,130	$63,604

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$5,494,145	$ —	$5,494,145
Futures Contracts	—	—	—	21	21

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$5,042	$5,042

Total Value	$—	$—	$—	$5,042	$5,042

Liability Derivatives
Futures Contracts	$—	$—	$—	$(192,625)	$(192,625)

Total Value	$—	$—	$—	$(192,625)	$(192,625)

Statement of Operations:
Realized Gain (Loss)
Futures Contracts	$—	$—	$—	$220,526	$220,526

Total Realized Gain (Loss)	$—	$—	$—	$220,526	$220,526

Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$—	$(218,007)	$(218,007)

Total Change in Appreciation (Depreciation)	$—	$—	$—	$(218,007)	$(218,007)

Notional Amounts (2)
Futures Contracts	—	—	—	74	74

TCW Short Term Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$—	$2,831	$—	$2,831

Total Value	$—	$—	$2,831	$—	$2,831

Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(1,401)	$(1,401)

Total Value	$—	$—	$—	$(1,401)	$(1,401)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$2,056	$—	$2,056
Futures Contracts	—	—	—	68	68

Total Realized Gain (Loss)	$—	$—	$2,056	$68	$2,124

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$2,982	$—	$2,982
Futures Contracts	—	—	—	(566)	(566)

Total Change in Appreciation (Depreciation)	$—	$—	$2,982	$(566)	$2,416

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$141,859	$—	$141,859
Futures Contracts	—	—	—	3	3

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$14,574,867	$14,574,867

Total Value	$—	$—	$—	$14,574,867	$$14,574,867

Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(9,810,375)	$(9,810,375)

Total Value	$—	$—	$—	$(9,810,375)	$(9,810,375)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$1,933,359	$—	$1,933,359
Futures Contracts	—	—	—	47,639,222	47,639,222

Total Realized Gain (Loss)	$—	$—	$1,933,359	$47,639,222	$49,572,581

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(611,710)	$—	$(611,710)
Futures Contracts	—	—	—	7,910,094	7,910,094

Total Change in Appreciation (Depreciation)	$—	$—	$(611,710)	$7,910,094	$7,298,384

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$59,685,086	$—	$59,685,086
Futures Contracts	—	—	—	9,698	9,698

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2020 is reported within the Statement of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2020.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2020:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$647,453	$—	$647,453	$(530,000)	$117,453
Harris Trust	—	(27,188)	(27,188)	—	(27,188)

Total	$647,453	$(27,188)	$620,265	$(530,000)	$90,265

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

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April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Credit Suisse International	$—	$(20,493)	$(20,493)	$—	$(20,493)

Total	$—	$(20,493)	$(20,493)	$—	$(20,493)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$—	$(470)	$(470)	$—	$(470)
Goldman Sachs & Co.	7,346	(4,948)	2,398	—	2,398
State Street Bank & Trust	26,087	(17,410)	8,677	—	8,677

Total	$33,433	$(22,828)	$10,605	$—	$10,605

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Short Term Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A. (Derivatives)	$2,831	$—	$2,831	$—	$2,831

Total	$2,831	$—	$2,831	$—	$2,831

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, TBA, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

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April 30, 2020

Note 3 — Portfolio Investments (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2020.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2020.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2020.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2020.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW Total Return Bond Fund and the TCW Short Term Bond Fund entered into forward foreign currency contracts during the period to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2020 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2020 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2020 are listed on the Schedule of Investments.

TCW Funds, Inc.

April 30, 2020

Note 3 — Portfolio Investments (Continued)

Options:    The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2020, the TCW Core Fixed Income Fund held written options.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

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April 30, 2020

Note 3 — Portfolio Investments (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2020, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk:    Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities,

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investment Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

TCW Funds, Inc.

April 30, 2020

Note 4 — Risk Considerations (Continued)

LIBOR Risk:    The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The World Health Organization officially declared in March 2020 that the COVID-19 outbreak formally constitutes a “pandemic.” This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment. The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if COVID-19’s spread is substantially contained, it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior.

The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses. The extent of the impact on business operations and performance of market participants and the companies in which we invest depends and will continue to depend on many factors, virtually all of which are highly uncertain and unpredictable, and this impact may include or lead to: (i) significant reductions in revenue and growth; (ii) unexpected operational losses and liabilities; (iii) impairments to credit quality; and (iv) reductions in the availability of capital. These same factors may limit the ability to source, research, and execute new investments, as well as to sell investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal, and regulatory frameworks in ways that are adverse to the investment strategies we intend to pursue, all of which could materially diminish our ability to fulfill investment objectives. They may also impair the ability of the companies in which we invest or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences, including the potential for defaults by borrowers under debt instruments held in a client’s portfolio. In addition, an extended period of remote working by the employees of the companies in which we invest subjects those companies to additional operational risks, including heightened cybersecurity risk. Remote working environments may be less secure and more susceptible to cyberattacks that seek to exploit the COVID-19 pandemic, and the operational damage of any such events could potentially disrupt our business and reduce the value of our investments. The operations of securities markets may also be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements, and other factors related to a public health emergency, including the potential adverse impact on the health of any such entity’s personnel. These measures may also hinder normal business operations by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing the ability to make accurate and timely projections of financial performance. Because our ability to execute transactions on behalf of the Funds is dependent upon the timely performance of multiple third parties, any interruptions in the business operations of those third parties could impair our ability to effectively implement a Fund’s investment strategies.

TCW Funds, Inc.

April 30, 2020

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2020, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$51,059,290	$(12,757,269)	$38,302,021	$1,568,494,736
TCW Enhanced Commodity Strategy Fund	20,813	(14,421)	6,392	938,314
TCW Global Bond Fund	729,253	(785,476)	(56,223)	20,194,685
TCW High Yield Bond Fund	750,664	(1,508,872)	(758,208)	31,218,601
TCW Short Term Bond Fund	75,529	(65,878)	9,651	13,559,262
TCW Total Return Bond Fund	392,713,727	(116,228,899)	276,484,828	6,349,359,469

At October 31, 2019 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$2,834,577	$—	$2,834,577
TCW Enhanced Commodity Strategy Fund	12,088	1,591	13,679
TCW Global Bond Fund	263,635	205,856	469,491
TCW High Yield Bond Fund	118,403	—	118,403
TCW Short Term Bond Fund	22,787	—	22,787
TCW Total Return Bond Fund	38,910,864	—	38,910,864

During the year ended October 31, 2019, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$32,114,075	$—	$32,114,075
TCW Enhanced Commodity Strategy Fund	37,641	—	37,641
TCW Global Bond Fund	260,216	—	260,216
TCW High Yield Bond Fund	825,192	—	825,192
TCW Short Term Bond Fund	198,576	—	198,576
TCW Total Return Bond Fund	252,214,676	—	252,214,676

At October 31, 2019, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Core Fixed Income Fund	$8,612,767	$—	$8,612,767
TCW High Yield Bond Fund	—	356,238	356,238
TCW Short Term Bond Fund	90,367	221,946	312,313
TCW Total Return Bond Fund	134,960,480	—	134,960,480

The Funds did not have any unrecognized tax benefits at April 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2020. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.40	% (1)

(1)	From November 1, 2019 through February 29, 2020, the management fee was 0.50%.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets.

TCW Core Fixed Income Fund
I Class	0.49%	(1)
N Class	0.70%	(1)
P Class	0.44%	(1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70%	(1)
N Class	0.75%	(1)
TCW Global Bond Fund
I Class	0.60%	(1)
N Class	0.70%	(1)
TCW High Yield Bond Fund
I Class	0.55%	(1)
N Class	0.80%	(1)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.49%	(1)
N Class	0.79%	(1)
P Class	0.44%	(1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

April 30, 2020

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2020 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$177,404,030	$105,710,282	$2,121,478,455	$2,183,151,874
TCW Enhanced Commodity Strategy Fund	88,015	137,773	294,258	444,301
TCW Global Bond Fund	8,162,378	6,633,003	19,407,538	19,612,670
TCW High Yield Bond Fund	28,271,935	25,193,672	—	—
TCW Short Term Bond Fund	2,180,294	1,023,082	4,427,002	5,015,072
TCW Total Return Bond Fund	972,517,456	8,484,215,992	7,484,566,367	176,882,972

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	28,654,513	$335,448,793	20,412,530	$224,801,039
Shares Issued upon Reinvestment of Dividends	1,182,105	13,667,494	2,215,980	24,276,889
Shares Redeemed	(14,323,125)	(165,951,128)	(32,398,242)	(353,777,024)

Net Increase (Decrease)	15,513,493	$183,165,159	(9,769,732)	$(104,699,096)

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,445,665	$39,494,791	3,728,977	$40,890,099
Shares Issued upon Reinvestment of Dividends	217,583	2,507,179	474,381	5,181,391
Shares Redeemed	(4,626,396)	(52,836,514)	(8,883,465)	(96,962,941)

Net Decrease	(963,148)	$(10,834,544)	(4,680,107)	$(50,891,451)

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Plan Class	Shares	Amount	Shares	Amount
Shares Sold	9	$100	—	$—
Shares Issued upon Reinvestment of
Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	9	$100	—	$—

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	3,898	16,563	4,371	20,916
Shares Redeemed	—	—	(92,757)	(432,249)

Net Increase (Decrease)	3,898	$16,563	(88,386)	$(411,333)

N Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	2,650	11,241	2,986	14,276

Net Increase	2,650	$11,241	2,986	$14,276

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	15,707	$157,664	5,125	$49,122
Shares Issued upon Reinvestment of Dividends	30,691	306,503	12,018	117,727
Shares Redeemed	(8,225)	(82,005)	(2,718)	(26,417)

Net Increase	38,173	$382,162	14,425	$140,432

N Class	Shares	Amount	Shares	Amount
Shares Sold	41,792	$414,000	5,987	$61,058
Shares Issued upon Reinvestment of Dividends	26,783	267,418	9,971	97,600
Shares Redeemed	(762)	(7,700)	(65)	(643)

Net Increase	67,813	$673,718	15,893	$158,015

TCW High Yield Bond Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,864,396	$11,812,854	2,794,449	$17,909,893
Shares Issued upon Reinvestment of Dividends	75,654	484,298	70,867	448,646
Shares Redeemed	(1,376,998)	(8,569,954)	(1,112,414)	(7,070,994)

Net Increase	563,052	$3,727,198	1,752,902	$11,287,545

N Class	Shares	Amount	Shares	Amount
Shares Sold	877,506	$5,615,628	1,338,853	$8,560,656
Shares Issued upon Reinvestment of Dividends	28,595	184,853	47,067	299,769
Shares Redeemed	(1,297,585)	(8,291,504)	(681,680)	(4,352,105)

Net Increase (Decrease)	(391,484)	$(2,491,023)	704,240	$4,508,320

TCW Short Term Bond Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,111,070	$9,471,683	78,821	$676,100
Shares Issued upon Reinvestment of Dividends	11,422	97,879	19,359	166,401
Shares Redeemed	(199,948)	(1,711,661)	(293,559)	(2,525,558)

Net Increase (Decrease)	922,544	$7,857,901	(195,379)	$(1,683,057)

TCW Funds, Inc.

April 30, 2020

Note 9 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	149,726,895	$1,519,324,478	157,210,742	$1,541,044,870
Shares Issued upon Reinvestment of Dividends	6,465,095	65,687,781	12,113,185	118,950,642
Shares Redeemed	(120,261,683)	(1,227,848,813)	(273,291,006)	(2,682,011,673)

Net Increase (Decrease)	35,930,307	$357,163,446	(103,967,079)	$(1,022,016,161)

N Class	Shares	Amount	Shares	Amount
Shares Sold	9,862,943	$103,612,010	14,032,682	$142,224,608
Shares Issued upon Reinvestment of Dividends	1,647,515	17,222,186	3,830,880	38,749,683
Shares Redeemed	(16,779,728)	(175,407,882)	(39,974,125)	(404,518,775)

Net Decrease	(5,269,270)	$(54,573,686)	(22,110,563)	$(223,544,484)

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Plan Class	Shares	Amount	Shares	Amount
Shares Sold	10	$100	—	$—
Shares Issued upon Reinvestment of
Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	10	$100	—	$—

Note 10 — Affiliate Ownership

As of April 30, 2020, affiliates of the Funds and Advisor owned 90.51%, and 93.87% of the NAV of the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2020 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.687%, due 09/15/39	7/15/16	$952	$3,169	0.33%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.298%, due 04/11/37	3/26/15	$0	$21,695	0.12%

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Restricted Securities (Continued)

TCW Short Term Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 2.26%, due 05/10/45	4/6/20	$8,409	$8,069	0.06%

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes renewable annually. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2020. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds, if any, are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine a highly liquid investment minimum, limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 9, 2020, the Board reviewed the Program Administrator’s written report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the period from its adoption through December 31, 2019 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

TCW Funds, Inc.

April 30, 2020

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8 Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has concluded that the ASU had no material impact to the financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$11.41		$10.52	$10.99	$11.28	$11.14	$11.22

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.30	0.25	0.22	0.19	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.43		0.89	(0.45)	(0.15)	0.24	(0.04)

Total from Investment Operations	0.56		1.19	(0.20)	0.07	0.43	0.14

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.30)	(0.27)	(0.23)	(0.19)	(0.19)
Distributions from Net Realized Gain	—		—	—	(0.13)	(0.10)	(0.03)

Total Distributions	(0.14)		(0.30)	(0.27)	(0.36)	(0.29)	(0.22)

Net Asset Value per Share, End of Period	$11.83		$11.41	$10.52	$10.99	$11.28	$11.14

Total Return	4.96	% (2)	11.48%	(1.87%)	0.68%	3.97%	1.25%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,164,993		$946,896	$975,741	$1,379,196	$1,421,267	$1,109,630

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.50	% (3)	0.51%	0.51%	0.51%	0.51%	0.50%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	2.20	% (3)	2.69%	2.34%	1.96%	1.70%	1.57%

Portfolio Turnover Rate	184.29	% (2)	214.76%	267.96%	287.39%	283.38%	332.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$11.38		$10.49	$10.96	$11.25	$11.12	$11.20

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.27	0.23	0.19	0.16	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.44		0.90	(0.46)	(0.15)	0.24	(0.03)

Total from Investment Operations	0.55		1.17	(0.23)	0.04	0.40	0.11

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.28)	(0.24)	(0.20)	(0.17)	(0.16)
Distributions from Net Realized Gain	—		—	—	(0.13)	(0.10)	(0.03)

Total Distributions	(0.13)		(0.28)	(0.24)	(0.33)	(0.27)	(0.19)

Net Asset Value per Share, End of Period	$11.80		$11.38	$10.49	$10.96	$11.25	$11.12

Total Return	4.85	% (2)	11.27%	(2.10)%	0.41%	3.66%	1.00%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$237,580		$240,107	$270,477	$356,930	$487,223	$542,103

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.81	% (3)	0.81%	0.81%	0.79%	0.79%	0.79%

After Expense Reimbursement	0.68	% (3)	0.70%	0.72%	0.75%	0.77%	0.79	% (4)

Ratio of Net Investment Income to Average Net Assets	2.01	% (3)	2.48%	2.12%	1.69%	1.41%	1.25%

Portfolio Turnover Rate	184.29	% (2)	214.76%	267.96%	287.39%	283.38%	332.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Net Asset Value per Share, Beginning of Period	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05
Net Realized and Unrealized Gain on Investments	0.11

Total from Investment Operations	0.16

Less Distributions:
Distributions from Net Investment Income	(0.03)

Total distributions	(0.03)

Net Asset Value per Share, End of Period	$11.85

Total Return	1.33	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$0.00	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	6735.70	% (4)

After Expense Reimbursement	0.43	% (4)

Ratio of Net Investment Income to Average Net Assets	2.41	% (4)

Portfolio Turnover Rate	184.29	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 2, 2020 (Commencement of Operations) through April 30, 2020.
(3)	Amount Rounds to less than $1,000.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$4.84		$5.01	$5.20	$5.15	$5.30	$7.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.17	0.11	0.12	0.04	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)		(0.20)	(0.20)	0.10	(0.14)	(1.87)

Total from Investment Operations	(1.06)		(0.03)	(0.09)	0.22	(0.10)	(1.82)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.14)	(0.10)	(0.11)	(0.05)	(0.06)
Distributions from Net Realized Gain	(0.02)		—	—	(0.06)	—	—

Total Distributions	(0.11)		(0.14)	(0.10)	(0.17)	(0.05)	(0.06)

Net Asset Value per Share, End of Period	$3.67		$4.84	$5.01	$5.20	$5.15	$5.30

Total Return	(21.92	%) (2)	(0.96%)	(1.96%)	4.55%	(1.83%)	(25.47%)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$575		$740	$1,208	$758	$725	$1,443

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	15.27	% (3)	17.82%	11.53%	16.65%	9.74%	7.82%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	2.31	% (3)	3.45%	2.06%	2.31%	0.88%	0.88%

Portfolio Turnover Rate	42.08	% (2)	122.23%	75.52%	0.00%	2.44%	10.68%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$4.84		$5.01	$5.21	$5.15	$5.31	$7.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.17	0.11	0.12	0.04	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		(0.20)	(0.21)	0.11	(0.15)	(1.86)

Total from Investment Operations	(1.07)		(0.03)	(0.10)	0.23	(0.11)	(1.81)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.14)	(0.10)	(0.11)	(0.05)	(0.06)
Distributions from Net Realized Gain	(0.02)		—	—	(0.06)	—	—

Total Distributions	(0.11)		(0.14)	(0.10)	(0.17)	(0.05)	(0.06)

Net Asset Value per Share, End of Period	$3.66		$4.84	$5.01	$5.21	$5.15	$5.31

Total Return	(21.98	)% (2)	(1.16)%	(1.96)%	4.55%	(2.03)%	(25.36)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$392		$504	$507	$517	$496	$1,153

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	15.95	% (3)	19.14%	12.59%	18.01%	10.21%	8.32%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	2.26	% (3)	3.57%	2.02%	2.26%	0.83%	0.83%

Portfolio Turnover Rate	42.08	% (2)	122.23%	75.52%	0.00%	2.44%	10.68%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$10.26		$9.45	$9.75	$9.88	$9.85	$10.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.24	0.19	0.17	0.20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.73	(0.43)	(0.07)	0.19	(0.49)

Total from Investment Operations	0.10		0.97	(0.24)	0.10	0.39	(0.30)

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.16)	(0.05)	(0.16)	(0.22)	(0.09)
Distributions from Net Realized Gain	(0.24)		—	(0.01)	(0.07)	(0.14)	(0.02)

Total Distributions	(0.31)		(0.16)	(0.06)	(0.23)	(0.36)	(0.11)

Net Asset Value per Share, End of Period	$10.05		$10.26	$9.45	$9.75	$9.88	$9.85

Total Return	0.98	% (2)	10.42%	(2.54%)	1.07%	4.03%	(2.96%)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$9,577		$9,384	$8,505	$8,714	$8,648	$7,878

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.65	% (3)	1.79%	1.63%	1.60%	1.48%	1.37%

After Expense Reimbursement	0.60	% (3)	0.66%	1.00%	1.04%	1.05%	1.08%

Ratio of Net Investment Income to Average Net Assets	2.31	% (3)	2.48%	1.99%	1.75%	2.02%	1.92%

Portfolio Turnover Rate	139.27	% (2)	83.18%	102.42%	90.08%	116.87%	147.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$10.26		$9.45	$9.75	$9.88	$9.85	$10.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.24	0.19	0.17	0.20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.72	(0.43)	(0.07)	0.19	(0.49)

Total from Investment Operations	0.09		0.96	(0.24)	0.10	0.39	(0.30)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.15)	(0.05)	(0.16)	(0.22)	(0.09)
Distributions from Net Realized Gain	(0.24)		—	(0.01)	(0.07)	(0.14)	(0.02)

Total Distributions	(0.30)		(0.15)	(0.06)	(0.23)	(0.36)	(0.11)

Net Asset Value per Share, End of Period	$10.05		$10.26	$9.45	$9.75	$9.88	$9.85

Total Return	0.96	% (2)	10.32%	(2.54)%	1.07%	4.03%	(2.96)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$8,793		$8,282	$7,476	$7,679	$7,586	$7,358

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.95	% (3)	2.09%	1.92%	1.89%	1.76%	1.64%

After Expense Reimbursement	0.70	% (3)	0.74%	1.00%	1.04%	1.05%	1.08%

Ratio of Net Investment Income to Average Net Assets	2.21	% (3)	2.39%	1.99%	1.75%	2.02%	1.92%

Portfolio Turnover Rate	139.27	% (2)	83.18%	102.42%	90.08%	116.87%	147.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$6.49		$6.15	$6.37	$6.23	$6.18	$6.35

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.27	0.26	0.24	0.24	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		0.36	(0.17)	0.18	0.06	(0.15)

Total from Investment Operations	(0.04)		0.63	0.09	0.42	0.30	0.11

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.29)	(0.31)	(0.28)	(0.25)	(0.28)

Net Asset Value per Share, End of Period	$6.31		$6.49	$6.15	$6.37	$6.23	$6.18

Total Return	(0.63	%) (2)	10.44%	1.40%	6.80%	5.06%	1.74%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$22,565		$19,563	$7,749	$14,195	$20,265	$20,791

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.27	% (3)	1.68%	1.50%	1.22%	1.03%	1.03%

After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	3.85	% (3)	4.18%	4.13%	3.85%	3.88%	4.11%

Portfolio Turnover Rate	98.97	% (2)	121.56%	104.21%	179.87%	244.36%	195.97%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$6.54		$6.19	$6.42	$6.28	$6.23	$6.41

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.25	0.25	0.23	0.22	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)		0.38	(0.18)	0.18	0.07	(0.17)

Total from Investment Operations	(0.06)		0.63	0.07	0.41	0.29	0.08

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.28)	(0.30)	(0.27)	(0.24)	(0.26)

Net Asset Value per Share, End of Period	$6.35		$6.54	$6.19	$6.42	$6.28	$6.23

Total Return	(0.73	)% (2)	10.16%	1.04%	6.59%	4.82%	1.34%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$7,157		$9,923	$5,041	$6,934	$7,526	$15,910

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.70	% (3)	2.05%	1.98%	1.65%	1.40%	1.38%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of Net Investment Income to Average Net Assets	3.59	% (3)	3.96%	3.90%	3.60%	3.64%	3.87%

Portfolio Turnover Rate	98.97	% (2)	121.56%	104.21%	179.87%	244.36%	195.97%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$8.59		$8.54	$8.62	$8.70	$8.69	$8.75

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.25	0.15	0.08	0.05	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.07	(0.04)	(0.01)	0.02	(0.03)

Total from Investment Operations	0.05		0.32	0.11	0.07	0.07	0.02

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.27)	(0.19)	(0.15)	(0.06)	(0.08)

Net Asset Value per Share, End of Period	$8.54		$8.59	$8.54	$8.62	$8.70	$8.69

Total Return	0.57	% (2)	3.83%	1.26%	0.75%	0.84%	0.25%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$13,492		$5,644	$7,280	$7,951	$7,698	$9,614

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.79	% (3)	3.37%	2.28%	1.65%	2.46%	1.57%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	1.95	% (3)	2.94%	1.70%	0.96%	0.58%	0.53%

Portfolio Turnover Rate	141.42	% (2)	248.19%	199.55%	131.31%	46.36%	8.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$10.07		$9.46	$9.98	$10.33	$10.28	$10.31

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.34	0.31	0.27	0.26	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.37		0.68	(0.48)	(0.20)	0.11	(0.02)

Total from Investment Operations	0.52		1.02	(0.17)	0.07	0.37	0.23

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.41)	(0.35)	(0.26)	(0.25)	(0.22)
Distributions from Net Realized Gain	—		—	—	(0.16)	(0.07)	(0.04)

Total Distributions	(0.18)		(0.41)	(0.35)	(0.42)	(0.32)	(0.26)

Net Asset Value per Share, End of Period	$10.41		$10.07	$9.46	$9.98	$10.33	$10.28

Total Return	5.24	% (2)	10.82%	(1.67%)	0.72%	3.63%	2.24%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$5,438,030		$4,898,103	$5,587,668	$7,103,832	$8,042,194	$6,360,295

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.55	% (3)	0.62%	0.62%	0.61%	0.60%	0.60%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	2.92	% (3)	3.47%	3.20%	2.73%	2.55%	2.46%

Portfolio Turnover Rate	136.07	% (2)	177.80%	241.76%	287.55%	318.48%	287.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$10.37		$9.76	$10.29	$10.65	$10.60	$10.64

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.32	0.29	0.25	0.24	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.69	(0.49)	(0.21)	0.11	(0.04)

Total from Investment Operations	0.53		1.01	(0.20)	0.04	0.35	0.19

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.40)	(0.33)	(0.24)	(0.23)	(0.19)
Distributions from Net Realized Gain	—		—	—	(0.16)	(0.07)	(0.04)

Total Distributions	(0.17)		(0.40)	(0.33)	(0.40)	(0.30)	(0.23)

Net Asset Value per Share, End of Period	$10.73		$10.37	$9.76	$10.29	$10.65	$10.60

Total Return	5.19	% (2)	10.46%	(1.96)%	0.41%	3.35%	1.83%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$939,701		$963,512	$1,121,741	$1,902,308	$2,762,803	$2,399,850

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.85	% (3)	0.88%	0.88%	0.88%	0.87%	0.88%

After Expense Reimbursement	0.76	% (3)	0.79%	0.79%	0.79%	0.79%	0.79%

Ratio of Net Investment Income to Average Net Assets	2.65	% (3)	3.16%	2.89%	2.42%	2.25%	2.17%

Portfolio Turnover Rate	136.07	% (2)	177.80%	241.76%	287.55%	318.48%	287.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — Plan Class

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06
Net Realized and Unrealized Gain on Investments	0.07

Total from Investment Operations	0.13

Less Distributions:
Distributions from Net Investment Income	(0.03)

Net Asset Value per Share, End of Period	$10.43

Total Return	1.22	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$0.00	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	6711.46	% (4)

After Expense Reimbursement	0.43	% (4)

Ratio of Net Investment Income to Average Net Assets	3.12	% (3)

Portfolio Turnover Rate	136.07	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 2, 2020 (Commencement of Operations) through April 30, 2020.
(3)	Amount Rounds to less than $1,000.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020 (182 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2019 to April 30, 2020)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,049.60	0.49%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,048.50	0.68%	$3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.68%	3.42

Plan Class Shares
Actual	$1,000.00	$1,013.30	0.43%	$0.71	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.43%	2.16	(1)

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$780.80	0.70%	$3.10
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

N Class Shares
Actual	$1,000.00	$780.20	0.75%	$3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2019 to April 30, 2020)

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,009.80	0.60%	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60%	3.02

N Class Shares
Actual	$1,000.00	$1,009.60	0.70%	$3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$993.70	0.55%	$2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55%	2.77

N Class Shares
Actual	$1,000.00	$992.70	0.80%	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80%	4.02

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,005.70	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares	$1,000.00	$1,052.40	0.49%	$2.50
Actual	1,000.00	1,022.43	0.49%	2.46
Hypothetical (5% return before expenses)

N Class Shares	$1,000.00	$1,051.90	0.76%	$3.88
Actual	1,000.00	1,021.08	0.76%	3.82
Hypothetical (5% return before expenses)

Plan Class Shares
Actual	$1,000.00	$1,012.20	0.43%	$0.71	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.43%	2.16	(1)

(1)

Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on March 2, 2020 through April 30, 2020, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2020, multiplied by the number of days in the six month period and divided by the number of days in the year.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarFI0420

APRIL 30

SEMI-ANNUAL

R E P O R T

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through a financial intermediary, or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2020. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2020, the TCW Funds held total net assets of approximately $14.8 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2020 for the TCW Funds’ International Fixed Income and Equity Funds.

At the start of 2020, market sentiment was improving in anticipation of a de-escalation in U.S.-China trade relations. However, sentiment quickly turned as the spread of COVID-19 resulted in significant business shutdowns globally, resulting in an indiscriminate selling of financial assets in March 2020. Spreads on the JPMorgan EMBI Global Diversified Index were tight at approximately 290 basis points and widened to ~720 basis points, before partially retracing to ~610 basis points at the end of April. While at this point, there is still a lot we do not know — the duration of the virus and the extent of the economic closures — it appears that value has been created. That, combined with the aggressive policy stimulus from global Central Banks to prevent a deeper downturn, suggests to us that we are part of the way through the market recovery. Put differently, spreads appear to have bottomed, and prior periods with similar sell-offs have typically represented important buying opportunities on a six to twelve month view.

In our base case, economic recovery begins sometime in Q3 2020, but depending on the success of the public health response, especially in the U.S. and Europe, the recovery is likely to be more U than V shaped. Additionally, some lost GDP (e.g. tourism and various services) will not be recoverable. We project Emerging Markets growth to outperform growth in the developed economies in both 2020 and 2021, thanks to policy stimulus and the relatively better outlook for China. Nonetheless, Emerging Markets growth is likely to be negative for the full year 2020, and we are monitoring any further potential economic downside from anti-China rhetoric. We do believe that growth has bottomed, but from here, we believe we need to see a slowdown in the growth rate of new coronavirus cases, wider testing capabilities, and gain some comfort that economies are opening back up before significantly adding beta to the portfolios.

In our view, the downside case is an economic downturn that extends much past the second quarter. In that scenario, we believe risk assets (not just Emerging Markets) would face considerably more pressure.

The underperformance in the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund was driven by positioning in March 2020. For the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Funds, select oil and gas exposure hurt relative performance. In the TCW Emerging Markets Local Currency Income Fund, overweight positioning in EMFX relative to the dollar hurt relative performance. We have started to make back this underperformance in April.

For the TCW Developing Markets Equity Fund, outperformance was largely driven by underweight positioning to commodities and materials, which were among the worst performing sectors in the MSCI Daily Total Return Net Emerging Markets Index in the first quarter of 2020.

Fund Updates

Ray Prasad, co-portfolio manager of the Emerging Markets equity funds, left the firm on March 31, 2020. Andrey

1

Letter to Shareholders (Continued)

Glukhov has assumed sole portfolio manager responsibilities for the TCW Developing Markets Equity Fund and the equity portion of the TCW Emerging Markets Multi-Asset Opportunities Fund.

These are challenging times for all of us, both in our personal and professional lives, and on behalf of everyone at TCW, I wish you and your loved ones good health and safety. We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2020 (1)
	NAV	Six Months Return as of April 30, 2020	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Developing Markets Equity Fund
I Class	$9.24	(8.14)%	(7.87)%	N/A	N/A	(1.05)%		06/30/15
N Class	$9.24	(8.14)%	(7.87)%	N/A	N/A	(1.05)%		06/30/15
TCW Emerging Markets Income Fund
I Class	$6.94	(14.83)%	(10.74)%	2.03%	4.00%	8.18	% (2)	09/04/96	(3)
N Class	$8.94	(14.84)%	(10.86)%	1.77%	3.73%	6.33%		02/27/04
Plan Class	$6.95	N/A	N/A	N/A	N/A	(16.37)%		03/02/20
TCW Emerging Markets Local Currency Income Fund
I Class	$8.01	(11.45)%	(4.80)%	0.05%	N/A	0.23%		12/14/10
N Class	$7.99	(11.48)%	(4.82)%	0.02%	N/A	0.19%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$9.73	(11.20)%	(9.52)%	0.51%	N/A	1.95%		06/28/13
N Class	$9.68	(11.28)%	(9.67)%	0.44%	N/A	1.85%		06/28/13

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 95.6% of Net Assets

Argentina — 1.1% (Cost: $45,449)

MercadoLibre, Inc. (1)	90	$52,516

Brazil — 4.0%

Arco Platform, Ltd. (1)	1,100	55,242

B3 S.A. — Brasil Bolsa Balcao	3,600	25,550

CCR S.A.	13,500	30,799

Cia Siderurgica Nacional SA	13,100	21,683

JBS SA	8,000	35,232

Notre Dame Intermedica Participacoes SA	2,600	26,325

Total Brazil

(Cost: $230,650)		194,831

Chile — 0.4% (Cost: $15,797)

Latam Airlines Group SA(SP ADR)	4,800	18,240

China — 41.4%

Alibaba Group Holding, Ltd. (SP ADR) (1)	2,084	422,364

China Construction Bank Corp. — Class H	35,000	28,094

China Gezhouba Group Co., Ltd.	23,900	21,866

China Merchants Bank Co., Ltd. — Class H	12,000	56,789

China Resources Cement Holdings, Ltd.	24,000	32,657

CITIC, Ltd.	18,000	18,695

Galaxy Entertainment Group, Ltd.	19,000	122,201

GDS Holdings, Ltd.(ADR) (1)	700	40,124

Geely Automobile Holdings, Ltd.	48,000	74,666

Greentown Service Group Co., Ltd.	20,000	26,321

Guangzhou R&F Properties Co., Ltd. — Class H	16,400	20,826

Hesteel Co., Ltd.	70,200	20,309

Huazhu Group, Ltd. (ADR)	400	14,404

Kingboard Holdings, Ltd.	8,000	19,517

KWG Property Holdings, Ltd. (1)	15,500	22,929

Maanshan Iron & Steel Co., Ltd.	56,923	21,040

Meituan Dianping — Class B (1)	3,200	42,846

MMG, Ltd. (1)	104,000	17,998

New Oriental Education & Technology Group, Inc. (SP ADR) (1)	200	25,532

Ping An Insurance Group Co. of China, Ltd. — Class H	9,150	93,115

Shanghai International Airport Co., Ltd.	2,800	27,770

Sichuan Swellfun Co., Ltd.	12,646	81,914

Sino Biopharmaceutical, Ltd.	21,000	30,610

Tencent Holdings, Ltd.	8,000	420,564

Tus Environmental Science And Technology Development Co., Ltd.	18,100	20,422

WuXi AppTec Co., Ltd. — Class H (1)	4,260	60,061

Wuxi Biologics, Inc. (1)	6,500	101,184

Yanzhou Coal Mining Co., Ltd. — Class H	22,000	16,715

Yuexiu Property Co., Ltd.	102,000	19,394

Yuzhou Properties Co., Ltd.	63,000	26,841

Issues	Shares	Value

China (Continued)

Zhongsheng Group Holdings, Ltd.	10,500	$42,145

Total China

(Cost: $1,596,232)		1,989,913

Egypt —1.3% (Cost: $57,271)

Commercial International Bank Egypt SAE	14,867	60,529

France —1.4% (Cost: $62,966)

Hermes International	90	65,763

Greece — 1.6%

Alpha Bank AE (1)	58,135	42,430

Piraeus Bank S.A. (1)	24,395	32,544

Total Greece

(Cost: $143,715)		74,974

Hungary —1.6% (Cost: $65,329)

Richter Gedeon Nyrt	3,624	77,633

India — 3.0%

Affle India Private, Ltd. (1)	1,000	19,130

Reliance Industries, Ltd.	4,107	79,743

Shriram Transport Finance Co., Ltd.	2,500	25,940

Vedanta, Ltd.	18,000	20,806

Total India

(Cost: $148,881)		145,619

Indonesia — 0.4% (Cost: $28,696)

Bank Central Asia Tbk PT	12,600	21,826

Kenya — 2.3% (Cost: $103,864)

Safaricom, Ltd.	414,100	111,433

Malaysia — 0.4% (Cost: $17,198)

Genting BHD	18,000	17,408

Mexico — 1.6%

Cemex S.A.B. de C.V. (1)	7,500	15,900

Genomma Lab Internacional S.A.B. de C.V. — Class B (1)	75,200	60,640

Total Mexico

(Cost: $89,544)		76,540

Panama — 0.5% (Cost: $22,984)

Copa Holdings S.A.	500	22,105

Philippines — 1.7%

BDO Unibank, Inc.	18,600	36,599

Wilcon Depot, Inc.	162,100	46,933

Total Philippines

(Cost: $108,285)		83,532

Russia — 4.7%

LUKOIL PJSC (SP ADR)	583	37,644

Sberbank of Russia PJSC	20,090	53,186

X5 Retail Group NV	2,219	65,505

See accompanying Notes to Financial Statements.

4

TCW Developing Markets Equity Fund

April 30, 2020

Issues	Shares	Value

Russia (Continued)

Yandex N.V. (1)	1,900	$71,782

Total Russia

(Cost: $234,491)		228,117

South Africa — 1.9%

Capitec Bank Holdings, Ltd.	258	12,694

Clicks Group, Ltd.	3,686	46,305

FirstRand, Ltd.	13,710	30,200

Total South Africa

(Cost: $115,697)		89,199

South Korea — 7.8%

CJ CheilJedang Corp.	100	22,495

Daewoo Shipbuilding & Marine Engineering Company, Limited (1)	1,300	18,313

Doosan Bobcat, Inc. (1)	1,000	19,355

Fila Holdings Corp.	900	25,731

Kakao Corp.	150	22,668

NCSoft Corp.	50	26,493

Samsung Electronics Co., Ltd.	4,109	168,952

Samwha Capacitor Co., Ltd.	500	19,994

Shinsegae, Inc.	237	51,416

Total South Korea

(Cost: $354,407)		375,417

Switzerland — 0.7% (Cost: $25,202)

Wizz Air Holdings PLC (1)	890	32,212

Taiwan — 13.3%

Accton Technology Corp.	10,000	72,491

ASPEED Technology, Inc.	1,000	39,544

Chailease Holding Co., Ltd.	19,000	72,188

Eva Airways Corp.	59,000	22,690

Taiwan Semiconductor Manufacturing Co., Ltd.	33,000	332,897

Taiwan Union Technology Corp.	14,000	63,117

Yageo Corp.	3,000	38,815

Total Taiwan

(Cost: $486,371)		641,742

Turkey — 0.3% (Cost: $16,432)

Turkiye Sise ve Cam Fabrikalari A.S.	22,973	15,941

United Kingdom — 0.6% (Cost: $22,876)

Genus PLC	650	27,967

United States — 3.6%

Applied Materials, Inc.	1,300	64,584

MSCI, Inc.	250	81,750

Western Digital Corp.	600	27,648

Total United States

(Cost: $135,199)		173,982

Total Common Stock

(Cost: $4,127,536)		4,597,439

Issues	Shares	Value

PREFERRED STOCK — 0.9%

Brazil — 0.5% (Cost: $21,321)

Centrais Eletricas Brasileiras S.A., 3.48%	4,500	$23,143

South Korea — 0.4% (Cost: $16,390)

LG Household & Health Care, Ltd., 0.72%	30	17,836

Total Preferred Stock

(Cost: $37,711)		40,979

MONEY MARKET INVESTMENTS — 4.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (2)	232,328	232,328

Total Money Market Investments

(Cost: $232,328)		232,328

Total Investments (101.3%)

(Cost: $4,397,575)		4,870,746

Liabilities in Excess of Other Assets (-1.3%)		(62,292)

Total Net Assets (100.0%)		$4,808,454

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2020.

See accompanying Notes to Financial Statements.

5

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Airlines	2.1%
Automobiles	1.6
Banks	7.2
Beverages	1.7
Biotechnology	0.6
Capital Markets	2.2
Commercial Services & Supplies	0.9
Communications Equipment	1.5
Construction & Engineering	0.5
Construction Materials	1.0
Consumer Finance	0.5
Diversified Consumer Services	1.7
Diversified Financial Services	2.1
Electric Utilities	0.5
Electronic Equipment, Instruments & Components	2.9
Entertainment	0.5
Food & Staples Retailing	2.3
Food Products	1.2
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	3.2
IT Services	0.8
Industrial Conglomerates	0.7
Insurance	1.9
Interactive Media & Services	20.6
Internet & Direct Marketing Retail	0.9
Life Sciences Tools & Services	3.4
Machinery	0.8
Media	0.4
Metals & Mining	2.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	2.9
Personal Products	0.4
Pharmaceuticals	3.5
Real Estate Management & Development	1.9
Semiconductors & Semiconductor Equipment	9.0
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	4.1
Textiles, Apparel & Luxury Goods	1.9
Transportation Infrastructure	1.2
Wireless Telecommunication Services	2.3
Money Market Investments	4.8

Total	101.3%

See accompanying Notes to Financial Statements.

6

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$40,345	$54,903	$—	$95,248
Automobiles	—	74,666	—	74,666
Banks	—	344,690	—	344,690
Beverages	—	81,914	—	81,914
Biotechnology	—	27,966	—	27,966
Capital Markets	107,300	—	—	107,300
Commercial Services & Supplies	—	46,743	—	46,743
Communications Equipment	—	72,491	—	72,491
Construction & Engineering	—	21,866	—	21,866
Construction Materials	15,900	32,657	—	48,557
Consumer Finance	—	25,940	—	25,940
Diversified Consumer Services	80,774	—	—	80,774
Diversified Financial Services	—	102,388	—	102,388
Electronic Equipment, Instruments & Components	—	141,443	—	141,443
Entertainment	—	26,492	—	26,492
Food & Staples Retailing	111,810	—	—	111,810
Food Products	35,232	22,495	—	57,727
Health Care Providers & Services	26,325	—	—	26,325
Hotels, Restaurants & Leisure	14,404	139,609	—	154,013
IT Services	40,124	—	—	40,124
Industrial Conglomerates	15,941	18,695	—	34,636
Insurance	—	93,115	—	93,115
Interactive Media & Services	546,662	443,232	—	989,894
Internet & Direct Marketing Retail	—	42,846	—	42,846
Life Sciences Tools & Services	—	161,245	—	161,245
Machinery	—	37,668	—	37,668
Media	—	19,130	—	19,130
Metals & Mining	21,683	80,153	—	101,836
Multiline Retail	—	51,416	—	51,416
Oil, Gas & Consumable Fuels	37,644	96,459	—	134,103
Pharmaceuticals	60,640	108,243	—	168,883
Real Estate Management & Development	—	89,990	—	89,990
Semiconductors & Semiconductor Equipment	64,584	372,441	—	437,025
Specialty Retail	—	89,078	—	89,078
Technology Hardware, Storage & Peripherals	27,648	168,952	—	196,600
Textiles, Apparel & Luxury Goods	—	91,495	—	91,495
Transportation Infrastructure	30,799	27,770	—	58,569
Wireless Telecommunication Services	—	111,433	—	111,433

Total Common Stock	1,277,815	3,319,624	—	4,597,439

Preferred Stock
Electric Utilities	23,143	—	—	23,143
Personal Products	—	17,836	—	17,836

Total Preferred Stock	23,143	17,836	—	40,979

Money Market Investments	232,328	—	—	232,328

Total Investments	$1,533,286	$3,337,460	$—	$4,870,746

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 96.5% of Net Assets

Angola — 0.9%

Angolan Government International Bond

8.25% (1)	05/09/28	$49,804,000	$22,217,565

9.13% (1)	11/26/49	20,765,000	9,087,932

9.38% (1)	05/08/48	38,190,000	16,714,092

Total Angola

(Cost: $117,873,007)			48,019,589

Argentina — 1.0%

Argentine Republic Government International Bond

5.88%	01/11/28	102,981,000	26,085,087

6.88%	01/26/27	103,879,000	26,490,184

Total Argentina

(Cost: $126,886,445)			52,575,271

Armenia — 0.3% (Cost: $22,175,000)

Ardshinbank CJSC

6.50% (1)	01/28/25	22,175,000	19,015,063

Bahrain — 2.6%

Bahrain Government International Bond

5.63% (1)	09/30/31	55,045,000	49,685,268

6.00% (2)	09/19/44	28,585,000	24,391,581

6.75% (2)	09/20/29	41,490,000	40,413,853

7.50% (2)	09/20/47	31,915,000	30,611,272

Total Bahrain

(Cost: $159,890,106)			145,101,974

Brazil — 6.6%

Andrade Gutierrez International S.A.

9.50% (1)	12/30/24	28,201,000	19,458,690

Banco BTG Pactual S.A.

7.75% (5 year U.S. Treasury Constant Maturity Rate + 5.257%) (1)(3)	02/15/29	15,495,000	14,323,578

Banco do Brasil S.A.

6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%) (2)(3)(4)	04/15/24	46,267,000	38,170,275

CSN Islands XI Corp.

6.75% (1)	01/28/28	27,425,000	18,066,219

CSN Islands XII Corp.

7.00% (2)(4)	06/23/20	20,188,000	12,393,539

Globo Comunicacao e Participacoes S.A.

4.88% (1)	01/22/30	36,850,000	33,130,453

Klabin Austria GmbH

7.00% (1)	04/03/49	46,800,000	45,805,500

MV24 Capital B.V.

6.75% (1)	06/01/34	27,895,637	23,763,596

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

Petrobras Global Finance B.V.

6.85%	06/05/15	$114,228,000	$107,522,817

Petrobras Global Finance B.V.

5.75%	02/01/29	19,885,000	18,965,319

Prumo Participacoes e Investimentos S/A

7.50% (1)	12/31/31	15,941,193	14,187,662

Usiminas International S.A.R.L.

5.88% (1)	07/18/26	17,030,000	15,140,734

Total Brazil

(Cost: $416,055,698)			360,928,382

Chile — 3.3%

AES Gener S.A.

7.13% (USD 5 Year Swap rate + 4.644%) (1)(3)	03/26/79	28,054,000	26,920,618

Chile Government International Bond

2.55%	01/27/32	28,670,000	28,858,147

3.50%	01/25/50	28,350,000	29,116,336

3.86%	06/21/47	31,165,000	33,854,851

Corp. Nacional del Cobre de Chile

3.15% (1)	01/14/30	27,560,000	26,767,650

3.70% (1)	01/30/50	16,290,000	14,874,806

Inversiones CMPC S.A.

3.85% (1)	01/13/30	8,255,000	7,976,807

Latam Finance, Ltd.

7.00% (1)	03/01/26	30,287,000	12,677,835

Total Chile

(Cost: $205,515,321)			181,047,050

China — 3.8%

China Aoyuan Group Ltd.

7.95% (2)	02/19/23	6,200,000	6,313,460

China Evergrande Group

8.25% (2)	03/23/22	50,656,000	45,218,395

9.50% (2)	04/11/22	11,589,000	10,451,829

Fantasia Holdings Group Co. Ltd.

7.38% (2)	10/04/21	32,500,000	31,037,500

10.88% (2)	01/09/23	5,500,000	5,280,794

12.25% (2)	10/18/22	900,000	891,000

Kaisa Group Holdings, Ltd.

8.50% (2)	06/30/22	46,660,000	43,561,776

11.95% (2)	11/12/23	6,620,000	6,351,890

New Metro Global, Ltd.

6.50% (2)	04/23/21	25,080,000	24,981,937

Ronshine China Holdings, Ltd.

8.75% (2)	10/25/22	17,571,000	17,623,713

Sunac China Holdings, Ltd.

7.88% (2)	02/15/22	17,800,000	17,959,612

Total China

(Cost: $211,494,788)			209,671,906

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Colombia — 3.4%

Bancolombia S.A.

4.63% (5 year Treasury Constant Maturity Rate + 2.944%) (3)	12/18/29	$29,362,000	$25,526,589

Colombia Government International Bond

3.00%	01/30/30	50,190,000	45,386,817

3.88%	04/25/27	6,390,000	6,315,237

Ecopetrol S.A.

5.88%	05/28/45	38,095,000	34,422,642

6.88%	04/29/30	22,670,000	23,293,425

Geopark, Ltd.

5.50% (1)	01/17/27	12,250,000	7,944,125

Grupo Aval, Ltd.

4.38% (1)	02/04/30	24,875,000	20,865,150

Millicom International Cellular S.A.

6.25% (1)	03/25/29	22,980,000	22,627,257

Total Colombia

(Cost: $205,107,875)			186,381,242

Costa Rica — 0.9%

Costa Rica Government International Bond

6.13% (1)	02/19/31	43,410,000	35,366,127

7.00% (2)	04/04/44	15,549,000	11,950,961

Total Costa Rica

(Cost: $59,813,025)			47,317,088

Dominican Republic — 3.6%

Dominican Republic International Bond

4.50% (1)	01/30/30	62,105,000	51,780,044

5.88% (1)	01/30/60	39,191,000	31,744,710

5.95% (1)	01/25/27	30,636,000	27,832,806

6.00% (1)	07/19/28	9,658,000	8,776,707

6.40% (1)	06/05/49	85,625,000	71,068,750

7.50% (2)	05/06/21	5,166,667	5,165,117

Total Dominican Republic

(Cost: $229,890,180)			196,368,134

Ecuador — 0.8%

Ecuador Government International Bond

7.88% (1)(5)	03/27/25	32,475,000	9,417,750

7.88% (1)(5)	01/23/28	47,879,000	13,765,213

8.88% (2)(5)	10/23/27	39,528,000	11,463,515

9.50% (1)(5)	03/27/30	28,900,000	8,525,500

Total Ecuador

(Cost: $138,064,684)			43,171,978

Egypt — 3.5%

Egypt Government International Bond

7.05% (1)	01/15/32	87,704,000	78,564,892

7.60% (1)	03/01/29	19,435,000	18,556,538

Issues	Maturity Date	Principal Amount	Value

Egypt (Continued)

8.50% (2)	01/31/47	$55,039,000	$49,483,501

8.70% (1)	03/01/49	52,422,000	47,335,428

Total Egypt

(Cost: $217,755,584)			193,940,359

El Salvador — 1.0%

El Salvador Government International Bond

5.88% (2)	01/30/25	41,596,000	33,614,768

7.12% (1)	01/20/50	29,134,000	22,433,180

Total El Salvador

(Cost: $67,677,900)			56,047,948

Ghana — 1.9%

Ghana Government International Bond

7.88% (1)	02/11/35	21,250,000	16,126,625

8.13% (1)	03/26/32	55,970,000	42,878,617

8.95% (1)	03/26/51	57,755,000	44,117,947

Total Ghana

(Cost: $135,444,477)			103,123,189

Guatemala — 0.6%

Guatemala Government Bond

5.38% (1)	04/24/32	12,040,000	12,455,380

6.13% (1)	06/01/50	19,935,000	20,877,926

Total Guatemala

(Cost: $31,973,405)			33,333,306

India — 2.4%

Adani Ports & Special Economic Zone, Ltd.

4.38% (1)	07/03/29	17,685,000	15,280,302

Delhi International Airport, Ltd.

6.45% (1)	06/04/29	23,255,000	20,262,081

Greenko Mauritius, Ltd.

6.25% (1)	02/21/23	19,680,000	18,450,006

Neerg Energy, Ltd.

6.00% (1)	02/13/22	16,347,000	14,906,421

Network i2i, Ltd.

5.65% (5 year Treasury Constant Maturity Rate + 4.274%) (2)(3)(4)	01/15/25	30,335,000	27,396,297

ReNew Power, Ltd.

6.45% (1)	09/27/22	15,475,000	13,608,328

Shriram Transport Finance Co., Ltd.

5.10% (1)	07/16/23	20,165,000	15,605,693

Vedanta Resources Finance II PLC

9.25% (2)	04/23/26	6,076,000	2,470,502

Vedanta Resources PLC

6.13% (2)	08/09/24	19,158,000	6,904,543

Total India

(Cost: $166,544,572)			134,884,173

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Indonesia — 6.9%

Freeport-McMoRan, Inc.

5.40%	11/14/34		$17,150,000	$16,206,750

Indonesia Asahan Aluminium Persero PT

5.71% (2)	11/15/23		12,000,000	12,388,125

6.53% (1)	11/15/28		29,163,000	31,714,762

6.76% (1)	11/15/48		48,162,000	52,684,412

Indonesia Government International Bond

3.85%	10/15/30		30,800,000	32,136,720

4.20%	10/15/50		28,125,000	28,757,812

Minejesa Capital B.V.

4.63% (2)	08/10/30		27,133,000	26,132,471

5.63% (1)	08/10/37		43,660,000	41,640,725

Pertamina Persero PT

4.15% (1)	02/25/60		35,950,000	30,180,025

5.63% (2)	05/20/43		7,995,000	8,231,926

Perusahaan Penerbit SBSN Indonesia III

4.15% (2)	03/29/27		70,605,000	74,135,250

Saka Energi Indonesia PT

4.45% (1)	05/05/24		26,094,000	22,930,103

Total Indonesia

(Cost: $376,621,882)				377,139,081

Iraq — 0.4% (Cost: $24,702,573)

Iraq International Bond

5.80% (2)	01/15/28		30,361,000	22,315,335

Israel — 1.8%

Israel Government International Bond

2.75%	07/03/30		28,780,000	30,286,453

3.88%	07/03/50		27,350,000	30,388,585

4.50%	04/03/20		30,625,000	35,984,375

Total Israel

(Cost: $88,798,905)				96,659,413

Ivory Coast — 1.5%

Ivory Coast Government International Bond

5.88% (1)	10/17/31	EUR	28,285,000	25,404,056

6.88% (1)	10/17/40	EUR	62,550,000	56,528,431

Total Ivory Coast

(Cost: $102,847,727)				81,932,487

Jamaica — 0.5%

Jamaica Government International Bond

7.88%	07/28/45		$15,475,000	16,403,500

8.00%	03/15/39		10,912,000	11,633,283

Total Jamaica

(Cost: $28,112,159)				28,036,783

Kazakhstan — 1.5% (Cost: $90,417,588)

KazMunayGas National Co. JSC

5.38% (1)	04/24/30		81,780,000	81,356,134

Issues	Maturity Date	Principal Amount		Value

Kenya — 1.0%

Kenya Government International Bond

8.00% (1)	05/22/32		$42,102,000	$38,332,187

8.25% (2)	02/28/48		19,485,000	17,551,114

Total Kenya

(Cost: $64,738,552)				55,883,301

Lebanon — 0.5% (Cost: $38,908,368)

Lebanon Government International Bond

8.25% (5)	05/17/34		139,956,000	25,192,080

Malaysia — 0.8%

Petronas Capital, Ltd.

3.50% (1)	04/21/30		21,525,000	22,622,775

4.55% (1)	04/21/50		17,590,000	19,486,078

Total Malaysia

(Cost: $38,842,924)				42,108,853

Mexico — 7.8%

Aerovias De Mexico S.A.

7.00% (1)	02/05/25		30,845,000	11,816,720

Alpek SAB de CV

4.25% (1)	09/18/29		19,825,000	17,306,605

Banco Mercantil del Norte S.A.

6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%) (1)(3)(4)	07/06/22		14,020,000	11,126,412

Banco Mercantil del Norte S.A.

7.50% (10 year Treasury Constant Maturity Rate + 5.470%) (1)(3)(4)	06/27/29		19,900,000	16,367,750

Banco Santander Mexico S.A.

5.38% (1)	04/17/25		19,235,000	19,775,504

Braskem Idesa SAPI

7.45% (1)	11/15/29		32,825,000	24,544,894

Industrias Penoles SAB de CV

5.65% (1)	09/12/49		39,206,000	37,564,249

Mexico Government International Bond

4.75%	04/27/32		21,325,000	21,561,707

5.00%	04/27/51		11,610,000	11,186,235

Petroleos Mexicanos

5.13% (2)	03/15/23	EUR	16,435,000	16,303,735

5.35%	02/12/28		$78,440,000	58,830,000

5.95% (1)	01/28/31		84,420,000	61,567,506

6.38%	01/23/45		58,810,000	39,814,370

6.49% (1)	01/23/27		19,520,000	15,877,568

6.50%	03/13/27		9,630,000	7,837,857

6.63%	06/15/35		43,592,000	31,004,810

6.88%	08/04/26		21,242,000	17,664,847

Southern Copper Corp.

5.88%	04/23/45		6,430,000	7,319,550

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Income Fund

April 30, 2020

Issues	Maturity Date	Principal Amount	Value

Mexico (Continued)

Unifin Financiera SAB de CV

8.38% (1)	01/27/28	$3,450,000	$1,638,750

Total Mexico

(Cost: $524,598,084)			429,109,069

Mongolia — 0.2% (Cost: $10,784,844)

Development Bank of Mongolia LLC

7.25% (1)	10/23/23	11,025,000	9,725,153

Nigeria — 2.7%

IHS Netherlands Holdco BV

7.13% (1)	03/18/25	26,675,000	24,311,595

Nigeria Government International Bond

7.14% (1)	02/23/30	23,470,000	17,884,873

7.63% (2)	11/28/47	48,190,000	35,660,600

7.70% (1)	02/23/38	67,630,000	50,479,455

7.88% (2)	02/16/32	23,275,000	17,796,065

Total Nigeria

(Cost: $187,477,066)			146,132,588

Oman — 0.8%

Oman Government International Bond

5.63% (1)	01/17/28	15,765,000	12,119,344

6.75% (2)	01/17/48	47,811,000	34,132,273

Total Oman

(Cost: $58,054,571)			46,251,617

Panama — 2.6%

Aeropuerto Internacional de Tocumen S. A.

6.00% (1)	11/18/48	11,915,000	12,206,917

C&W Senior Financing DAC

6.88% (1)	09/15/27	13,734,000	13,699,665

Global Bank Corp.

5.25% (3 mo. USD LIBOR + 3.300%) (1)(3)	04/16/29	36,645,000	34,570,893

Panama Government International Bond

3.16%	01/23/30	39,585,000	40,630,044

3.87%	07/23/60	12,500,000	13,082,500

4.50%	04/01/56	23,355,000	26,391,150

Total Panama

(Cost: $136,117,316)			140,581,169

Paraguay — 1.3%

Paraguay Government International Bond

4.95% (1)	04/28/31	13,750,000	14,239,500

5.40% (1)	03/30/50	19,630,000	20,415,200

5.60% (2)	03/13/48	23,067,000	24,305,698

Telefonica Celular del Paraguay S.A.

5.88% (1)	04/15/27	12,765,000	12,584,694

Total Paraguay

(Cost: $68,948,754)			71,545,092

Issues	Maturity Date	Principal Amount		Value

Peru — 0.8%

Nexa Resources S.A.

5.38% (2)	05/04/27		$14,488,000	$13,431,825

Peruvian Government International Bond

2.39%	01/23/26		10,815,000	11,004,262

2.78%	01/23/31		18,000,000	18,594,000

Total Peru

(Cost: $43,154,521)				43,030,087

Philippines — 0.6%

Philippine Government International Bond

2.46%	05/05/30		16,700,000	17,071,592

2.95%	05/05/45		13,700,000	14,145,250

Total Philippines

(Cost: $30,400,000)				31,216,842

Qatar — 2.9%

Qatar Government International Bond

3.40% (1)	04/16/25		10,325,000	11,018,711

3.75% (1)	04/16/30		80,010,000	87,538,941

4.40% (1)	04/16/50		55,645,000	63,457,558

Total Qatar

(Cost: $153,291,162)				162,015,210

Romania — 1.2%

Romanian Government International Bond

3.38% (2)	01/28/50	EUR	30,518,000	28,616,308

4.63% (2)	04/03/49	EUR	34,460,000	38,121,473

Total Romania

(Cost: $69,660,593)				66,737,781

Russia — 0.6%

Credit Bank of Moscow Via CBOM Finance PLC

4.70% (1)	01/29/25		$22,250,000	21,300,898

Sovcombank Via SovCom Capital DAC

7.75% (5 year Treasury Constant Maturity Rate + 6.38%) (1)(3)(4)	05/06/25		15,400,000	12,945,625

Total Russia

(Cost: $37,786,350)				34,246,523

Saudi Arabia — 4.4%

Saudi Arabian Oil Co.

4.25% (1)	04/16/39		38,440,000	40,046,792

Saudi Government International Bond

2.75% (1)	02/03/32		32,580,000	31,439,700

2.90% (1)	10/22/25		17,750,000	18,016,250

3.25% (1)	10/22/30		20,337,000	20,621,718

3.75% (1)	01/21/55		97,642,000	89,830,640

4.50% (1)	04/22/60		44,508,000	44,530,236

Total Saudi Arabia

(Cost: $250,147,255)				244,485,336

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

South Africa — 1.6%

Eskom Holdings SOC, Ltd.

6.75% (2)	08/06/23		$33,346,000	$25,197,238

7.13% (2)	02/11/25		46,305,000	34,149,937

SASOL Financing USA LLC

6.50%	09/27/28		11,590,000	7,649,400

South Africa Government Bond

4.30%	10/12/28		25,051,000	21,168,095

Total South Africa

(Cost: $116,440,119)				88,164,670

Sri Lanka — 2.4%

Sri Lanka Government Bond

5.75% (1)	04/18/23		59,135,000	36,072,350

6.75% (2)	04/18/28		52,398,000	30,128,702

6.83% (2)	07/18/26		20,450,000	11,899,344

6.85% (1)	03/14/24		27,982,000	17,067,271

7.55% (1)	03/28/30		46,445,000	26,622,274

7.85% (1)	03/14/29		20,265,000	11,956,350

Total Sri Lanka

(Cost: $218,375,973)				133,746,291

Tanzania — 0.2% (Cost: $13,118,419)

HTA Group, Ltd.

9.13% (2)	03/08/22		12,829,000	12,957,290

Turkey — 4.2%

Turkey Government International Bond

4.88%	10/09/26		107,175,000	94,528,350

4.88%	04/16/43		28,120,000	20,462,333

5.13%	02/17/28		37,600,000	32,771,972

5.25%	03/13/30		62,797,000	52,346,951

5.75%	05/11/47		21,965,000	16,750,509

Turkiye Vakiflar Bankasi TAO

5.25% (1)	02/05/25		13,245,000	12,022,487

Total Turkey

(Cost: $242,671,869)				228,882,602

Ukraine — 4.7%

Metinvest B.V.

7.75% (1)	10/17/29		43,555,000	28,480,887

Ukraine Government International Bond

0.00% (2)(6)(7)	05/31/40		105,745,000	78,676,078

4.38% (2)	01/27/30	EUR	10,875,000	9,252,765

7.38% (2)	09/25/32		$61,315,000	54,584,452

7.75% (2)	09/01/22		16,325,000	15,627,269

7.75% (2)	09/01/26		38,415,000	35,634,100

7.75% (2)	09/01/27		39,841,000	36,892,766

Total Ukraine

(Cost: $301,083,679)				259,148,317

Issues	Maturity Date	Principal Amount	Value

United Arab Emirates — 3.1%

Abu Dhabi Government International Bond

2.50% (1)	09/30/29	$42,250,000	$43,066,692

3.13% (1)	09/30/49	88,920,000	85,852,260

3.13% (1)	04/16/30	16,665,000	17,793,221

DP World PLC

4.70% (1)	09/30/49	25,783,000	22,614,269

Total United Arab Emirates

(Cost: $170,120,935)			169,326,442

Uruguay — 2.0%

Uruguay Government International Bond

4.38%	01/23/31	24,480,000	27,097,157

4.98%	04/20/55	72,300,000	82,342,470

Total Uruguay

(Cost: $98,900,646)			109,439,627

Venezuela — 0.3%

Venezuela Government International Bond

8.25% (5)(8)	10/13/24	60,057,200	5,104,862

9.25% (5)(8)	09/15/27	60,955,000	5,181,175

9.25% (5)(8)	05/07/28	49,048,000	4,169,080

Total Venezuela

(Cost: $55,533,009)			14,455,117

Vietnam — 0.6% (Cost: $32,271,875)

Mong Duong Finance Holdings B.V.

5.13% (1)	05/07/29	32,430,000	30,808,500

Total Fixed Income Securities

(Cost: $6,185,089,785)			5,293,555,442

MONEY MARKET INVESTMENTS (3.8%)

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (9)		210,431,166	210,431,166

Total Money Market Investments

(Cost: $210,431,166)			210,431,166

Total Investments (100.3%)

(Cost: $6,395,520,951)			5,503,986,608

Liabilities in Excess of Other Assets (-0.3%)			(15,725,778)

Total Net Assets (100.0%)			$5,488,260,830

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Income Fund

April 30, 2020

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America, N.A.	ZAR	462,338,750	06/09/20	$27,984,233	$25,082,249	$(2,901,984)
Citibank N.A.	BRL	266,843,000	06/09/20	56,236,670	49,145,145	(7,091,525)
Citibank N.A.	MXN	626,400,000	06/12/20	29,175,594	26,145,262	(3,030,332)

				$113,396,497	$100,372,656	$(13,023,841)

SELL (11)
Bank of America, N.A.	BRL	266,843,000	06/09/20	$57,000,000	$49,145,145	$7,854,855
Bank of America, N.A.	TRY	98,257,155	07/02/20	13,955,000	13,819,311	135,689
Barclays Bank PLC	EUR	2,970,000	06/29/20	3,253,765	3,256,725	(2,960)
BNP Paribas S.A.	EUR	14,500,000	06/29/20	16,005,077	15,899,837	105,240
BNP Paribas S.A.	TRY	177,958,797	07/02/20	25,390,476	25,028,895	361,581
Citibank N.A.	EUR	7,250,000	06/29/20	7,932,870	7,949,918	(17,048)
Citibank N.A.	ZAR	462,338,750	06/09/20	29,500,000	25,082,249	4,417,751
Goldman Sachs & Co.	EUR	132,500,000	06/29/20	145,422,286	145,291,604	130,682
Standard Chartered Bank	EUR	13,870,000	06/29/20	15,116,870	15,209,015	(92,145)
Standard Chartered Bank	MXN	626,400,000	06/12/20	30,000,000	26,145,263	3,854,737

				$343,576,344	$326,827,962	$16,748,382

Credit Default Swaps — Sell Protection

Notional Amount (12)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Receive Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium (Received)	Value (13)
OTC Swaps
$29,535,000	6/20/25	Barclays Capital	CDX.EM.33	1.0%	Quarterly	$491,904	$(3,703,531)	$(3,211,627)
58,751,101	6/20/25	Bank of America, N.A.	CDX.EM.33	1.0%	Quarterly	443,075	(6,831,652)	(6,388,577)

						$934,979	$(10,535,183)	$(9,600,204)

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
EUR	Euro Currency.
MXN	Mexican Peso.
TRY	Turkish New Lira.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $2,736,794,136 or 49.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2020, the value of these securities amounted to $1,218,223,769 or 22.2% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(4)	Perpetual Maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security is not accruing interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(13)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Airlines	0.5%
Banks	4.4
Chemicals	0.9
Commercial Services	0.7
Diversified Financial Services	0.9
Electric	3.4
Energy-Alternate Sources	0.9
Engineering & Construction	1.4
Foreign Government Bonds	58.6
Forest Products & Paper	0.1
Iron & Steel	1.0
Media	0.6
Metal Fabricate & Hardware	0.2
Mining	4.1
Oil & Gas	12.1
Packaging & Containers	0.8
Real Estate	3.8
Telecommunications	1.4
Transportation	0.7
Money Market Investments	3.8

Total	100.3%

See accompanying Notes to Financial Statements.

15

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$24,494,555	$—	$24,494,555
Banks	—	241,411,797	—	241,411,797
Chemicals	—	49,500,899	—	49,500,899
Commercial Services	—	37,894,571	—	37,894,571
Diversified Financial Services	—	49,634,240	—	49,634,240
Electric	—	184,849,490	—	184,849,490
Energy-Alternate Sources	—	46,964,755	—	46,964,755
Engineering & Construction	—	76,239,284	—	76,239,284
Foreign Government Bonds	—	3,200,064,419	14,455,117	3,214,519,536
Forest Products & Paper	—	7,976,807	—	7,976,807
Iron & Steel	—	56,015,161	—	56,015,161
Media	—	33,130,453	—	33,130,453
Metal Fabricate & Hardware	—	12,957,290	—	12,957,290
Mining	—	222,327,174	—	222,327,174
Oil & Gas	—	665,902,853	—	665,902,853
Packaging & Containers	—	45,805,500	—	45,805,500
Real Estate	—	209,671,906	—	209,671,906
Telecommunications	—	76,307,913	—	76,307,913
Transportation	—	37,951,258	—	37,951,258

Total Fixed Income Securities	—	5,279,100,325	14,455,117	5,293,555,442

Money Market Investments	210,431,166	—	—	210,431,166

Total Investments	$210,431,166	$5,279,100,325	$14,455,117	$5,503,986,608

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	16,860,535	—	16,860,535

Total	$210,431,166	$5,295,960,860	$14,455,117	$5,520,847,143

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(13,135,994)	$—	$(13,135,994)
Swap Contracts
Credit Risk	$—	$(9,600,204)	$—	$(9,600,204)

Total	$—	$(22,736,198)	$—	$(22,736,198)

See accompanying Notes to Financial Statements.

16

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 100.9% of Net Assets

Brazil — 9.8%

Brazil Notas do Tesouro Nacional, Series B

6.00%	05/15/35	BRL	2,780,000	$2,059,142

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/23	BRL	41,622,000	8,622,395

10.00%	01/01/25	BRL	25,310,000	5,327,727

10.00%	01/01/27	BRL	9,752,000	2,001,578

10.00%	01/01/29	BRL	10,037,000	2,184,785

Total Brazil

(Cost: $23,971,918)				20,195,627

Chile — 2.1%

Bonos de la Tesoreria de la Republica en pesos

4.70% (1)	09/01/30	CLP	2,075,000,000	2,936,408

5.00%	03/01/35	CLP	945,000,000	1,415,495

Total Chile

(Cost: $4,184,645)				4,351,903

China — 5.3%

Agricultural Development Bank of China

3.75%	01/25/29	CNY	68,840,000	10,317,166

China Development Bank

3.48%	01/08/29	CNY	5,070,000	747,095

Total China

(Cost: $10,997,886)				11,064,261

Colombia — 6.1%

Colombian TES (Treasury) Bond, Series B

6.00%	04/28/28	COP	14,872,800,000	3,612,288

7.50%	08/26/26	COP	18,159,000,000	4,958,035

7.75%	09/18/30	COP	5,512,000,000	1,486,840

10.00%	07/24/24	COP	8,584,700,000	2,574,019

Total Colombia

(Cost: $14,558,057)				12,631,182

Czech Republic — 2.8%

Czech Republic Government Bond

0.95% (1)	05/15/30	CZK	31,480,000	1,245,765

2.00%	10/13/33	CZK	66,080,000	2,873,137

2.50% (1)	08/25/28	CZK	35,970,000	1,612,505

Total Czech Republic

(Cost: $6,117,973)				5,731,407

Hungary — 3.7%

Hungary Government Bond

2.50%	10/24/24	HUF	165,000,000	537,270

2.75%	12/22/26	HUF	786,410,000	2,620,831

3.00%	08/21/30	HUF	726,280,000	2,479,660

3.25%	10/22/31	HUF	606,530,000	2,126,691

Total Hungary

(Cost: $7,237,258)				7,764,452

Issues	Maturity Date	Principal Amount		Value

Indonesia — 11.6%

Indonesia Treasury Bond

5.63%	05/15/23	IDR	11,930,000,000	$777,956

6.63%	05/15/33	IDR	10,030,000,000	589,595

7.00%	05/15/22	IDR	9,657,000,000	658,948

7.50%	08/15/32	IDR	57,258,000,000	3,683,758

8.13%	05/15/24	IDR	35,800,000,000	2,487,348

8.25%	05/15/29	IDR	1,872,000,000	128,492

8.38%	03/15/24	IDR	39,853,000,000	2,785,021

8.38%	09/15/26	IDR	74,674,000,000	5,195,805

8.38%	03/15/34	IDR	70,685,000,000	4,836,042

9.00%	03/15/29	IDR	40,076,000,000	2,874,588

Total Indonesia

(Cost: $25,030,966)				24,017,553

Malaysia — 6.8%

Malaysia Government Bond

3.48%	06/14/24	MYR	9,100,000	2,193,523

3.48%	03/15/23	MYR	11,720,000	2,806,668

3.84%	04/15/33	MYR	2,503,000	619,696

3.88%	03/10/22	MYR	7,700,000	1,839,270

3.89%	08/15/29	MYR	9,900,000	2,495,721

3.90%	11/16/27	MYR	11,410,000	2,853,957

4.89%	06/08/38	MYR	4,338,000	1,211,098

Total Malaysia

(Cost: $13,963,606)				14,019,933

Mexico — 10.6%

Mexican Bonos

6.50%	06/09/22	MXN	54,260,000	2,337,626

6.75%	03/09/23	MXN	13,150,000	573,863

8.00%	09/05/24	MXN	41,060,000	1,893,162

8.50%	11/18/38	MXN	25,290,000	1,155,098

Mexico Government Bond (BONOS)

5.75%	03/05/26	MXN	49,690,000	2,076,177

7.75%	05/29/31	MXN	60,920,000	2,727,296

8.00%	12/07/23	MXN	93,840,000	4,279,898

8.50%	05/31/29	MXN	42,130,000	1,999,273

10.00%	12/05/24	MXN	99,080,000	4,918,759

Total Mexico

(Cost: $25,605,162)				21,961,152

Peru — 5.5%

Peruvian Government Bond

5.40% (2)	08/12/34	PEN	730,000	222,851

Peruvian Government International Bond

6.15% (1)	08/12/32	PEN	9,073,000	2,982,139

6.90% (1)	08/12/37	PEN	12,766,000	4,336,828

6.95% (1)	08/12/31	PEN	10,811,000	3,808,470

Total Peru

(Cost: $11,239,344)				11,350,288

See accompanying Notes to Financial Statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Philippines — 0.3% (Cost: $624,832)

Philippine Government Bond

5.50%	03/08/23	PHP	33,300,000	$703,191

Poland — 3.7%

Poland Government Bond

2.50%	07/25/27	PLN	14,404,000	3,775,791

2.75%	10/25/29	PLN	14,157,000	3,804,919

Total Poland

(Cost: $7,389,402)				7,580,710

Romania — 2.4%

Romania Government Bond

3.65%	09/24/31	RON	5,130,000	1,035,241

4.25%	06/28/23	RON	2,255,000	518,244

5.00%	02/12/29	RON	8,470,000	1,956,432

5.85%	04/26/23	RON	6,340,000	1,520,655

Total Romania

(Cost: $5,281,098)				5,030,572

Russia — 9.6%

Russian Federal Bond — OFZ

6.50%	02/28/24	RUB	34,424,000	481,804

6.90%	05/23/29	RUB	164,500,000	2,371,843

7.05%	01/19/28	RUB	237,500,000	3,454,166

7.10%	10/16/24	RUB	185,400,000	2,658,185

7.25%	05/10/34	RUB	62,900,000	938,208

7.40%	12/07/22	RUB	193,300,000	2,747,285

7.65%	04/10/30	RUB	99,700,000	1,510,989

7.75%	09/16/26	RUB	172,000,000	2,579,765

8.15%	02/03/27	RUB	207,300,000	3,187,484

Total Russia

(Cost: $22,053,924)				19,929,729

Serbia —1.3% (Cost: $2,801,364)

Serbia Treasury Bond

4.50%	01/11/26	RSD	275,000,000	2,738,347

South Africa — 8.7%

South Africa Government Bond

6.25%	03/31/36	ZAR	95,500,000	3,317,150

7.00%	02/28/31	ZAR	32,300,000	1,351,095

8.00%	01/31/30	ZAR	137,500,000	6,396,202

8.25%	03/31/32	ZAR	43,700,000	1,951,925

8.75%	01/31/44	ZAR	13,600,000	561,210

9.00%	01/31/40	ZAR	104,000,000	4,486,599

Total South Africa

(Cost: $23,218,127)				18,064,181

Issues	Maturity Date	Principal Amount		Value

Thailand — 5.8%

Thailand Government Bond

3.30%	06/17/38	THB	272,874,000	$10,763,153

3.40%	06/17/36	THB	29,739,000	1,164,375

Total Thailand

(Cost: $11,532,036)				11,927,528

Turkey — 2.0%

Turkey Government Bond

9.50%	01/12/22	TRY	12,500,000	1,801,810

10.70%	02/17/21	TRY	1,619,271	236,838

11.00%	03/02/22	TRY	1,406,250	207,029

11.00%	02/24/27	TRY	9,400,000	1,317,439

16.20%	06/14/23	TRY	3,050,000	501,388

Total Turkey

(Cost: $4,515,953)				4,064,504

Ukraine — 2.8%

Ukraine Government International Bond

14.30% (2)	05/06/20	UAH	18,326,000	679,748

14.50% (2)	08/19/20	UAH	15,000,000	557,747

14.64% (2)	06/10/20	UAH	8,453,000	306,189

16.00% (2)	05/24/23	UAH	39,334,000	1,520,527

16.06% (2)	08/03/22	UAH	36,047,000	1,377,375

17.25% (2)	09/30/20		UAH 22,493,000	844,218

17.25% (2)	01/05/22	UAH	11,505,000	441,703

Total Ukraine

(Cost: $6,719,944)				5,727,507

Total Fixed Income Securities

(Cost: $227,043,495)				208,854,027

		Shares

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (3)			116,974	116,974

Total Money Market Investments

(Cost: $116,974)				116,974

Total Investments (101.0%)

(Cost: $227,160,469)				208,971,001

Liabilities in Excess of Other Assets (-1.0%)				(1,976,560)

Total Net Assets (100.0%)				$206,994,441

See accompanying Notes to Financial Statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2020

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America, N.A.	COP	4,314,740,172	05/18/20	$1,273,348	$1,099,568	$(173,780)
Bank of America, N.A.	COP	8,340,395,750	06/23/20	2,087,186	2,119,427	32,241
Bank of America, N.A.	CZK	251,504,400	06/09/20	11,060,000	10,192,213	(867,787)
Bank of America, N.A.	MXN	45,949,050	06/10/20	2,030,000	1,918,435	(111,565)
Bank of America, N.A.	RUB	83,712,480	07/21/20	1,072,000	1,119,627	47,627
Bank of America, N.A.	ZAR	11,904,927	05/11/20	642,000	647,770	5,770
Barclays Capital	COP	7,625,259,000	06/23/20	1,863,000	1,937,699	74,699
Barclays Capital	JPY	221,894,225	06/29/20	2,030,000	2,076,711	46,711
Barclays Capital	PLN	39,657,355	07/10/20	9,501,612	9,573,706	72,094
Barclays Capital	RUB	64,304,500	06/18/20	845,000	864,018	19,018
Barclays Capital	THB	131,104,600	07/08/20	3,970,280	4,052,260	81,980
BNP Paribas S.A.	COP	3,391,092,850	06/23/20	850,000	861,730	11,730
BNP Paribas S.A.	JPY	224,924,000	06/29/20	2,030,000	2,105,066	75,066
BNP Paribas S.A.	MXN	55,244,033	06/10/20	2,500,000	2,306,513	(193,487)
BNP Paribas S.A.	PLN	11,377,852	07/10/20	2,730,925	2,746,734	15,809
BNP Paribas S.A.	SGD	3,856,000	05/11/20	2,770,911	2,739,253	(31,658)
Citibank N.A.	BRL	5,236,246	05/07/20	1,226,000	967,155	(258,845)
Citibank N.A.	CLP	4,322,528,619	06/30/20	5,101,000	5,178,391	77,391
Citibank N.A.	COP	4,784,726,302	05/18/20	1,406,652	1,219,339	(187,313)
Citibank N.A.	MXN	65,701,719	06/10/20	2,728,886	2,743,135	14,249
Citibank N.A.	UYU	57,572,450	05/19/20	1,495,000	1,358,241	(136,759)
Citibank N.A.	ZAR	11,866,458	05/11/20	765,000	645,677	(119,323)
JPMorgan Chase Bank	CLP	3,333,264,500	05/26/20	4,133,000	3,989,809	(143,191)
JPMorgan Chase Bank	HUF	837,069,700	07/09/20	2,540,000	2,606,466	66,466
JPMorgan Chase Bank	RON	6,056,384	05/12/20	1,384,000	1,372,729	(11,271)
JPMorgan Chase Bank	RUB	81,106,000	07/21/20	1,070,000	1,084,766	14,766
JPMorgan Chase Bank	SGD	3,857,672	05/11/20	2,709,896	2,740,440	30,544
JPMorgan Chase Bank	ZAR	35,489,435	05/11/20	2,128,047	1,931,047	(197,000)

				$73,943,743	$72,197,925	$(1,745,818)

SELL (5)
Bank of America, N.A.	COP	1,774,800,000	05/18/20	$510,000	$452,290	$57,710
Bank of America, N.A.	IDR	17,280,240,000	07/17/20	1,068,000	1,150,782	(82,782)
Bank of America, N.A.	ZAR	24,991,160	05/11/20	1,630,000	1,359,817	270,183
Barclays Capital	CLP	3,333,264,500	05/26/20	4,011,535	3,989,809	21,726
Barclays Capital	CLP	1,047,073,596	06/30/20	1,220,721	1,254,394	(33,673)
Barclays Capital	COP	19,356,747,600	06/23/20	4,668,000	4,918,856	(250,856)
Barclays Capital	CZK	106,980,730	06/09/20	4,242,000	4,335,392	(93,392)
Barclays Capital	MXN	115,928,292	06/10/20	5,635,000	4,840,162	794,838
Barclays Capital	MYR	9,254,460	07/27/20	2,110,000	2,145,524	(35,524)
Barclays Capital	RUB	64,304,500	06/18/20	784,201	864,018	(79,817)
Barclays Capital	ZAR	18,002,894	05/11/20	1,128,000	979,572	148,428
BNP Paribas S.A.	BRL	5,236,246	05/07/20	1,121,252	967,155	154,097
BNP Paribas S.A.	CLP	863,000,000	06/30/20	1,007,025	1,033,874	(26,849)
BNP Paribas S.A.	COP	7,324,666,474	05/18/20	2,029,460	1,866,616	162,844
BNP Paribas S.A.	CZK	42,693,594	06/09/20	1,661,000	1,730,157	(69,157)
BNP Paribas S.A.	SGD	3,848,638	05/11/20	2,770,000	2,734,023	35,977
BNP Paribas S.A.	ZAR	79,048,884	05/11/20	4,520,288	4,301,201	219,087

See accompanying Notes to Financial Statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Sell (Continued)
Citibank N.A.	BRL	9,038,849	07/28/20	$1,588,000	$1,660,554	$(72,554)
Citibank N.A.	PEN	7,256,603	07/21/20	2,122,000	2,141,697	(19,697)
Citibank N.A.	UYU	57,572,450	05/19/20	1,242,231	1,358,241	(116,010)
Goldman Sachs & Co.	CZK	36,994,636	06/09/20	1,484,000	1,499,207	(15,207)
Goldman Sachs & Co.	ZAR	12,087,424	05/11/20	780,000	657,700	122,300
JPMorgan Chase Bank	CLP	762,728,978	06/30/20	891,976	913,750	(21,774)
JPMorgan Chase Bank	HUF	837,069,700	07/09/20	2,581,159	2,606,466	(25,307)
JPMorgan Chase Bank	MXN	50,966,510	06/10/20	2,107,230	2,127,921	(20,691)
JPMorgan Chase Bank	SGD	3,865,034	05/11/20	2,780,000	2,745,671	34,329
Standard Chartered Bank	CZK	7,791,786	06/09/20	305,000	315,762	(10,762)
Standard Chartered Bank	ZAR	13,482,975	05/11/20	885,000	733,634	151,366

				$56,883,078	$55,684,245	$1,198,833

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PHP	Philippines Peso.
PLN	Polish Zloty.
RON	Romanian New Leu.
RSD	Serbian Dinar.
RUB	Russian Ruble.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
UAH	Ukraine Hryvnia.
USD	U.S. Dollar.
UYU	Uruguayan Peso.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2020, the value of these securities amounted to $16,922,115 or 8.2% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $5,950,358 or 2.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

20

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	April 30, 2020

Sector	Percentage of Net Assets
Banks	5.3%
Foreign Government Bonds	95.6
Money Market Investments	0.1

Total	101.0%

See accompanying Notes to Financial Statements.

21

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2020

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$11,064,261	$—	$11,064,261
Foreign Government Bonds	—	197,789,766	—	197,789,766

Total Fixed Income Securities	—	208,854,027	—	208,854,027

Money Market Investments	116,974	—	—	116,974

Total Investments	$116,974	$208,854,027	$—	$208,971,001

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,859,046	—	2,859,046

Total	$116,974	$211,713,073	$—	$211,830,047

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,406,031)	$—	$(3,406,031)

Total	$—	$(3,406,031)	$—	$(3,406,031)

See accompanying Notes to Financial Statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2020

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 34.8% of Net Assets

Angola — 0.4%

Angolan Government International Bond

8.25% (1)	05/09/28	$225,000	$100,372

9.38% (1)	05/08/48	425,000	186,004

Total Angola

(Cost: $728,060)			286,376

Argentina — 0.4%

Argentine Republic Government International Bond

5.88%	01/11/28	605,000	153,247

6.88%	01/26/27	630,000	160,656

Total Argentina

(Cost: $744,330)			313,903

Armenia — 0.2% (Cost: $200,000)

Ardshinbank CJSC

6.50% (1)	01/28/25	200,000	171,500

Bahrain — 0.8%

Bahrain Government International Bond

5.63% (1)	09/30/31	220,000	198,579

6.75% (2)	09/20/29	200,000	194,813

7.50% (2)	09/20/47	250,000	239,787

Total Bahrain

(Cost: $669,524)			633,179

Brazil — 1.9%

Andrade Gutierrez International S.A.

9.50% (1)	12/30/24	230,000	158,700

Banco do Brasil S.A.

6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%) (2)(3)(4)	04/15/24	200,000	165,000

CSN Islands XI Corp.

6.75% (1)	01/28/28	200,000	131,750

CSN Islands XII Corp.

7.00% (2)(4)	06/23/20	200,000	122,781

Globo Comunicacao e Participacoes S.A.

4.88% (1)	01/22/30	200,000	179,813

Klabin Austria GmbH

7.00% (1)	04/03/49	200,000	195,750

MV24 Capital B.V.

6.75% (1)	06/01/34	197,212	168,000

Petrobras Global Finance B.V.

6.85%	06/05/15	265,000	249,444

Petrobras Global Finance B.V.

5.75%	02/01/29	235,000	224,131

Total Brazil

(Cost: $1,838,597)			1,595,369

Issues	Maturity Date	Principal Amount	Value

Chile — 1.2%

AES Gener S.A.

7.13% (USD 5 Year Swap rate + 4.644%) (1)(3)	03/26/79	$200,000	$191,920

Chile Government International Bond

2.55%	01/27/32	200,000	201,312

3.50%	01/25/50	200,000	205,406

Corp. Nacional del Cobre de Chile

3.15% (1)	01/14/30	275,000	267,094

Latam Finance, Ltd.

7.00% (1)	03/01/26	200,000	83,718

Total Chile

(Cost: $1,105,138)			949,450

China — 1.4%

China Evergrande Group

8.25% (2)	03/23/22	200,000	178,531

Fantasia Holdings Group Co. Ltd.

7.38% (2)	10/04/21	200,000	191,000

Kaisa Group Holdings, Ltd.

8.50% (2)	06/30/22	200,000	186,720

New Metro Global, Ltd.

6.50% (2)	04/23/21	200,000	199,218

Sunac China Holdings, Ltd.

7.88% (2)	02/15/22	400,000	403,587

Total China

(Cost: $1,121,669)			1,159,056

Colombia — 1.5%

Bancolombia S.A.

4.63% (5 year U.S. Treasury Constant Maturity Rate + 2.944%) (3)	12/18/29	200,000	173,875

Colombia Government International Bond

3.00%	01/30/30	200,000	180,860

3.88%	04/25/27	200,000	197,660

Ecopetrol S.A.

5.88%	05/28/45	240,000	216,864

6.88%	04/29/30	125,000	128,437

Grupo Aval, Ltd.

4.38% (1)	02/04/30	200,000	167,760

Millicom International Cellular S.A.

6.25% (1)	03/25/29	200,000	196,930

Total Colombia

(Cost: $1,323,034)			1,262,386

Costa Rica — 0.2% (Cost: $204,631)

Costa Rica Government International Bond

6.13% (1)	02/19/31	200,000	162,940

See accompanying Notes to Financial Statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Dominican Republic — 1.1%

Dominican Republic International Bond

4.50% (1)	01/30/30	$400,000	$333,500

6.40% (1)	06/05/49	720,000	597,600

Total Dominican Republic

(Cost: $1,093,167)			931,100

Ecuador — 0.3%

Ecuador Government International Bond

7.88% (1)(5)	03/27/25	200,000	58,000

7.88% (1)(5)	01/23/28	400,000	115,000

9.50% (1)(5)	03/27/30	300,000	88,500

Total Ecuador

(Cost: $842,195)			261,500

Egypt — 1.3%

Egypt Government International Bond

7.05% (1)	01/15/32	400,000	358,318

7.60% (1)	03/01/29	270,000	257,796

8.50% (2)	01/31/47	200,000	179,813

8.70% (1)	03/01/49	275,000	248,316

Total Egypt

(Cost: $1,168,747)			1,044,243

El Salvador —0.3% (Cost: $312,564)

El Salvador Government International Bond

5.88% (2)	01/30/25	350,000	282,844

Ghana — 0.7%

Ghana Government International Bond

7.88% (1)	02/11/35	200,000	151,780

8.13% (1)	03/26/32	300,000	229,830

8.95% (1)	03/26/51	300,000	229,164

Total Ghana

(Cost: $784,380)			610,774

Guatemala — 0.3% (Cost: $199,984)

Guatemala Government Bond

6.13% (1)	06/01/50	200,000	209,460

India — 0.7%

Greenko Mauritius, Ltd.

6.25% (1)	02/21/23	200,000	187,500

Neerg Energy, Ltd.

6.00% (1)	02/13/22	200,000	182,375

ReNew Power, Ltd.

6.45% (1)	09/27/22	130,000	114,319

Vedanta Resources PLC

6.13% (2)	08/09/24	200,000	72,080

Total India

(Cost: $712,257)			556,274

Issues	Maturity Date	Principal Amount		Value

Indonesia — 3.0%

Freeport-McMoRan, Inc.

5.40%	11/14/34		$130,000	$122,850

Indonesia Asahan Aluminium Persero PT

6.53% (1)	11/15/28		250,000	271,875

6.76% (1)	11/15/48		400,000	437,560

Indonesia Government International Bond

4.20%	10/15/50		400,000	409,000

Minejesa Capital B.V.

4.63% (2)	08/10/30		200,000	192,625

5.63% (1)	08/10/37		200,000	190,750

Pertamina Persero PT

4.15% (1)	02/25/60		200,000	167,900

5.63% (2)	05/20/43		200,000	205,927

Perusahaan Penerbit SBSN Indonesia III

4.15% (2)	03/29/27		300,000	315,000

Saka Energi Indonesia PT

4.45% (1)	05/05/24		200,000	175,750

Total Indonesia

(Cost: $2,553,456)				2,489,237

Iraq — 0.2% (Cost: $197,096)

Iraq International Bond

5.80% (2)	01/15/28		250,000	183,750

Israel — 0.5%

Israel Government International Bond

2.75%	07/03/30		210,000	220,992

3.88%	07/03/50		200,000	222,220

Total Israel

(Cost: $416,991)				443,212

Ivory Coast — 0.5% (Cost: $502,456)

Ivory Coast Government International Bond

6.88% (1)	10/17/40	EUR	445,000	402,161

Jamaica — 0.1% (Cost: $104,490)

Jamaica Government International Bond

8.00%	03/15/39		$100,000	106,610

Kazakhstan — 0.5% (Cost: $436,022)

KazMunayGas National Co. JSC

5.38% (1)	04/24/30		400,000	397,927

Kenya — 0.6%

Kenya Government International Bond

8.00% (1)	05/22/32		300,000	273,138

8.25% (2)	02/28/48		200,000	180,150

Total Kenya

(Cost: $527,896)				453,288

See accompanying Notes to Financial Statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2020

Issues	Maturity Date	Principal Amount		Value

Lebanon — 0.2% (Cost: $239,512)

Lebanon Government International Bond

8.25% (5)	05/17/34		$870,000	$156,600

Malaysia — 0.3% (Cost: $200,000)

Petronas Capital, Ltd.

4.55% (1)	04/21/50		200,000	221,559

Mexico — 2.9%

Aerovias De Mexico S.A.

7.00% (1)	02/05/25		200,000	76,620

Banco Mercantil del Norte S.A.

6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%) (1)(3)(4)	07/06/22		200,000	158,722

Banco Santander Mexico S.A.

5.38% (1)	04/17/25		150,000	154,215

Braskem Idesa SAPI

7.45% (1)	11/15/29		200,000	149,550

Industrias Penoles SAB de CV

5.65% (1)	09/12/49		200,000	191,625

Mexico Government International Bond

4.75%	04/27/32		250,000	252,775

Petroleos Mexicanos

5.13% (2)	03/15/23	EUR	115,000	114,082

5.35%	02/12/28		$415,000	311,250

5.95% (1)	01/28/31		325,000	237,022

6.38%	01/23/45		620,000	419,740

6.49% (1)	01/23/27		65,000	52,871

6.50%	03/13/27		135,000	109,877

6.63%	06/15/35		43,000	30,584

6.88%	08/04/26		115,000	95,634

Southern Copper Corp.

5.88%	04/23/45		45,000	51,225

Total Mexico

(Cost: $2,960,636)				2,405,792

Nigeria — 1.0%

IHS Netherlands Holdco BV

7.13% (1)	03/18/25		200,000	182,280

Nigeria Government International Bond

7.63% (2)	11/28/47		400,000	296,000

7.70% (1)	02/23/38		400,000	298,562

Total Nigeria

(Cost: $904,681)				776,842

Oman — 0.3% (Cost: $295,977)

Oman Government International Bond

6.75% (2)	01/17/48		330,000	235,587

Issues	Maturity Date	Principal Amount		Value

Panama — 0.8%

C&W Senior Financing DAC

6.88% (1)	09/15/27		$200,000	$199,500

Global Bank Corp.

5.25% (3 mo. USD LIBOR + 3.300%) (1)(3)	04/16/29		270,000	254,718

Panama Government International Bond

4.50%	04/01/56		200,000	226,000

Total Panama

(Cost: $668,410)				680,218

Paraguay — 0.5%

Paraguay Government International Bond

4.95% (1)	04/28/31		200,000	207,120

5.60% (2)	03/13/48		200,000	210,740

Total Paraguay

(Cost: $388,000)				417,860

Peru — 0.2%

Peruvian Government International Bond

2.39%	01/23/26		55,000	55,963

2.78%	01/23/31		95,000	98,135

Total Peru

(Cost: $150,003)				154,098

Philippines — 0.3% (Cost: $200,000)

Philippine Government International Bond

2.46%	05/05/30		200,000	204,450

Qatar — 1.0%

Qatar Government International Bond

3.75% (1)	04/16/30		400,000	437,640

4.40% (1)	04/16/50		300,000	342,120

Total Qatar

(Cost: $752,544)				779,760

Romania — 0.5%

Romanian Government International Bond

3.38% (2)	01/28/50	EUR	205,000	192,226

4.63% (2)	04/03/49	EUR	200,000	221,250

Total Romania

(Cost: $433,189)				413,476

Russia — 0.2% (Cost: $200,000)

Credit Bank of Moscow Via CBOM Finance PLC

4.70% (1)	01/29/25		$200,000	191,469

Saudi Arabia — 1.4%

Saudi Arabian Oil Co.

4.25% (1)	04/16/39		200,000	208,360

See accompanying Notes to Financial Statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Saudi Arabia (Continued)

Saudi Government International Bond

2.90% (1)	10/22/25	$200,000	$203,000

3.75% (1)	01/21/55	250,000	230,000

4.50% (1)	04/22/60	500,000	500,250

Total Saudi Arabia

(Cost: $1,138,407)			1,141,610

South Africa — 0.8%

Eskom Holdings SOC, Ltd.

6.75% (2)	08/06/23	200,000	151,126

7.13% (2)	02/11/25	400,000	295,000

South Africa Government Bond

4.30%	10/12/28	225,000	190,125

Total South Africa

(Cost: $839,455)			636,251

Sri Lanka — 0.8%

Sri Lanka Government Bond

5.75% (1)	04/18/23	300,000	183,000

6.75% (2)	04/18/28	200,000	114,999

6.85% (1)	03/14/24	200,000	121,988

7.55% (1)	03/28/30	250,000	143,300

7.85% (1)	03/14/29	200,000	118,000

Total Sri Lanka

(Cost: $1,111,206)			681,287

Tanzania — 0.2% (Cost: $203,325)

HTA Group, Ltd.

9.13% (2)	03/08/22	200,000	202,000

Turkey — 1.6%

Turkey Government International Bond

4.88%	10/09/26	320,000	282,240

4.88%	04/16/43	200,000	145,536

5.25%	03/13/30	500,000	416,795

5.75%	05/11/47	200,000	152,520

6.13%	10/24/28	325,000	296,660

Total Turkey

(Cost: $1,277,898)			1,293,751

Ukraine — 1.6%

Metinvest B.V.

7.75% (1)	10/17/29	200,000	130,781

Ukraine Government International Bond

0.00% (2)(6)(7)	05/31/40	1,019,000	758,153

7.75% (2)	09/01/26	320,000	296,835

7.75% (2)	09/01/27	140,000	129,640

Total Ukraine

(Cost: $1,492,645)			1,315,409

Issues	Maturity Date	Principal Amount	Value

United Arab Emirates — 1.0%

Abu Dhabi Government International Bond

2.50% (1)	09/30/29	$200,000	$203,866

3.13% (1)	04/16/30	200,000	213,540

3.13% (1)	09/30/49	200,000	193,100

DP World PLC

4.70% (1)	09/30/49	200,000	175,420

Total United Arab Emirates

(Cost: $792,066)			785,926

Uruguay — 0.7%

Uruguay Government International Bond

4.38%	01/23/31	140,000	154,968

4.98%	04/20/55	359,000	408,865

Total Uruguay

(Cost: $503,598)			563,833

Venezuela — 0.1%

Venezuela Government International Bond

9.25% (5)(8)	09/15/27	550,000	46,750

9.25% (5)(8)	05/07/28	787,000	66,895

Total Venezuela

(Cost: $413,469)			113,645

Vietnam — 0.3% (Cost: $250,000)

Mong Duong Finance Holdings B.V.

5.13% (1)	05/07/29	250,000	237,500

Total Fixed Income Securities

(Cost: $33,201,705)			28,515,462

		Shares

COMMON STOCK — 64.1%

Argentina — 0.7% (Cost: $574,931)

MercadoLibre, Inc. (9)		1,000	583,510

Brazil — 2.6%

Arco Platform, Ltd. (9)		13,300	667,926

B3 S.A. — Brasil Bolsa Balcao		42,000	298,088

CCR S.A.		108,700	247,990

Cia Siderurgica Nacional S.A.		145,500	240,829

JBS SA		94,100	414,413

Notre Dame Intermedica Participacoes S.A.		28,600	289,577

Total Brazil

(Cost: $2,509,655)			2,158,823

Chile — 0.2% (Cost: $175,087)

Latam Airlines Group S.A. (SP ADR)		53,200	202,160

China — 27.9%

Alibaba Group Holding, Ltd. (SP ADR) (9)		25,262	5,119,850

China Gezhouba Group Co., Ltd.		265,800	243,178

See accompanying Notes to Financial Statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2020

Issues	Shares	Value

China (Continued)

China Merchants Bank Co., Ltd. — Class H	125,000	$591,550

China Resources Cement Holdings, Ltd.	258,000	351,068

CITIC, Ltd.	220,000	228,497

Galaxy Entertainment Group, Ltd.	232,000	1,492,138

GDS Holdings, Ltd.(ADR) (9)	7,700	441,364

Geely Automobile Holdings, Ltd.	572,000	889,776

Greentown Service Group Co., Ltd.	252,000	331,643

Guangzhou R&F Properties Co., Ltd. — Class H	197,200	250,426

Hesteel Co., Ltd.	845,000	244,458

Huazhu Group, Ltd. (ADR)	3,800	136,838

Kingboard Holdings, Ltd.	94,500	230,543

KWG Property Holdings, Ltd.	173,500	256,662

Maanshan Iron & Steel Co., Ltd.	686,300	253,674

Meituan Dianping — Class B (9)	39,700	531,557

MMG, Ltd. (9)	1,148,000	198,671

New Oriental Education & Technology Group, Inc. (SP ADR) (9)	2,151	274,597

Ping An Insurance Group Co. of China, Ltd. — Class H	117,150	1,192,172

Shanghai International Airport Co., Ltd.	33,000	327,291

Sichuan Swellfun Co., Ltd.	110,600	716,404

Tencent Holdings, Ltd.	97,912	5,147,278

Tus Environmental Science And Technology Development Co., Ltd.	162,300	183,122

Weichai Power Co., Ltd. — Class H	190,000	333,838

WuXi AppTec Co., Ltd. — Class H (9)	50,160	707,204

Wuxi Biologics, Inc. (9)	60,500	941,786

Yanzhou Coal Mining Co., Ltd. — Class H	254,000	192,983

Yuexiu Property Co., Ltd.	922,000	175,303

Yuzhou Properties Co., Ltd.	662,000	282,040

Zhongsheng Group Holdings, Ltd.	154,500	620,131

Total China

(Cost: $18,982,876)		22,886,042

Egypt — 0.8% (Cost: $666,983)

Commercial International Bank Egypt SAE	166,327	677,182

France — 0.9% (Cost: $726,683)

Hermes International	1,050	767,238

Greece — 1.0%

Alpha Bank AE (9)	654,445	477,652

Piraeus Bank S.A. (9)	238,063	317,588

Total Greece

(Cost: $1,503,174)		795,240

Hungary — 1.1% (Cost: $716,714)

Richter Gedeon Nyrt	40,158	860,258

India — 2.1%

Affle India Private, Ltd. (9)	10,800	206,607

Reliance Industries, Ltd.	48,215	936,166

Issues	Shares	Value

India (Continued)

Shriram Transport Finance Co., Ltd.	29,500	$306,088

Vedanta, Ltd.	201,000	232,334

Total India

(Cost: $1,843,160)		1,681,195

Indonesia — 0.3% (Cost: $298,125)

Bank Central Asia Tbk PT	130,900	226,744

Kenya — 1.3% (Cost: $888,924)

Safari.com, Ltd.	3,979,400	1,070,843

Malaysia — 0.2% (Cost: $164,312)

Genting BHD	172,100	166,441

Mexico — 0.8%

Cemex S.A.B. de C.V. (ADR) (9)	84,800	179,776

Genomma Lab Internacional S.A.B. de C.V. — Class B (9)	609,900	491,813

Total Mexico

(Cost: $808,253)		671,589

Panama — 0.3% (Cost: $256,473)

Copa Holdings S.A.	5,500	243,155

Philippines — 0.8%

BDO Unibank, Inc.	215,680	424,386

Wilcon Depot, Inc.	844,300	244,452

Total Philippines

(Cost: $972,367)		668,838

Russia — 3.4%

Lukoil PJSC (SP ADR)	7,040	454,573

MMC Norilsk Nickel PJSC (ADR)	9,700	265,198

Sberbank of Russia PJSC	221,740	587,025

X5 Retail Group NV (GDR)	17,909	528,674

Yandex N.V. (9)	24,400	921,832

Total Russia

(Cost: $2,791,268)		2,757,302

South Africa — 1.2%

Capitec Bank Holdings, Ltd.	2,373	116,755

Clicks Group, Ltd.	42,571	534,798

FirstRand, Ltd.	142,039	312,879

Total South Africa

(Cost: $1,228,367)		964,432

South Korea — 5.4%

CJ CheilJedang Corp.	1,300	292,435

Daewoo Shipbuilding & Marine Engineering Co., Ltd. (9)	14,700	207,074

Doosan Bobcat, Inc. (9)	10,500	203,231

Fila Holdings Corp.	10,500	300,200

Kakao Corp.	2,250	340,017

NCSoft Corp.	600	317,910

See accompanying Notes to Financial Statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

South Korea (Continued)

Samsung Electronics Co., Ltd.	45,624	$1,875,946

Samwha Capacitor Co., Ltd.	8,300	331,904

Shinsegae, Inc.	2,479	537,804

Total South Korea

(Cost: $4,073,275)		4,406,521

Switzerland — 0.4% (Cost: $271,522)

Wizz Air Holdings PLC (9)	9,600	347,459

Taiwan — 9.3%

Accton Technology Corp.	136,000	985,873

ASPEED Technology, Inc.	16,000	632,708

Chailease Holding Co., Ltd.	229,000	870,053

Eva Airways Corp.	555,000	213,442

Taiwan Semiconductor Manufacturing Co., Ltd.	378,000	3,813,187

Taiwan Union Technology Corp.	175,000	788,959

Yageo Corp.	25,000	323,458

Total Taiwan

(Cost: $5,822,303)		7,627,680

Turkey — 0.2% (Cost: $157,023)

Turkiye Sise ve Cam Fabrikalari A.S.	219,522	152,326

United Kingdom — 0.4% (Cost: $263,941)

Genus PLC	7,500	322,691

United States — 2.8%

Applied Materials, Inc.	18,500	919,080

Issues	Shares	Value

United States (Continued)

MSCI, Inc.	3,200	$1,046,400

Western Digital Corp.	7,200	331,776

Total United States

(Cost: $1,952,285)		2,297,256

Total Common Stock

(Cost: $47,647,701)		52,534,925

PREFERRED STOCK — 0.6%

Brazil — 0.3% (Cost: $238,322)

Centrais Eletricas Brasileiras S.A., 3.48%	50,300	258,687

South Korea — 0.3% (Cost: $185,746)

LG Household & Health Care, Ltd., 0.72%	340	202,139

Total Preferred Stock

(Cost: $424,068)		460,826

MONEY MARKET INVESTMENTS — 1.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.22% (10)	1,009,419	1,009,419

Total Money Market Investments

(Cost: $1,009,419)		1,009,419

Total Investments (100.7%)

(Cost: $82,282,893)		82,520,632

Liabilities in Excess of Other Assets (-0.7%)		(556,294)

Total Net Assets (100.0%)		$81,964,338

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Bank of America, N.A.	ZAR	2,507,600	06/09/20	$151,779	$136,040	$(15,739)
Citibank N.A.	BRL	1,549,523	06/09/20	326,559	285,379	(41,180)
Citibank N.A.	MXN	3,486,960	06/12/20	162,411	145,542	(16,869)

				$640,749	$566,961	$(73,788)

SELL (12)
Bank of America, N.A.	BRL	1,549,523	06/09/20	$331,000	$285,380	$45,620
Barclays Capital	EUR	40,000	06/29/20	43,822	43,862	(40)
BNP Paribas S.A.	TRY	1,484,364	07/02/20	211,783	208,767	3,016
Citibank N.A.	EUR	46,000	06/29/20	50,333	50,441	(108)
Citibank N.A.	MXN	3,486,960	06/12/20	167,000	145,542	21,458
Citibank N.A.	ZAR	2,507,600	06/09/20	160,000	136,039	23,961
Goldman Sachs & Co.	EUR	727,000	06/29/20	797,759	797,185	574
Standard Chartered Bank	EUR	98,000	06/29/20	106,858	107,460	(602)

				$1,868,555	$1,774,676	$93,879

See accompanying Notes to Financial Statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2020

Credit Default Swaps — Sell Protection

Notional Amount (13)	Expiration Date	Counterparty & Reference Entity		Fixed Deal Receive Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium Paid (Received)	Value (14)
OTC Swaps
$140,000	6/20/25	Barclays Capital	CDX.EM.33	1.0%	Quarterly	$2,176	$(17,400)	$(15,224)
299,032	6/20/25	Bank of America, NA	CDX.EM.33	1.0%	Quarterly	1,655	(34,171)	(32,516)

						$3,831	$(51,571)	$(47,740)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	Private Joint-Stock Company.
BRL	Brazilian Real.
EUR	Euro Currency.
MXN	Mexican Peso.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2020, the value of these securities amounted to $14,457,047 or 17.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2020, the value of these securities amounted to $6,711,264 or 8.2% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2020.
(4)	Perpetual Maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security is not accruing interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2020.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	Fund sells foreign currency, buys U.S. Dollar.
(13)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(14)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Financial Statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Agriculture	0.4%
Airlines	1.4
Apparel	1.3
Auto Manufacturers	1.1
Auto Parts & Equipment	0.4
Banks	6.4
Beverages	0.9
Building Materials	0.6
Chemicals	0.5
Coal	0.2
Commercial Services	0.9
Computers	0.4
Cosmetics/Personal Care	0.2
Diversified Financial Services	2.1
Electric	1.9
Electronics	1.4
Energy-Alternate Sources	0.6
Engineering & Construction	1.1
Environmental Control	0.2
Food	1.5
Foreign Government Bonds	20.5
Healthcare-Services	2.4
Housewares	0.2
Insurance	1.5
Internet	15.8
Iron & Steel	1.2
Lodging	2.2
Machinery-Constr & Mining	0.2
Media	0.5
Metal Fabricate & Hardware	0.2
Mining	2.6
Oil & Gas	6.1
Packaging & Containers	0.2
Pharmaceuticals	1.7
Real Estate	3.0
Retail	2.4
Semiconductors	9.2
Shipbuilding	0.3
Software	2.1
Telecommunications	3.5
Transportation	0.2
Money Market Investments	1.2

Total	100.7%

See accompanying Notes to Financial Statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	April 30, 2020

Country	Percentage of Net Assets
Angola	0.4%
Argentina	1.1
Armenia	0.2
Bahrain	0.8
Brazil	4.9
Chile	1.4
China	29.3
Colombia	1.5
Costa Rica	0.2
Dominican Republic	1.1
Ecuador	0.3
Egypt	2.1
El Salvador	0.3
France	0.9
Ghana	0.7
Greece	1.0
Guatemala	0.3
Hungary	1.0
India	2.8
Indonesia	3.3
Iraq	0.2
Israel	0.6
Ivory Coast	0.5
Jamaica	0.1
Kazakhstan	0.5
Kenya	1.9
Lebanon	0.2
Malaysia	0.5
Mexico	3.7
Nigeria	0.9
Oman	0.3
Panama	1.1
Paraguay	0.5
Peru	0.2
Philippines	1.1
Qatar	1.0
Romania	0.5
Russia	3.6
Saudi Arabia	1.4
South Africa	2.0
South Korea	5.7
Sri Lanka	0.8
Switzerland	0.4
Taiwan	9.3
Tanzania	0.2
Turkey	1.8
Ukraine	1.6
United Arab Emirates	1.0
United Kingdom	0.4
United States	4.0
Uruguay	0.7
Venezuela	0.1
Vietnam	0.3

Total	100.7%

See accompanying Notes to Financial Statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$160,338	$—	$160,338
Banks	—	1,437,259	—	1,437,259
Chemicals	—	149,550	—	149,550
Commercial Services	—	175,420	—	175,420
Diversified Financial Services	—	131,750	—	131,750
Electric	—	1,258,921	—	1,258,921
Energy-Alternate Sources	—	484,194	—	484,194
Engineering & Construction	—	340,980	—	340,980
Foreign Government Bonds	—	16,727,126	113,645	16,840,771
Iron & Steel	—	253,562	—	253,562
Media	—	179,813	—	179,813
Metal Fabricate & Hardware	—	202,000	—	202,000
Mining	—	1,414,309	—	1,414,309
Oil & Gas	—	3,567,359	—	3,567,359
Packaging & Containers	—	195,750	—	195,750
Real Estate	—	1,159,056	—	1,159,056
Telecommunications	—	396,430	—	396,430
Transportation	—	168,000	—	168,000

Total Fixed Income Securities	—	28,401,817	113,645	28,515,462

Common Stock
Agriculture	—	322,691	—	322,691
Airlines	445,315	560,901	—	1,006,216
Apparel	—	1,067,438	—	1,067,438
Auto Manufacturers	—	889,776	—	889,776
Auto Parts & Equipment	—	333,838	—	333,838
Banks	—	3,843,503	—	3,843,503
Beverages	—	716,404	—	716,404
Building Materials	179,776	351,068	—	530,844
Chemicals	—	230,543	—	230,543
Coal	—	192,983	—	192,983
Commercial Services	522,587	—	—	522,587
Computers	331,776	—	—	331,776
Diversified Financial Services	298,088	1,292,896	—	1,590,984
Electronics	—	1,112,417	—	1,112,417
Engineering & Construction	—	570,469	—	570,469
Environmental Control	—	183,122	—	183,122
Food	943,087	292,435	—	1,235,522
Healthcare-Services	289,577	1,648,990	—	1,938,567
Housewares	152,326	—	—	152,326
Insurance	—	1,192,172	—	1,192,172
Internet	6,625,192	6,336,761	—	12,961,953
Iron & Steel	240,829	498,133	—	738,962
Lodging	136,838	1,658,579	—	1,795,417
Machinery-Constr & Mining	—	203,231	—	203,231

See accompanying Notes to Financial Statements.

32

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2020

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Media	$—	$206,607	$—	$206,607
Mining	265,198	431,005	—	696,203
Oil & Gas	454,573	936,166	—	1,390,739
Pharmaceuticals	491,813	860,258	—	1,352,071
Real Estate	—	1,296,075	—	1,296,075
Retail	534,797	1,402,387	—	1,937,184
Semiconductors	919,080	6,653,745	—	7,572,825
Shipbuilding	—	207,074	—	207,074
Software	1,714,326	—	—	1,714,326
Telecommunications	441,364	2,056,716	—	2,498,080

Total Common Stock	14,986,542	37,548,383	—	52,534,925

Preferred Stock
Cosmetics/Personal Care	—	202,139	—	202,139
Electric	258,687	—	—	258,687

Total Preferred Stock	258,687	202,139	—	460,826

Money Market Investments	1,009,419	—	—	1,009,419

Total Investments	$16,254,648	$66,152,339	$113,645	$82,520,632

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	94,629	—	94,629

Total	$16,254,648	$66,246,968	$113,645	$82,615,261

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(74,538)	$—	$(74,538)
Swap Agreements
Credit Risk	—	(47,740)	—	(47,740)

Total	$—	$(122,278)	$—	$(122,278)

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2020

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
ASSETS
Investments, at Value (1)	$4,870,746	$5,503,986,608	$208,971,001	$82,520,632
Foreign Currency, at Value (2)	335	4	815	3,019
Cash	—	—	1,145,731	—
Receivable for Securities Sold	—	78,256,337	1,981,513	659,981
Receivable for Fund Shares Sold	—	20,820,791	669,829	169
Interest and Dividends Receivable	4,317	78,382,152	3,954,939	511,860
Foreign Tax Reclaims Receivable	256	—	—	3,008
Receivable from Investment Advisor	13,738	48,310	38,528	34,520
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	16,860,535	2,859,046	94,629
Swap Interest Receivable	—	103,000	—	512
Cash Collateral Held for Brokers	—	16,989,999	4,040,000	—
Prepaid Expenses	12,271	300,917	60,085	29,839

Total Assets	4,901,663	5,715,748,653	223,721,487	83,858,169

LIABILITIES
Distributions Payable	—	6,289,738	—	—
Payable for Securities Purchased	38,969	170,144,352	1,679,322	1,453,331
Payable for Fund Shares Redeemed	—	16,958,457	9,899,881	126,915
Accrued Capital Gain Withholding Taxes	—	—	6,277	—
Accrued Directors’ Fees and Expenses	6,972	6,972	6,972	6,972
Deferred Accrued Directors’ Fees and Expenses	2,296	2,296	2,296	2,296
Accrued Management Fees	3,010	3,320,972	129,261	58,712
Accrued Distribution Fees	283	52,635	4,759	1,734
Open Swap Agreements, at Value	—	9,600,204	—	47,740
Collateral Pledged by Brokers	—	6,450,000	1,450,000	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	13,135,994	3,406,031	74,538
Other Accrued Expenses	41,679	1,526,203	142,247	121,593

Total Liabilities	93,209	227,487,823	16,727,046	1,893,831

NET ASSETS	$4,808,454	$5,488,260,830	$206,994,441	$81,964,338

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

April 30, 2020

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in Capital	$5,158,149	$7,214,846,451	$263,635,935	$93,839,503
Accumulated Earnings (Loss)	(349,695)	(1,726,585,621)	(56,641,494)	(11,875,165)

NET ASSETS	$4,808,454	$5,488,260,830	$206,994,441	$81,964,338

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,361,893	$5,227,771,448	$183,699,284	$73,231,255

N Class Share	$1,446,561	$260,489,298	$23,295,157	$8,733,083

Plan Class Share	$—	$84	$—	$—

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	363,828	753,287,516	22,935,976	7,524,525

N Class Share	156,586	29,125,758	2,914,726	902,433

Plan Class Share	—	12	—	—

NET ASSET VALUE PER SHARE: (4)
I Class Share	$9.24	$6.94	$8.01	$9.73

N Class Share	$9.24	$8.94	$7.99	$9.68

Plan Class Share	$—	$6.95	$—	$—

(1)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2020 was $4,397,575, $6,395,520,951, $227,160,469 and $82,282,893, respectively.

(2)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2020 was $332, $5, $811 and $2,993, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2020

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
INVESTMENT INCOME
Income:
Dividends	$30,619 (1)	$—	$—		$339,243 (1)
Interest	—	177,204,895	7,738,613	(2)	1,057,102

Total	30,619	177,204,895	7,738,613		1,396,345

Expenses:
Management Fees	21,301	22,813,636	934,954		421,182
Accounting Services Fees	2,264	196,781	10,582		5,614
Administration Fees	7,152	336,327	21,766		13,548
Transfer Agent Fees:
I Class	2,864	2,069,575	71,629		54,290
N Class	3,011	166,954	9,923		5,982
Custodian Fees	27,373	129,471	93,813		67,474
Professional Fees	13,931	61,212	20,662		21,827
Directors’ Fees and Expenses	18,948	18,948	18,948		18,948
Registration Fees:
I Class	9,049	73,489	19,080		12,378
N Class	9,049	16,533	10,970		9,556
Plan Class	—	1,101	—		—
Distribution Fees:
N Class	1,947	386,313	33,682		13,127
Tax Agent Fees	3,105	—	—		—
Other	3,578	254,883	14,490		12,001

Total	123,572	26,525,223	1,260,499		655,927

Less Expenses Borne by Investment Advisor:
I Class	57,432	—	139,378		147,681
N Class	32,855	241,940	54,777		29,742
Plan Class	—	1,101	—		—

Net Expenses	33,285	26,282,182	1,066,344		478,504

Net Investment Income (Loss)	(2,666)	150,922,713	6,672,269		917,841

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(13,612)	(149,461,270)	(6,015,658	) (3)	(2,593,838)
Foreign Currency	(7,325)	(1,079,239)	(683,823)		(106,154)
Foreign Currency Forward Contracts	—	(1,033,349)	(2,312,964)		(7,385)
Futures Contracts	—	(11,361,569)	(141,330)		(84,178)
Swap Agreements	—	(1,379,857)	—		(6,026)
Change in Unrealized (Depreciation) on:
Investments	(365,941)	(1,036,962,007)	(27,653,799	) (4)	(9,041,079)
Foreign Currency	(879)	(15,580)	(206,688)		(4,079)
Foreign Currency Forward Contracts	—	4,476,986	(662,490)		26,205
Futures contracts	—	7,791,812	47,462		58,672
Swap Agreements	—	934,979	—		3,831

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(387,757)	(1,188,089,094)	(37,629,290)		(11,754,031)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(390,423)	$(1,037,166,381)	$(30,957,021)		$(10,836,190)

(1)	Net of foreign taxes withheld of $4,855 and $53,616 for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.
(2)	Net of foreign taxes withheld of $348,498 for the TCW Emerging Markets Local Currency Income Fund.
(3)	Net of capital gain withholding taxes of $107,111 for the TCW Emerging Markets Local Currency Income Fund.
(4)	Net of capital gain withholding taxes of $6,277 for the TCW Emerging Markets Local Currency Income Fund.

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income (Loss)	$(2,666)	$54,866	$150,922,713	$305,438,324
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(20,937)	(243,402)	(164,315,284)	92,769,291
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(366,820)	630,185	(1,023,773,810)	262,677,511

Increase (Decrease) in Net Assets Resulting from Operations	(390,423)	441,649	(1,037,166,381)	660,885,126

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(48,424)	(22,279)	(134,332,676)	(294,091,267)

NET CAPITAL SHARE TRANSACTIONS
I Class	(412,475)	18,051	675,855,581	958,795,098
N Class	13,504	(8,759)	(5,139,775)	(44,660,906)
Plan Class	—	—	100	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(398,971)	9,292	670,715,906	914,134,192

Increase (Decrease) in Net Assets	(837,818)	428,662	(500,783,151)	1,280,928,051
NET ASSETS
Beginning of Period	5,646,272	5,217,610	5,989,043,981	4,708,115,930

End of Period	$4,808,454	$5,646,272	$5,488,260,830	$5,989,043,981

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net Investment Income	$6,672,269	$17,242,572	$917,841	$3,468,836
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(9,153,775)	(12,366,552)	(2,797,581)	(1,979,448)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(28,475,515)	31,798,565	(8,956,450)	9,215,141

Increase (Decrease) in Net Assets Resulting from Operations	(30,957,021)	36,674,585	(10,836,190)	10,704,529

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(3,725,211)	(4,590,289)	(3,149,794)	(1,629,446)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,261,870)	(70,994,380)	(1,730,036)	40,611,403
N Class	(1,040,409)	(24,528,678)	(1,533,490)	(68,487,345)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(7,302,279)	(95,523,058)	(3,263,526)	(27,875,942)

Decrease in Net Assets	(41,984,511)	(63,438,762)	(17,249,510)	(18,800,859)
NET ASSETS
Beginning of Period	248,978,952	312,417,714	99,213,848	118,014,707

End of Period	$206,994,441	$248,978,952	$81,964,338	$99,213,848

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2020

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objectives and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets in debt securities issued or guaranteed by companies and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries.
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long-term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

40

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2020 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2019	$17,856,321	$140,385
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation	(3,401,204)	(26,740)
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2020	$14,455,117	$113,645

Change in Unrealized Appreciation from Investments Still Held at April 30, 2020	$(3,401,204)	$(26,740)

42

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

Description	Fair Value at 04/30/20	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Emerging Markets Income Fund
Government Issues	$14,455,117	Third-party Vendor	Vendor Prices	$8.5	$8.5

TCW Emerging Markets Multi-Asset Opportunities Fund
Government Issues	$113,645	Third-party Vendor	Vendor Prices	$8.5	$8.5

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other International Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following fiscal year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2020, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$16,860,535	$—	$16,860,535

Total Value	$—	$16,860,535	$—	$16,860,535

Liability Derivatives
Forward Contracts	$—	$(13,135,994)	—	$(13,135,994)
Swap Agreements	(9,600,204)	—	—	(9,600,204)

Total Value	$(9,600,204)	$(13,135,994)	$—	$(22,736,198)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(1,033,349)	$—	$(1,033,349)
Futures Contracts	—	—	(11,361,569)	(11,361,569)
Investments (1)	—	(1,956,875)	—	(1,956,875)
Swap Agreements	(1,379,857)	—	—	(1,379,857)

Total Realized Gain (Loss)	$(1,379,857)	$(2,990,224)	$(11,361,569)	$(15,731,650)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$4,476,986	$—	$4,476,986
Futures Contracts	—	—	7,791,812	7,791,812
Swap Agreements	934,979	—	—	934,979

Total Change in Appreciation (Depreciation)	$934,979	$4,476,986	$7,791,812	$13,203,777

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$204,568,243	$ —	$204,568,243
Options Purchased	$ —	$193,750,000	$ —	$193,750,000
Futures Contracts	—	—	637	637
Swap Agreements	$125,005,539	$ —	$ —	$125,005,539

44

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$2,859,046	$—	$2,859,046

Total Value	$—	$2,859,046	$—	$2,859,046

Liability Derivatives
Forward Contracts	$—	$(3,406,031)	$—	$(3,406,031)

Total Value	$—	$(3,406,031)	$—	$(3,406,031)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(2,312,964)	$—	$(2,312,964)
Futures Contracts	—	—	(141,330)	(141,330)
Investments (1)	—	(129,881)	—	(129,881)

Total Realized Gain (Loss)	$—	$(2,442,845)	$(141,330)	$(2,584,175)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(662,490)	$—	$(662,490)
Futures Contracts	—	—	47,462	47,462

Total Change in Appreciation (Depreciation)	$—	$(662,490)	$47,462	$(615,028)

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$94,711,518	$ —	$94,711,518
Futures Contracts	—	—	11	11
Options Purchased	$ —	$11,655,000	$ —	$11,655,000

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$94,629	$—	$94,629

Total Value	$—	$94,629	$—	$94,629

Liability Derivatives
Forward Contracts	$—	$(74,538)	$—	$(74,538)
Swap Agreements	(47,740)	—	—	(47,740)

Total Value	$(47,740)	$(74,538)	$—	$(122,278)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(7,385)	$—	$(7,385)
Futures Contracts	—	—	(84,178)	(84,178)
Investments (1)	—	(10,756)	—	(10,756)
Swap Agreements	(6,026)	—	—	(6,026)

Total Realized Gain (Loss)	$(6,026)	$(18,141)	$(84,178)	$(108,345)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$26,205	$—	$26,205
Futures Contracts	—	—	58,672	58,672
Swap Agreements	3,831	—	—	3,831

Total Change in Appreciation (Depreciation)	$3,831	$26,205	$58,672	$88,708

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$1,197,974	$ —	$1,197,974
Options Purchased	$ —	$1,065,000	$ —	$1,065,000
Futures Contracts	—	—	5	5
Swap Agreements	$625,926	$ —	$ —	$625,926

(1)	Represents realized gain (loss) for purchased options.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2020.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

46

TCW Funds, Inc.

April 30, 2020

Note 2 — Significant Accounting Policies (Continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2020:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America, N.A.	$7,990,544	$(9,290,561)	$(1,300,017)	$1,300,017	(2)	$—
Barclays Bank PLC	—	(3,214,587)	(3,214,587)	3,180,000		(34,587)
BNP Paribas S.A.	466,821	—	466,821	(466,821	) (2)	—
Citibank N.A.	4,417,751	(10,138,905)	(5,721,154)	5,721,154	(2)	—
Goldman Sachs & Co.	130,682	—	130,682	(130,682	) (2)	—
Standard Chartered Bank	3,854,737	(92,145)	3,762,592	(3,762,592	) (2)	—

Total	$16,860,535	$(22,736,198)	$(5,875,663)	$5,841,076		$(34,587)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America, N.A.	$413,531	$(1,235,914)	$(822,383)	$822,383	(2)	$—
Barclays Capital	1,259,494	(493,262)	766,232	(766,232	) (2)	—
BNP Paribas S.A.	674,610	(321,151)	353,459	(320,000)		33,459
Citibank N.A.	91,640	(910,501)	(818,861)	818,861	(2)	—
Goldman Sachs & Co.	122,300	(15,207)	107,093	(107,093	) (2)	—
JPMorgan Chase Bank	146,105	(419,234)	(273,129)	273,129	(2)	—
Standard Chartered Bank	151,366	(10,762)	140,604	—		140,604

Total	$2,859,046	$(3,406,031)	$(546,985)	$721,048		$174,063

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America, N.A.	$45,620	$(48,256)	$(2,636)	$—	$(2,636)
Barclays Capital	—	(15,263)	(15,263)	—	(15,263)
BNP Paribas S.A.	3,016	—	3,016	—	3,016
Citibank N.A.	45,419	(58,157)	(12,738)	—	(12,738)
Goldman Sachs & Co	574	—	574	—	574
Standard Chartered Bank	—	(602)	(602)	—	(602)

Total	$94,629	$(122,278)	$(27,649)	$—	$(27,649

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

48

TCW Funds, Inc.

April 30, 2020

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (MRA). The MRA permits a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. The Funds had no repurchase agreements outstanding as of April 30, 2020.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2020.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2020.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by each Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2020 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at April 30, 2020.

Options:    The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction

50

TCW Funds, Inc.

April 30, 2020

Note 3 — Portfolio Investments (Continued)

before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2020, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Emerging Markets Multi-Asset Opportunities Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2020, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within each Fund.

52

TCW Funds, Inc.

April 30, 2020

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, which is the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The World Health Organization officially declared in March 2020 that the COVID-19 outbreak formally constitutes a “pandemic.” This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including

54

TCW Funds, Inc.

April 30, 2020

Note 4 — Risk Considerations (Continued)

further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if COVID-19’s spread is substantially contained, it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior.

The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses. The extent of the impact on business operations and performance of market participants and the companies in which we invest depends and will continue to depend on many factors, virtually all of which are highly uncertain and unpredictable, and this impact may include or lead to: (i) significant reductions in revenue and growth; (ii) unexpected operational losses and liabilities; (iii) impairments to credit quality; and (iv) reductions in the availability of capital. These same factors may limit the ability to source, research, and execute new investments, as well as to sell investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal, and regulatory frameworks in ways that are adverse to the investment strategies we intend to pursue, all of which could materially diminish our ability to fulfill investment objectives. They may also impair the ability of the companies in which we invest or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences, including the potential for defaults by borrowers under debt instruments held in a client’s portfolio. In addition, an extended period of remote working by the employees of the companies in which we invest subjects those companies to additional operational risks, including heightened cybersecurity risk. Remote working environments may be less secure and more susceptible to cyberattacks that seek to exploit the COVID-19 pandemic, and the operational damage of any such events could potentially disrupt our business and reduce the value of our investments. The operations of securities markets may also be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements, and other factors related to a public health emergency, including the potential adverse impact on the health of any such entity’s personnel. These measures may also hinder normal business operations by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing the ability to make accurate and timely projections of financial performance. Because our ability to execute transactions on behalf of the Funds is dependent upon the timely performance of multiple third parties, any interruptions in the business operations of those third parties could impair our ability to effectively implement a Fund’s investment strategies.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At April 30, 2020, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$750,170	$(308,684)	$441,486	$4,429,260
TCW Emerging Markets Income Fund	70,226,977	(968,915,048)	(898,688,071)	6,402,674,679
TCW Emerging Markets Local Currency Income Fund	2,746,891	(26,020,869)	(23,273,978)	232,244,979
TCW Emerging Markets Multi-Asset Opportunities Fund	8,215,615	(8,579,725)	(364,110)	82,884,742

At October 31, 2019 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$36,002	$—	$36,002
TCW Emerging Markets Income Fund	23,323,262	—	23,323,262
TCW Emerging Markets Local Currency Income Fund	1,190,431		1,190,431
TCW Emerging Markets Multi-Asset Opportunities Fund	2,701,879	—	2,701,879

During the year ended October 31, 2019, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Developing Markets Equity Fund	$22,279	$—	$22,279
TCW Emerging Markets Income Fund	294,090,766	—	294,090,766
TCW Emerging Markets Local Currency Income Fund	4,590,289	—	4,590,289
TCW Emerging Markets Multi-Asset Opportunities Fund	1,629,445	—	1,629,445

At October 31, 2019, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$765,586	$—	$765,586
TCW Emerging Markets Income Fund	390,218,298	301,556,377	691,774,675
TCW Emerging Markets Local Currency Income Fund	15,553,308	11,669,218	27,222,526
TCW Emerging Markets Multi-Asset Opportunities Fund	9,372,133	—	9,372,133

The Funds did not have any unrecognized tax benefits at April 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2020. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90%

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TCW Funds, Inc.

April 30, 2020

Note 6 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	1.25	% (1)
N Class	1.25	% (1)
TCW Emerging Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.00	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which is shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2020 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$3,827,828	$4,433,535	$—	$—
TCW Emerging Markets Income Fund	5,246,513,274	4,564,643,629	—	—
TCW Emerging Markets Local Currency Income Fund	191,346,619	175,879,456	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	82,458,302	84,884,310	—	—

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	466	$5,040	228	$2,040
Shares Issued upon Reinvestment of Dividends	3,227	34,910	1,763	16,011
Shares Redeemed	(41,130)	(452,427)	—	—

Net Increase (Decrease)	(37,437)	$(412,475)	1,991	$18,051

N Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	11	$100
Shares Issued upon Reinvestment of Dividends	1,249	13,514	690	6,268
Shares Redeemed	(1)	(10)	(1,655)	(15,127)

Net Increase (Decrease)	1,248	$13,504	(954)	$(8,759)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	235,628,130	$1,863,895,503	325,616,046	$2,622,012,778
Shares Issued upon Reinvestment of Dividends	11,974,066	95,110,859	19,612,811	158,858,299
Shares Redeemed	(175,161,355)	(1,283,150,781)	(226,225,558)	(1,822,075,979)

Net Increase	72,440,841	$675,855,581	119,003,299	$958,795,098

N Class	Shares	Amount	Shares	Amount
Shares Sold	5,425,607	$55,344,055	9,325,603	$97,733,797
Shares Issued upon Reinvestment of Dividends	740,009	7,615,537	1,544,925	16,071,564
Shares Redeemed	(6,925,368)	(68,099,367)	(15,236,140)	(158,466,267)

Net Decrease	(759,752)	$(5,139,775)	(4,365,612)	$(44,660,906)

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Plan Class	Shares	Amount	Shares	Amount
Shares Sold	12	$100	—	$—
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	12	$100	—	$—

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	6,824,316	$60,929,537	14,235,609	$125,090,886
Shares Issued upon Reinvestment of Dividends	333,736	3,073,757	419,536	3,579,182
Shares Redeemed	(8,312,053)	(70,265,164)	(23,098,821)	(199,664,448)

Net Decrease	(1,154,001)	$(6,261,870)	(8,443,676)	$(70,994,380)

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,465,502	$12,581,004	3,108,306	$27,354,015
Shares Issued upon Reinvestment of Dividends	42,664	392,147	71,740	610,839
Shares Redeemed	(1,653,092)	(14,013,560)	(5,984,228)	(52,493,532)

Net Decrease	(144,926)	$(1,040,409)	(2,804,182)	$(24,528,678)

58

TCW Funds, Inc.

April 30, 2020

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
I Class	Shares	Amount	Shares	Amount
Shares Sold	283,391	$3,154,650	5,474,863	$61,399,299
Shares Issued upon Reinvestment of Dividends	242,397	2,799,681	58,600	588,909
Shares Redeemed	(733,549)	(7,684,367)	(1,970,348)	(21,376,805)

Net Increase (Decrease)	(207,761)	$(1,730,036)	3,563,115	$40,611,403

N Class	Shares	Amount	Shares	Amount
Shares Sold	44,568	$495,161	835,903	$8,721,859
Shares Issued upon Reinvestment of Dividends	29,582	340,484	102,937	1,032,231
Shares Redeemed	(220,181)	(2,369,135)	(7,102,907)	(78,241,435)

Net Decrease	(146,031)	$(1,533,490)	(6,164,067)	$(68,487,345)

Note 10 — Affiliate Ownership

As of April 30, 2020, affiliates of the Funds and Advisor owned 98.69% and 6.31% of the net assets of the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2020.

Note 12 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement renewed annually with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2020. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine a highly liquid investment minimum, limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 13 — Liquidity Risk Management Program (Continued)

On March 9, 2020, the Board reviewed the Program Administrator’s written report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the period from its adoption through December 31, 2019 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8 Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has concluded that the ASU had no material impact to the financial statements.

60

TCW Developing Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					June 30, 2015 (Commencement of Operations) through October 31, 2015
			2019	2018	2017	2016
Net Asset Value per Share, Beginning of Period	$10.14		$9.39	$11.17	$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.10	0.06	0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		0.69	(1.78)	2.09	0.38		(1.39)

Total from Investment Operations	(0.81)		0.79	(1.72)	2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.04)	(0.06)	(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$9.24		$10.14	$9.39	$11.17	$9.10		$8.62

Total Return	(8.14	)% (4)	8.46%	(15.51)%	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$3,362		$4,071	$3,750	$4,433	$3,577		$3,392

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.30	% (5)	4.88%	3.45%	3.94%	3.56%		7.09	% (5)

After Expense Reimbursement	1.25	% (5)	1.25%	1.25%	1.25%	1.25%		1.25	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10	)% (5)	1.03%	0.49%	0.77%	1.15%		0.30	% (5)

Portfolio Turnover Rate	73.76	% (4)	207.48%	163.33%	194.58%	154.70%		54.34	% (5)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Developing Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					June 30, 2015 (Commencement of Operations) through October 31, 2015
			2019	2018	2017	2016
Net Asset Value per Share, Beginning of Period	$10.14		$9.39	$11.17	$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	(0.00	) (2)	0.10	0.06	0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.81)		0.69	(1.78)	2.09	0.38		(1.39)

Total from Investment Operations	(0.81)		0.79	(1.72)	2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.04)	(0.06)	(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$9.24		$10.14	$9.39	$11.17	$9.10		$8.62

Total Return	(8.14	)% (4)	8.46%	(15.51)%	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,447		$1,575	$1,468	$1,722	$1,364		$1,297

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	5.47	% (5)	6.11%	4.51%	5.08%	4.80%		8.39	% (5)

After Expense Reimbursement	1.25	% (5)	1.25%	1.25%	1.25%	1.25%		1.25	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10	)% (5)	1.03%	0.49%	0.77%	1.15%		0.29	% (5)

Portfolio Turnover Rate	73.76	% (4)	207.48%	163.33%	194.58%	154.70%		54.34	% (5)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$8.33		$7.77	$8.54	$8.34	$7.67	$8.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.46	0.43	0.55	0.55	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(1.42)		0.54	(0.83)	0.09	0.52	(0.87)

Total from Investment Operations	(1.22)		1.00	(0.40)	0.64	1.07	(0.49)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.44)	(0.37)	(0.44)	(0.40)	(0.39)
Distributions from Return of Capital	—		—	—	—	—	(0.02)

Total Distributions	(0.17)		(0.44)	(0.37)	(0.44)	(0.40)	(0.41)

Net Asset Value per Share, End of Period	$6.94		$8.33	$7.77	$8.54	$8.34	$7.67

Total Return	(14.83	)% (2)	13.13%	(4.85)%	7.95%	14.29%	(5.75)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$5,227,771		$5,668,552	$4,365,456	$3,039,671	$2,574,798	$2,733,679

Ratio of Expenses to Average Net Assets	0.86	% (3)	0.84%	0.86%	0.87%	0.87%	0.88%

Ratio of Net Investment Income to Average Net Assets	4.97	% (3)	5.62%	5.33%	6.56%	6.95%	4.79%

Portfolio Turnover Rate	78.61	% (2)	136.47%	149.50%	212.16%	214.73%	172.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$10.72		$10.00	$11.00	$10.75	$9.89	$11.05

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25		0.57	0.53	0.68	0.68	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.82)		0.69	(1.08)	0.12	0.67	(1.11)

Total from Investment Operations	(1.57)		1.26	(0.55)	0.80	1.35	(0.65)

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.54)	(0.45)	(0.55)	(0.49)	(0.48)
Distributions from Return of Capital	—		—	—	—	—	(0.03)

Total Distributions	(0.21)		(0.54)	(0.45)	(0.55)	(0.49)	(0.51)

Net Asset Value per Share, End of Period	$8.94		$10.72	$10.00	$11.00	$10.75	$9.89

Total Return	(14.84	)% (2)	12.85%	(5.16)%	7.67%	13.98%	(5.96)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$260,489		$320,492	$342,660	$510,877	$534,151	$521,413

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.16	% (3)	1.14%	1.16%	1.15%	1.15%	1.16%

After Expense Reimbursement	1.00	% (3)	1.05%	1.10%	1.13%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	4.83	% (3)	5.41%	5.03%	6.30%	6.71%	4.50%

Portfolio Turnover Rate	78.61	% (2)	136.47%	149.50%	212.16%	214.73%	172.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class

	March 2, 2020 (Commencement of Operations) through April 30, 2020 (Unaudited)
Net Asset Value per Share, Beginning of Period	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05
Net Realized and Unrealized Loss on Investments	(1.42)

Total from Investment Operations	(1.37)

Less Distributions:
Distributions from Net Investment Income	(0.02)

Total distributions	(0.02)

Net Asset Value per Share, End of Period	$6.95

Total Return	(16.37	)% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$0.00	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	7890.15	% (4)

Ratio of Expenses to Average Net Assets	0.57	% (4)

Ratio of Net Investment Income to Average Net Assets	4.07	% (4)

Portfolio Turnover Rate	78.61	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 2, 2020 (Commencement of Operations) through April 30, 2020.
(3)	Amount rounds to less than $1,000.
(4)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$9.17		$8.14	$9.30	$9.13	$8.18	$9.69

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.58	0.53	0.64	0.52	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		0.57	(1.19)	(0.06)	0.43	(1.94)

Total from Investment Operations	(1.03)		1.15	(0.66)	0.58	0.95	(1.48)

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.12)	(0.23)	(0.41)	—	—
Distributions from Return of Capital	—		—	(0.27)	—	—	(0.03)

Total Distributions	(0.13)		(0.12)	(0.50)	(0.41)	—	(0.03)

Net Asset Value per Share, End of Period	$8.01		$9.17	$8.14	$9.30	$9.13	$8.18

Total Return	(11.45	)% (2)	14.26%	(7.74)%	6.33%	11.61%	(15.35)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$183,699		$220,968	$264,754	$138,068	$97,650	$102,034

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.98	% (3)	1.03%	0.95%	1.03%	1.00%	1.00%

After Expense Reimbursement	0.85	% (3)	0.88%	N/A	0.99%	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	5.36	% (3)	6.66%	5.90%	6.83%	6.12%	5.20%

Portfolio Turnover Rate	78.25	% (2)	127.74%	185.72%	137.44%	209.07%	250.10%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$9.15		$8.13	$9.29	$9.12	$8.17	$9.69

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.57	0.51	0.64	0.48	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		0.57	(1.17)	(0.06)	0.47	(1.95)

Total from Investment Operations	(1.03)		1.14	(0.66)	0.58	0.95	(1.49)

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.12)	(0.23)	(0.41)	—	—
Distributions from Return of Capital	—		—	(0.27)	0.00	—	(0.03)

Total Distributions	(0.13)		(0.12)	(0.50)	(0.41)	—	(0.03)

Net Asset Value per Share, End of Period	$7.99		$9.15	$8.13	$9.29	$9.12	$8.17

Total Return	(11.48	)% (2)	14.14%	(7.75)%	6.33%	11.63%	(15.37)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$23,295		$28,011	$47,664	$34,807	$15,325	$153,270

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.31	% (3)	1.40%	1.32%	1.35%	1.31%	1.25%

After Expense Reimbursement	0.90	% (3)	0.92%	0.99%	0.99%	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	5.31	% (3)	6.63%	5.78%	6.88%	6.05%	5.29%

Portfolio Turnover Rate	78.25	% (2)	127.74%	185.72%	137.44%	209.07%	250.10%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$11.31		$10.39	$11.70	$10.39	$9.63	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.38	0.25	0.31	0.35	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.32)		0.69	(1.30)	1.38	0.65	(1.38)

Total from Investment Operations	(1.21)		1.07	(1.05)	1.69	1.00	(1.14)

Less Distributions:
Distributions from Net Investment Income	(0.37)		(0.15)	(0.26)	(0.38)	(0.24)	(0.20)

Net Asset Value per Share, End of Period	$9.73		$11.31	$10.39	$11.70	$10.39	$9.63

Total Return	(11.20	)% (2)	10.50%	(9.23)%	17.05%	10.75%	(10.53)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$73,231		$87,430	$43,338	$42,041	$37,173	$39,739

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.36	% (3)	1.31%	1.34%	1.54%	1.57%	1.47%

After Expense Reimbursement	1.00	% (3)	1.02%	1.23%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	1.98	% (3)	3.51%	2.13%	2.95%	3.74%	2.31%

Portfolio Turnover Rate	90.35	% (2)	188.64%	160.85%	197.48%	227.75%	145.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Net Asset Value per Share, Beginning of Period	$11.24		$10.35	$11.66	$10.35	$9.59	$10.92

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.28	0.26	0.32	0.36	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		0.76	(1.31)	1.37	0.64	(1.37)

Total from Investment Operations	(1.21)		1.04	(1.05)	1.69	1.00	(1.13)

Less Distributions:
Distributions from Net Investment Income	(0.35)		(0.15)	(0.26)	(0.38)	(0.24)	(0.20)

Net Asset Value per Share, End of Period	$9.68		$11.24	$10.35	$11.66	$10.35	$9.59

Total Return	(11.28	)% (2)	10.25%	(9.26)%	17.10%	10.78%	(10.50)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$8,733		$11,784	$74,677	$40,064	$5,088	$4,107

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.77	% (3)	1.65%	1.67%	1.96%	2.15%	2.15%

After Expense Reimbursement	1.20	% (3)	1.21%	1.23%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	1.78	% (3)	2.64%	2.25%	2.95%	3.79%	2.38%

Portfolio Turnover Rate	90.35	% (2)	188.64%	160.85%	197.48%	227.75%	145.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2020 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020 (182 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2019 to April 30, 2020)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$918.60	1.25%	$5.96
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.25%	6.27

N Class Shares
Actual	$1,000.00	$918.60	1.25%	$5.96
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.25%	6.27

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$851.70	0.86%	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,020.59	0.86%	4.32

N Class Shares
Actual	$1,000.00	$851.60	1.00%	$4.60
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02

Plan Class Shares
Actual	$1,000.00	$836.30	0.57%	$0.86	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.57%	2.87	(1)

70

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 01, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2019 to April 30, 2020)
TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$885.50	0.85%	$3.98
Hypothetical (5% return before expenses)	1,000.00	1,020.64	0.85%	4.27

N Class Shares
Actual	$1,000.00	$885.20	0.90%	$4.22
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%	4.52

TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$888.00	1.00%	$4.69
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02

N Class Shares
Actual	$1,000.00	$887.20	1.20%	$5.63
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

(1)

Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on March 2, 2020 through April 30, 2020, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2020, multiplied by the number of days in the six month period and divided by the number of days in the year.

71

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

72

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarINT0420

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	July 1, 2020

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	July 1, 2020